| 1
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
BANKING FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .3%
BANKS - 93 .8%
Citigroup, Inc.
2,100 $ 238,161
Wells Fargo & Co.
2,944 234,372
JPMorgan Chase & Co.
783 230,327
Bank of America Corp.
4,704 229,320
PNC Financial Services
Group, Inc.
894 186,033
U.S. Bancorp
3,474 180,683
Bank of New York Mellon
Corp.
1,521 180,436
Truist Financial Corp.
3,380 155,379
NU Holdings Limited/Cayman
Islands — Class A*
10,441 150,037
Fifth Third Bancorp
2,917 135,524
State Street Corp.
930 117,701
M&T Bank Corp.
550 113,696
Huntington Bancshares, Inc.
7,230 113,150
Citizens Financial Group, Inc.
1,688 101,229
Northern Trust Corp.
724 101,049
Regions Financial Corp.
3,741 97,715
KeyCorp
4,797 96,180
ICICI Bank Ltd. ADR
3,102 80,342
Toronto-Dominion Bank
829 77,354
East West Bancorp, Inc.
717 76,547
Pinnacle Financial Partners,
Inc.
850 73,219
Popular, Inc.
542 72,720
Bank of Nova Scotia
1,001 69,379
Royal Bank of Canada
423 68,433
First Citizens BancShares,
Inc. — Class A
36 67,848
Webster Financial Corp.
974 67,615
First Horizon Corp.
2,954 67,233
HDFC Bank Ltd. ADR
2,609 64,912
Wintrust Financial Corp.
453 62,940
Itau Unibanco Holding S.A.
ADR
7,317 61,316
SouthState Bank Corp.
655 60,601
Zions Bancorp North America
1,041 59,982
Columbia Banking System,
Inc.
2,115 58,014
Cullen/Frost Bankers, Inc.
423 57,985
HSBC Holdings plc ADR
682 56,258
Old National Bancorp
2,540 56,134
Western Alliance
Bancorporation
789 55,901
UMB Financial Corp.
490 55,267
Commerce Bancshares, Inc.
1,101 54,169
Barclays plc ADR
2,475 52,371
Grupo Financiero Galicia S.A.
ADR
1,114 52,035
Prosperity Bancshares, Inc.
774 51,997
FNB Corp.
2,967 49,608
Valley National Bancorp
4,003 49,157
Canadian Imperial Bank of
Commerce
517 48,986
United Bankshares, Inc.
1,177 48,751
UBS Group AG
1,217 47,548
A
A
A SHARES VALUE
COMMON STOCKS - 99.3% (continued)
BANKS - 93.8% (continued)
Bank of Montreal
344 $ 46,557
Deutsche Bank AG
1,559 46,427
Banco Bradesco S.A. ADR
12,634 46,114
Hancock Whitney Corp.
718 45,658
Bank OZK
974 44,697
Flagstar Bank North America
3,349 44,106
Mitsubishi UFJ Financial
Group, Inc. ADR
2,519 42,747
Eastern Bankshares, Inc.
2,144 41,937
Associated Banc-Corp.
1,616 41,790
ING Groep N.V. ADR
1,597 41,602
International Bancshares
Corp.
577 38,826
Fulton Financial Corp.
1,906 38,768
First Financial Bankshares,
Inc.
1,281 37,725
WesBanco, Inc.
1,062 36,628
Cathay General Bancorp
728 36,298
First Hawaiian, Inc.
1,428 35,186
Seacoast Banking
Corporation of Florida
1,135 34,379
First Interstate BancSystem,
Inc. — Class A
1,024 34,202
Simmons First National
Corp. — Class A
1,744 33,921
CVB Financial Corp.
1,636 31,722
Texas Capital Bancshares,
Inc.*
308 29,223
Independent Bank Corp.
381 28,655
BOK Financial Corp.
200 25,612
Bancorp, Inc.*
439 23,587
Pathward Financial, Inc.
159 14,188
Total Banks 5,406,169
DIVERSIFIED FINANANCIAL SERVICES - 3 .8%
Capital One Financial Corp.
1,185 216,180
SAVINGS & LOANS - 1 .7%
WSFS Financial Corp.
530 34,693
Banc of California, Inc.
1,836 32,277
WaFd, Inc.
972 30,521
Total Savings & Loans 97,491
Total Common Stocks
(Cost $3,346,787) 5,719,840
FACE
AMOUNT
REPURCHASE AGREEMENTS
a
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 15,965 15,965
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 14,508 14,508
Total Repurchase Agreements
(Cost $30,473) 30,473
Total Investments - 99.8%
(Cost $3,377,260) $ 5,750,313
Other Assets & Liabilities, net - 0.2% 10,096
Total Net Assets - 100.0% $ 5,760,409

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
BANKING FUND
March 31, 2026
2 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
*
Non-income producing security.
a
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 5,719,840 $ — $ — $ 5,719,840
Repurchase Agreements — 30,473 — 30,473
Total Assets $ 5,719,840 $ 30,473 $ — $ 5,750,313
– – – –

| 3
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
BASIC MATERIALS FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .5%
MINING - 38 .1%
Newmont Corp.
2,621 $ 283,723
Freeport-McMoRan, Inc.
4,245 249,521
Coeur Mining, Inc.*
8,986 168,667
Barrick Mining Corp.
3,439 140,277
Royal Gold, Inc.
480 122,155
Agnico Eagle Mines Ltd.
592 120,164
Alcoa Corp.
1,697 112,562
BHP Group Ltd. ADR
1,525 110,928
Rio Tinto plc ADR
1,175 109,616
Kinross Gold Corp.
3,582 109,323
Teck Resources
Ltd. — Class B
2,038 105,466
Pan American Silver Corp.
1,919 104,835
Southern Copper Corp.
595 102,376
Wheaton Precious Metals
Corp.
764 100,092
Anglogold Ashanti plc
998 97,165
Equinox Gold Corp.
6,689 96,723
Franco-Nevada Corp.
391 96,597
First Majestic Silver Corp.
4,377 94,018
Hudbay Minerals, Inc.
4,349 90,894
B2Gold Corp.
19,950 90,373
Alamos Gold, Inc. — Class A
2,024 89,926
Harmony Gold Mining
Company Ltd. ADR
5,813 89,346
Hecla Mining Co.
4,764 88,753
IAMGOLD Corp.*
4,669 87,871
Gold Fields Ltd. ADR
1,913 86,850
Sibanye Stillwater Ltd. ADR
6,666 82,125
Fortuna Mining Corp.*
8,175 81,178
Eldorado Gold Corp.
2,351 80,710
OR Royalties, Inc.
2,114 80,374
Endeavour Silver Corp.*
8,592 79,991
Novagold Resources, Inc.*
7,862 70,601
MP Materials Corp.*
1,397 67,419
TMC the metals co, Inc.*
14,377 67,141
SSR Mining, Inc.*
2,229 65,533
Century Aluminum Co.*
920 53,995
USA Rare Earth, Inc.*
2,784 42,136
Perpetua Resources Corp.*
1,401 39,396
US Antimony Corp.*
3,132 27,342
Critical Metals Corp.*
2,305 18,302
Total Mining 3,804,464
CHEMICALS - 29 .7%
Linde plc
813 403,053
Sherwin-Williams Co.
727 233,040
Ecolab, Inc.
812 216,008
Air Products and Chemicals,
Inc.
723 210,024
Dow, Inc.
3,506 146,025
PPG Industries, Inc.
1,283 137,127
Albemarle Corp.
704 126,389
LyondellBasell Industries
N.V. — Class A
1,499 120,759
DuPont de Nemours, Inc.
2,559 117,202
International Flavors &
Fragrances, Inc.
1,575 114,266
CF Industries Holdings, Inc.
843 109,455
Solstice Advanced Materials,
Inc.
1,262 96,114
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
CHEMICALS - 29.7% (continued)
Nutrien Ltd.
1,272 $ 95,985
RPM International, Inc.
963 95,722
Element Solutions, Inc.
2,486 84,872
Eastman Chemical Co.
1,050 80,136
Celanese Corp. — Class A
1,080 71,032
Mosaic Co.
2,595 66,173
Axalta Coating Systems Ltd.*
2,358 65,317
Chemours Co.
2,468 54,370
Westlake Corp.
453 52,919
Olin Corp.
1,689 50,214
FMC Corp.
a
2,480 42,706
Sensient Technologies Corp.
483 41,751
Huntsman Corp.
2,896 38,546
Innospec, Inc.
507 37,021
Balchem Corp.
188 31,862
Hawkins, Inc.
129 19,814
Total Chemicals 2,957,902
BUILDING MATERIALS - 9 .6%
Vulcan Materials Co.
598 162,835
Martin Marietta Materials, Inc.
272 160,121
CRH plc
1,305 137,182
Amrize Ltd.*
1,900 106,438
Cemex SAB de CV ADR
9,076 103,829
James Hardie Industries plc*
5,321 100,780
Eagle Materials, Inc.
351 66,497
Knife River Corp.*
727 59,360
Louisiana-Pacific Corp.
783 56,963
Total Building Materials 954,005
PACKAGING & CONTAINERS - 8 .5%
Packaging Corporation of
America
553 117,358
Smurfit Westrock plc
2,659 105,961
Amcor plc
2,654 105,497
Ball Corp.
1,755 103,738
Crown Holdings, Inc.
882 88,420
AptarGroup, Inc.
604 76,116
Sealed Air Corp.
1,583 66,565
Sonoco Products Co.
1,156 62,528
Silgan Holdings, Inc.
1,254 48,655
Graphic Packaging Holding
Co.
4,718 46,897
TriMas Corp.
834 29,974
Total Packaging & Containers 851,709
IRON & STEEL - 7 .7%
Nucor Corp.
994 168,085
Steel Dynamics, Inc.
763 137,340
Vale S.A. ADR
8,521 135,569
Reliance, Inc.
356 108,196
ArcelorMittal S.A.
1,699 88,314
Commercial Metals Co.
1,172 71,996
Cleveland-Cliffs, Inc.*
6,868 58,035
Total Iron & Steel 767,535
BIOTECHNOLOGY - 2 .0%
Corteva, Inc.
2,438 204,085
FOREST PRODUCTS & PAPER - 1 .2%
International Paper Co.
3,394 121,166

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
BASIC MATERIALS FUND
March 31, 2026
4 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
HOUSEHOLD PRODUCTS & HOUSEWARES - 1 .0%
Avery Dennison Corp.
571 $ 98,600
COAL - 0 .8%
Warrior Met Coal, Inc.
656 61,107
Ramaco Resources,
Inc. — Class A*
1,535 23,731
Total Coal 84,838
HOUSEWARES - 0 .5%
Scotts Miracle-Gro Co.
747 45,425
ENVIRONMENTAL CONTROL - 0 .2%
PureCycle Technologies, Inc.*
4,499 23,350
ENERGY-ALTERNATE SOURCES - 0 .2%
ASP Isotopes, Inc.*
3,655 16,155
Total Common Stocks
(Cost $5,457,178) 9,929,234
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
b
- 0 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 20,604 $ 20,604
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 18,724 18,724
Total Repurchase Agreements
(Cost $39,328) 39,328
Total Investments - 99.9%
(Cost $5,496,506) $ 9,968,562
Other Assets & Liabilities, net - 0.1% 5,079
Total Net Assets - 100.0% $ 9,973,641
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 5 .
b
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 9,929,234 $ — $ — $ 9,929,234
Repurchase Agreements — 39,328 — 39,328
Total Assets $ 9,929,234 $ 39,328 $ — $ 9,968,562
– – – –

| 5
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
BIOTECHNOLOGY FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .4%
BIOTECHNOLOGY - 72 .8%
Amgen, Inc.
1,602 $ 563,664
Gilead Sciences, Inc.
3,830 533,787
Vertex Pharmaceuticals, Inc.*
966 431,358
Regeneron Pharmaceuticals,
Inc.
496 383,229
Alnylam Pharmaceuticals,
Inc.*
848 280,578
Insmed, Inc.*
1,616 264,248
BeOne Medicines Ltd. ADR*
829 246,188
United Therapeutics Corp.*
376 222,961
Biogen, Inc.*
1,180 216,329
Royalty Pharma
plc — Class  A
4,443 213,131
Illumina, Inc.*
1,519 187,232
Revolution Medicines, Inc.*
1,871 181,955
Moderna, Inc.*
3,493 177,444
Argenx SE ADR*
236 172,339
Incyte Corp.*
1,779 167,440
Bridgebio Pharma, Inc.*
2,134 158,471
Roivant Sciences Ltd.*
5,450 150,965
Ionis Pharmaceuticals, Inc.*
1,983 148,904
Exelixis, Inc.*
3,237 138,835
BioMarin Pharmaceutical,
Inc.*
2,371 133,938
Apellis Pharmaceuticals, Inc.*
3,277 131,834
Arrowhead Pharmaceuticals,
Inc.*
2,102 131,795
Cytokinetics, Inc.*
1,921 126,613
CRISPR Therapeutics AG*
2,555 121,541
Halozyme Therapeutics, Inc.*
1,811 117,045
BioNTech SE ADR*
1,288 114,477
Axsome Therapeutics, Inc.*
651 110,032
Cogent Biosciences, Inc.*
2,770 106,617
Arcellx, Inc.*
928 106,553
TG Therapeutics, Inc.*
3,127 103,879
PTC Therapeutics, Inc.*
1,509 102,808
Scholar Rock Holding Corp.*
2,063 101,417
Amicus Therapeutics, Inc.*
6,081 87,931
Apogee Therapeutics, Inc.*
962 80,972
Kymera Therapeutics, Inc.*
929 77,376
Viking Therapeutics, Inc.*
2,334 75,948
Summit Therapeutics, Inc.*
3,923 74,380
Nuvalent, Inc. — Class A*
722 73,969
ACADIA Pharmaceuticals,
Inc.*
3,242 72,168
Travere Therapeutics, Inc.*
2,412 71,661
Sarepta Therapeutics, Inc.*
3,207 69,784
Celcuity, Inc.*
611 69,740
Arcutis Biotherapeutics, Inc.*
2,943 69,337
Veracyte, Inc.*
2,127 68,511
Liquidia Corp.*
1,765 66,611
Beam Therapeutics, Inc.*
2,543 60,600
Ultragenyx Pharmaceutical,
Inc.*
2,714 56,858
Praxis Precision Medicines,
Inc.*
167 53,806
Soleno Therapeutics, Inc.*
1,567 52,463
Recursion Pharmaceuticals,
Inc. — Class A*
16,655 51,131
Krystal Biotech, Inc.*
197 50,889
Intellia Therapeutics, Inc.*
3,943 50,549
A
A
A SHARES VALUE
COMMON STOCKS - 99.4% (continued)
BIOTECHNOLOGY - 72.8% (continued)
Legend Biotech Corp. ADR*
2,794 $ 50,543
ADMA Biologics, Inc.*
5,232 47,140
Total Biotechnology 7,779,974
PHARMACEUTICALS - 20 .6%
AbbVie, Inc.
3,661 796,231
AstraZeneca plc
875 172,568
Viatris, Inc.
11,963 161,620
Alkermes plc*
4,470 158,059
Jazz Pharmaceuticals plc*
833 157,479
Neurocrine Biosciences, Inc.*
1,158 152,555
Vaxcyte, Inc.*
2,103 122,205
Ascendis Pharma A/S ADR*
476 108,876
Madrigal Pharmaceuticals,
Inc.*
186 97,365
Mirum Pharmaceuticals, Inc.*
1,043 96,352
Protagonist Therapeutics,
Inc.*
893 94,122
Rhythm Pharmaceuticals,
Inc.*
969 84,274
Total Pharmaceuticals 2,201,706
HEALTHCARE-PRODUCTS - 4 .7%
Natera, Inc.*
1,128 225,589
Guardant Health, Inc.*
1,643 151,764
Twist Bioscience Corp.*
1,599 75,984
GRAIL, Inc.*
1,023 52,869
Total Healthcare-Products 506,206
HEALTHCARE-SERVICES - 1 .3%
Medpace Holdings, Inc.*
282 135,413
Total Common Stocks
(Cost $5,043,793) 10,623,299
RIGHTS - 0 .0%
PHARMACEUTICALS - 0 .0%
Novo Nordisk A/S*
,a
1,848 —
Sanofi S.A.
Expiring 06/30/32*
,a
940 —
Total Pharmaceuticals —
Total Rights
(Cost $—) —
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 26,922 26,922
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 24,466 24,466
Total Repurchase Agreements
(Cost $51,388) 51,388
Total Investments - 99.9%
(Cost $5,095,181) $ 10,674,687
Other Assets & Liabilities, net - 0.1% 12,469
Total Net Assets - 100.0% $ 10,687,156

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
BIOTECHNOLOGY FUND
March 31, 2026
6 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
*
Non-income producing security.
a
Value determined based on Level 3 inputs — See Note 3 .
b
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 10,623,299 $ — $ — $ 10,623,299
Rights — — —
a
—
Repurchase Agreements — 51,388 — 51,388
Total Assets $ 10,623,299 $ 51,388 $ — $ 10,674,687
– – – –
a
Securities with a market value of $0.

| 7
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
CONSUMER PRODUCTS FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .4%
FOOD - 31 .3%
Mondelez International,
Inc. — Class A
2,568 $ 148,019
Hershey Co.
506 105,192
Kroger Co.
1,406 101,738
Sysco Corp.
1,240 88,449
Tyson Foods, Inc. — Class A
1,235 79,126
Kraft Heinz Co.
3,301 74,239
US Foods Holding Corp.*
801 73,860
General Mills, Inc.
1,957 72,840
McCormick & Company, Inc.
1,160 58,510
Performance Food Group
Co.*
682 58,420
J M Smucker Co.
518 49,956
Conagra Brands, Inc.
2,916 45,840
Ingredion, Inc.
393 44,275
Sprouts Farmers Market, Inc.*
560 43,193
Hormel Foods Corp.
1,892 42,854
Lamb Weston Holdings, Inc.
1,000 42,260
Albertsons Companies,
Inc. — Class A
2,374 40,453
The Campbell's Co.
1,693 37,703
Post Holdings, Inc.*
346 34,206
Cal-Maine Foods, Inc.
a
376 29,760
Chefs' Warehouse, Inc.*
399 23,721
Pilgrim's Pride Corp.
572 21,599
Smithfield Foods, Inc.
733 20,502
Flowers Foods, Inc.
2,492 20,310
Simply Good Foods Co.*
1,283 18,411
Marzetti Co.
127 17,568
Grocery Outlet Holding Corp.*
2,073 14,615
J & J Snack Foods Corp.
166 13,159
Total Food 1,420,778
BEVERAGES - 27 .7%
Coca-Cola Co.
3,002 228,302
PepsiCo, Inc.
1,311 203,585
Monster Beverage Corp.*
1,586 114,922
Keurig Dr Pepper, Inc.
3,682 96,947
Constellation Brands,
Inc. — Class A
504 75,600
Coca-Cola Europacific
Partners plc
816 73,987
Brown-Forman Corp. — Class
B
2,365 62,531
Coca-Cola Consolidated, Inc.
295 56,563
Anheuser-Busch InBev S.A.
ADR
792 54,941
Diageo plc ADR
677 50,403
Fomento Economico
Mexicano SAB de CV ADR
445 49,422
Ambev S.A. ADR
16,919 49,403
A
A
A SHARES VALUE
COMMON STOCKS - 99.4% (continued)
BEVERAGES - 27.7% (continued)
Molson Coors Beverage
Co. — Class B
1,040 $ 44,782
Celsius Holdings, Inc.*
1,140 40,447
Primo Brands Corp. — Class
A
1,794 33,781
Vita Coco Company, Inc.*
480 22,997
Total Beverages 1,258,613
COSMETICS & PERSONAL CARE - 15 .8%
Procter & Gamble Co.
1,767 255,225
Colgate-Palmolive Co.
1,597 136,112
Kenvue, Inc.
5,509 94,975
Estee Lauder Companies,
Inc. — Class A
1,140 81,818
Unilever plc ADR
916 52,185
Oddity Tech Ltd. — Class A*
3,765 50,376
elf Beauty, Inc.*
490 29,699
Interparfums, Inc.
172 15,624
Total Cosmetics & Personal Care 716,014
AGRICULTURE - 15 .0%
Philip Morris International, Inc.
1,318 217,918
Altria Group, Inc.
2,578 170,122
Archer-Daniels-Midland Co.
1,331 96,750
Bunge Global S.A.
582 74,031
British American Tobacco plc
ADR
1,041 60,867
Darling Ingredients, Inc.*
868 53,686
Vital Farms, Inc.*
756 10,675
Total Agriculture 684,049
HOUSEHOLD PRODUCTS & HOUSEWARES - 5 .7%
Kimberly-Clark Corp.
976 94,155
Church & Dwight Company,
Inc.
812 75,776
Clorox Co.
560 58,033
Reynolds Consumer
Products, Inc.
832 17,622
WD-40 Co.
60 12,236
Total Household Products & Housewares 257,822
RETAIL - 2 .5%
Casey's General Stores, Inc.
123 89,527
Freshpet, Inc.*
419 24,704
Total Retail 114,231
INTERNET - 0 .9%
Maplebear, Inc.*
1,109 41,543
PHARMACEUTICALS - 0 .5%
BellRing Brands, Inc.*
1,413 22,735
Total Common Stocks
(Cost $2,108,534) 4,515,785
Total Investments - 99.4%
(Cost $2,108,534) $ 4,515,785
Other Assets & Liabilities, net - 0.6% 29,449
Total Net Assets - 100.0% $ 4,545,234
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 5 .

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
CONSUMER PRODUCTS FUND
March 31, 2026
8 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
ADR — American Depositary Receipt
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 4,515,785 $ — $ — $ 4,515,785
– – – –

| 9
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
ELECTRONICS FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .3%
SEMICONDUCTORS - 91 .9%
NVIDIA Corp.
18,483 $ 3,223,435
Broadcom, Inc.
6,097 1,887,082
Advanced Micro Devices,
Inc.*
4,744 965,072
Micron Technology, Inc.
2,752 929,736
Applied Materials, Inc.
2,540 868,147
Lam Research Corp.
4,052 865,750
KLA Corp.
506 745,039
Texas Instruments, Inc.
3,637 706,087
Intel Corp.*
15,899 701,623
Analog Devices, Inc.
2,088 664,276
QUALCOMM, Inc.
4,689 603,849
Marvell Technology, Inc.
5,206 515,654
Monolithic Power Systems,
Inc.
353 385,953
Teradyne, Inc.
1,233 365,535
ASML Holding N.V.
264 348,699
Taiwan Semiconductor
Manufacturing Company
Ltd. ADR
1,010 341,330
NXP Semiconductors N.V.
1,678 330,331
ARM Holdings plc ADR*
2,073 313,603
Microchip Technology, Inc.
4,842 312,842
Tower Semiconductor Ltd.*
1,525 267,607
ON Semiconductor Corp.*
4,296 266,008
MKS, Inc.
934 214,643
MACOM Technology
Solutions Holdings, Inc.*
923 204,971
Astera Labs, Inc.*
1,848 202,541
Nova Ltd.*
454 197,163
Lattice Semiconductor Corp.*
2,082 193,126
STMicroelectronics N.V.
5,355 185,015
ASE Technology Holding
Company Ltd. ADR
8,375 181,570
Kulicke & Soffa Industries,
Inc.
2,684 176,393
Onto Innovation, Inc.*
858 175,950
United Microelectronics Corp.
ADR
18,485 165,995
Rambus, Inc.*
1,805 155,284
FormFactor, Inc.*
1,549 150,238
SiTime Corp.*
426 147,119
Cirrus Logic, Inc.*
1,017 147,079
Skyworks Solutions, Inc.
2,682 143,621
Silicon Laboratories, Inc.*
648 134,881
Semtech Corp.*
1,735 133,404
Amkor Technology, Inc.
2,930 131,938
Camtek Ltd.*
866 131,294
Qorvo, Inc.*
1,680 130,032
GLOBALFOUNDRIES, Inc.*
2,666 118,584
Silicon Motion Technology
Corp. ADR
964 108,248
A
A
A SHARES VALUE
COMMON STOCKS - 99.3% (continued)
SEMICONDUCTORS - 91.9% (continued)
Allegro MicroSystems, Inc.*
,a
3,336 $ 105,184
Impinj, Inc.*
940 96,538
Diodes, Inc.*
1,403 95,769
Axcelis Technologies, Inc.*
973 90,567
Power Integrations, Inc.
1,767 90,470
Photronics, Inc.*
2,162 87,366
Synaptics, Inc.*
,a
1,174 82,227
Veeco Instruments, Inc.*
2,237 75,745
Ambarella, Inc.*
1,453 74,793
ACM Research, Inc. — Class
A*
1,863 73,309
Navitas Semiconductor Corp.*
7,454 65,372
MaxLinear, Inc.*
3,633 63,178
Penguin Solutions, Inc.*
2,786 49,034
Total Semiconductors 20,186,299
ENERGY-ALTERNATE SOURCES - 3 .3%
SolarEdge Technologies, Inc.*
5,051 257,854
First Solar, Inc.*
1,174 231,583
Canadian Solar, Inc.*
9,394 130,107
Enphase Energy, Inc.*
2,830 107,002
Total Energy-Alternate Sources 726,546
CHEMICALS - 1 .2%
Qnity Electronics, Inc.
2,263 261,105
MISCELLANEOUS MANUFACTURING - 1 .0%
Entegris, Inc.
1,959 229,673
TELECOMMUNICATIONS - 0 .9%
Credo Technology Group
Holding Ltd.*
2,012 188,867
COMPUTERS - 0 .5%
Rigetti Computing, Inc.*
7,432 104,345
ELECTRICAL COMPONENTS & EQUIPMENT - 0 .5%
Universal Display Corp.
1,124 103,026
Total Common Stocks
(Cost $8,170,735) 21,799,861
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 61,524 61,524
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 55,911 55,911
Total Repurchase Agreements
(Cost $117,435) 117,435
Total Investments - 99.8%
(Cost $8,288,170) $ 21,917,296
Other Assets & Liabilities, net - 0.2% 36,301
Total Net Assets - 100.0% $ 21,953,597
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 5 .

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
ELECTRONICS FUND
March 31, 2026
10 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
b
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 21,799,861 $ — $ — $ 21,799,861
Repurchase Agreements — 117,435 — 117,435
Total Assets $ 21,799,861 $ 117,435 $ — $ 21,917,296
– – – –

| 11
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
ENERGY FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 98 .8%
OIL & GAS - 60 .4%
Exxon Mobil Corp.
8,464 $ 1,436,002
Chevron Corp.
4,993 1,033,052
ConocoPhillips
5,180 683,760
EOG Resources, Inc.
3,300 477,081
Valero Energy Corp.
1,832 452,651
Marathon Petroleum Corp.
1,849 451,489
Phillips 66
2,465 449,074
Occidental Petroleum Corp.
5,636 366,340
Diamondback Energy, Inc.
1,676 331,496
EQT Corp.
5,073 322,846
Shell plc ADR
3,352 311,736
Devon Energy Corp.
5,961 299,958
Cenovus Energy, Inc.
10,816 286,948
Canadian Natural Resources
Ltd.
5,860 285,558
Coterra Energy, Inc.
7,839 275,462
BP plc ADR
5,817 273,399
Expand Energy Corp.
2,467 270,827
Petroleo Brasileiro S.A. -
Petrobras ADR
12,389 257,072
Suncor Energy, Inc.
3,849 254,457
Texas Pacific Land Corp.
519 246,297
Permian Resources
Corp. — Class A
10,537 224,649
APA Corp.
5,281 224,126
Ovintiv, Inc.
3,741 222,066
Viper Energy, Inc. — Class A
4,702 220,947
Equinor ASA ADR
4,937 208,341
Antero Resources Corp.*
4,370 185,463
Transocean Ltd.*
26,055 172,745
Range Resources Corp.
3,795 171,458
HF Sinclair Corp.
2,680 167,205
Chord Energy Corp.
1,123 159,668
SM Energy Co.
5,032 156,898
Matador Resources Co.
2,356 148,852
Weatherford International plc
1,562 147,734
Noble Corporation plc
2,727 133,814
California Resources Corp.
1,919 132,833
Murphy Oil Corp.
3,207 132,289
Magnolia Oil & Gas
Corp. — Class A
4,137 130,605
Valaris Ltd.*
1,286 126,079
CNX Resources Corp.*
2,962 114,185
PBF Energy, Inc. — Class A
2,336 111,240
Patterson-UTI Energy, Inc.
10,082 109,188
Par Pacific Holdings, Inc.*
1,509 94,524
Northern Oil & Gas, Inc.
3,106 90,788
Delek US Holdings, Inc.
1,936 87,255
Sable Offshore Corp.*
4,250 70,210
Comstock Resources, Inc.*
3,166 66,739
Total Oil & Gas 12,575,406
PIPELINES - 17 .4%
Williams Companies, Inc.
6,743 490,756
Kinder Morgan, Inc.
12,510 419,460
Cheniere Energy, Inc.
1,470 417,127
ONEOK, Inc.
4,506 407,297
Targa Resources Corp.
1,548 388,130
Enbridge, Inc.
4,562 246,987
Golar LNG Ltd.
3,741 202,426
DT Midstream, Inc.
1,441 194,059
A
A
A SHARES VALUE
COMMON STOCKS - 98.8% (continued)
PIPELINES - 17.4% (continued)
TC Energy Corp.
2,983 $ 186,736
Venture Global, Inc. — Class
A
11,712 184,581
Pembina Pipeline Corp.
3,379 151,244
Antero Midstream Corp.
6,252 142,546
Kinetik Holdings, Inc. — Class
A
2,643 127,948
NextDecade Corp.*
7,899 60,506
Total Pipelines 3,619,803
OIL & GAS SERVICES - 9 .3%
SLB Ltd.
9,870 507,219
Baker Hughes Co.
7,114 434,310
Halliburton Co.
7,771 302,991
TechnipFMC plc
3,280 226,746
NOV, Inc.
7,268 136,711
Kodiak Gas Services, Inc.
2,105 122,764
Solaris Energy Infrastructure,
Inc. — Class A
1,915 108,217
Liberty Energy, Inc. — Class A
3,714 106,963
Total Oil & Gas Services 1,945,921
MINING - 4 .7%
Cameco Corp.
2,486 270,004
Uranium Energy Corp.*
18,232 246,132
Denison Mines Corp.*
40,741 143,816
NexGen Energy Ltd.*
12,131 140,720
Energy Fuels, Inc.*
5,669 103,459
Centrus Energy
Corp. — Class A*
383 66,485
Total Mining 970,616
ENERGY-ALTERNATE SOURCES - 3 .8%
SolarEdge Technologies, Inc.*
5,765 294,303
First Solar, Inc.*
1,191 234,937
Enphase Energy, Inc.*
2,869 108,477
Sunrun, Inc.*
7,367 99,897
Plug Power, Inc.*
27,467 62,075
Total Energy-Alternate Sources 799,689
COAL - 0 .9%
Peabody Energy Corp.
2,964 97,664
Core Natural Resources, Inc.
907 94,990
Total Coal 192,654
TRANSPORTATION - 0 .8%
Frontline plc
4,764 166,073
METAL FABRICATE & HARDWARE - 0 .8%
Tenaris S.A. ADR
2,752 160,111
RETAIL - 0 .7%
Murphy USA, Inc.
274 135,348
Total Common Stocks
(Cost $12,791,579) 20,565,621
MASTER LIMITED PARTNERSHIPS - 0 .8%
PIPELINES - 0 .8%
Western Midstream Partners,
LP
4,003 164,803
Total Master Limited Partnerships
(Cost $160,031) 164,803

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
ENERGY FUND
March 31, 2026
12 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
a
- 0 .2%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 22,536 $ 22,536
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 20,480 20,480
Total Repurchase Agreements
(Cost $43,016) 43,016
Total Investments - 99.8%
(Cost $12,994,626) $ 20,773,440
Other Assets & Liabilities, net - 0.2% 47,672
Total Net Assets - 100.0% $ 20,821,112
*
Non-income producing security.
a
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 20,565,621 $ — $ — $ 20,565,621
Master Limited Partnerships 164,803 — — 164,803
Repurchase Agreements — 43,016 — 43,016
Total Assets $ 20,730,424 $ 43,016 $ — $ 20,773,440
– – – –

| 13
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
ENERGY SERVICES FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99 .2%
OIL & GAS SERVICES - 68 .1%
SLB Ltd.
34,025 $ 1,748,545
Baker Hughes Co.
24,520 1,496,946
Halliburton Co.
26,786 1,044,386
TechnipFMC plc
7,931 548,270
NOV, Inc.
25,049 471,172
Archrock, Inc.
12,664 440,707
Kodiak Gas Services, Inc.
7,256 423,170
Liberty Energy, Inc. — Class A
12,797 368,554
Solaris Energy Infrastructure,
Inc. — Class A
6,295 355,730
Oceaneering International,
Inc.*
9,411 333,808
Tidewater, Inc.*
3,666 306,294
Select Water Solutions,
Inc. — Class A
17,358 265,577
Expro Group Holdings N.V.*
14,660 255,231
Helix Energy Solutions Group,
Inc.*
22,922 226,699
National Energy Services
Reunited Corp.*
10,148 217,877
ProPetro Holding Corp.*
14,515 209,161
TETRA Technologies, Inc.*
22,611 192,646
Atlas Energy Solutions, Inc.
13,648 179,062
ProFrac Holding
Corp. — Class A*
9,536 59,123
Total Oil & Gas Services 9,142,958
OIL & GAS - 25 .3%
Weatherford International plc
5,385 509,313
Noble Corporation plc
9,402 461,356
A
A
A SHARES VALUE
COMMON STOCKS - 99.2% (continued)
OIL & GAS - 25.3% (continued)
Transocean Ltd.*
66,145 $ 438,541
Valaris Ltd.*
4,307 422,258
Patterson-UTI Energy, Inc.
34,750 376,343
Borr Drilling Ltd.
64,854 374,208
Seadrill Ltd.*
7,652 348,166
Helmerich & Payne, Inc.
9,281 334,394
Nabors Industries Ltd.*
1,409 121,259
Total Oil & Gas 3,385,838
METAL FABRICATE & HARDWARE - 3 .1%
Tenaris S.A. ADR
7,168 417,034
MACHINERY-DIVERSIFIED - 2 .7%
Cactus, Inc. — Class A
7,666 363,139
Total Common Stocks
(Cost $10,087,412) 13,308,969
FACE
AMOUNT
REPURCHASE AGREEMENTS
a
- 4 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 319,655 319,655
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 290,496 290,496
Total Repurchase Agreements
(Cost $610,151) 610,151
Total Investments - 103.7%
(Cost $10,697,563) $ 13,919,120
Other Assets & Liabilities, net - (3.7)% (498,933)
Total Net Assets - 100.0% $ 13,420,187
*
Non-income producing security.
a
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 13,308,969 $ — $ — $ 13,308,969
Repurchase Agreements — 610,151 — 610,151
Total Assets $ 13,308,969 $ 610,151 $ — $ 13,919,120
– – – –

14 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
FINANCIAL SERVICES FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 98 .9%
BANKS - 27 .7%
JPMorgan Chase & Co.
834 $ 245,329
Bank of America Corp.
3,251 158,486
Goldman Sachs Group, Inc.
172 145,510
Wells Fargo & Co.
1,744 138,840
Citigroup, Inc.
1,116 126,566
Morgan Stanley
765 125,896
PNC Financial Services
Group, Inc.
382 79,490
U.S. Bancorp
1,486 77,287
Bank of New York Mellon
Corp.
651 77,228
NU Holdings Limited/Cayman
Islands — Class A*
4,746 68,200
Truist Financial Corp.
1,445 66,427
Fifth Third Bancorp
1,247 57,936
Toronto-Dominion Bank
592 55,239
ICICI Bank Ltd. ADR
2,104 54,494
Bank of Nova Scotia
778 53,923
Royal Bank of Canada
333 53,873
State Street Corp.
397 50,244
M&T Bank Corp.
235 48,579
Huntington Bancshares, Inc.
3,090 48,358
HDFC Bank Ltd. ADR
1,937 48,193
Popular, Inc.
329 44,142
Citizens Financial Group, Inc.
722 43,298
Northern Trust Corp.
310 43,267
Regions Financial Corp.
1,599 41,766
KeyCorp
2,051 41,123
East West Bancorp, Inc.
306 32,669
Pinnacle Financial Partners,
Inc.
363 31,269
First Horizon Corp.
1,263 28,746
Wintrust Financial Corp.
191 26,537
Zions Bancorp North America
444 25,583
Columbia Banking System,
Inc.
904 24,797
First Citizens BancShares,
Inc. — Class A
13 24,501
Old National Bancorp
1,086 24,001
UMB Financial Corp.
209 23,573
Commerce Bancshares, Inc.
470 23,124
Valley National Bancorp
1,711 21,011
Hancock Whitney Corp.
307 19,522
Bank OZK
416 19,090
Total Banks 2,318,117
DIVERSIFIED FINANCIAL SERVICES - 24 .6%
Visa, Inc. — Class A
682 206,128
Mastercard, Inc. — Class A
348 173,882
Charles Schwab Corp.
1,170 109,957
American Express Co.
345 104,356
Blackrock, Inc.
108 103,865
Capital One Financial Corp.
507 92,492
Interactive Brokers Group,
Inc. — Class A
1,354 90,813
CME Group, Inc.
286 84,470
Intercontinental Exchange,
Inc.
507 79,741
Apollo Global Management,
Inc.
556 61,949
XP, Inc. — Class A
3,215 61,214
Nasdaq, Inc.
668 56,706
A
A
A SHARES VALUE
COMMON STOCKS - 98.9% (continued)
DIVERSIFIED FINANCIAL SERVICES - 24.6% (continued)
Ameriprise Financial, Inc.
124 $ 55,105
Coinbase Global,
Inc. — Class A*
315 55,002
Ares Management
Corp. — Class A
500 54,550
Rocket Companies,
Inc. — Class A*
3,771 53,737
Cboe Global Markets, Inc.
161 45,252
Raymond James Financial,
Inc.
301 43,582
LPL Financial Holdings, Inc.
144 43,319
Synchrony Financial
632 42,989
Tradeweb Markets,
Inc. — Class A
358 42,122
T. Rowe Price Group, Inc.
424 38,219
SoFi Technologies, Inc.*
2,326 36,937
Brookfield Asset Management
Ltd. — Class A
829 36,849
Blue Owl Capital, Inc.
3,741 34,155
TPG, Inc.
821 33,259
Invesco Ltd.
1,193 28,978
Ally Financial, Inc.
738 28,952
SEI Investments Co.
323 25,346
Franklin Resources, Inc.
993 23,455
Jefferies Financial Group, Inc.
566 23,359
Galaxy Digital, Inc. — Class
A*
1,173 21,642
SLM Corp.
819 17,535
Hamilton Lane, Inc. — Class
A
166 16,500
Upstart Holdings, Inc.*
507 13,004
Webull Corp.*
2,229 10,699
Dave, Inc.*
30 5,223
Total Diversified Financial Services 2,055,343
INSURANCE - 17 .1%
Berkshire Hathaway,
Inc. — Class B*
561 268,831
Progressive Corp.
451 89,406
Marsh & McLennan
Companies, Inc.
458 79,440
Willis Towers Watson plc
245 71,222
Arch Capital Group Ltd.*
718 68,921
Arthur J Gallagher & Co.
306 66,273
Travelers Companies, Inc.
227 66,211
Aon plc — Class A
199 64,233
Chubb Ltd.
196 63,882
Allstate Corp.
301 62,409
Aflac, Inc.
552 60,560
American International Group,
Inc.
720 54,180
MetLife, Inc.
765 54,101
Hartford Insurance Group,
Inc.
387 52,334
Prudential Financial, Inc.
531 51,873
Cincinnati Financial Corp.
260 40,911
Principal Financial Group, Inc.
431 38,837
Brown & Brown, Inc.
565 36,844
W R Berkley Corp.
534 35,394
Equitable Holdings, Inc.
751 27,870
Corebridge Financial, Inc.
967 23,073
Erie Indemnity Co. — Class A
87 21,864

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
FINANCIAL SERVICES FUND
March 31, 2026
| 15
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 98.9% (continued)
INSURANCE - 17.1% (continued)
Selective Insurance Group,
Inc.
227 $ 17,114
Brighthouse Financial, Inc.*
261 15,629
Total Insurance 1,431,412
REITS - 16 .1%
Welltower, Inc.
497 98,262
Prologis, Inc.
730 96,491
Equinix, Inc.
86 84,301
American Tower Corp.
437 75,417
Digital Realty Trust, Inc.
376 67,759
Simon Property Group, Inc.
349 65,099
Realty Income Corp.
1,019 62,342
Public Storage
197 53,363
Ventas, Inc.
627 51,276
Crown Castle, Inc.
611 49,680
VICI Properties, Inc.
1,637 44,723
Iron Mountain, Inc.
433 44,227
Extra Space Storage, Inc.
331 43,404
AvalonBay Communities, Inc.
244 39,857
Equity Residential
665 39,335
Weyerhaeuser Co.
1,513 36,963
SBA Communications Corp.
205 35,283
Annaly Capital Management,
Inc.
1,555 32,888
Sun Communities, Inc.
257 32,372
Regency Centers Corp.
425 32,156
Invitation Homes, Inc.
1,288 32,007
Host Hotels & Resorts, Inc.
1,644 31,499
Mid-America Apartment
Communities, Inc.
257 31,385
Lamar Advertising
Co. — Class A
233 29,512
Healthpeak Properties, Inc.
1,736 28,523
AGNC Investment Corp.
2,833 28,415
Gaming and Leisure
Properties, Inc.
636 28,219
UDR, Inc.
813 27,463
Equity LifeStyle Properties,
Inc.
439 27,402
Total REITS 1,349,623
COMMERCIAL SERVICES - 6 .4%
S&P Global, Inc.
228 96,977
Moody's Corp.
164 71,545
PayPal Holdings, Inc.
1,243 56,221
StoneCo Ltd. — Class A*
3,973 56,099
Block, Inc.*
881 53,019
Corpay, Inc.*
123 35,792
Global Payments, Inc.
502 33,785
Toast, Inc. — Class A*
1,241 32,899
Affirm Holdings, Inc.*
716 32,807
MarketAxess Holdings, Inc.
89 14,683
Remitly Global, Inc.*
929 14,557
Shift4 Payments,
Inc. — Class A*
318 13,906
Euronet Worldwide, Inc.*
194 12,876
Morningstar, Inc.
52 8,791
A
A
A SHARES VALUE
COMMON STOCKS - 98.9% (continued)
COMMERCIAL SERVICES - 6.4% (continued)
Sezzle, Inc.*
67 $ 4,240
Total Commercial Services 538,197
PRIVATE EQUITY - 3 .3%
Blackstone, Inc.
956 109,930
KKR & Company, Inc.
784 72,520
Brookfield Corp.
1,481 59,936
Carlyle Group, Inc.
659 31,889
Total Private Equity 274,275
SOFTWARE - 2 .0%
MSCI, Inc. — Class A
98 52,823
Fiserv, Inc.*
813 45,365
Fidelity National Information
Services, Inc.
879 41,234
Jack Henry & Associates, Inc.
178 28,131
Total Software 167,553
INTERNET - 0 .8%
Robinhood Markets,
Inc. — Class A*
938 65,003
INVESTMENT COMPANIES - 0 .4%
Ares Capital Corp.
1,714 30,886
MEDIA - 0 .3%
FactSet Research Systems,
Inc.
116 25,171
HEALTHCARE-SERVICES - 0 .2%
Oscar Health, Inc. — Class A*
1,269 14,555
Total Common Stocks
(Cost $3,314,616) 8,270,135
PREFERRED STOCKS - 0 .6%
BANKS - 0 .6%
Itau Unibanco Holding S.A. 6,504 54,504
Total Preferred Stocks
(Cost $25,549) 54,504
FACE
AMOUNT
REPURCHASE AGREEMENTS
a
- 0 .6%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 24,409 24,409
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 22,183 22,183
Total Repurchase Agreements
(Cost $46,592) 46,592
Total Investments - 100.1%
(Cost $3,386,757) $ 8,371,231
Other Assets & Liabilities, net - (0.1)% (8,914)
Total Net Assets - 100.0% $ 8,362,317

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
FINANCIAL SERVICES FUND
March 31, 2026
16 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
*
Non-income producing security.
a
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
CME — Chicago Mercantile Exchange
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 8,270,135 $ — $ — $ 8,270,135
Preferred Stocks 54,504 — — 54,504
Repurchase Agreements — 46,592 — 46,592
Total Assets $ 8,324,639 $ 46,592 $ — $ 8,371,231
– – – –

| 17
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
HEALTH CARE FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 100 .2%
CONSUMER, NON-CYCLICAL - 26 .8%
AbbVie, Inc.
1,190 $ 258,813
Amgen, Inc.
521 183,314
Gilead Sciences, Inc.
1,246 173,655
Vertex Pharmaceuticals, Inc.*
314 140,214
Regeneron Pharmaceuticals,
Inc.
162 125,168
Alnylam Pharmaceuticals,
Inc.*
275 90,989
Insmed, Inc.*
526 86,011
Alkermes plc*
2,307 81,575
Jazz Pharmaceuticals plc*
411 77,700
United Therapeutics Corp.*
123 72,937
Biogen, Inc.*
385 70,582
CRISPR Therapeutics AG*
1,315 62,555
Illumina, Inc.*
495 61,014
Moderna, Inc.*
1,137 57,760
Incyte Corp.*
578 54,401
Viatris, Inc.
3,891 52,567
Bridgebio Pharma, Inc.*
694 51,536
Neurocrine Biosciences, Inc.*
377 49,666
Guardant Health, Inc.*
534 49,326
Roivant Sciences Ltd.*
1,773 49,112
Medpace Holdings, Inc.*
101 48,499
Exelixis, Inc.*
1,053 45,163
BioMarin Pharmaceutical,
Inc.*
771 43,554
Apellis Pharmaceuticals, Inc.*
1,067 42,925
Arrowhead Pharmaceuticals,
Inc.*
684 42,887
Cytokinetics, Inc.*
624 41,128
Vaxcyte, Inc.*
684 39,747
Axsome Therapeutics, Inc.*
227 38,368
Halozyme Therapeutics, Inc.*
589 38,067
Madrigal Pharmaceuticals,
Inc.*
70 36,643
Protagonist Therapeutics,
Inc.*
337 35,520
TG Therapeutics, Inc.*
1,018 33,818
PTC Therapeutics, Inc.*
491 33,452
Scholar Rock Holding Corp.*
671 32,986
Rhythm Pharmaceuticals,
Inc.*
364 31,657
ACADIA Pharmaceuticals,
Inc.*
1,055 23,484
Praxis Precision Medicines,
Inc.*
63 20,298
Krystal Biotech, Inc.*
75 19,374
Soleno Therapeutics, Inc.*
509 17,041
Recursion Pharmaceuticals,
Inc. — Class A*
5,418 16,633
ADMA Biologics, Inc.*
1,702 15,335
Total Consumer, Non-cyclical 2,545,474
PHARMACEUTICALS - 26 .7%
Eli Lilly & Co.
402 369,748
Johnson & Johnson
1,342 328,038
Merck & Company, Inc.
1,965 236,370
Pfizer, Inc.
6,235 175,079
Bristol-Myers Squibb Co.
2,519 152,777
McKesson Corp.
152 131,535
Cencora, Inc.
397 124,714
CVS Health Corp.
1,723 123,746
A
A
A SHARES VALUE
COMMON STOCKS - 100.2% (continued)
PHARMACEUTICALS - 26.7% (continued)
Zoetis, Inc.
790 $ 93,386
Cardinal Health, Inc.
436 92,131
Becton Dickinson & Co.
574 90,250
Novo Nordisk A/S ADR
2,333 85,738
AstraZeneca plc
422 83,227
Teva Pharmaceutical
Industries Ltd. ADR*
2,457 74,005
GSK plc ADR
1,301 71,802
Dexcom, Inc.*
1,038 65,186
Novartis AG ADR
423 64,613
Ascendis Pharma A/S ADR*
275 62,901
Elanco Animal Health, Inc.*
2,010 48,099
Henry Schein, Inc.*
489 36,039
Corcept Therapeutics, Inc.*
725 29,225
Total Pharmaceuticals 2,538,609
HEALTHCARE-PRODUCTS - 25 .8%
Thermo Fisher Scientific, Inc.
384 188,747
Abbott Laboratories
1,707 175,258
Intuitive Surgical, Inc.*
369 170,105
Danaher Corp.
810 153,576
Stryker Corp.
439 144,251
Boston Scientific Corp.*
1,992 124,998
IDEXX Laboratories, Inc.*
162 91,026
Medtronic plc
1,045 90,549
Edwards Lifesciences Corp.*
1,115 89,289
Agilent Technologies, Inc.
687 78,304
GE HealthCare Technologies,
Inc.
1,083 77,088
ResMed, Inc.
341 76,548
Waters Corp.*
256 76,237
Natera, Inc.*
366 73,196
STERIS plc
294 65,012
West Pharmaceutical
Services, Inc.
240 60,154
Alcon AG
776 58,472
Zimmer Biomet Holdings, Inc.
621 56,151
Hologic, Inc.*
728 55,029
Cooper Companies, Inc.*
710 50,765
Insulet Corp.*
233 48,893
Align Technology, Inc.*
279 47,829
Revvity, Inc.
501 43,893
Bio-Techne Corp.
756 39,509
Masimo Corp.*
215 38,242
Baxter International, Inc.
2,268 38,102
Repligen Corp.*
297 34,992
Avantor, Inc.*
4,027 31,572
Tempus AI, Inc. — Class A*
664 30,026
Lantheus Holdings, Inc.*
383 29,051
Merit Medical Systems, Inc.*
397 27,365
Bruker Corp.
749 27,054
TransMedics Group, Inc.*
228 22,665
Dentsply Sirona, Inc.
1,810 20,996
IRhythm Holdings, Inc.*
130 15,343
Total Healthcare-Products 2,450,287
HEALTHCARE-SERVICES - 13 .7%
UnitedHealth Group, Inc.
778 210,519
Cigna Group
418 111,501
Elevance Health, Inc.
373 109,196
HCA Healthcare, Inc.
228 107,899

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
HEALTH CARE FUND
March 31, 2026
18 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 100.2% (continued)
HEALTHCARE-SERVICES - 13.7% (continued)
ICON plc*
767 $ 84,876
IQVIA Holdings, Inc.*
441 75,208
Labcorp Holdings, Inc.
241 64,301
Humana, Inc.
370 64,154
Quest Diagnostics, Inc.
313 61,342
Centene Corp.*
1,627 53,268
Tenet Healthcare Corp.*
268 50,574
Ensign Group, Inc.
216 43,524
Charles River Laboratories
International, Inc.*
252 43,470
Universal Health Services,
Inc. — Class B
231 41,342
HealthEquity, Inc.*
449 37,523
Molina Healthcare, Inc.*
246 32,792
Option Care Health, Inc.*
980 26,382
RadNet, Inc.*
464 25,933
Alignment Healthcare, Inc.*
1,358 23,928
Acadia Healthcare Company,
Inc.*
819 19,156
GeneDx Holdings Corp.*
168 10,789
Total Healthcare-Services 1,297,677
BIOTECHNOLOGY - 5 .2%
Argenx SE ADR*
114 83,249
BeOne Medicines Ltd. ADR*
270 80,182
Royalty Pharma
plc — Class  A
1,445 69,317
BioNTech SE ADR*
675 59,994
Revolution Medicines, Inc.*
609 59,225
Ionis Pharmaceuticals, Inc.*
645 48,433
Viking Therapeutics, Inc.*
760 24,730
Summit Therapeutics, Inc.*
1,276 24,193
Sarepta Therapeutics, Inc.*
1,044 22,717
Ultragenyx Pharmaceutical,
Inc.*
882 18,478
Total Biotechnology 490,518
SOFTWARE - 0 .9%
Veeva Systems, Inc. — Class
A*
394 69,210
A
A
A SHARES VALUE
COMMON STOCKS - 100.2% (continued)
SOFTWARE - 0.9% (continued)
Waystar Holding Corp.*
929 $ 22,398
Total Software 91,608
ELECTRONICS - 0 .8%
Mettler-Toledo International,
Inc.*
58 73,150
INTERNET - 0 .3%
Hims & Hers Health, Inc.*
1,322 27,445
Total Common Stocks
(Cost $3,849,109) 9,514,768
RIGHTS - 0 .0%
PHARMACEUTICALS - 0 .0%
Johnson & Johnson*
,a
307 —
Sanofi S.A.
Expiring 06/30/32*
,a
313 —
Total Pharmaceuticals —
Total Rights
(Cost $—) —
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 20,799 20,799
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 18,901 18,901
Total Repurchase Agreements
(Cost $39,700) 39,700
Total Investments - 100.6%
(Cost $3,888,809) $ 9,554,468
Other Assets & Liabilities, net - (0.6)% (61,499)
Total Net Assets - 100.0% $ 9,492,969
*
Non-income producing security.
a
Value determined based on Level 3 inputs — See Note 3 .
b
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
HEALTH CARE FUND
March 31, 2026
| 19
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 9,514,768 $ — $ — $ 9,514,768
Rights — — —
a
—
Repurchase Agreements — 39,700 — 39,700
Total Assets $ 9,514,768 $ 39,700 $ — $ 9,554,468
– – – –
a
Securities with a market value of $0.

20 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INTERNET FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .6%
INTERNET - 55 .0%
Alphabet, Inc. — Class A
1,104 $ 317,466
Amazon.com, Inc.*
1,192 248,258
Meta Platforms,
Inc. — Class A
351 200,818
Netflix, Inc.*
1,792 172,301
Uber Technologies, Inc.*
1,438 103,435
Booking Holdings, Inc.
23 96,837
Airbnb, Inc. — Class A*
558 70,464
Shopify, Inc. — Class A*
551 65,360
MercadoLibre, Inc.*
37 63,974
DoorDash, Inc. — Class A*
420 63,063
eBay, Inc.
603 54,885
Coupang, Inc.*
2,649 50,013
Expedia Group, Inc.
197 45,485
Alibaba Group Holding Ltd.
ADR
345 43,284
Reddit, Inc. — Class A*
317 42,684
Spotify Technology S.A.*
88 42,672
VeriSign, Inc.
159 39,489
JD.com, Inc. ADR
1,202 35,543
F5, Inc.*
121 35,009
Baidu, Inc. ADR*
297 33,092
Wix.com Ltd.*
366 32,966
Roku, Inc.*
343 32,455
Chewy, Inc. — Class A*
1,110 29,970
Pinterest, Inc. — Class A*
1,629 29,876
GoDaddy, Inc. — Class A*
355 29,348
Trip.com Group Ltd. ADR
585 29,127
Wayfair, Inc. — Class A*
353 26,549
Bilibili, Inc. ADR*
1,060 23,914
Match Group, Inc.
748 22,971
Snap, Inc. — Class A*
4,547 20,916
Lyft, Inc. — Class A*
1,485 19,751
Etsy, Inc.*
356 17,793
IAC, Inc.*
433 17,333
Cargurus, Inc.*
461 15,697
Ziff Davis, Inc.*
,a
246 10,322
TripAdvisor, Inc.*
958 10,212
Trump Media & Technology
Group Corp.*
1,096 10,171
Grindr, Inc.*
432 5,223
Bumble, Inc. — Class A*
1,467 4,782
Total Internet 2,213,508
SOFTWARE - 24 .2%
Salesforce, Inc.
560 104,535
Adobe, Inc.*
332 80,702
Cloudflare, Inc. — Class A*
344 70,981
Electronic Arts, Inc.
337 68,704
Snowflake, Inc.*
360 54,295
ROBLOX Corp. — Class A*
956 54,071
Datadog, Inc. — Class A*
444 52,414
Take-Two Interactive
Software, Inc.*
250 49,375
Workday, Inc. — Class A*
373 48,460
CoreWeave, Inc. — Class A*
623 48,264
Veeva Systems, Inc. — Class
A*
249 43,739
Zoom Communications, Inc.*
536 43,089
Twilio, Inc. — Class A*
292 36,739
MongoDB, Inc.*
150 36,716
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
SOFTWARE - 24.2% (continued)
Akamai Technologies, Inc.*
313 $ 35,948
NetEase, Inc. ADR
241 26,978
Docusign, Inc.*
561 26,597
Nutanix, Inc. — Class A*
680 25,847
DigitalOcean Holdings, Inc.*
274 23,504
Dropbox, Inc. — Class A*
783 17,790
Box, Inc. — Class A*
621 14,680
ZoomInfo Technologies, Inc.*
1,709 10,220
Total Software 973,648
TELECOMMUNICATIONS - 12 .7%
Cisco Systems, Inc.
1,819 141,136
Arista Networks, Inc.*
757 92,945
Motorola Solutions, Inc.
160 69,435
Ciena Corp.*
163 63,282
Nokia Oyj ADR
3,498 28,124
Telefonaktiebolaget LM
Ericsson ADR
2,435 27,442
Viavi Solutions, Inc.*
746 24,827
Applied Digital Corp.*
812 19,277
Vistance Networks, Inc.*
921 16,762
Viasat, Inc.*
339 15,526
Extreme Networks, Inc.*
817 12,320
Total Telecommunications 511,076
COMPUTERS - 2 .7%
Lumentum Holdings, Inc.*
94 66,059
Okta, Inc.*
404 31,799
NetScout Systems, Inc.*
410 13,034
Total Computers 110,892
COMMERCIAL SERVICES - 1 .8%
PayPal Holdings, Inc.
1,234 55,814
Paylocity Holding Corp.*
141 15,234
Total Commercial Services 71,048
REAL ESTATE - 0 .8%
CoStar Group, Inc.*
846 34,128
COMMUNICATIONS - 0 .7%
Zillow Group, Inc. — Class C*
639 26,442
ENTERTAINMENT - 0 .6%
DraftKings, Inc. — Class A*
1,160 25,079
ELECTRONICS - 0 .5%
Applied Optoelectronics, Inc.*
241 20,386
AEROSPACE & DEFENSE - 0 .4%
Ondas, Inc.*
1,707 15,431
HEALTHCARE-SERVICES - 0 .2%
Teladoc Health, Inc.*
1,551 8,453
Total Common Stocks
(Cost $1,495,906) 4,010,091
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .6%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 12,318 12,318

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INTERNET FUND
March 31, 2026
| 21
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
b
- 0.6% (continued)
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 11,194 $ 11,194
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
b
- 0.6% (continued)
Total Repurchase Agreements
(Cost $23,512) $ 23,512
Total Investments - 100.2%
(Cost $1,519,418) $ 4,033,603
Other Assets & Liabilities, net - (0.2)% (6,889)
Total Net Assets - 100.0% $ 4,026,714
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 5 .
b
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 4,010,091 $ — $ — $ 4,010,091
Repurchase Agreements — 23,512 — 23,512
Total Assets $ 4,010,091 $ 23,512 $ — $ 4,033,603
– – – –

22 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
LEISURE FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .6%
RETAIL - 19 .8%
Yum! Brands, Inc.
520 $ 80,850
Starbucks Corp.
618 55,367
McDonald's Corp.
175 54,388
Chipotle Mexican Grill,
Inc. — Class A*
1,171 37,484
Restaurant Brands
International, Inc.
454 33,551
Darden Restaurants, Inc.
140 27,445
Yum China Holdings, Inc.
431 21,024
Texas Roadhouse,
Inc. — Class A
114 18,826
Domino's Pizza, Inc.
50 17,939
Dutch Bros, Inc. — Class A*
347 17,579
Cava Group, Inc.*
203 16,423
Brinker International, Inc.*
103 14,705
Shake Shack, Inc. — Class A*
129 11,413
Wingstop, Inc.
71 11,003
Cracker Barrel Old Country
Store, Inc.
a
334 9,389
Cheesecake Factory, Inc.
170 9,307
Wendy's Co.
842 5,852
Papa John's International, Inc.
175 5,672
Sweetgreen, Inc. — Class A*
832 4,318
Bloomin' Brands, Inc.
688 3,715
Dave & Buster's
Entertainment, Inc.*
265 2,870
Total Retail 459,120
INTERNET - 17 .2%
Netflix, Inc.*
1,219 117,207
Booking Holdings, Inc.
16 67,365
DoorDash, Inc. — Class A*
286 42,943
Airbnb, Inc. — Class A*
286 36,116
Spotify Technology S.A.*
68 32,974
Expedia Group, Inc.
134 30,939
Trip.com Group Ltd. ADR
493 24,546
Roku, Inc.*
234 22,141
MakeMyTrip Ltd.*
521 19,428
Serve Robotics, Inc.*
488 4,119
Total Internet 397,778
MEDIA - 14 .3%
Walt Disney Co.
775 74,694
Comcast Corp. — Class A
1,910 54,836
Warner Bros Discovery, Inc.*
1,608 44,156
Fox Corp. — Class A
456 26,630
Charter Communications,
Inc. — Class A*
,a
121 26,121
News Corp. — Class A
913 22,761
New York Times Co. — Class
A
252 21,100
Paramount Skydance
Corp. — Class B
a
1,692 15,262
Liberty Broadband
Corp. — Class C*
303 15,241
Versant Media Group, Inc.*
355 13,142
Sirius XM Holdings, Inc.
520 12,002
Nexstar Media Group,
Inc. — Class A
32 5,787
Total Media 331,732
ENTERTAINMENT - 9 .3%
TKO Group Holdings, Inc.
161 32,466
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
ENTERTAINMENT - 9.3% (continued)
Live Nation Entertainment,
Inc.*
185 $ 28,214
Flutter Entertainment plc*
216 22,021
Sportradar Group
AG — Class A*
1,209 20,239
Warner Music Group
Corp. — Class A
698 17,827
DraftKings, Inc. — Class A*
790 17,080
Churchill Downs, Inc.
157 14,103
Caesars Entertainment, Inc.*
477 12,607
Red Rock Resorts,
Inc. — Class A
233 12,433
Vail Resorts, Inc.
87 11,164
Cinemark Holdings, Inc.
368 10,495
Penn Entertainment, Inc.*
554 8,327
Six Flags Entertainment
Corp.*
436 7,739
Total Entertainment 214,715
LODGING - 8 .8%
Marriott International,
Inc. — Class A
151 49,388
Hilton Worldwide Holdings,
Inc.
160 48,653
Las Vegas Sands Corp.
429 23,114
Hyatt Hotels Corp. — Class A
149 21,425
Wynn Resorts Ltd.
163 16,553
Wyndham Hotels & Resorts,
Inc.
183 14,865
MGM Resorts International*
401 14,841
Choice Hotels International,
Inc.
93 9,625
Boyd Gaming Corp.
51 4,191
Total Lodging 202,655
LEISURE TIME - 8 .0%
Royal Caribbean Cruises Ltd.
179 49,257
Carnival Corp.
1,296 33,540
Viking Holdings Ltd.*
357 26,232
Norwegian Cruise Line
Holdings Ltd.*
901 16,849
Planet Fitness, Inc. — Class
A*
192 14,281
Polaris, Inc.
182 9,919
YETI Holdings, Inc.*
267 9,770
Harley-Davidson, Inc.
456 9,220
Life Time Group Holdings,
Inc.*
334 8,998
Peloton Interactive,
Inc. — Class A*
1,948 8,357
Total Leisure Time 186,423
SOFTWARE - 7 .3%
Electronic Arts, Inc.
259 52,802
ROBLOX Corp. — Class A*
650 36,764
Take-Two Interactive
Software, Inc.*
169 33,377
NetEase, Inc. ADR
207 23,172
Genius Sports Ltd.*
4,183 18,531
Sharplink, Inc.*
846 5,457
Total Software 170,103
AGRICULTURE - 6 .8%
Philip Morris International, Inc.
446 73,742
Altria Group, Inc.
896 59,127

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
LEISURE FUND
March 31, 2026
| 23
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
AGRICULTURE - 6.8% (continued)
British American Tobacco plc
ADR
414 $ 24,206
Total Agriculture 157,075
BEVERAGES - 4 .6%
Constellation Brands,
Inc. — Class A
175 26,250
Anheuser-Busch InBev S.A.
ADR
331 22,961
Diageo plc ADR
299 22,260
Brown-Forman Corp. — Class
B
729 19,275
Molson Coors Beverage
Co. — Class B
361 15,545
Total Beverages 106,291
TELECOMMUNICATIONS - 1 .4%
EchoStar Corp. — Class A*
281 32,897
TOYS, GAMES & HOBBIES - 1 .3%
Hasbro, Inc.
220 20,592
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
TOYS, GAMES & HOBBIES - 1.3% (continued)
Mattel, Inc.*
688 $ 9,997
Total Toys, Games & Hobbies 30,589
FOOD SERVICE - 0 .8%
Aramark
464 18,811
Total Common Stocks
(Cost $1,062,390) 2,308,189
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 6,294 6,294
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 5,720 5,720
Total Repurchase Agreements
(Cost $12,014) 12,014
Total Investments - 100.1%
(Cost $1,074,404) $ 2,320,203
Other Assets & Liabilities, net - (0.1)% (3,200)
Total Net Assets - 100.0% $ 2,317,003
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 5 .
b
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 2,308,189 $ — $ — $ 2,308,189
Repurchase Agreements — 12,014 — 12,014
Total Assets $ 2,308,189 $ 12,014 $ — $ 2,320,203
– – – –

24 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
PRECIOUS METALS FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 100 .3%
MINING - 100 .3%
Newmont Corp.
29,912 $ 3,237,974
Agnico Eagle Mines Ltd.
14,801 3,004,307
Freeport-McMoRan, Inc.
48,450 2,847,891
Barrick Mining Corp.
59,752 2,437,284
Wheaton Precious Metals
Corp.
17,231 2,257,433
Anglogold Ashanti plc
18,905 1,840,591
Kinross Gold Corp.
55,768 1,702,039
Franco-Nevada Corp.
6,692 1,653,259
Gold Fields Ltd. ADR
36,003 1,634,536
Coeur Mining, Inc.*
81,934 1,537,901
Pan American Silver Corp.
25,777 1,408,197
Alamos Gold, Inc. — Class A
28,670 1,273,808
Royal Gold, Inc.
4,240 1,079,038
Hecla Mining Co.
54,373 1,012,969
Equinox Gold Corp.
66,793 965,827
IAMGOLD Corp.*
50,305 946,740
First Majestic Silver Corp.
43,949 944,025
Harmony Gold Mining
Company Ltd. ADR
58,498 899,114
OR Royalties, Inc.
20,601 783,250
Eldorado Gold Corp.
22,372 768,031
SSR Mining, Inc.*
25,446 748,112
B2Gold Corp.
158,342 717,289
Sibanye Stillwater Ltd. ADR
58,012 714,708
Orla Mining Ltd.
41,639 671,637
Aris Mining Corp.*
31,471 584,416
Centerra Gold, Inc.
31,970 568,746
Fortuna Mining Corp.*
51,307 509,479
A
A
A SHARES VALUE
COMMON STOCKS - 100.3% (continued)
MINING - 100.3% (continued)
Novagold Resources, Inc.*
53,957 $ 484,534
Endeavour Silver Corp.*
51,493 479,400
Silvercorp Metals, Inc.
42,032 451,424
Triple Flag Precious Metals
Corp.
11,272 391,251
Perpetua Resources Corp.*
12,217 343,542
Seabridge Gold, Inc.*
10,640 301,538
Hycroft Mining Holding
Corp. — Class A*
8,238 289,978
Avino Silver & Gold Mines
Ltd.*
44,320 280,102
McEwen, Inc.*
12,058 246,224
Aura Minerals, Inc.
2,911 237,538
Total Mining 40,254,132
Total Common Stocks
(Cost $8,893,816) 40,254,132
FACE
AMOUNT
REPURCHASE AGREEMENTS
a
- 0 .7%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 155,506 155,506
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 141,321 141,321
Total Repurchase Agreements
(Cost $296,827) 296,827
Total Investments - 101.0%
(Cost $9,190,643) $ 40,550,959
Other Assets & Liabilities, net - (1.0)% (404,599)
Total Net Assets - 100.0% $ 40,146,360
*
Non-income producing security.
a
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 40,254,132 $ — $ — $ 40,254,132
Repurchase Agreements — 296,827 — 296,827
Total Assets $ 40,254,132 $ 296,827 $ — $ 40,550,959
– – – –

| 25
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
REAL ESTATE FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .2%
REITs - 90 .1%
REITs-Diversified - 22 .5%
Equinix, Inc.
119 $ 116,649
American Tower Corp.
605 104,411
Digital Realty Trust, Inc.
520 93,709
Crown Castle, Inc.
845 68,707
VICI Properties, Inc.
2,264 61,852
Weyerhaeuser Co.
2,092 51,108
SBA Communications Corp.
284 48,879
WP Carey, Inc.
654 44,446
Lamar Advertising
Co. — Class A
322 40,785
Gaming and Leisure
Properties, Inc.
879 39,001
Rayonier, Inc.
1,460 30,105
Millrose Properties, Inc.
912 25,536
Outfront Media, Inc.
926 24,539
EPR Properties
435 21,733
Broadstone Net Lease, Inc.
1,153 21,065
Total REITs-Diversified 792,525
REITs-Health Care - 12 .9%
Welltower, Inc.
688 136,025
Ventas, Inc.
867 70,903
Omega Healthcare Investors,
Inc.
916 40,139
Healthpeak Properties, Inc.
2,401 39,448
American Healthcare REIT,
Inc.
714 33,672
CareTrust REIT, Inc.
874 32,032
Alexandria Real Estate
Equities, Inc.
686 31,844
Healthcare Realty Trust, Inc.
1,625 27,609
Sabra Health Care REIT, Inc.
1,283 24,672
Medical Properties Trust, Inc.
3,525 16,321
Total REITs-Health Care 452,665
REITs-Apartments - 10 .6%
AvalonBay Communities, Inc.
338 55,212
Equity Residential
919 54,359
Essex Property Trust, Inc.
188 45,496
Invitation Homes, Inc.
1,781 44,258
Mid-America Apartment
Communities, Inc.
356 43,475
UDR, Inc.
1,124 37,969
Camden Property Trust
373 36,427
American Homes 4
Rent — Class A
1,280 35,737
Independence Realty Trust,
Inc.
1,425 21,218
Total REITs-Apartments 374,151
REITs-Warehouse/Industries - 9 .6%
Prologis, Inc.
1,009 133,370
First Industrial Realty Trust,
Inc.
557 32,223
Rexford Industrial Realty, Inc.
965 31,584
STAG Industrial, Inc.
847 30,543
Terreno Realty Corp.
481 29,543
Americold Realty Trust, Inc.
1,919 21,992
EastGroup Properties, Inc.
116 21,470
LXP Industrial Trust
415 19,198
Lineage, Inc.
533 17,461
Total REITs-Warehouse/Industries 337,384
A
A
A SHARES VALUE
COMMON STOCKS - 99.2% (continued)
REITs - 90.1% (continued)
REITs-Storage - 7 .3%
Public Storage
272 $ 73,679
Iron Mountain, Inc.
599 61,182
Extra Space Storage, Inc.
458 60,058
CubeSmart
912 33,425
National Storage Affiliates
Trust
738 27,852
Total REITs-Storage 256,196
REITs-Shopping Centers - 7 .0%
Kimco Realty Corp.
2,017 45,322
Regency Centers Corp.
588 44,488
Federal Realty Investment
Trust
339 36,005
Brixmor Property Group, Inc.
1,199 34,531
Phillips Edison & Company,
Inc.
713 26,681
Kite Realty Group Trust
1,075 26,391
Acadia Realty Trust
946 18,088
NETSTREIT Corp.
853 16,062
Total REITs-Shopping Centers 247,568
REITs-Single Tenant - 5 .1%
Realty Income Corp.
1,409 86,203
Agree Realty Corp.
455 34,298
NNN REIT, Inc.
764 32,111
Essential Properties Realty
Trust, Inc.
939 28,508
Total REITs-Single Tenant 181,120
REITs-Office Property - 5 .0%
BXP, Inc.
641 33,268
Vornado Realty Trust
969 25,184
Cousins Properties, Inc.
1,008 22,751
COPT Defense Properties
707 21,634
Kilroy Realty Corp.
734 20,706
SL Green Realty Corp.
511 18,876
Highwoods Properties, Inc.
839 17,963
Douglas Emmett, Inc.
1,506 14,187
Total REITs-Office Property 174,569
REITs-Regional Malls - 4 .0%
Simon Property Group, Inc.
483 90,094
Macerich Co.
1,405 26,554
Tanger, Inc.
664 22,563
Total REITs-Regional Malls 139,211
REITs-Hotels - 3 .8%
Host Hotels & Resorts, Inc.
2,275 43,589
Ryman Hospitality Properties,
Inc.
243 22,422
Apple Hospitality REIT, Inc.
1,581 18,197
Park Hotels & Resorts, Inc.
1,606 16,911
DiamondRock Hospitality Co.
1,733 16,238
Pebblebrook Hotel Trust
1,181 14,916
Total REITs-Hotels 132,273
REITs-Manufactured Homes - 2 .3%
Sun Communities, Inc.
355 44,716
Equity LifeStyle Properties,
Inc.
606 37,826
Total REITs-Manufactured Homes 82,542
Total REITs 3,170,204

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
REAL ESTATE FUND
March 31, 2026
26 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.2% (continued)
Real Estate - 7 .4%
Real Estate Management/Services - 7 .4%
CBRE Group, Inc. — Class A*
557 $ 75,451
CoStar Group, Inc.*
1,179 47,561
Jones Lang LaSalle, Inc.*
131 39,866
Compass, Inc. — Class A*
3,689 26,967
Newmark Group,
Inc. — Class A
1,531 22,950
Cushman & Wakefield Ltd.*
1,648 20,204
FirstService Corp.
133 18,479
eXp World Holdings, Inc.
1,496 8,961
Total Real Estate Management/Services 260,439
Total Real Estate 260,439
Internet - 1 .7%
E-Commerce/Services - 1 .7%
Zillow Group, Inc. — Class C*
889 36,787
Opendoor Technologies, Inc.*
4,924 23,044
Total E-Commerce/Services 59,831
Total Internet 59,831
Total Common Stocks
(Cost $1,725,791) 3,490,474
A
A
A SHARES VALUE
WARRANTS - 0 .0%
Opendoor Technologies, Inc.
Expiring 11/20/26* 225 $ 82
Total Warrants
(Cost $—) 82
FACE
AMOUNT
REPURCHASE AGREEMENTS
a
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 9,497 9,497
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 8,631 8,631
Total Repurchase Agreements
(Cost $18,128) 18,128
Total Investments - 99.7%
(Cost $1,743,919) $ 3,508,684
Other Assets & Liabilities, net - 0.3% 11,410
Total Net Assets - 100.0% $ 3,520,094
*
Non-income producing security.
a
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 3,490,474 $ — $ — $ 3,490,474
Warrants 82 — — 82
Repurchase Agreements — 18,128 — 18,128
Total Assets $ 3,490,556 $ 18,128 $ — $ 3,508,684
– – – –

| 27
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
RETAILING FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99 .1%
RETAIL - 67 .5%
Walmart, Inc.
976 $ 121,297
Costco Wholesale Corp.
95 94,661
TJX Companies, Inc.
590 94,223
Home Depot, Inc.
271 89,129
Lowe's Companies, Inc.
371 87,660
O'Reilly Automotive, Inc.*
720 66,463
Ross Stores, Inc.
295 63,906
Carvana Co.*
202 63,505
Target Corp.
478 57,934
AutoZone, Inc.*
16 54,044
Dollar General Corp.
313 37,162
Burlington Stores, Inc.*
112 36,443
Tractor Supply Co.
800 36,240
Williams-Sonoma, Inc.
197 35,919
Dollar Tree, Inc.*
311 34,058
Ulta Beauty, Inc.*
65 33,976
Dick's Sporting Goods, Inc.
158 31,330
Genuine Parts Co.
275 29,081
Five Below, Inc.*
119 27,189
Best Buy Co, Inc.
423 27,157
BJ's Wholesale Club
Holdings, Inc.*
267 26,278
GameStop Corp. — Class A*
976 22,487
Murphy USA, Inc.
45 22,229
AutoNation, Inc.*
101 19,721
Gap, Inc.
791 19,142
CarMax, Inc.*
451 18,753
Lithia Motors, Inc. — Class A
73 18,230
Floor & Decor Holdings,
Inc. — Class A*
337 17,120
Macy's, Inc.
924 16,715
Ollie's Bargain Outlet
Holdings, Inc.*
181 16,659
Abercrombie & Fitch
Co. — Class A*
178 16,264
Urban Outfitters, Inc.*
244 15,457
Bath & Body Works, Inc.
812 15,160
Academy Sports & Outdoors,
Inc.
265 14,959
Victoria's Secret & Co.*
317 14,696
Signet Jewelers Ltd.
159 13,458
Advance Auto Parts, Inc.
255 13,451
Boot Barn Holdings, Inc.*
90 13,172
American Eagle Outfitters,
Inc.
716 11,957
Warby Parker, Inc. — Class
A*
552 11,631
A
A
A SHARES VALUE
COMMON STOCKS - 99.1% (continued)
RETAIL - 67.5% (continued)
RH*
83 $ 11,605
National Vision Holdings, Inc.*
418 10,826
PriceSmart, Inc.
61 9,181
Kohl's Corp.
694 8,953
Total Retail 1,499,481
INTERNET - 28 .0%
Amazon.com, Inc.*
1,063 221,391
MercadoLibre, Inc.*
35 60,516
PDD Holdings, Inc. ADR*
536 54,768
eBay, Inc.
537 48,878
Coupang, Inc.*
2,361 44,576
Alibaba Group Holding Ltd.
ADR
333 41,778
JD.com, Inc. ADR
1,203 35,573
Sea Ltd. ADR*
426 35,277
Chewy, Inc. — Class A*
989 26,703
Wayfair, Inc. — Class A*
315 23,691
Etsy, Inc.*
317 15,843
RealReal, Inc.*
834 7,573
Groupon, Inc.*
412 4,903
Total Internet 621,470
DISTRIBUTION & WHOLESALE - 1 .8%
LKQ Corp.
711 20,882
Pool Corp.
97 19,626
Total Distribution & Wholesale 40,508
SOFTWARE - 1 .1%
Global-e Online Ltd.*
800 24,680
COMMERCIAL SERVICES - 0 .7%
Valvoline, Inc.*
465 15,661
Total Common Stocks
(Cost $972,556) 2,201,800
FACE
AMOUNT
REPURCHASE AGREEMENTS
a
- 0 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 4,887 4,887
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 4,442 4,442
Total Repurchase Agreements
(Cost $9,329) 9,329
Total Investments - 99.5%
(Cost $981,885) $ 2,211,129
Other Assets & Liabilities, net - 0.5% 10,606
Total Net Assets - 100.0% $ 2,221,735
*
Non-income producing security.
a
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RETAILING FUND
March 31, 2026
28 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 2,201,800 $ — $ — $ 2,201,800
Repurchase Agreements — 9,329 — 9,329
Total Assets $ 2,201,800 $ 9,329 $ — $ 2,211,129
– – – –

| 29
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
TECHNOLOGY FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .6%
SEMICONDUCTORS - 29 .0%
NVIDIA Corp.
6,977 $ 1,216,789
Broadcom, Inc.
2,302 712,492
Advanced Micro Devices,
Inc.*
1,791 364,343
Micron Technology, Inc.
1,038 350,678
Applied Materials, Inc.
958 327,435
Lam Research Corp.
1,530 326,900
KLA Corp.
190 279,758
Texas Instruments, Inc.
1,372 266,360
Intel Corp.*
6,003 264,912
Analog Devices, Inc.
787 250,376
QUALCOMM, Inc.
1,771 228,069
Marvell Technology, Inc.
1,965 194,633
ASML Holding N.V.
130 171,708
Taiwan Semiconductor
Manufacturing Company
Ltd. ADR
504 170,327
ARM Holdings plc ADR*
1,100 166,408
NXP Semiconductors N.V.
845 166,347
Teradyne, Inc.
465 137,854
Monolithic Power Systems,
Inc.
121 132,295
Microchip Technology, Inc.
1,828 118,107
ON Semiconductor Corp.*
1,622 100,434
Astera Labs, Inc.*
698 76,501
Lattice Semiconductor Corp.*
787 73,002
MACOM Technology
Solutions Holdings, Inc.*
268 59,515
Rambus, Inc.*
641 55,145
MKS, Inc.
238 54,695
Skyworks Solutions, Inc.
1,013 54,246
Qorvo, Inc.*
634 49,072
GLOBALFOUNDRIES, Inc.*
1,006 44,747
Semtech Corp.*
520 39,983
Total Semiconductors 6,453,131
SOFTWARE - 25 .5%
Microsoft Corp.
2,650 980,950
Palantir Technologies,
Inc. — Class A*
2,363 345,660
Oracle Corp.
2,038 299,810
Salesforce, Inc.
1,283 239,498
Intuit, Inc.
488 211,001
ServiceNow, Inc.*
1,890 197,599
Adobe, Inc.*
762 185,227
Cadence Design Systems,
Inc.*
602 167,278
Synopsys, Inc.*
421 166,918
Cloudflare, Inc. — Class A*
790 163,009
Electronic Arts, Inc.
754 153,718
Autodesk, Inc.*
565 135,261
Nebius Group N.V. — Class
A*
1,283 133,124
Snowflake, Inc.*
826 124,577
ROBLOX Corp. — Class A*
2,192 123,980
Datadog, Inc. — Class A*
1,018 120,175
Strategy, Inc. — Class A*
,a
960 119,808
Roper Technologies, Inc.
336 118,897
Atlassian Corp. — Class A*
1,695 115,684
Take-Two Interactive
Software, Inc.*
572 112,970
Workday, Inc. — Class A*
854 110,952
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
SOFTWARE - 25.5% (continued)
CoreWeave, Inc. — Class A*
1,427 $ 110,550
Zoom Communications,
Inc. — Class A*
1,228 98,719
SAP SE ADR
561 96,049
Monday.com Ltd.*
1,253 86,595
Twilio, Inc. — Class A*
671 84,425
MongoDB, Inc.*
343 83,956
Akamai Technologies, Inc.*
716 82,233
Samsara, Inc. — Class A*
2,492 78,971
PTC, Inc.*
536 76,375
HubSpot, Inc.*
272 66,395
Docusign, Inc.*
1,288 61,064
Unity Software, Inc.*
2,763 60,620
Nutanix, Inc. — Class A*
1,560 59,296
IonQ, Inc.*
1,993 57,458
Bentley Systems,
Inc. — Class B
1,292 45,375
Manhattan Associates, Inc.*
318 42,332
Dropbox, Inc. — Class A*
1,796 40,805
Gitlab, Inc. — Class A*
1,620 35,057
SoundHound AI, Inc. — Class
A*
4,666 32,055
BigBear.ai Holdings, Inc.*
6,712 23,626
Quantum Computing, Inc.*
3,212 22,002
Total Software 5,670,054
COMPUTERS - 17 .0%
Apple, Inc.
4,659 1,182,408
International Business
Machines Corp.
1,196 289,898
Dell Technologies,
Inc. — Class C
1,235 202,701
Sandisk Corp.*
307 195,049
Western Digital Corp.
707 191,236
Seagate Technology Holdings
plc
476 186,478
Crowdstrike Holdings,
Inc. — Class A*
458 178,808
Lumentum Holdings, Inc.*
215 151,093
Fortinet, Inc.*
1,642 134,184
Accenture plc — Class A
627 124,328
Hewlett Packard Enterprise
Co.
4,788 114,002
Cognizant Technology
Solutions Corp. — Class A
1,732 106,258
Infosys Ltd. ADR
7,825 105,716
Check Point Software
Technologies Ltd.*
659 94,138
NetApp, Inc.
877 89,796
HP, Inc.
4,205 80,778
Okta, Inc.*
926 72,886
Zscaler, Inc.*
513 71,969
Gartner, Inc.*
401 63,494
Super Micro Computer, Inc.*
2,544 57,927
D-Wave Quantum, Inc.*
2,811 40,563
Rigetti Computing, Inc.*
2,806 39,396
Total Computers 3,773,106
INTERNET - 14 .6%
Alphabet, Inc. — Class A
3,896 1,120,334
Meta Platforms,
Inc. — Class A
1,237 707,725
Palo Alto Networks, Inc.*
1,336 214,188

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
TECHNOLOGY FUND
March 31, 2026
30 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
INTERNET - 14.6% (continued)
AppLovin Corp. — Class A*
488 $ 194,224
Shopify, Inc. — Class A*
1,278 151,596
Wix.com Ltd.*
1,221 109,976
Baidu, Inc. ADR*
919 102,395
Reddit, Inc. — Class A*
728 98,025
VeriSign, Inc.
364 90,403
CDW Corp.
668 80,841
F5, Inc.*
277 80,145
Pinterest, Inc. — Class A*
3,736 68,518
GoDaddy, Inc. — Class A*
815 67,376
Gen Digital, Inc.
3,152 59,352
Match Group, Inc.
1,716 52,698
Snap, Inc. — Class A*
10,425 47,955
Total Internet 3,245,751
TELECOMMUNICATIONS - 5 .2%
Cisco Systems, Inc.
4,171 323,628
Arista Networks, Inc.*
1,736 213,146
Corning, Inc.
1,523 207,082
Motorola Solutions, Inc.
366 158,833
Ciena Corp.*
389 151,022
Credo Technology Group
Holding Ltd.*
760 71,341
Applied Digital Corp.*
1,862 44,204
Total Telecommunications 1,169,256
ELECTRONICS - 4 .1%
Amphenol Corp. — Class A
1,894 239,307
Coherent Corp.*
549 130,777
TE Connectivity plc
545 113,916
Celestica, Inc.*
369 103,940
Flex Ltd.*
1,473 96,422
Jabil, Inc.
357 94,830
Trimble, Inc.*
1,164 75,928
TTM Technologies, Inc.*
616 60,011
Total Electronics 915,131
INVESTMENT COMPANIES - 1 .5%
IREN Ltd.*
3,495 119,808
Terawulf, Inc.*
3,086 44,531
Cipher Digital, Inc.*
3,317 42,690
Core Scientific, Inc.*
2,667 39,898
Riot Platforms, Inc.*
,a
3,033 37,488
A
A
A SHARES VALUE
COMMON STOCKS - 99.6% (continued)
INVESTMENT COMPANIES - 1.5% (continued)
MARA Holdings, Inc.*
3,942 $ 32,167
Cleanspark, Inc.*
3,159 26,883
Total Investment Companies 343,465
DIVERSIFIED FINANCIAL SERVICES - 0 .6%
Circle Internet Group, Inc.*
856 81,671
BitMine Immersion
Technologies, Inc.
2,912 57,599
Total Diversified Financial Services 139,270
ENERGY-ALTERNATE SOURCES - 0 .6%
First Solar, Inc.*
444 87,584
Enphase Energy, Inc.*
1,068 40,381
Total Energy-Alternate Sources 127,965
CHEMICALS - 0 .4%
Qnity Electronics, Inc.
854 98,535
MISCELLANEOUS MANUFACTURING - 0 .4%
Entegris, Inc.
739 86,640
OFFICE & BUSINESS EQUIPMENT - 0 .3%
Zebra Technologies
Corp. — Class A*
307 64,188
ELECTRICAL COMPONENTS & EQUIPMENT - 0 .2%
Universal Display Corp.
391 35,839
AEROSPACE & DEFENSE - 0 .2%
Ondas, Inc.*
3,910 35,346
Total Common Stocks
(Cost $8,038,461) 22,157,677
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 58,738 58,738
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 53,380 53,380
Total Repurchase Agreements
(Cost $112,118) 112,118
Total Investments - 100.1%
(Cost $8,150,579) $ 22,269,795
Other Assets & Liabilities, net - (0.1)% (31,457)
Total Net Assets - 100.0% $ 22,238,338
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 5 .
b
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
TECHNOLOGY FUND
March 31, 2026
| 31
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 22,157,677 $ — $ — $ 22,157,677
Repurchase Agreements — 112,118 — 112,118
Total Assets $ 22,157,677 $ 112,118 $ — $ 22,269,795
– – – –

32 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
TELECOMMUNICATIONS FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99 .4%
TELECOMMUNICATIONS - 75 .2%
Cisco Systems, Inc.
4,515 $ 350,319
AT&T, Inc.
10,578 306,656
Verizon Communications, Inc.
5,798 291,060
Arista Networks, Inc.*
1,881 230,949
T-Mobile US, Inc.
977 205,199
Ciena Corp.*
509 197,609
Motorola Solutions, Inc.
418 181,399
EchoStar Corp. — Class A*
1,351 158,161
AST SpaceMobile, Inc.*
1,738 144,028
Viavi Solutions, Inc.*
2,438 81,137
Nokia Oyj ADR
9,765 78,511
Millicom International Cellular
S.A.
1,011 75,764
Telefonaktiebolaget LM
Ericsson ADR
6,696 75,464
Lumen Technologies, Inc.*
10,726 74,546
America Movil SAB de CV
ADR
2,886 73,535
Vodafone Group plc ADR
4,729 71,030
BCE, Inc.
2,753 69,486
TELUS Corp.
5,279 67,730
KT Corp. ADR*
3,028 64,951
Rogers Communications,
Inc. — Class B
1,686 64,827
Telephone and Data Systems,
Inc.
1,329 55,951
Viasat, Inc.*
1,199 54,914
Vistance Networks, Inc.*
3,008 54,746
Calix, Inc.*
967 47,373
Uniti Group, Inc.*
4,992 46,825
Iridium Communications, Inc.
1,670 46,326
Extreme Networks, Inc.*
2,668 40,233
InterDigital, Inc.
120 36,240
Globalstar, Inc.*
513 34,073
ADTRAN Holdings, Inc.*
2,404 30,242
Harmonic, Inc.*
2,954 26,527
Ubiquiti, Inc.
33 26,080
NETGEAR, Inc.*
821 17,931
GCI Liberty, Inc. — Class C*
443 16,484
Gogo, Inc.*
3,675 14,773
Total Telecommunications 3,411,079
A
A
A SHARES VALUE
COMMON STOCKS - 99.4% (continued)
MEDIA - 11 .0%
Comcast Corp. — Class A
7,288 $ 209,238
Charter Communications,
Inc. — Class A*
583 125,858
Liberty Global Ltd. — Class A*
5,347 64,645
Versant Media Group, Inc.*
1,705 63,119
Liberty Latin America
Ltd. — Class C*
3,925 34,619
Total Media 497,479
INTERNET - 5 .4%
F5, Inc.*
395 114,285
Roku, Inc.*
1,122 106,164
Cogent Communications
Holdings, Inc.
1,242 23,399
Total Internet 243,848
COMPUTERS - 5 .2%
Lumentum Holdings, Inc.*
275 193,259
NetScout Systems, Inc.*
1,338 42,535
Total Computers 235,794
ELECTRONICS - 1 .5%
Applied Optoelectronics, Inc.*
785 66,403
AEROSPACE & DEFENSE - 1 .1%
Ondas, Inc.*
5,571 50,362
Total Common Stocks
(Cost $2,722,363) 4,504,965
FACE
AMOUNT
REPURCHASE AGREEMENTS
a
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 12,777 12,777
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 11,612 11,612
Total Repurchase Agreements
(Cost $24,389) 24,389
Total Investments - 99.9%
(Cost $2,746,752) $ 4,529,354
Other Assets & Liabilities, net - 0.1% 4,115
Total Net Assets - 100.0% $ 4,533,469
*
Non-income producing security.
a
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
TELECOMMUNICATIONS FUND
March 31, 2026
| 33
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 4,504,965 $ — $ — $ 4,504,965
Repurchase Agreements — 24,389 — 24,389
Total Assets $ 4,504,965 $ 24,389 $ — $ 4,529,354
– – – –

34 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
TRANSPORTATION FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 100 .1%
TRANSPORTATION - 40 .4%
Union Pacific Corp.
870 $ 211,079
United Parcel Service,
Inc. — Class B
1,646 161,934
CSX Corp.
3,838 157,550
FedEx Corp.
435 154,938
Norfolk Southern Corp.
489 140,343
Old Dominion Freight Line,
Inc.
594 116,068
XPO, Inc.*
443 86,186
CH Robinson Worldwide, Inc.
457 75,894
Expeditors International of
Washington, Inc.
529 75,769
J.B. Hunt Transport Services,
Inc.
344 72,894
ZTO Express Cayman, Inc.
ADR
2,543 64,007
TFI International, Inc.
575 62,462
Star Bulk Carriers Corp.
2,685 61,674
Canadian National Railway
Co.
599 61,559
Canadian Pacific Kansas
City Ltd.
779 61,276
Saia, Inc.*
166 58,312
ZIM Integrated Shipping
Services Ltd.
2,209 58,207
Knight-Swift Transportation
Holdings, Inc.
992 57,119
Kirby Corp.*
364 48,368
Landstar System, Inc.
270 43,284
GXO Logistics, Inc.*
822 42,621
Ryder System, Inc.
197 40,328
Matson, Inc.
202 33,116
RXO, Inc.*
2,059 30,103
Hub Group, Inc. — Class A
722 26,021
Werner Enterprises, Inc.
811 23,852
ArcBest Corp.
179 17,606
Forward Air Corp.*
854 14,270
Total Transportation 2,056,840
AUTO MANUFACTURERS - 25 .9%
Tesla, Inc.*
1,627 604,837
General Motors Co.
1,947 145,052
Ford Motor Co.
10,036 115,816
NIO, Inc. ADR*
11,409 68,796
Rivian Automotive,
Inc. — Class A*
4,448 66,942
Ferrari N.V.
187 63,290
Stellantis N.V.
8,926 63,285
Li Auto, Inc. ADR*
3,441 61,353
Toyota Motor Corp. ADR
275 56,675
Honda Motor Company Ltd.
ADR
2,274 55,281
Lucid Group, Inc.*
2,107 20,080
Total Auto Manufacturers 1,321,407
AUTO PARTS & EQUIPMENT - 12 .4%
Garrett Motion, Inc.
3,434 62,396
Aptiv plc*
882 61,246
Autoliv, Inc.
578 60,782
Magna International, Inc.
1,073 59,884
BorgWarner, Inc.
1,093 59,306
Mobileye Global, Inc. — Class
A*
8,114 55,743
A
A
A SHARES VALUE
COMMON STOCKS - 100.1% (continued)
AUTO PARTS & EQUIPMENT - 12.4% (continued)
Lear Corp.
367 $ 44,436
Gentex Corp.
1,761 38,478
Dana, Inc.
1,010 33,987
QuantumScape Corp.*
4,707 30,031
Visteon Corp.
299 27,242
Dorman Products, Inc.*
238 24,838
Goodyear Tire & Rubber Co.*
3,478 23,059
Adient plc*
1,105 22,332
Fox Factory Holding Corp.*
896 14,748
Solid Power, Inc.*
4,281 12,843
Total Auto Parts & Equipment 631,351
AIRLINES - 11 .7%
Delta Air Lines, Inc.
1,863 123,852
United Airlines Holdings, Inc.*
1,094 100,725
Southwest Airlines Co.
2,031 76,305
Ryanair Holdings plc ADR
989 57,164
Copa Holdings S.A. — Class
A
476 54,078
American Airlines Group, Inc.*
4,422 47,492
Alaska Air Group, Inc.*
978 35,971
SkyWest, Inc.*
356 32,691
JetBlue Airways Corp.*
4,818 21,296
Allegiant Travel Co.*
222 17,991
Sun Country Airlines
Holdings, Inc.*
1,027 16,966
Frontier Group Holdings, Inc.*
2,793 9,859
Total Airlines 594,390
INTERNET - 6 .2%
Uber Technologies, Inc.*
2,955 212,553
Grab Holdings Ltd. — Class
A*
17,434 63,808
Lyft, Inc. — Class A*
3,052 40,592
Total Internet 316,953
LEISURE TIME - 1 .2%
Patrick Industries, Inc.
295 32,766
Harley-Davidson, Inc.
1,377 27,843
Total Leisure Time 60,609
COMMERCIAL SERVICES - 0 .9%
Avis Budget Group, Inc.*
217 31,649
Hertz Global Holdings, Inc.*
3,114 14,356
Total Commercial Services 46,005
AEROSPACE & DEFENSE - 0 .7%
Joby Aviation, Inc.*
4,454 36,790
HOME BUILDERS - 0 .7%
Thor Industries, Inc.
435 34,752
Total Common Stocks
(Cost $3,038,758) 5,099,097
FACE
AMOUNT
REPURCHASE AGREEMENTS
a
- 1 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 41,151 41,151

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
TRANSPORTATION FUND
March 31, 2026
| 35
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
a
- 1.5% (continued)
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 37,398 $ 37,398
Total Repurchase Agreements
(Cost $78,549) 78,549
Total Investments - 101.6%
(Cost $3,117,307) $ 5,177,646
Other Assets & Liabilities, net - (1.6)% (83,663)
Total Net Assets - 100.0% $ 5,093,983
*
Non-income producing security.
a
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 5,099,097 $ — $ — $ 5,099,097
Repurchase Agreements — 78,549 — 78,549
Total Assets $ 5,099,097 $ 78,549 $ — $ 5,177,646
– – – –

36 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
UTILITIES FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99 .2%
ELECTRIC - 88 .1%
NextEra Energy, Inc.
8,402 $ 780,378
Southern Co.
5,926 571,978
Duke Energy Corp.
4,267 558,721
Constellation Energy Corp.
1,798 502,091
American Electric Power
Company, Inc.
3,562 466,907
Sempra
4,680 454,756
Entergy Corp.
3,671 412,474
Dominion Energy, Inc.
6,586 407,147
Exelon Corp.
7,999 392,111
Xcel Energy, Inc.
4,921 390,924
Vistra Corp.
2,558 384,544
Consolidated Edison, Inc.
3,143 355,725
Public Service Enterprise
Group, Inc.
4,348 351,971
PG&E Corp.
19,549 343,476
WEC Energy Group, Inc.
2,926 338,743
Ameren Corp.
2,792 306,897
NRG Energy, Inc.
2,073 302,948
Edison International
4,138 302,819
CenterPoint Energy, Inc.
6,815 294,135
FirstEnergy Corp.
5,803 293,980
PPL Corp.
7,656 292,459
DTE Energy Co.
1,952 285,421
Eversource Energy
4,030 279,198
CMS Energy Corp.
3,505 271,918
Alliant Energy Corp.
3,334 239,248
Evergy, Inc.
2,919 239,124
Talen Energy Corp.*
683 218,034
Fortis, Inc.
3,873 216,075
National Grid plc ADR
2,425 205,155
Brookfield Renewable Corp.
4,970 197,955
Pinnacle West Capital Corp.
1,922 193,641
OGE Energy Corp.
3,637 174,430
Clearway Energy,
Inc. — Class C
4,052 159,203
IDACORP, Inc.
1,100 157,267
Portland General Electric Co.
2,719 143,482
TXNM Energy, Inc.
2,397 140,129
A
A
A SHARES VALUE
COMMON STOCKS - 99.2% (continued)
ELECTRIC - 88.1% (continued)
Oklo, Inc.*
2,670 $ 132,405
Black Hills Corp.
1,819 126,257
Ormat Technologies, Inc.
1,092 122,217
AES Corp.
8,427 118,736
Northwestern Energy Group,
Inc.
1,682 110,911
Otter Tail Corp.
835 73,288
MGE Energy, Inc.
683 52,789
Total Electric 12,362,067
GAS - 7 .1%
Atmos Energy Corp.
1,653 305,342
NiSource, Inc.
5,635 262,929
National Fuel Gas Co.
1,761 165,464
UGI Corp.
4,289 156,205
MDU Resources Group, Inc.
5,507 114,105
Total Gas 1,004,045
WATER - 4 .0%
American Water Works
Company, Inc.
2,066 281,162
Essential Utilities, Inc.
4,571 184,074
H2O America
1,575 92,405
Total Water 557,641
Total Common Stocks
(Cost $7,669,573) 13,923,753
FACE
AMOUNT
REPURCHASE AGREEMENTS
a
- 0 .3%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 21,551 21,551
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 19,586 19,586
Total Repurchase Agreements
(Cost $41,137) 41,137
Total Investments - 99.5%
(Cost $7,710,710) $ 13,964,890
Other Assets & Liabilities, net - 0.5% 69,574
Total Net Assets - 100.0% $ 14,034,464
*
Non-income producing security.
a
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
UTILITIES FUND
March 31, 2026
| 37
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 13,923,753 $ — $ — $ 13,923,753
Repurchase Agreements — 41,137 — 41,137
Total Assets $ 13,923,753 $ 41,137 $ — $ 13,964,890
– – – –

38 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
DOW 2x STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 83 .9%
FINANCIAL - 22 .7%
Goldman Sachs Group, Inc.
723 $ 611,651
American Express Co.
723 218,693
Visa, Inc. — Class A
723 218,519
JPMorgan Chase & Co.
723 212,678
Travelers Companies, Inc.
723 210,884
Total Financial 1,472,425
INDUSTRIAL - 14 .2%
Caterpillar, Inc.
723 512,216
Honeywell International, Inc.
723 163,420
Boeing Co.*
723 143,899
3M Co.
723 105,001
Total Industrial 924,536
TECHNOLOGY - 13 .7%
Microsoft Corp.
723 267,633
Apple, Inc.
723 183,490
International Business
Machines Corp.
723 175,248
Salesforce, Inc.
723 134,963
NVIDIA Corp.
723 126,091
Total Technology 887,425
CONSUMER, NON-CYCLICAL - 13 .5%
Amgen, Inc.
723 254,387
UnitedHealth Group, Inc.
723 195,637
Johnson & Johnson
723 176,730
Procter & Gamble Co.
723 104,430
Merck & Company, Inc.
723 86,970
Coca-Cola Co.
723 54,984
Total Consumer, Non-cyclical 873,138
CONSUMER, CYCLICAL - 9 .1%
Home Depot, Inc.
723 237,788
McDonald's Corp.
723 224,701
Walmart, Inc.
723 89,854
NIKE, Inc. — Class B
723 38,189
Total Consumer, Cyclical 590,532
A
A
A SHARES VALUE
COMMON STOCKS - 83.9% (continued)
COMMUNICATIONS - 4 .8%
Amazon.com, Inc.*
723 $ 150,579
Walt Disney Co.
723 69,683
Cisco Systems, Inc.
723 56,097
Verizon Communications, Inc.
723 36,295
Total Communications 312,654
BASIC MATERIALS - 3 .6%
Sherwin-Williams Co.
723 231,758
ENERGY - 2 .3%
Chevron Corp.
723 149,589
Total Common Stocks
(Cost $3,213,808) 5,442,057
MONEY MARKET FUNDS
a
- 1 .9%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
b,c
121,921 121,921
Total Money Market Funds
(Cost $121,921) 121,921
FACE
AMOUNT
REPURCHASE AGREEMENTS
d
- 3 .9%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 133,902 133,902
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 121,687 121,687
Total Repurchase Agreements
(Cost $255,589) 255,589
Total Investments - 89.7%
(Cost $3,591,318) $ 5,819,567
Other Assets & Liabilities, net - 10.3% 671,386
Total Net Assets - 100.0% $ 6,490,953
*
Non-income producing security.
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of March 31, 2026.
c
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
d
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
Dow Jones Industrial Average Mini Futures Contracts 15 Jun 2026 $ 3,492,825 $ (40,668)
– –

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
DOW 2x STRATEGY FUND
March 31, 2026
| 39
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements
Barclays Bank
plc
Dow Jones
Industrial
Average Pay
4.58% (SOFR +
0.90%) At Maturity 06/16/26 35 $ 1,641,620 $ (1,477)
BNP Paribas
Dow Jones
Industrial
Average Pay
4.54% (Federal
Funds Rate +
0.90%) At Maturity 06/10/26 52 2,404,360 (6,376)
$ 4,045,980 $ (7,853)
a
Includes cumulative appreciation (depreciation).
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 5,442,057 $ — $ — $ 5,442,057
Money Market Funds 121,921 — — 121,921
Repurchase Agreements — 255,589 — 255,589
Total Assets $ 5,563,978 $ 255,589 $ — $ 5,819,567
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
a
$ 40,668 $ — $ — $ 40,668
Equity Index Swap Agreements
a
— 7,853 — 7,853
Total Liabilities $ 40,668 $ 7,853 $ — $ 48,521
a
Reported as unrealized appreciation/depreciation at period end.

40 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE DOW 2x STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
a
- 1 .5%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
b,c
28,266 $ 28,266
Total Money Market Funds
(Cost $28,266) 28,266
FACE
AMOUNT
REPURCHASE AGREEMENTS
d
- 30 .7%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 306,045 306,045
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 278,127 278,127
Total Repurchase Agreements
(Cost $584,172) 584,172
FEDERAL AGENCY DISCOUNT NOTES - 25 .0%
Federal Home Loan Bank
3.64% due 04/06/26
e
100,000 99,950
A
A
A
FACE
AMOUNT VALUE
FEDERAL AGENCY DISCOUNT NOTES - 25.0% (continued)
3.66% due 04/15/26
e
$ 100,000 $ 99,850
Federal Farm Credit Bank
3.64% due 04/09/26
e
100,000 99,910
Federal Agricultural Mortgage
Corp.
3.62% due 04/27/26
e
100,000 99,740
Fannie Mae Discount Notes
3.65% due 04/22/26
e
75,000 74,841
Total Federal Agency Discount Notes
(Cost $474,308) 474,291
U.S. TREASURY BILLS - 13 .1%
U.S. Treasury Bills
3.62% due 04/07/26
e
250,000 249,850
Total U.S. Treasury Bills
(Cost $249,850) 249,850
Total Investments - 70.3%
(Cost $1,336,596) $ 1,336,579
Other Assets & Liabilities, net - 29.7% 564,428
Total Net Assets - 100.0% $ 1,901,007
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of March 31, 2026.
c
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
d
Repurchase Agreements — See Note 4 .
e
Rate indicated is the effective yield at the time of purchase.
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Sold Short
Dow Jones Industrial Average Mini Futures Contracts 6 Jun 2026 $ 1,397,130 $ (28,865)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
BNP Paribas
Dow Jones
Industrial
Average Receive
4.14% (Federal
Funds Rate +
0.50%) At Maturity 06/10/26 9 $ 422,998 $ 1,093
Barclays Bank
plc
Dow Jones
Industrial
Average Pay
4.28% (SOFR +
0.60%) At Maturity 06/16/26 20 920,000 (25,760)
$ 1,342,998 $ (24,667)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE DOW 2x STRATEGY FUND
March 31, 2026
| 41
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
a
Includes cumulative appreciation (depreciation).
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 28,266 $ — $ — $ 28,266
Repurchase Agreements — 584,172 — 584,172
Federal Agency Discount Notes — 474,291 — 474,291
U.S. Treasury Bills — 249,850 — 249,850
Equity Index Swap Agreements
a
— 1,093 — 1,093
Total Assets $ 28,266 $ 1,309,406 $ — $ 1,337,672
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
a
$ 28,865 $ — $ — $ 28,865
Equity Index Swap Agreements
a
— 25,760 — 25,760
Total Liabilities $ 28,865 $ 25,760 $ — $ 54,625
a
Reported as unrealized appreciation/depreciation at period end.

42 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
MID-CAP 1.5x STRATEGY FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 80 .2%
INDUSTRIAL - 20 .4%
Curtiss-Wright Corp.
31 $ 21,115
Flex Ltd.*
307 20,096
XPO, Inc.*
98 19,066
Woodward, Inc.
50 17,896
ATI, Inc.*
113 16,437
MasTec, Inc.*
51 16,409
nVent Electric plc
135 15,968
Fabrinet*
30 15,646
BWX Technologies, Inc.
76 15,541
Entegris, Inc.
127 14,889
RBC Bearings, Inc.*
26 14,121
ITT, Inc.
72 13,718
Clean Harbors, Inc.*
42 12,043
Graco, Inc.
138 11,682
Lincoln Electric Holdings, Inc.
46 11,458
Carlisle Companies, Inc.
34 11,343
Kratos Defense & Security
Solutions, Inc.*
154 10,859
TD SYNNEX Corp.
63 10,629
Sterling Infrastructure, Inc.*
26 10,589
Mueller Industries, Inc.
93 10,304
Regal Rexnord Corp.
55 10,299
Advanced Energy Industries,
Inc.
31 10,004
Crown Holdings, Inc.
93 9,323
AECOM
108 9,161
Dycom Industries, Inc.*
25 8,471
SPX Technologies, Inc.*
42 8,397
TTM Technologies, Inc.*
86 8,378
Advanced Drainage Systems,
Inc.
60 8,228
Applied Industrial
Technologies, Inc.
31 8,225
Donaldson Company, Inc.
96 8,148
CNH Industrial N.V.
738 8,118
TopBuild Corp.*
23 8,080
Oshkosh Corp.
53 7,802
Flowserve Corp.
106 7,792
Knight-Swift Transportation
Holdings, Inc.
135 7,773
Saia, Inc.*
22 7,728
Chart Industries, Inc.*
37 7,650
Toro Co.
81 7,569
Owens Corning
69 7,467
Littelfuse, Inc.
21 7,126
Moog, Inc. — Class A
24 7,023
Crane Co.
41 7,011
Acuity, Inc.
25 7,005
AptarGroup, Inc.
54 6,805
Cognex Corp.
138 6,761
Ryder System, Inc.
33 6,755
Watts Water Technologies,
Inc. — Class A
23 6,677
Tetra Tech, Inc.
217 6,536
Valmont Industries, Inc.
16 6,393
Fluor Corp.*
134 6,251
Arrow Electronics, Inc.*
43 6,167
Simpson Manufacturing
Company, Inc.
35 6,007
Kirby Corp.*
45 5,980
AGCO Corp.
50 5,793
A
A
A SHARES VALUE
COMMON STOCKS - 80.2% (continued)
INDUSTRIAL - 20.4% (continued)
Terex Corp.
95 $ 5,614
EnerSys
31 5,385
Timken Co.
53 5,330
Middleby Corp.*
39 5,171
GATX Corp.
30 5,122
Hexcel Corp.
63 5,099
AeroVironment, Inc.*
27 4,942
Eagle Materials, Inc.
26 4,926
GXO Logistics, Inc.*
95 4,926
MSA Safety, Inc.
30 4,919
Esab Corp.
48 4,640
AAON, Inc.
56 4,634
UFP Industries, Inc.
49 4,514
Landstar System, Inc.
28 4,489
Sonoco Products Co.
82 4,435
Sensata Technologies Holding
plc
121 4,262
Avnet, Inc.
68 4,190
Vontier Corp.
118 4,185
StandardAero, Inc.*
158 4,081
Fortune Brands Innovations,
Inc.
100 3,897
Louisiana-Pacific Corp.
53 3,856
Knife River Corp.*
47 3,838
Belden, Inc.
33 3,789
Novanta, Inc.*
30 3,543
Universal Display Corp.
37 3,391
Trex Company, Inc.*
89 3,241
Vicor Corp.*
19 3,059
Silgan Holdings, Inc.
73 2,832
Avient Corp.
76 2,759
Exponent, Inc.
42 2,741
Graphic Packaging Holding
Co.
246 2,445
Greif, Inc. — Class A
21 1,408
Total Industrial 678,375
FINANCIAL - 16 .9%
Annaly Capital Management,
Inc.
599 12,669
WP Carey, Inc. REIT
183 12,437
East West Bancorp, Inc.
115 12,277
Jones Lang LaSalle, Inc.*
39 11,868
Reinsurance Group of
America, Inc.
55 11,229
Pinnacle Financial Partners,
Inc.
126 10,854
Omega Healthcare Investors,
Inc. REIT
246 10,780
RenaissanceRe Holdings Ltd.
36 10,700
Gaming and Leisure
Properties, Inc.
236 10,471
Carlyle Group, Inc.
216 10,452
Equity LifeStyle Properties,
Inc.
162 10,112
Fidelity National Financial,
Inc.
213 9,879
Evercore, Inc. — Class A
32 9,552
Stifel Financial Corp.
127 9,388
Webster Financial Corp.
134 9,302
Unum Group
127 9,275
First Horizon Corp.
404 9,195

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MID-CAP 1.5x STRATEGY FUND
March 31, 2026
| 43
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 80.2% (continued)
FINANCIAL - 16.9% (continued)
Ally Financial, Inc.
234 $ 9,180
Lamar Advertising
Co. — Class A
72 9,120
Equitable Holdings, Inc.
236 8,758
EastGroup Properties, Inc.
REIT
44 8,144
Wintrust Financial Corp.
56 7,781
SouthState Bank Corp.
83 7,679
American Homes 4
Rent — Class A REIT
272 7,594
Old Republic International
Corp.
190 7,581
Agree Realty Corp. REIT
100 7,538
American Financial Group,
Inc.
58 7,407
Brixmor Property Group, Inc.
REIT
256 7,373
Cullen/Frost Bankers, Inc.
53 7,265
Zions Bancorp North America
123 7,087
American Healthcare REIT,
Inc.
148 6,980
CubeSmart REIT
190 6,963
CareTrust REIT, Inc.
186 6,817
UMB Financial Corp.
60 6,767
Primerica, Inc.
27 6,763
Columbia Banking System,
Inc.
246 6,748
NNN REIT, Inc.
158 6,641
Houlihan Lokey, Inc.
45 6,463
First Industrial Realty Trust,
Inc.
111 6,421
Old National Bancorp
289 6,387
Affiliated Managers Group,
Inc.
23 6,364
Rexford Industrial Realty, Inc.
REIT
192 6,284
Kinsale Capital Group, Inc.
18 6,150
Western Alliance Bancorp
86 6,093
SEI Investments Co.
77 6,042
STAG Industrial, Inc. REIT
159 5,734
Jefferies Financial Group, Inc.
138 5,695
Prosperity Bancshares, Inc.
84 5,643
Commerce Bancshares, Inc.
114 5,609
Voya Financial, Inc.
78 5,329
Janus Henderson Group plc
103 5,291
Hanover Insurance Group,
Inc.
30 5,200
First American Financial Corp.
85 5,125
Corebridge Financial, Inc.
213 5,082
Starwood Property Trust, Inc.
REIT
290 4,994
FNB Corp.
298 4,983
Healthcare Realty Trust, Inc.
REIT
291 4,944
Valley National Bancorp
399 4,900
United Bankshares, Inc.
116 4,805
MGIC Investment Corp.
183 4,804
Rayonier, Inc. REIT
232 4,784
Glacier Bancorp, Inc.
107 4,780
Essent Group Ltd.
80 4,675
Kite Realty Group Trust REIT
181 4,444
RLI Corp.
77 4,392
A
A
A SHARES VALUE
COMMON STOCKS - 80.2% (continued)
FINANCIAL - 16.9% (continued)
Hancock Whitney Corp.
69 $ 4,388
Home BancShares, Inc.
153 4,120
Sabra Health Care REIT, Inc.
210 4,038
Bank OZK
87 3,992
Selective Insurance Group,
Inc.
50 3,769
SLM Corp.
166 3,554
Associated Banc-Corp
136 3,517
Federated Hermes, Inc.
62 3,516
Texas Capital Bancshares,
Inc.*
37 3,511
Vornado Realty Trust REIT
134 3,483
Hamilton Lane, Inc. — Class
A
34 3,380
Flagstar Bank North America
250 3,292
CNO Financial Group, Inc.
79 3,244
First Financial Bankshares,
Inc.
109 3,210
Ryan Specialty Holdings, Inc.
95 3,205
Cousins Properties, Inc.
140 3,160
EPR Properties REIT
63 3,147
International Bancshares
Corp.
45 3,028
Independence Realty Trust,
Inc. REIT
197 2,933
COPT Defense Properties
REIT
94 2,876
Brighthouse Financial, Inc.*
48 2,874
Kilroy Realty Corp.
91 2,567
National Storage Affiliates
Trust REIT
59 2,227
Park Hotels & Resorts, Inc.
167 1,759
Total Financial 560,833
CONSUMER, NON-CYCLICAL - 12 .1%
United Therapeutics Corp.*
36 21,347
US Foods Holding Corp.*
184 16,967
Illumina, Inc.*
127 15,654
Tenet Healthcare Corp.*
73 13,776
API Group Corp.*
320 12,966
Performance Food Group
Co.*
131 11,222
TransUnion
160 11,070
Neurocrine Biosciences, Inc.*
84 11,066
Penumbra, Inc.*
33 10,836
Roivant Sciences Ltd.*
376 10,415
Elanco Animal Health, Inc.*
414 9,907
Ensign Group, Inc.
48 9,672
Jazz Pharmaceuticals plc*
51 9,642
Service Corporation
International
116 9,571
Exelixis, Inc.*
217 9,307
Medpace Holdings, Inc.*
19 9,124
BioMarin Pharmaceutical,
Inc.*
160 9,038
Coca-Cola Consolidated, Inc.
47 9,012
Darling Ingredients, Inc.*
132 8,164
Encompass Health Corp.
84 8,125
Globus Medical, Inc. — Class
A*
93 8,013
Booz Allen Hamilton Holding
Corp.
101 7,881

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MID-CAP 1.5x STRATEGY FUND
March 31, 2026
44 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 80.2% (continued)
CONSUMER, NON-CYCLICAL - 12.1% (continued)
Arrowhead Pharmaceuticals,
Inc.*
117 $ 7,336
Masimo Corp.*
38 6,759
Cytokinetics, Inc.*
102 6,723
Halozyme Therapeutics, Inc.*
98 6,334
Sprouts Farmers Market, Inc.*
81 6,248
Ingredion, Inc.
53 5,971
HealthEquity, Inc.*
71 5,934
UL Solutions, Inc. — Class A
64 5,485
Albertsons Companies,
Inc. — Class A
309 5,265
Repligen Corp.*
44 5,184
Celsius Holdings, Inc.*
133 4,719
Chemed Corp.
12 4,533
Avantor, Inc.*
569 4,461
WEX, Inc.*
29 4,438
FTI Consulting, Inc.*
25 4,419
Bio-Rad Laboratories,
Inc. — Class A*
15 4,181
Lantheus Holdings, Inc.*
55 4,172
Grand Canyon Education,
Inc.*
23 3,911
Paylocity Holding Corp.*
36 3,890
Brink's Co.
35 3,627
Valvoline, Inc.*
106 3,570
Option Care Health, Inc.*
132 3,553
Envista Holdings Corp.*
137 3,476
Post Holdings, Inc.*
35 3,460
H&R Block, Inc.
106 3,364
Bruker Corp.
92 3,323
Morningstar, Inc.
19 3,212
Graham Holdings
Co. — Class B
3 3,172
elf Beauty, Inc.*
49 2,970
LivaNova plc*
46 2,924
Sotera Health Co.*
194 2,782
Shift4 Payments,
Inc. — Class A*
56 2,449
Marzetti Co.
17 2,352
Haemonetics Corp.*
39 2,198
Euronet Worldwide, Inc.*
33 2,190
Avis Budget Group, Inc.*
14 2,042
Dentsply Sirona, Inc.
166 1,926
BellRing Brands, Inc.*
98 1,577
Flowers Foods, Inc.
176 1,434
Boston Beer Company,
Inc. — Class A*
6 1,382
Pilgrim's Pride Corp.
36 1,359
Coty, Inc. — Class A*
308 619
Total Consumer, Non-cyclical 401,699
CONSUMER, CYCLICAL - 10 .8%
Casey's General Stores, Inc.
31 22,564
Burlington Stores, Inc.*
52 16,920
RB Global, Inc.
155 14,857
Somnigroup International, Inc.
175 12,936
WESCO International, Inc.
41 11,218
Dick's Sporting Goods, Inc.
55 10,906
Toll Brothers, Inc.
79 10,781
BJ's Wholesale Club
Holdings, Inc.*
109 10,728
Watsco, Inc.
29 10,550
A
A
A SHARES VALUE
COMMON STOCKS - 80.2% (continued)
CONSUMER, CYCLICAL - 10.8% (continued)
Five Below, Inc.*
46 $ 10,510
BorgWarner, Inc.
173 9,387
Texas Roadhouse,
Inc. — Class A
55 9,083
Aramark
219 8,878
GameStop Corp. — Class A*
344 7,926
Core & Main, Inc. — Class A*
157 7,756
Murphy USA, Inc.
14 6,916
Cava Group, Inc.*
83 6,715
FirstCash Holdings, Inc.
32 6,016
Autoliv, Inc.
57 5,994
American Airlines Group, Inc.*
551 5,918
Dutch Bros, Inc. — Class A*
106 5,370
Planet Fitness, Inc. — Class
A*
69 5,132
Wyndham Hotels & Resorts,
Inc.
63 5,117
Lear Corp.
42 5,085
Lithia Motors, Inc. — Class A
20 4,994
Churchill Downs, Inc.
55 4,941
Hyatt Hotels Corp. — Class A
34 4,889
Taylor Morrison Home Corp.*
81 4,717
Ollie's Bargain Outlet
Holdings, Inc.*
51 4,694
VF Corp.
274 4,655
Gap, Inc.
189 4,574
Floor & Decor Holdings,
Inc. — Class A*
90 4,572
AutoNation, Inc.*
22 4,296
Macy's, Inc.
222 4,016
Gentex Corp.
183 3,998
Boyd Gaming Corp.
48 3,945
Brunswick Corp.
54 3,929
Vail Resorts, Inc.
30 3,850
Mattel, Inc.*
259 3,763
Travel + Leisure Co.
54 3,736
Wingstop, Inc.
23 3,564
Alaska Air Group, Inc.*
96 3,531
Thor Industries, Inc.
44 3,515
MSC Industrial Direct
Company, Inc. — Class A
38 3,506
Crocs, Inc.*
42 3,487
Abercrombie & Fitch
Co. — Class A*
38 3,472
Bath & Body Works, Inc.
171 3,193
Warner Music Group
Corp. — Class A
123 3,141
Dolby Laboratories,
Inc. — Class A
51 3,063
Whirlpool Corp.
53 2,858
KB Home
53 2,743
PVH Corp.
38 2,651
Polaris, Inc.
45 2,452
YETI Holdings, Inc.*
65 2,378
Scotts Miracle-Gro Co.
37 2,250
Penske Automotive Group,
Inc.
15 2,243
Visteon Corp.
23 2,095
Harley-Davidson, Inc.
99 2,002
Hilton Grand Vacations, Inc.*
50 1,956
RH*
13 1,818

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MID-CAP 1.5x STRATEGY FUND
March 31, 2026
| 45
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 80.2% (continued)
CONSUMER, CYCLICAL - 10.8% (continued)
Choice Hotels International,
Inc.
17 $ 1,759
Capri Holdings Ltd.*
99 1,744
Goodyear Tire & Rubber Co.*
239 1,585
Columbia Sportswear Co.
21 1,151
Total Consumer, Cyclical 358,989
TECHNOLOGY - 7 .1%
Twilio, Inc. — Class A*
126 15,853
Everpure, Inc. — Class A*
262 15,468
MKS, Inc.
56 12,869
MACOM Technology
Solutions Holdings, Inc.*
54 11,992
Okta, Inc.*
141 11,098
Guidewire Software, Inc.*
71 10,619
Lattice Semiconductor Corp.*
114 10,575
CACI International,
Inc. — Class A*
18 9,790
Dynatrace, Inc.*
249 9,208
Nutanix, Inc. — Class A*
225 8,552
Onto Innovation, Inc.*
41 8,408
Docusign, Inc.*
167 7,917
Rambus, Inc.*
90 7,743
Manhattan Associates, Inc.*
50 6,656
Cirrus Logic, Inc.*
43 6,219
SiTime Corp.*
18 6,216
Silicon Laboratories, Inc.*
27 5,620
Genpact Ltd.
132 4,917
Bentley Systems,
Inc. — Class B
124 4,355
Amkor Technology, Inc.
95 4,278
ExlService Holdings, Inc.*
131 3,989
UiPath, Inc. — Class A*
357 3,963
KBR, Inc.
106 3,907
Science Applications
International Corp.
38 3,607
Dropbox, Inc. — Class A*
145 3,294
Allegro MicroSystems, Inc.*
104 3,279
Duolingo, Inc.*
33 3,253
Pegasystems, Inc.
76 3,235
Appfolio, Inc. — Class A*
20 3,156
Maximus, Inc.
45 2,885
Commvault Systems, Inc.*
37 2,882
BILL Holdings, Inc.*
73 2,796
Qualys, Inc.*
30 2,636
Doximity, Inc. — Class A*
112 2,610
Kyndryl Holdings, Inc.*
191 2,506
IPG Photonics Corp.*
21 2,406
Parsons Corp.*
44 2,383
Synaptics, Inc.*
,a
32 2,241
Crane NXT Co.
41 1,664
Blackbaud, Inc.*
30 1,158
Concentrix Corp.
36 985
Total Technology 237,188
ENERGY - 4 .8%
TechnipFMC plc
337 23,297
Nextpower, Inc. — Class A*
124 14,948
Ovintiv, Inc.
232 13,772
Permian Resources
Corp. — Class A
617 13,154
DT Midstream, Inc.
85 11,447
A
A
A SHARES VALUE
COMMON STOCKS - 80.2% (continued)
ENERGY - 4.8% (continued)
Antero Resources Corp.*
244 $ 10,355
Range Resources Corp.
198 8,946
HF Sinclair Corp.
130 8,111
Viper Energy, Inc. — Class A
155 7,283
Chord Energy Corp.
47 6,683
Antero Midstream Corp.
276 6,293
Matador Resources Co.
97 6,128
Weatherford International plc
60 5,675
NOV, Inc.
301 5,662
Valaris Ltd.*
54 5,294
Murphy Oil Corp.
112 4,620
CNX Resources Corp.*
119 4,587
PBF Energy, Inc. — Class A
69 3,286
Total Energy 159,541
BASIC MATERIALS - 3 .9%
Royal Gold, Inc.
68 17,305
Carpenter Technology Corp.
42 16,554
Alcoa Corp.
216 14,327
Reliance, Inc.
44 13,373
RPM International, Inc.
107 10,636
Hecla Mining Co.
559 10,414
Solstice Advanced Materials,
Inc.
132 10,053
Commercial Metals Co.
92 5,652
MP Materials Corp.*
112 5,405
Axalta Coating Systems Ltd.*
178 4,931
NewMarket Corp.
7 4,487
Cleveland-Cliffs, Inc.*
476 4,022
Cabot Corp.
44 3,314
Westlake Corp.
28 3,271
Olin Corp.
95 2,824
Ashland, Inc.
38 2,113
Total Basic Materials 128,681
UTILITIES - 2 .8%
Talen Energy Corp.*
38 12,131
Essential Utilities, Inc.
236 9,504
OGE Energy Corp.
171 8,201
National Fuel Gas Co.
79 7,423
UGI Corp.
179 6,519
IDACORP, Inc.
45 6,434
Ormat Technologies, Inc.
51 5,708
Portland General Electric Co.
94 4,960
TXNM Energy, Inc.
82 4,794
Southwest Gas Holdings, Inc.
54 4,693
New Jersey Resources Corp.
84 4,613
Spire, Inc.
49 4,436
Black Hills Corp.
63 4,373
ONE Gas, Inc.
50 4,306
Northwestern Energy Group,
Inc.
51 3,363
Total Utilities 91,458
COMMUNICATIONS - 1 .4%
New York Times Co. — Class
A
135 11,304
Pinterest, Inc. — Class A*
488 8,950
InterDigital, Inc.
21 6,342
Maplebear, Inc.*
153 5,731
Chewy, Inc. — Class A*
199 5,373

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MID-CAP 1.5x STRATEGY FUND
March 31, 2026
46 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 80.2% (continued)
COMMUNICATIONS - 1.4% (continued)
Nexstar Media Group,
Inc. — Class A
24 $ 4,340
Hims & Hers Health, Inc.*
174 3,612
Total Communications 45,652
Total Common Stocks
(Cost $1,771,111) 2,662,416
MUTUAL FUNDS - 7 .2%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
b
15,965 160,450
Guggenheim Strategy Fund II
b
3,259 80,616
Total Mutual Funds
(Cost $231,938) 241,066
MONEY MARKET FUNDS
c
- 1 .3%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
d,e
42,182 42,182
Total Money Market Funds
(Cost $42,182) 42,182
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
f
- 3 .8%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 66,456 $ 66,456
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 60,393 60,393
Total Repurchase Agreements
(Cost $126,849) 126,849
Total Investments - 92.5%
(Cost $2,172,080) $ 3,072,513
Other Assets & Liabilities, net - 7.5% 247,532
Total Net Assets - 100.0% $ 3,320,045
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 5 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of March 31, 2026.
e
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
f
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
a
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements
Goldman Sachs
International
S&P MidCap 400
Index Pay
4.24% (Federal
Funds Rate +
0.60%) At Maturity 06/15/26 263 $ 892,052 $ (3,970)
Barclays Bank
plc
S&P MidCap 400
Index Pay
4.53% (SOFR +
0.85%) At Maturity 06/16/26 182 620,219 (6,836)
BNP Paribas
S&P MidCap 400
Index Pay
4.19% (Federal
Funds Rate +
0.55%) At Maturity 06/10/26 240 818,320 (9,020)
$ 2,330,591 $ (19,826)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MID-CAP 1.5x STRATEGY FUND
March 31, 2026
| 47
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
a
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 2,662,416 $ — $ — $ 2,662,416
Mutual Funds 241,066 — — 241,066
Money Market Funds 42,182 — — 42,182
Repurchase Agreements — 126,849 — 126,849
Total Assets $ 2,945,664 $ 126,849 $ — $ 3,072,513
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
a
$ — $ 19,826 $ — $ 19,826
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MID-CAP 1.5x STRATEGY FUND
March 31, 2026
48 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 160,929 $ — $ — $ — $ (479) $ 160,450 15,965 $ 1,754
Guggenheim Strategy
Fund II 80,844 — — — (228) 80,616 3,259 986
$ 241,773 $ — $ — $ — $ (707) $ 241,066 $ 2,740

| 49
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE MID-CAP STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 42 .7%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
2,464 $ 24,761
Guggenheim Strategy Fund II
a
822 20,330
Total Mutual Funds
(Cost $43,902) 45,091
MONEY MARKET FUNDS
b
- 11 .2%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
11,845 11,845
Total Money Market Funds
(Cost $11,845) 11,845
A
A
A
FACE
AMOUNT VALUE
FEDERAL AGENCY DISCOUNT NOTES - 14 .2%
Federal Farm Credit Bank
3.64% due 04/09/26
e
$ 15,000 $ 14,986
Total Federal Agency Discount Notes
(Cost $14,988) 14,986
REPURCHASE AGREEMENTS
f
- 7 .3%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 4,058 4,058
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 3,688 3,688
Total Repurchase Agreements
(Cost $7,746) 7,746
Total Investments - 75.4%
(Cost $78,481) $ 79,668
Other Assets & Liabilities, net - 24.6% 25,943
Total Net Assets - 100.0% $ 105,611
a
Affiliated issuer.
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
e
Rate indicated is the effective yield at the time of purchase.
f
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
a
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements Sold Short
BNP Paribas
S&P MidCap 400
Index Receive
3.79% (Federal
Funds Rate +
0.15%) At Maturity 04/28/26 13 $ 45,013 $ 525
Barclays Bank
plc
S&P MidCap 400
Index Receive
4.23% (SOFR +
0.55%) At Maturity 06/10/26 8 28,716 337
Goldman Sachs
International
S&P MidCap 400
Index Receive
3.94% (Federal
Funds Rate +
0.30%) At Maturity 06/10/26 10 32,602 (174)
$ 106,331 $ 688
a
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE MID-CAP STRATEGY FUND
March 31, 2026
50 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 45,091 $ — $ — $ 45,091
Money Market Funds 11,845 — — 11,845
Federal Agency Discount Notes — 14,986 — 14,986
Repurchase Agreements — 7,746 — 7,746
Equity Index Swap Agreements
a
— 862 — 862
Total Assets $ 56,936 $ 23,594 $ — $ 80,530
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
a
$ — $ 174 $ — $ 174
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 24,835 $ — $ — $ — $ (74) $ 24,761 2,464 $ 271
Guggenheim Strategy
Fund II 20,388 — — — (58) 20,330 822 249
$ 45,223 $ — $ — $ — $ (132) $ 45,091 $ 520

| 51
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
NASDAQ-100
®
FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 76 .9%
TECHNOLOGY - 36 .3%
NVIDIA Corp.
50,360 $ 8,782,784
Apple, Inc.
30,425 7,721,561
Microsoft Corp.
15,389 5,696,546
Broadcom, Inc.
9,826 3,041,245
Micron Technology, Inc.
6,439 2,175,352
Palantir Technologies,
Inc. — Class A*
13,110 1,917,731
Advanced Micro Devices,
Inc.*
9,328 1,897,595
Applied Materials, Inc.
4,540 1,551,727
Lam Research Corp.
7,145 1,526,601
Intel Corp.*
28,578 1,261,147
KLA Corp.
750 1,104,307
Texas Instruments, Inc.
5,192 1,007,975
Analog Devices, Inc.
2,793 888,565
QUALCOMM, Inc.
6,105 786,202
Intuit, Inc.
1,582 684,025
ASML Holding N.V.
503 664,377
Adobe, Inc.*
2,332 566,863
Crowdstrike Holdings,
Inc. — Class A*
1,442 562,971
Western Digital Corp.
1,940 524,751
Marvell Technology, Inc.
4,984 493,665
Seagate Technology Holdings
plc
1,248 488,916
Cadence Design Systems,
Inc.*
1,580 439,035
Synopsys, Inc.*
1,096 434,542
Fortinet, Inc.*
4,233 345,921
Monolithic Power Systems,
Inc.
281 307,231
Electronic Arts, Inc.
1,432 291,942
Autodesk, Inc.*
1,213 290,392
NXP Semiconductors N.V.
1,446 284,660
Strategy, Inc. — Class A*
,a
1,797 224,266
Datadog, Inc. — Class A*
1,879 221,816
Take-Two Interactive
Software, Inc.*
1,059 209,152
Roper Technologies, Inc.
589 208,423
Microchip Technology, Inc.
3,096 200,033
Paychex, Inc.
2,054 189,214
Cognizant Technology
Solutions Corp. — Class A
2,736 167,854
Workday, Inc. — Class A*
1,219 158,372
Zscaler, Inc.*
920 129,067
ARM Holdings plc ADR*
799 120,873
Atlassian Corp. — Class A*
970 66,202
Total Technology 47,633,901
COMMUNICATIONS - 19 .9%
Amazon.com, Inc.*
22,247 4,633,383
Meta Platforms,
Inc. — Class A
6,112 3,496,859
Alphabet, Inc. — Class A
12,066 3,469,699
Alphabet, Inc. — Class C
11,270 3,232,912
Netflix, Inc.*
24,156 2,322,599
Cisco Systems, Inc.
22,598 1,753,379
T-Mobile US, Inc.
6,304 1,324,029
Shopify, Inc. — Class A*
7,015 832,119
Booking Holdings, Inc.
181 762,068
Palo Alto Networks, Inc.*
4,669 748,534
AppLovin Corp. — Class A*
1,757 699,286
A
A
A SHARES VALUE
COMMON STOCKS - 76.9% (continued)
COMMUNICATIONS - 19.9% (continued)
Comcast Corp. — Class A
20,530 $ 589,416
MercadoLibre, Inc.*
290 501,416
PDD Holdings, Inc. ADR*
3,821 390,430
Warner Bros Discovery, Inc.*
14,188 389,603
DoorDash, Inc. — Class A*
2,346 352,252
Airbnb, Inc. — Class A*
2,423 305,976
Thomson Reuters Corp.
2,545 228,999
Charter Communications,
Inc. — Class A*
,a
724 156,297
Total Communications 26,189,256
CONSUMER, CYCLICAL - 9 .6%
Tesla, Inc.*
10,344 3,845,382
Walmart, Inc.
27,961 3,474,993
Costco Wholesale Corp.
2,539 2,529,936
Starbucks Corp.
6,518 583,948
Marriott International,
Inc. — Class A
1,516 495,838
O'Reilly Automotive, Inc.*
4,797 442,811
Ross Stores, Inc.
1,851 400,982
PACCAR, Inc.
3,009 347,539
Fastenal Co.
6,570 304,848
Copart, Inc.*
5,538 183,862
Total Consumer, Cyclical 12,610,139
CONSUMER, NON-CYCLICAL - 6 .9%
PepsiCo, Inc.
7,819 1,214,212
Amgen, Inc.
3,084 1,085,105
Gilead Sciences, Inc.
7,103 989,945
Intuitive Surgical, Inc.*
2,032 936,732
Vertex Pharmaceuticals, Inc.*
1,453 648,823
Automatic Data Processing,
Inc.
2,304 468,127
Regeneron Pharmaceuticals,
Inc.
594 458,948
Mondelez International,
Inc. — Class A
7,334 422,732
Monster Beverage Corp.*
5,597 405,559
Cintas Corp.
2,288 386,992
IDEXX Laboratories, Inc.*
456 256,222
Alnylam Pharmaceuticals,
Inc.*
759 251,130
PayPal Holdings, Inc.
5,267 238,226
Coca-Cola Europacific
Partners plc
2,621 237,646
Keurig Dr Pepper, Inc.
7,773 204,663
Insmed, Inc.*
1,233 201,620
GE HealthCare Technologies,
Inc.
2,607 185,566
Kraft Heinz Co.
6,773 152,325
Verisk Analytics, Inc. — Class
A
789 149,713
Dexcom, Inc.*
2,202 138,286
Total Consumer, Non-cyclical 9,032,572
INDUSTRIAL - 1 .5%
Honeywell International, Inc.
3,637 822,071
CSX Corp.
10,639 436,731
Ferrovial SE
4,116 267,746
Old Dominion Freight Line,
Inc.
1,192 232,917
Axon Enterprise, Inc.*
460 195,357
Total Industrial 1,954,822

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NASDAQ-100
®
FUND
March 31, 2026
52 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 76.9% (continued)
UTILITIES - 1 .2%
Constellation Energy Corp.
2,071 $ 578,327
American Electric Power
Company, Inc.
3,094 405,561
Exelon Corp.
5,852 286,865
Xcel Energy, Inc.
3,569 283,521
Total Utilities 1,554,274
BASIC MATERIALS - 1 .0%
Linde plc
2,651 1,314,260
ENERGY - 0 .5%
Baker Hughes Co.
5,654 345,177
Diamondback Energy, Inc.
1,614 319,233
Total Energy 664,410
FINANCIAL - 0 .0%
CoStar Group, Inc.*
2,402 96,897
Total Common Stocks
(Cost $48,728,054) 101,050,531
MUTUAL FUNDS - 13 .5%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
b
909,569 9,141,164
A
A
A SHARES VALUE
MUTUAL FUNDS - 13.5% (continued)
Guggenheim Strategy Fund II
b
347,696 $ 8,602,005
Total Mutual Funds
(Cost $17,605,877) 17,743,169
MONEY MARKET FUNDS
c
- 0 .1%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
d,e
107,676 107,676
Total Money Market Funds
(Cost $107,676) 107,676
FACE
AMOUNT
REPURCHASE AGREEMENTS
f
- 4 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 3,004,390 3,004,390
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 2,730,323 2,730,323
Total Repurchase Agreements
(Cost $5,734,713) 5,734,713
Total Investments - 94.9%
(Cost $72,176,320) $ 124,636,089
Other Assets & Liabilities, net - 5.1% 6,666,473
Total Net Assets - 100.0% $ 131,302,562
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 5 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of March 31, 2026.
e
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
f
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
NASDAQ-100 Index Mini Futures Contracts 25 Jun 2026 $ 11,956,875 $ (489,410)
– –

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NASDAQ-100
®
FUND
March 31, 2026
| 53
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
Goldman Sachs
International
NASDAQ-100
Index Pay
4.59% (Federal
Funds Rate +
0.95%) At Maturity 06/15/26 586 $ 13,668,860 $ 225,352
BNP Paribas
NASDAQ-100
Index Pay
4.54% (Federal
Funds Rate +
0.90%) At Maturity 06/10/26 81 1,953,903 (35,667)
Barclays Bank
plc
NASDAQ-100
Index Pay
4.68% (SOFR +
1.00%) At Maturity 06/16/26 105 2,537,297 (46,359)
$ 18,160,060 $ 143,326
a
Includes cumulative appreciation (depreciation).
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 101,050,531 $ — $ — $ 101,050,531
Mutual Funds 17,743,169 — — 17,743,169
Money Market Funds 107,676 — — 107,676
Repurchase Agreements — 5,734,713 — 5,734,713
Equity Index Swap Agreements
a
— 225,352 — 225,352
Total Assets $ 118,901,376 $ 5,960,065 $ — $ 124,861,441
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
a
$ 489,410 $ — $ — $ 489,410
Equity Index Swap Agreements
a
— 82,026 — 82,026
Total Liabilities $ 489,410 $ 82,026 $ — $ 571,436
a
Reported as unrealized appreciation/depreciation at period end.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NASDAQ-100
®
FUND
March 31, 2026
54 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 9,168,451 $ — $ — $ — $ (27,287) $ 9,141,164 909,569 $ 99,943
Guggenheim Strategy
Fund II 8,626,343 — — — (24,338) 8,602,005 347,696 105,225
$ 17,794,794 $ — $ — $ — $ (51,625) $ 17,743,169 $ 205,168

| 55
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
NASDAQ-100
®
2x STRATEGY FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 80 .7%
TECHNOLOGY - 38 .1%
NVIDIA Corp.
37,999 $ 6,627,026
Apple, Inc.
22,958 5,826,511
Microsoft Corp.
11,612 4,298,414
Broadcom, Inc.
7,414 2,294,707
Micron Technology, Inc.
4,859 1,641,565
Palantir Technologies,
Inc. — Class A*
9,892 1,447,002
Advanced Micro Devices,
Inc.*
7,039 1,431,944
Applied Materials, Inc.
3,426 1,170,972
Lam Research Corp.
5,391 1,151,841
Intel Corp.*
21,564 951,619
KLA Corp.
566 833,384
Texas Instruments, Inc.
3,918 760,640
Analog Devices, Inc.
2,108 670,639
QUALCOMM, Inc.
4,606 593,161
Intuit, Inc.
1,194 516,262
ASML Holding N.V.
380 501,915
Adobe, Inc.*
1,760 427,821
Crowdstrike Holdings,
Inc. — Class A*
1,089 425,156
Western Digital Corp.
1,465 396,268
Marvell Technology, Inc.
3,761 372,527
Seagate Technology Holdings
plc
941 368,646
Cadence Design Systems,
Inc.*
1,192 331,221
Synopsys, Inc.*
827 327,889
Fortinet, Inc.*
3,194 261,014
Monolithic Power Systems,
Inc.
213 232,883
Electronic Arts, Inc.
1,080 220,180
Autodesk, Inc.*
915 219,051
NXP Semiconductors N.V.
1,091 214,774
Strategy, Inc. — Class A*
,a
1,356 169,229
Datadog, Inc. — Class A*
1,418 167,395
Take-Two Interactive
Software, Inc.*
800 158,000
Roper Technologies, Inc.
444 157,114
Microchip Technology, Inc.
2,336 150,929
Paychex, Inc.
1,550 142,786
Cognizant Technology
Solutions Corp. — Class A
2,065 126,688
Workday, Inc. — Class A*
920 119,526
Zscaler, Inc.*
695 97,502
ARM Holdings plc ADR*
603 91,222
Atlassian Corp. — Class A*
732 49,959
Total Technology 35,945,382
COMMUNICATIONS - 20 .9%
Amazon.com, Inc.*
16,787 3,496,228
Meta Platforms,
Inc. — Class A
4,612 2,638,664
Alphabet, Inc. — Class A
9,104 2,617,946
Alphabet, Inc. — Class C
8,504 2,439,457
Netflix, Inc.*
18,227 1,752,526
Cisco Systems, Inc.
17,052 1,323,065
T-Mobile US, Inc.
4,757 999,113
Shopify, Inc. — Class A*
5,293 627,856
Booking Holdings, Inc.
137 576,814
Palo Alto Networks, Inc.*
3,523 564,807
AppLovin Corp. — Class A*
1,326 527,748
A
A
A SHARES VALUE
COMMON STOCKS - 80.7% (continued)
COMMUNICATIONS - 20.9% (continued)
Comcast Corp. — Class A
15,491 $ 444,747
MercadoLibre, Inc.*
219 378,655
PDD Holdings, Inc. ADR*
2,883 294,585
Warner Bros Discovery, Inc.*
10,706 293,987
DoorDash, Inc. — Class A*
1,770 265,765
Airbnb, Inc. — Class A*
1,829 230,966
Thomson Reuters Corp.
1,920 172,762
Charter Communications,
Inc. — Class A*
,a
547 118,086
Total Communications 19,763,777
CONSUMER, CYCLICAL - 10 .1%
Tesla, Inc.*
7,805 2,901,509
Walmart, Inc.
21,098 2,622,059
Costco Wholesale Corp.
1,917 1,910,156
Starbucks Corp.
4,918 440,604
Marriott International,
Inc. — Class A
1,144 374,168
O'Reilly Automotive, Inc.*
3,620 334,162
Ross Stores, Inc.
1,396 302,415
PACCAR, Inc.
2,270 262,185
Fastenal Co.
4,957 230,005
Copart, Inc.*
4,179 138,743
Total Consumer, Cyclical 9,516,006
CONSUMER, NON-CYCLICAL - 7 .2%
PepsiCo, Inc.
5,900 916,211
Amgen, Inc.
2,327 818,755
Gilead Sciences, Inc.
5,359 746,884
Intuitive Surgical, Inc.*
1,533 706,698
Vertex Pharmaceuticals, Inc.*
1,097 489,854
Automatic Data Processing,
Inc.
1,738 353,127
Regeneron Pharmaceuticals,
Inc.
449 346,915
Mondelez International,
Inc. — Class A
5,534 318,980
Monster Beverage Corp.*
4,223 305,999
Cintas Corp.
1,727 292,105
IDEXX Laboratories, Inc.*
344 193,290
Alnylam Pharmaceuticals,
Inc.*
573 189,588
PayPal Holdings, Inc.
3,975 179,789
Coca-Cola Europacific
Partners plc
1,978 179,345
Keurig Dr Pepper, Inc.
5,866 154,452
Insmed, Inc.*
931 152,237
GE HealthCare Technologies,
Inc.
1,967 140,011
Kraft Heinz Co.
5,110 114,924
Verisk Analytics, Inc. — Class
A
596 113,091
Dexcom, Inc.*
1,661 104,311
Total Consumer, Non-cyclical 6,816,566
INDUSTRIAL - 1 .6%
Honeywell International, Inc.
2,744 620,226
CSX Corp.
8,028 329,550
Ferrovial SE
3,106 202,045
Old Dominion Freight Line,
Inc.
900 175,860
Axon Enterprise, Inc.*
348 147,792
Total Industrial 1,475,473

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NASDAQ-100
®
2x STRATEGY FUND
March 31, 2026
56 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 80.7% (continued)
UTILITIES - 1 .2%
Constellation Energy Corp.
1,563 $ 436,468
American Electric Power
Company, Inc.
2,335 306,072
Exelon Corp.
4,416 216,472
Xcel Energy, Inc.
2,693 213,932
Total Utilities 1,172,944
BASIC MATERIALS - 1 .0%
Linde plc
2,001 992,016
ENERGY - 0 .5%
Baker Hughes Co.
4,266 260,440
Diamondback Energy, Inc.
1,218 240,908
Total Energy 501,348
FINANCIAL - 0 .1%
CoStar Group, Inc.*
1,812 73,096
Total Common Stocks
(Cost $43,882,705) 76,256,608
MONEY MARKET FUNDS
b
- 2 .5%
Dreyfus Treasury Obligations
Cash Management Fund —
Institutional Shares, 3.54%
c
2,378,642 2,378,642
Total Money Market Funds
(Cost $2,378,642) 2,378,642
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 7 .4%
U.S. Treasury Bills
3.61% due 05/21/26
d,e
$ 5,000,000 $ 4,974,805
3.63% due 06/16/26
d,e
2,000,000 1,984,787
Total U.S. Treasury Bills
(Cost $6,959,913) 6,959,592
REPURCHASE AGREEMENTS
f
- 1 .6%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 784,505 784,505
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 712,941 712,941
Total Repurchase Agreements
(Cost $1,497,446) 1,497,446
Total Investments - 92.2%
(Cost $54,718,706) $ 87,092,288
Other Assets & Liabilities, net - 7.8% 7,358,679
Total Net Assets - 100.0% $ 94,450,967
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 5 .
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
Rate indicated is the effective yield at the time of purchase.
e
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
f
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
NASDAQ-100 Index Mini Futures Contracts 139 Jun 2026 $ 66,480,225 $ (2,626,991)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements
Barclays Bank
plc
NASDAQ-100
Index Pay
4.68% (SOFR +
1.00%) At Maturity 06/16/26 331 $ 7,998,468 $ (139,953)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NASDAQ-100
®
2x STRATEGY FUND
March 31, 2026
| 57
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
Goldman Sachs
International
NASDAQ-100
Index Pay
4.59% (Federal
Funds Rate +
0.95%) At Maturity 06/15/26 816 $ 20,114,210 $ (740,307)
BNP Paribas
NASDAQ-100
Index Pay
4.54% (Federal
Funds Rate +
0.90%) At Maturity 06/10/26 786 19,573,788 (903,510)
$ 47,686,466 $ (1,783,770)
a
Includes cumulative appreciation (depreciation).
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 76,256,608 $ — $ — $ 76,256,608
Money Market Funds 2,378,642 — — 2,378,642
U.S. Treasury Bills — 6,959,592 — 6,959,592
Repurchase Agreements — 1,497,446 — 1,497,446
Total Assets $ 78,635,250 $ 8,457,038 $ — $ 87,092,288
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
a
$ 2,626,991 $ — $ — $ 2,626,991
Equity Index Swap Agreements
a
— 1,783,770 — 1,783,770
Total Liabilities $ 2,626,991 $ 1,783,770 $ — $ 4,410,761
a
Reported as unrealized appreciation/depreciation at period end.

58 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE NASDAQ-100
®
STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 10 .4%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
11,820 $ 118,793
Guggenheim Strategy Fund II
a
4,767 117,941
Total Mutual Funds
(Cost $234,679) 236,734
MONEY MARKET FUNDS
b
- 0 .8%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
17,723 17,723
Total Money Market Funds
(Cost $17,723) 17,723
FACE
AMOUNT
REPURCHASE AGREEMENTS
e
- 26 .9%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 321,670 321,670
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 292,327 292,327
Total Repurchase Agreements
(Cost $613,997) 613,997
A
A
A
FACE
AMOUNT VALUE
FEDERAL AGENCY DISCOUNT NOTES - 19 .7%
Freddie Mac
3.64% due 04/23/26
f
$ 150,000 $ 149,667
Federal Home Loan Bank
3.64% due 04/06/26
f
100,000 99,949
Federal Farm Credit Bank
3.64% due 04/09/26
f
100,000 99,910
Fannie Mae Discount Notes
3.65% due 04/22/26
f
100,000 99,787
Total Federal Agency Discount Notes
(Cost $449,323) 449,313
U.S. TREASURY BILLS - 11 .0%
U.S. Treasury Bills
3.62% due 04/07/26
f
250,000 249,850
Total U.S. Treasury Bills
(Cost $249,850) 249,850
Total Investments - 68.8%
(Cost $1,565,572) $ 1,567,617
Other Assets & Liabilities, net - 31.2% 710,741
Total Net Assets - 100.0% $ 2,278,358
a
Affiliated issuer.
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
e
Repurchase Agreements — See Note 4 .
f
Rate indicated is the effective yield at the time of purchase.
LLC — Limited Liability Company
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
a
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements Sold Short
BNP Paribas
NASDAQ-100
Index Receive
4.14% (Federal
Funds Rate +
0.50%) At Maturity 06/10/26 11 $ 262,343 $ 11,393
Barclays Bank
plc
NASDAQ-100
Index Receive
4.33% (SOFR +
0.65%) At Maturity 06/16/26 7 169,671 3,090
Goldman Sachs
International
NASDAQ-100
Index Receive
4.29% (Federal
Funds Rate +
0.65%) At Maturity 06/15/26 78 1,824,148 (30,945)
$ 2,256,162 $ (16,462)
a
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE NASDAQ-100
®
STRATEGY FUND
March 31, 2026
| 59
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 236,734 $ — $ — $ 236,734
Money Market Funds 17,723 — — 17,723
Repurchase Agreements — 613,997 — 613,997
Federal Agency Discount Notes — 449,313 — 449,313
U.S. Treasury Bills — 249,850 — 249,850
Equity Index Swap Agreements
a
— 14,483 — 14,483
Total Assets $ 254,457 $ 1,327,643 $ — $ 1,582,100
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
a
$ — $ 30,945 $ — $ 30,945
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 119,148 $ — $ — $ — $ (355) $ 118,793 11,820 $ 1,299

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE NASDAQ-100
®
STRATEGY FUND
March 31, 2026
60 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Guggenheim Strategy
Fund II $ 118,274 $ — $ — $ — $ (333) $ 117,941 4,767 $ 1,442
$ 237,422 $ — $ — $ — $ (688) $ 236,734 $ 2,741

| 61
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 27 .5%
FINANCIAL - 6 .2%
American Healthcare REIT,
Inc.
46 $ 2,169
CareTrust REIT, Inc.
59 2,162
UMB Financial Corp.
19 2,143
Old National Bancorp
92 2,033
Jackson Financial,
Inc. — Class A
17 1,797
Terreno Realty Corp. REIT
27 1,658
Essential Properties Realty
Trust, Inc.
52 1,579
Valley National Bancorp
125 1,535
United Bankshares, Inc.
37 1,533
StoneX Group, Inc.*
19 1,532
Piper Sandler Companies
20 1,531
Glacier Bancorp, Inc.
34 1,519
Ryman Hospitality Properties,
Inc.
16 1,476
Essent Group Ltd.
24 1,403
Hancock Whitney Corp.
22 1,399
Kite Realty Group Trust REIT
57 1,399
Ameris Bancorp
17 1,326
Atlantic Union Bankshares
Corp.
37 1,322
Home BancShares, Inc.
49 1,320
Macerich Co. REIT
67 1,266
Phillips Edison & Company,
Inc. REIT
33 1,235
Compass, Inc. — Class A*
166 1,213
Selective Insurance Group,
Inc.
16 1,206
Sabra Health Care REIT, Inc.
62 1,192
Axos Financial, Inc.*
14 1,191
Radian Group, Inc.
36 1,191
HA Sustainable Infrastructure
Capital, Inc.
32 1,176
Hut 8 Corp.*
25 1,173
Terawulf, Inc.*
80 1,154
Independent Bank Corp.
18 1,145
Moelis & Co. — Class A
20 1,140
Associated Banc-Corp
44 1,138
Riot Platforms, Inc.*
90 1,112
Core Scientific, Inc.*
74 1,107
Eastern Bankshares, Inc.
56 1,095
Cipher Digital, Inc.*
84 1,081
Texas Capital Bancshares,
Inc.*
11 1,044
Flagstar Bank North America
79 1,040
Outfront Media, Inc. REIT
39 1,033
First Financial Bankshares,
Inc.
35 1,031
CNO Financial Group, Inc.
25 1,026
Fulton Financial Corp.
50 1,017
United Community Banks, Inc.
32 1,008
Lemonade, Inc.*
16 1,003
Tanger, Inc. REIT
29 985
National Health Investors, Inc.
REIT
12 970
ServisFirst Bancshares, Inc.
13 947
International Bancshares
Corp.
14 942
Independence Realty Trust,
Inc. REIT
63 938
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
FINANCIAL - 6.2% (continued)
BGC Group, Inc. — Class A
94 $ 919
COPT Defense Properties
REIT
30 918
WSFS Financial Corp.
14 916
Broadstone Net Lease, Inc.
50 913
BankUnited, Inc.
20 903
Renasant Corp.
25 903
Bread Financial Holdings, Inc.
12 899
WesBanco, Inc.
25 862
StepStone Group,
Inc. — Class A
18 859
First BanCorp
40 854
Cathay General Bancorp
17 848
PJT Partners, Inc. — Class A
6 838
Palomar Holdings, Inc.*
7 837
Genworth Financial, Inc.*
102 828
Community Financial System,
Inc.
14 821
Enova International, Inc.*
6 815
MARA Holdings, Inc.*
99 808
Blackstone Mortgage Trust,
Inc. — Class A REIT
42 804
NMI Holdings, Inc.*
21 788
Victory Capital Holdings,
Inc. — Class A
12 786
First Interstate BancSystem,
Inc. — Class A
23 768
Seacoast Banking
Corporation of Florida
25 757
Nicolet Bankshares, Inc.
5 743
Bank of Hawaii Corp.
10 742
Towne Bank
22 741
Cushman & Wakefield Ltd.*
60 736
First Financial Bancorp
26 725
Simmons First National
Corp. — Class A
37 720
Provident Financial Services,
Inc.
34 719
DigitalBridge Group, Inc.
46 709
SL Green Realty Corp. REIT
19 702
PennyMac Financial Services,
Inc.
8 699
LXP Industrial Trust REIT
15 694
Urban Edge Properties REIT
34 679
Curbline Properties Corp.
REIT
26 671
Acadia Realty Trust REIT
35 669
Apple Hospitality REIT, Inc.
58 668
Dynex Capital, Inc. REIT
52 664
McGrath RentCorp
6 662
Beacon Financial Corp.
22 660
Park National Corp.
4 654
CVB Financial Corp.
33 640
InvenTrust Properties Corp.
REIT
21 640
Four Corners Property Trust,
Inc. REIT
27 639
Trustmark Corp.
15 632
St. Joe Co.
10 628
WaFd, Inc.
20 628
Marex Group plc
14 624
First Bancorp
11 620

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
62 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
FINANCIAL - 6.2% (continued)
First Merchants Corp.
16 $ 620
Mercury General Corp.
7 617
Banc of California, Inc.
34 598
Bancorp, Inc.*
11 591
Newmark Group,
Inc. — Class A
39 585
Artisan Partners Asset
Management, Inc. — Class
A
16 582
SiriusPoint Ltd.*
27 582
Bank of NT Butterfield & Son
Ltd.
11 577
FB Financial Corp.
11 571
Upstart Holdings, Inc.*
22 564
First Busey Corp.
22 556
Customers Bancorp, Inc.*
8 555
NBT Bancorp, Inc.
13 554
Cleanspark, Inc.*
65 553
Baldwin Insurance Group,
Inc.*
25 548
Banner Corp.
9 546
BancFirst Corp.
5 543
Enterprise Financial Services
Corp.
10 541
Pathward Financial, Inc.
6 535
Dave, Inc.*
3 522
DiamondRock Hospitality Co.
REIT
53 497
OFG Bancorp
12 486
ARMOUR Residential REIT,
Inc. REIT
29 484
Northwest Bancshares, Inc.
38 482
City Holding Co.
4 478
Global Net Lease, Inc. REIT
51 477
First Commonwealth Financial
Corp.
27 475
Horace Mann Educators
Corp.
11 469
WisdomTree, Inc.
32 466
HCI Group, Inc.
3 464
Stock Yards Bancorp, Inc.
7 464
Pagseguro Digital
Ltd. — Class A
46 461
LTC Properties, Inc.
12 446
Getty Realty Corp. REIT
14 445
Stellar Bancorp, Inc.
12 439
Cohen & Steers, Inc.
7 438
Sunstone Hotel Investors, Inc.
REIT
48 432
Stewart Information Services
Corp.
7 431
LendingClub Corp.*
30 430
Smartstop Self Storage REIT,
Inc. REIT
14 424
Encore Capital Group, Inc.*
6 421
German American Bancorp,
Inc.
10 418
S&T Bancorp, Inc.
10 418
NETSTREIT Corp.
22 414
Bank First Corp.
3 405
Lakeland Financial Corp.
7 402
Walker & Dunlop, Inc.
9 399
Douglas Emmett, Inc.
42 396
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
FINANCIAL - 6.2% (continued)
Veris Residential, Inc. REIT
21 $ 396
Hilltop Holdings, Inc.
11 394
Arbor Realty Trust, Inc. REIT
51 393
Skyward Specialty Insurance
Group, Inc.*
9 393
National Bank Holdings
Corp. — Class A
10 392
Apollo Commercial Real
Estate Finance, Inc. REIT
37 391
Nelnet, Inc. — Class A
3 387
Xenia Hotels & Resorts, Inc.
26 386
Acadian Asset Management,
Inc.
7 381
TriCo Bancshares
8 380
Ellington Financial, Inc. REIT
32 379
Diversified Healthcare Trust
REIT
57 378
Dime Community
Bancshares, Inc.
11 372
Pebblebrook Hotel Trust
29 366
Hamilton Insurance Group
Ltd. — Class B
12 358
Triumph Financial, Inc.*
6 358
Sila Realty Trust, Inc. REIT
15 355
Innovative Industrial
Properties, Inc. REIT
7 351
ConnectOne Bancorp, Inc.
13 348
1st Source Corp.
5 346
Hope Bancorp, Inc.
31 346
ProAssurance Corp.*
14 346
Webull Corp.*
72 346
QCR Holdings, Inc.
4 342
Kennedy-Wilson Holdings,
Inc.
31 335
Origin Bancorp, Inc.
8 332
Slide Insurance Holdings,
Inc.*
18 324
Two Harbors Investment
Corp. REIT
28 320
Tompkins Financial Corp.
4 315
Westamerica BanCorp
6 313
UMH Properties, Inc. REIT
21 303
Merchants Bancorp
7 300
Live Oak Bancshares, Inc.
9 298
Federal Agricultural Mortgage
Corp. — Class C
2 297
Peoples Bancorp, Inc.
9 296
Ladder Capital Corp. REIT
30 293
Perella Weinberg Partners
16 291
Safety Insurance Group, Inc.
4 291
Fidelis Insurance Holdings
Ltd.
15 287
Enact Holdings, Inc.
7 286
Orchid Island Capital, Inc.
REIT
40 281
Bitdeer Technologies
Group — Class A*
32 277
Preferred Bank/Los Angeles
CA
3 272
OceanFirst Financial Corp.
15 271
Virtus Investment Partners,
Inc.
2 269

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
| 63
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
FINANCIAL - 6.2% (continued)
PennyMac Mortgage
Investment Trust REIT
23 $ 268
Chimera Investment Corp.
REIT
21 264
MFA Financial, Inc. REIT
27 259
Goosehead Insurance,
Inc. — Class A*
6 256
Trupanion, Inc.*
10 256
Byline Bancorp, Inc.
8 253
F&G Annuities & Life, Inc.
10 253
Burke & Herbert Financial
Services Corp.
4 249
Southside Bancshares, Inc.
8 249
Employers Holdings, Inc.
6 247
First Mid Bancshares, Inc.
6 247
Community Trust Bancorp,
Inc.
4 243
Old Second Bancorp, Inc.
12 242
Univest Financial Corp.
7 240
American Assets Trust, Inc.
REIT
13 239
Universal Insurance Holdings,
Inc.
7 239
RLJ Lodging Trust REIT
32 237
Alexander's, Inc. REIT
1 236
Easterly Government
Properties, Inc. REIT
11 236
Burford Capital Ltd.
52 235
Capitol Federal Financial, Inc.
33 235
Heritage Financial Corp.
9 234
JBG SMITH Properties REIT
16 234
Miami International Holdings,
Inc.*
6 234
Amalgamated Financial Corp.
6 233
NB Bancorp, Inc.
11 232
Centerspace REIT
4 230
Coastal Financial Corp.*
3 228
Northeast Bank
2 225
Central Pacific Financial Corp.
7 224
United Fire Group, Inc.
6 222
Amerant Bancorp, Inc.
10 220
TrustCo Bank Corporation NY
5 219
Piedmont Realty Trust, Inc.
REIT*
33 217
Business First Bancshares,
Inc.
8 216
Esquire Financial Holdings,
Inc.
2 215
Hanmi Financial Corp.
8 211
Peakstone Realty Trust REIT
10 209
CNB Financial Corp.
7 203
Safehold, Inc. REIT
15 203
Mercantile Bank Corp.
4 202
Patria Investments
Ltd. — Class A
16 202
Heritage Commerce Corp.
16 200
Eagle Bancorp, Inc.
8 199
Horizon Bancorp, Inc.
12 199
Farmers National Banc Corp.
15 197
Whitestone REIT REIT
12 194
CBL & Associates Properties,
Inc. REIT
5 192
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
FINANCIAL - 6.2% (continued)
Empire State Realty Trust,
Inc. — Class A REIT
37 $ 192
Mechanics Bancorp — Class
A
13 192
PRA Group, Inc.*
11 192
Southern Missouri Bancorp,
Inc.
3 192
Camden National Corp.
4 190
First Financial Corp.
3 190
Franklin BSP Realty Trust,
Inc. REIT
22 187
BrightSpire Capital, Inc. REIT
33 185
Redwood Trust, Inc. REIT
33 185
Orrstown Financial Services,
Inc.
5 180
Equity Bancshares,
Inc. — Class A
4 178
Capital City Bank Group, Inc.
4 174
Diamond Hill Investment
Group, Inc.
1 172
HomeTrust Bancshares, Inc.
4 171
Adamas Trust, Inc. REIT
23 169
AMERISAFE, Inc.
5 167
Metropolitan Bank Holding
Corp.
2 167
Washington Trust Bancorp,
Inc.
5 167
First Community Bankshares,
Inc.
4 166
Resolute Holdings
Management, Inc.*
1 162
Mid Penn Bancorp, Inc.
5 161
Marcus & Millichap, Inc.
6 160
Financial Institutions, Inc.
5 159
Heritage Insurance Holdings,
Inc.*
6 158
SmartFinancial, Inc.
4 156
Five Star Bancorp
4 151
NexPoint Residential Trust,
Inc. REIT
6 150
Shore Bancshares, Inc.
8 149
CTO Realty Growth, Inc. REIT
8 148
Navient Corp.
18 147
Invesco Mortgage Capital,
Inc. REIT
18 145
ACNB Corp.
3 144
Metrocity Bankshares, Inc.
5 143
Alerus Financial Corp.
6 142
Compass Diversified Holdings
18 141
Peapack-Gladstone Financial
Corp.
4 141
Republic Bancorp,
Inc. — Class A
2 141
TPG RE Finance Trust, Inc.
REIT
18 141
Carter Bankshares, Inc.*
6 140
Community West Bancshares
6 140
Gladstone Commercial Corp.
REIT
12 137
Northrim BanCorp, Inc.
6 137
Northfield Bancorp, Inc.
10 135
World Acceptance Corp.*
1 135
Arrow Financial Corp.
4 134

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
64 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
FINANCIAL - 6.2% (continued)
Root, Inc. — Class A*
3 $ 133
Bar Harbor Bankshares
4 130
Hippo Holdings, Inc.*
5 130
Strive, Inc. — Class A*
13 130
LendingTree, Inc.*
3 129
Summit Hotel Properties, Inc.
REIT
29 128
eXp World Holdings, Inc.
21 126
Great Southern Bancorp, Inc.
2 126
International Money Express,
Inc.*
8 126
South Plains Financial, Inc.
3 126
Brandywine Realty Trust REIT
46 125
Cannae Holdings, Inc.
11 125
Columbia Financial, Inc.*
7 123
Flushing Financial Corp.
8 123
Greenlight Capital Re
Ltd. — Class A*
7 121
Home Bancorp, Inc.
2 121
Universal Health Realty
Income Trust REIT
3 121
GCM Grosvenor, Inc. — Class
A
12 118
AH Realty Trust, Inc. REIT
21 115
Jefferson Capital, Inc.
6 115
NerdWallet, Inc. — Class A*
11 114
Kearny Financial Corp.
15 113
Third Coast Bancshares, Inc.*
3 113
ChoiceOne Financial
Services, Inc.
4 112
Farmland Partners, Inc. REIT
10 112
Midland States Bancorp, Inc.
5 112
Community Healthcare Trust,
Inc. REIT
7 111
Postal Realty Trust,
Inc. — Class A REIT
6 111
Bit Digital, Inc.*
83 109
Firstsun Capital Bancorp*
3 109
Ridgepost Capital,
Inc. — Class A
15 109
Southern First Bancshares,
Inc.*
2 109
First Business Financial
Services, Inc.
2 108
One Liberty Properties, Inc.
REIT
5 107
Peoples Financial Services
Corp.
2 107
RBB Bancorp
5 107
California BanCorp
6 106
Unity Bancorp, Inc.
2 104
Bank of Marin Bancorp
4 103
Chatham Lodging Trust REIT
13 102
Sierra Bancorp
3 102
Tiptree, Inc.
6 102
Colony Bankcorp, Inc.
5 100
First Foundation, Inc.*
17 100
Chiron Real Estate, Inc. REIT
3 99
Saul Centers, Inc. REIT
3 98
Bankwell Financial Group,
Inc.
2 97
First Bank
6 96
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
FINANCIAL - 6.2% (continued)
Orange County Bancorp, Inc.
3 $ 96
West BanCorp, Inc.
4 95
Gladstone Land Corp. REIT
9 92
KKR Real Estate Finance
Trust, Inc. REIT
15 92
Civista Bancshares, Inc.
4 91
Bowhead Specialty Holdings,
Inc.*
4 90
Red River Bancshares, Inc.
1 90
BayCom Corp.
3 89
Capital Bancorp, Inc.
3 89
Citizens & Northern Corp.
4 89
Bridgewater Bancshares, Inc.*
5 88
Abacus Global Management,
Inc.
11 87
Northpointe Bancshares, Inc.
5 86
Parke Bancorp, Inc.
3 85
First Bancorp, Inc.
3 84
Ponce Financial Group, Inc.*
5 84
Hudson Pacific Properties,
Inc. REIT*
14 83
Wealthfront Corp.*
9 83
HBT Financial, Inc.
3 80
Industrial Logistics Properties
Trust REIT
14 80
Primis Financial Corp.
6 80
American Coastal Insurance
Corp.
7 79
Onity Group, Inc.*
2 79
Timberland Bancorp, Inc.
2 79
Farmers & Merchants
Bancorp, Inc.
3 77
FrontView REIT, Inc. REIT
5 77
FS Bancorp, Inc.
2 77
NewtekOne, Inc.
7 77
MVB Financial Corp.
3 74
C&F Financial Corp.
1 73
First United Corp.
2 73
National Bankshares, Inc.
2 73
Real Brokerage, Inc.*
29 73
Waterstone Financial, Inc.
4 72
Blue Ridge Bankshares, Inc.
17 71
MBIA, Inc.*
12 71
Northeast Community
Bancorp, Inc.
3 71
SITE Centers Corp. REIT
13 70
Donegal Group, Inc. — Class
A
4 69
FB Bancorp, Inc.*
5 69
Ares Commercial Real Estate
Corp.
14 67
Hawthorn Bancshares, Inc.
2 67
PCB Bancorp
3 67
FRP Holdings, Inc.*
3 66
Oak Valley Bancorp
2 65
Western New England
Bancorp, Inc.
5 65
Regional Management Corp.
2 64
James River Group Holdings,
Inc.
10 63
LCNB Corp.
4 62
Ready Capital Corp. REIT
38 62

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
| 65
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
FINANCIAL - 6.2% (continued)
RMR Group, Inc. — Class A
4 $ 62
Citizens Financial Services,
Inc.
1 61
FVCBankcorp, Inc.
4 61
John Marshall Bancorp, Inc.
3 61
Stratus Properties, Inc.*
2 61
Citizens, Inc.*
12 60
Claros Mortgage Trust, Inc.
REIT*
25 60
Citizens Community Bancorp,
Inc.
3 59
Norwood Financial Corp.
2 59
First Community Corp.
2 58
Sky Harbour Group Corp.*
6 58
Chicago Atlantic Real Estate
Finance, Inc. REIT
5 57
Ames National Corp.
2 56
Service Properties Trust REIT
41 56
Investar Holding Corp.
2 55
Alpine Income Property Trust,
Inc. REIT
3 54
Chemung Financial Corp.
1 54
First National Corp.
2 54
GBank Financial Holdings,
Inc.*
2 54
OppFi, Inc.
7 54
Velocity Financial, Inc.*
3 54
Paysign, Inc.*
9 53
Atlanticus Holdings Corp.*
1 52
Commercial Bancgroup, Inc.
2 52
Kingsway Financial Services,
Inc.*
5 52
Franklin Financial Services
Corp.
1 51
Innventure, Inc.*
13 51
TPG Mortgage Investment
Trust, Inc. REIT
7 51
First Capital, Inc.
1 50
LINKBANCORP, Inc.
6 50
CoastalSouth Bancshares,
Inc.
2 49
First Western Financial, Inc.*
2 49
Plumas Bancorp
1 49
NET Lease Office Properties
REIT
4 46
Octave Specialty Group, Inc.*
10 46
Greene County Bancorp, Inc.
2 45
Kingstone Companies, Inc.
3 44
MainStreet Bancshares, Inc.
2 44
NexPoint Diversified Real
Estate Trust REIT
9 44
Ohio Valley Banc Corp.
1 44
Sound Financial Bancorp, Inc.
1 44
Fidelity D&D Bancorp, Inc.
1 43
Seaport Entertainment Group,
Inc.*
2 43
Pioneer Bancorp, Inc.*
3 42
SB Financial Group, Inc.
2 42
Eagle Bancorp Montana, Inc.
2 41
First Internet Bancorp
2 41
Legacy Housing Corp.*
2 41
Oportun Financial Corp.*
9 41
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
FINANCIAL - 6.2% (continued)
AlTi Global, Inc.*
11 $ 40
Ategrity Specialty Holdings
LLC*
2 40
Bank7 Corp.
1 40
BRT Apartments Corp.
3 40
Crawford & Co. — Class A
4 40
OP Bancorp
3 40
ACRES Commercial Realty
Corp. REIT*
2 39
American Integrity Insurance
Group, Inc.
2 39
Peoples Bancorp of North
Carolina, Inc.
1 39
BV Financial, Inc.*
2 38
Meridian Corp.
2 38
Security National Financial
Corp. — Class A*
4 38
Virginia National Bankshares
Corp.
1 38
BCB Bancorp, Inc.
4 36
Better Home & Finance
Holding Co.*
1 36
Finward Bancorp
1 36
Chain Bridge Bancorp,
Inc. — Class A*
1 35
Eagle Financial Services, Inc.
1 35
CB Financial Services, Inc.
1 34
Medallion Financial Corp.
4 34
Princeton Bancorp, Inc.
1 34
SR Bancorp, Inc.
2 34
Braemar Hotels & Resorts,
Inc. REIT
14 33
Douglas Elliman, Inc.*
20 33
ECB Bancorp, Inc.*
2 33
Seven Hills Realty Trust REIT
4 33
Westwood Holdings Group,
Inc.
2 33
Finwise Bancorp*
2 32
loanDepot, Inc. — Class A*
22 31
Maui Land & Pineapple
Company, Inc.*
2 31
Modiv Industrial, Inc. REIT
2 29
RE/MAX Holdings,
Inc. — Class A*
5 29
CF Bankshares, Inc.
1 28
Nexpoint Real Estate
Finance, Inc. REIT
2 27
Richmond Mutual BanCorp,
Inc.
2 27
Riverview Bancorp, Inc.
5 27
Silvercrest Asset Management
Group, Inc. — Class A
2 27
NI Holdings, Inc.*
2 26
Angel Oak Mortgage REIT,
Inc. REIT
3 25
Landmark Bancorp, Inc.
1 25
Strawberry Fields REIT, Inc.
REIT
2 24
Union Bankshares, Inc.
1 24
Selectquote, Inc.*
36 23
Sunrise Realty Trust, Inc.
REIT
3 23
Hanover Bancorp, Inc.
1 22

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
66 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
FINANCIAL - 6.2% (continued)
Finance Of America
Companies, Inc. — Class
A*
1 $ 17
SWK Holdings Corp.
1 17
Consumer Portfolio Services,
Inc.*
2 15
Lument Finance Trust, Inc.
REIT
12 15
Patriot National Bancorp, Inc.*
12 15
Rhinebeck Bancorp, Inc.*
1 15
Franklin Street Properties
Corp. REIT
20 13
Rithm Property Trust, Inc.
REIT
1 13
Clipper Realty, Inc. REIT
4 12
eHealth, Inc.*
8 10
Mobile Infrastructure Corp.*
4 9
Siebert Financial Corp.*
4 8
Bakkt, Inc.*
1 7
Logistic Properties Of The
Americas*
1 3
GoHealth, Inc. — Class A*
1 2
Total Financial 171,208
CONSUMER, NON-CYCLICAL - 6 .2%
Bridgebio Pharma, Inc.*
41 3,045
Ensign Group, Inc.
15 3,023
Guardant Health, Inc.*
32 2,956
Praxis Precision Medicines,
Inc.*
7 2,255
Arrowhead Pharmaceuticals,
Inc.*
35 2,195
Madrigal Pharmaceuticals,
Inc.*
4 2,094
Cytokinetics, Inc.*
31 2,043
Vaxcyte, Inc.*
32 1,860
Axsome Therapeutics, Inc.*
11 1,859
HealthEquity, Inc.*
22 1,839
Protagonist Therapeutics,
Inc.*
15 1,581
Krystal Biotech, Inc.*
6 1,550
Alkermes plc*
43 1,520
Glaukos Corp.*
14 1,507
BrightSpring Health Services,
Inc.*
34 1,449
Cogent Biosciences, Inc.*
36 1,386
PTC Therapeutics, Inc.*
20 1,363
Xenon Pharmaceuticals, Inc.*
23 1,337
Nuvalent, Inc. — Class A*
13 1,332
Terns Pharmaceuticals, Inc.*
25 1,318
Lantheus Holdings, Inc.*
17 1,289
TG Therapeutics, Inc.*
38 1,262
Kymera Therapeutics, Inc.*
15 1,249
Rhythm Pharmaceuticals,
Inc.*
14 1,218
Laureate Education, Inc.*
33 1,150
Arcellx, Inc.*
10 1,148
Brink's Co.
11 1,140
Option Care Health, Inc.*
42 1,131
Amicus Therapeutics, Inc.*
78 1,128
CRISPR Therapeutics AG*
23 1,094
Scholar Rock Holding Corp.*
22 1,082
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Graham Holdings
Co. — Class B
1 $ 1,057
Covista, Inc.*
9 1,037
Merit Medical Systems, Inc.*
15 1,034
Celcuity, Inc.*
9 1,027
Mirum Pharmaceuticals, Inc.*
11 1,016
CG oncology, Inc.*
15 1,015
Apogee Therapeutics, Inc.*
12 1,010
RadNet, Inc.*
18 1,006
Ligand Pharmaceuticals,
Inc. — Class B*
5 998
Indivior Pharmaceuticals, Inc.*
32 975
Stride, Inc.*
11 970
Crinetics Pharmaceuticals,
Inc.*
26 944
IRhythm Holdings, Inc.*
8 944
StoneCo Ltd. — Class A*
65 918
Spyre Therapeutics, Inc.*
18 908
TransMedics Group, Inc.*
9 895
LivaNova plc*
14 890
Korn Ferry
14 881
Cal-Maine Foods, Inc.
a
11 871
Alignment Healthcare, Inc.*
48 846
Brookdale Senior Living, Inc.*
60 821
WD-40 Co.
4 816
Herc Holdings, Inc.
8 796
Integer Holdings Corp.*
9 792
GPGI, Inc.
46 787
ICU Medical, Inc.*
6 775
Prestige Consumer
Healthcare, Inc.*
13 771
Catalyst Pharmaceuticals,
Inc.*
31 768
Twist Bioscience Corp.*
16 760
Dianthus Therapeutics, Inc.*
9 755
Erasca, Inc.*
46 744
ACADIA Pharmaceuticals,
Inc.*
33 735
Supernus Pharmaceuticals,
Inc.*
14 724
United Natural Foods, Inc.*
16 721
Remitly Global, Inc.*
45 705
Tarsus Pharmaceuticals, Inc.*
10 701
Ideaya Biosciences, Inc.*
21 700
Marzetti Co.
5 692
Arcutis Biotherapeutics, Inc.*
29 683
Haemonetics Corp.*
12 676
Veracyte, Inc.*
21 676
Denali Therapeutics, Inc.*
35 672
Concentra Group Holdings
Parent, Inc.
31 665
Travere Therapeutics, Inc.*
22 654
Andersons, Inc.
9 646
Vera Therapeutics, Inc.*
16 644
Liquidia Corp.*
17 642
Privia Health Group, Inc.*
31 638
Perdoceo Education Corp.
17 633
Vita Coco Company, Inc.*
13 623
ABM Industries, Inc.
16 616
Dyne Therapeutics, Inc.*
33 598
Beam Therapeutics, Inc.*
25 596

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
| 67
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Oscar Health, Inc. — Class A*
52 $ 596
10X Genomics, Inc. — Class
A*
28 594
Chefs' Warehouse, Inc.*
10 594
GEO Group, Inc.*
35 588
Tango Therapeutics, Inc.*
28 586
Verra Mobility Corp.*
41 586
ImmunityBio, Inc.*
76 583
Edgewise Therapeutics, Inc.*
18 567
Legence Corp. — Class A*
10 565
BioCryst Pharmaceuticals,
Inc.*
59 562
Adaptive Biotechnologies
Corp.*
40 555
ADMA Biologics, Inc.*
61 550
Immunome, Inc.*
25 547
LeMaitre Vascular, Inc.
5 546
Celldex Therapeutics, Inc.*
17 539
Syndax Pharmaceuticals,
Inc.*
23 537
Neogen Corp.*
57 530
CoreCivic, Inc.*
28 529
Immunovant, Inc.*
21 522
Alarm.com Holdings, Inc.*
12 518
Huron Consulting Group, Inc.*
4 510
Agios Pharmaceuticals, Inc.*
15 507
Strategic Education, Inc.
6 498
Pediatrix Medical Group, Inc.*
23 492
Oruka Therapeutics, Inc.*
10 491
Amneal Pharmaceuticals,
Inc.*
39 485
EVERTEC, Inc.
17 480
National HealthCare Corp.
3 479
Definium Therapeutics, Inc.*
25 473
Addus HomeCare Corp.*
5 468
GRAIL, Inc.*
9 465
Aurinia Pharmaceuticals, Inc.*
31 459
Select Medical Holdings Corp.
28 456
Arcus Biosciences, Inc.*
21 454
Interparfums, Inc.
5 454
Disc Medicine, Inc.*
7 448
Spectrum Brands Holdings,
Inc.
6 442
CorVel Corp.*
8 437
Turning Point Brands, Inc.
5 434
Universal Technical Institute,
Inc.*
12 433
Enliven Therapeutics, Inc.*
11 431
Stoke Therapeutics, Inc.*
13 423
John Wiley & Sons,
Inc. — Class A
11 419
Vericel Corp.*
13 418
Viridian Therapeutics, Inc.*
21 411
Day One Biopharmaceuticals,
Inc.*
19 407
Artivion, Inc.*
11 403
Nurix Therapeutics, Inc.*
26 403
Soleno Therapeutics, Inc.*
12 402
Omnicell, Inc.*
12 401
Axogen, Inc.*
12 398
Alumis, Inc.*
18 397
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Herbalife Ltd.*
27 $ 397
Innoviva, Inc.*
17 396
Ocular Therapeutix, Inc.*
46 390
UFP Technologies, Inc.*
2 387
ANI Pharmaceuticals, Inc.*
5 385
PACS Group, Inc.*
12 385
Arlo Technologies, Inc.*
27 384
Marqeta, Inc. — Class A*
93 379
Ardelyx, Inc.*
63 377
AtriCure, Inc.*
13 371
Cimpress plc*
5 365
Recursion Pharmaceuticals,
Inc. — Class A*
119 365
Fresh Del Monte Produce,
Inc.
9 362
Flywire Corp.*
31 361
Ingles Markets, Inc. — Class
A
4 360
Relay Therapeutics, Inc.*
36 358
PROCEPT BioRobotics
Corp.*
14 350
CBIZ, Inc.*
13 349
Payoneer Global, Inc.*
72 348
Tandem Diabetes Care, Inc.*
18 345
Kodiak Sciences, Inc.*
9 343
TIC Solutions, Inc.*
52 342
Enovis Corp.*
15 341
Progyny, Inc.*
20 340
Alphatec Holdings, Inc.*
31 337
Healthcare Services Group,
Inc.*
18 334
Intellia Therapeutics, Inc.*
26 333
Deluxe Corp.
12 330
ICF International, Inc.
5 326
Zymeworks, Inc.*
13 326
Lincoln Educational Services
Corp.*
8 325
Mineralys Therapeutics, Inc.*
12 325
CRA International, Inc.
2 324
GeneDx Holdings Corp.*
5 321
Amylyx Pharmaceuticals, Inc.*
23 320
J & J Snack Foods Corp.
4 317
Novavax, Inc.*
39 317
Simply Good Foods Co.*
22 316
Universal Corp.
6 316
Harmony Biosciences
Holdings, Inc.*
11 308
Willdan Group, Inc.*
4 306
Iovance Biotherapeutics, Inc.*
87 305
Capricor Therapeutics, Inc.*
10 304
NPK International, Inc.*
21 304
US Physical Therapy, Inc.
4 300
AdaptHealth Corp.*
25 298
QuidelOrtho Corp.*
18 296
Novocure Ltd.*
27 294
TriNet Group, Inc.
8 291
PROG Holdings, Inc.
10 287
Trevi Therapeutics, Inc.*
24 286
American Public Education,
Inc.*
5 284
CONMED Corp.
8 283

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
68 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Harrow, Inc.*
8 $ 282
LifeStance Health Group,
Inc.*
44 280
AnaptysBio, Inc.*
5 277
Phibro Animal Health
Corp. — Class A
5 277
Pennant Group, Inc.*
9 274
Weis Markets, Inc.
4 274
Pacira BioSciences, Inc.*
12 271
Astrana Health, Inc.*
11 270
Nuvation Bio, Inc.*
63 270
Collegium Pharmaceutical,
Inc.*
8 265
WaVe Life Sciences Ltd.*
36 261
EyePoint, Inc.*
20 258
Edgewell Personal Care Co.
a
12 256
Teladoc Health, Inc.*
47 256
Taysha Gene Therapies, Inc.*
57 255
Biohaven Ltd.*
30 254
Sezzle, Inc.*
4 253
Upbound Group, Inc.
14 253
NeoGenomics, Inc.*
34 252
Surgery Partners, Inc.*
21 250
Palvella Therapeutics, Inc.*
2 249
First Advantage Corp.*
21 247
CareDx, Inc.*
14 243
Dole plc
17 243
Insperity, Inc.
9 243
Olema Pharmaceuticals, Inc.*
16 239
Quanex Building Products
Corp.
13 234
Azenta, Inc.*
11 232
Xeris Biopharma Holdings,
Inc.*
40 232
Tyra Biosciences, Inc.*
6 230
Fortrea Holdings, Inc.*
24 226
BrightView Holdings, Inc.*
19 224
Rapport Therapeutics, Inc.*
7 219
Xencor, Inc.*
18 217
Coursera, Inc.*
37 215
Vir Biotechnology, Inc.*
24 215
Monte Rosa Therapeutics,
Inc.*
13 214
Tootsie Roll Industries, Inc.
5 214
Butterfly Network, Inc.*
52 210
Geron Corp.*
141 210
Maze Therapeutics, Inc.*
7 209
MBX Biosciences, Inc.*
7 209
Matthews International
Corp. — Class A
8 207
Corvus Pharmaceuticals, Inc.*
14 205
Barrett Business Services,
Inc.
7 204
Driven Brands Holdings, Inc.*
16 202
National Beverage Corp.*
6 202
KalVista Pharmaceuticals,
Inc.*
10 201
Cullinan Therapeutics, Inc.*
14 199
Amphastar Pharmaceuticals,
Inc.*
10 196
MannKind Corp.*
79 194
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
iRadimed Corp.
2 $ 193
BioLife Solutions, Inc.*
10 191
Brookfield Business
Corp. — Class A
6 190
ORIC Pharmaceuticals, Inc.*
15 190
Vestis Corp.*
24 189
Guardian Pharmacy Services,
Inc. — Class A*
5 188
Clover Health Investments
Corp.*
106 187
SELLAS Life Sciences Group,
Inc.*
44 186
ArriVent Biopharma, Inc.*
8 185
AMN Healthcare Services,
Inc.*
10 183
Carriage Services, Inc.
4 183
Enhabit, Inc.*
13 183
Mister Car Wash, Inc.*
26 181
Compass Therapeutics, Inc.*
34 180
UroGen Pharma Ltd.*
10 180
Bicara Therapeutics, Inc.*
9 179
Arbutus Biopharma Corp.*
39 176
Grocery Outlet Holding Corp.*
25 176
Eton Pharmaceuticals, Inc.*
7 173
Castle Biosciences, Inc.*
7 172
Kura Oncology, Inc.*
21 171
Integra LifeSciences Holdings
Corp.*
18 170
Legalzoom.com, Inc.*
30 170
Savara, Inc.*
31 169
Avanos Medical, Inc.*
12 168
STAAR Surgical Co.*
9 168
SunOpta, Inc.*
26 168
Theravance Biopharma, Inc.*
10 162
Sionna Therapeutics, Inc.*
4 160
John B Sanfilippo & Son, Inc.
2 159
Omeros Corp.*
15 158
Green Dot Corp. — Class A*
14 157
Tactile Systems Technology,
Inc.*
6 157
Precigen, Inc.*
40 155
Janux Therapeutics, Inc.*
11 153
Mission Produce, Inc.*
11 151
Seneca Foods Corp. — Class
A*
1 151
Ennis, Inc.
7 150
Utz Brands, Inc.
19 150
Arvinas, Inc.*
14 148
Hertz Global Holdings, Inc.*
32 148
Transcat, Inc.*
2 147
Bright Minds Biosciences,
Inc.*
2 146
Kforce, Inc.
5 146
Esperion Therapeutics, Inc.*
53 145
Annexon, Inc.*
26 144
Ironwood Pharmaceuticals,
Inc.*
41 144
Septerna, Inc.*
6 144
Embecta Corp.
16 141
Kestra Medical Technologies
Ltd.*
7 140
Zevra Therapeutics, Inc.*
15 140

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
| 69
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Mama's Creations, Inc.*
9 $ 138
Replimune Group, Inc.*
18 138
Rigel Pharmaceuticals, Inc.*
5 135
Inhibrx Biosciences, Inc.*
2 134
Cass Information Systems,
Inc.
3 132
Cytek Biosciences, Inc.*
30 131
Ceribell, Inc.*
7 128
FTAI Infrastructure, Inc.
26 128
Vital Farms, Inc.*
9 127
MiMedx Group, Inc.*
32 126
SI-BONE, Inc.*
10 126
LB Pharmaceuticals, Inc.*
5 123
Phathom Pharmaceuticals,
Inc.*
11 122
ARS Pharmaceuticals, Inc.*
15 120
Anteris Technologies Global
Corp.*
21 117
Varex Imaging Corp.*
11 117
Emergent BioSolutions, Inc.*
14 116
CorMedix, Inc.*
17 115
Orthofix Medical, Inc.*
10 115
Solid Biosciences, Inc.*
16 115
AngioDynamics, Inc.*
10 114
Jade Biosciences, Inc.
8 112
Monro, Inc.
7 112
OPKO Health, Inc.*
97 111
Udemy, Inc.*
24 111
Bioventus, Inc. — Class A*
12 110
Myriad Genetics, Inc.*
24 108
Pulse Biosciences, Inc.*
5 108
BioAge Labs, Inc.*
6 105
Custom Truck One Source,
Inc.*
16 105
Sana Biotechnology, Inc.*
36 104
Vanda Pharmaceuticals, Inc.*
15 104
Calavo Growers, Inc.
4 103
4D Molecular Therapeutics,
Inc.*
11 102
B&G Foods, Inc.
21 101
Entrada Therapeutics, Inc.*
8 101
Nathan's Famous, Inc.
1 101
REGENXBIO, Inc.*
12 101
Beta Bionics, Inc.*
10 100
Allogene Therapeutics, Inc.*
40 98
Lexeo Therapeutics, Inc.*
17 98
Atea Pharmaceuticals, Inc.*
18 97
Community Health Systems,
Inc.*
33 97
Prothena Corporation plc*
10 97
Nature's Sunshine Products,
Inc.*
4 96
Aquestive Therapeutics, Inc.*
23 95
MeiraGTx Holdings plc*
11 95
Pacific Biosciences of
California, Inc.*
71 94
Tejon Ranch Co.*
5 94
XOMA Royalty Corp.*
3 94
Tectonic Therapeutic, Inc.*
3 93
Hackett Group, Inc.
7 91
Akebia Therapeutics, Inc.*
65 90
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Aveanna Healthcare
Holdings, Inc.*
14 $ 90
Aktis Oncology, Inc.*
5 89
Cerus Corp.*
49 89
Keros Therapeutics, Inc.*
8 88
Spire Global, Inc.*
7 88
Absci Corp.*
29 87
Helen of Troy Ltd.*
6 87
Aclaris Therapeutics, Inc.*
23 86
Fulcrum Therapeutics, Inc.*
11 84
Target Hospitality Corp.*
9 84
Village Super Market,
Inc. — Class A
2 84
Personalis, Inc.*
13 83
Viemed Healthcare, Inc.*
9 83
Maravai LifeSciences
Holdings, Inc. — Class A*
29 82
Rocket Pharmaceuticals, Inc.*
23 82
MapLight Therapeutics, Inc.*
4 81
Upstream Bio, Inc.*
9 81
Fulgent Genetics, Inc.*
5 80
Distribution Solutions Group,
Inc.*
3 79
NeuroPace, Inc.*
6 79
Natural Grocers by Vitamin
Cottage, Inc.
3 78
Zenas Biopharma, Inc.*
4 78
Cross Country Healthcare,
Inc.*
8 75
Cadiz, Inc.*
15 74
Delcath Systems, Inc.*
8 74
MGP Ingredients, Inc.
4 74
Honest Company, Inc.*
25 73
Olaplex Holdings, Inc.*
36 73
ADC Therapeutics S.A.*
19 71
Beyond Meat, Inc.*
101 71
Kelly Services, Inc. — Class A
8 71
Strata Critical Medical, Inc.*
17 71
Puma Biotechnology, Inc.*
11 70
ACCO Brands Corp.
23 69
Evommune, Inc.*
3 69
Alight, Inc. — Class A
116 68
Anavex Life Sciences Corp.*
22 68
Aura Biosciences, Inc.*
10 67
Perspective Therapeutics,
Inc.*
16 67
Altimmune, Inc.*
21 65
ClearPoint Neuro, Inc.*
7 64
Design Therapeutics, Inc.*
6 64
Verastem, Inc.*
12 64
Enanta Pharmaceuticals, Inc.*
5 63
OrthoPediatrics Corp.*
4 63
Niagen Bioscience, Inc.*
14 62
Utah Medical Products, Inc.
1 62
Ginkgo Bioworks Holdings,
Inc.*
10 61
Paysafe Ltd.*
9 61
Lumexa Imaging Holdings,
Inc.*
7 60
Neurogene, Inc.*
3 60
SIGA Technologies, Inc.
11 59

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
70 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Evolus, Inc.*
14 $ 58
Prime Medicine, Inc.*
16 56
USCB Financial Holdings, Inc.
3 56
Monopar Therapeutics, Inc.*
1 55
Rezolute, Inc.*
18 55
RxSight, Inc.*
9 55
Abeona Therapeutics, Inc.*
12 54
Arcturus Therapeutics
Holdings, Inc.*
7 54
Candel Therapeutics, Inc.*
11 54
Editas Medicine, Inc.*
22 54
Limoneira Co.
4 54
OraSure Technologies, Inc.*
18 54
Quad/Graphics, Inc.
8 53
USANA Health Sciences, Inc.*
3 52
Ardent Health, Inc.*
6 51
National Research Corp.
3 51
Voyager Therapeutics, Inc.*
13 50
Eledon Pharmaceuticals, Inc.*
16 49
Larimar Therapeutics, Inc.*
11 49
Oncology Institute, Inc.*
16 49
Greenwich Lifesciences, Inc.*
2 48
KORU Medical Systems, Inc.*
11 48
Coherus Oncology, Inc.*
28 47
DiaMedica Therapeutics, Inc.*
7 47
Electromed, Inc.*
2 47
Franklin Covey Co.*
3 47
Protara Therapeutics, Inc.*
9 47
European Wax Center,
Inc. — Class A*
8 46
LENZ Therapeutics, Inc.*
5 46
Acme United Corp.
1 45
Anika Therapeutics, Inc.*
3 44
Repay Holdings Corp.*
17 44
Acacia Research Corp.*
9 43
Accendra Health, Inc.*
19 43
Benitec Biopharma, Inc.*
4 43
Foghorn Therapeutics, Inc.*
9 43
Organogenesis Holdings,
Inc.*
18 43
Westrock Coffee Co.*
10 43
Alico, Inc.
1 41
Protalix BioTherapeutics, Inc.*
19 41
Atrium Therapeutics, Inc.*
3 40
Innovage Holding Corp.*
5 40
Alector, Inc.*
18 39
Nano-X Imaging Ltd.*
17 39
OmniAb, Inc.*
25 39
CVRx, Inc.*
4 38
Fennec Pharmaceuticals,
Inc.*
6 37
Inogen, Inc.*
6 37
Chaince Digital Holdings, Inc.*
9 36
Information Services Group,
Inc.
9 35
Quanterix Corp.*
10 35
SANUWAVE Health, Inc.*
2 35
Fate Therapeutics, Inc.*
28 34
Resources Connection, Inc.
9 34
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Priority Technology Holdings,
Inc.*
7 $ 33
Heron Therapeutics, Inc.*
40 32
MediWound Ltd.*
2 32
Sonida Senior Living, Inc.*
1 32
Medifast, Inc.*
3 31
TrueBlue, Inc.*
8 31
CPI Card Group, Inc.*
2 29
Quantum-Si, Inc.*
38 29
Cardiff Oncology, Inc.*
17 28
Stereotaxis, Inc.*
15 28
Tonix Pharmaceuticals
Holding Corp.*
2 28
Alta Equipment Group, Inc.
5 27
Beauty Health Co.*
30 27
Inhibikase Therapeutics, Inc.*
16 27
Lifecore Biomedical, Inc.*
7 26
Aldeyra Therapeutics, Inc.*
15 25
agilon health, Inc.*
3 24
Korro Bio, Inc.*
2 23
Nkarta, Inc.*
11 23
Nuvectis Pharma, Inc.*
3 23
Lucid Diagnostics, Inc.*
19 22
HF Foods Group, Inc.*
11 20
Humacyte, Inc.*
33 20
SoundThinking, Inc.*
3 20
Lifeway Foods, Inc.*
1 19
MarketWise, Inc.
1 19
MaxCyte, Inc.*
27 19
RCM Technologies, Inc.*
1 19
aTyr Pharma, Inc.*
23 18
Emerald Holding, Inc.
4 18
Joint Corp.*
2 18
KinderCare Learning
Companies, Inc.*
8 18
LENSAR, Inc.*
3 18
Forrester Research, Inc.*
3 17
Gossamer Bio, Inc.*
51 17
Sanara Medtech, Inc.*
1 17
Treace Medical Concepts,
Inc.*
13 17
Hain Celestial Group, Inc.*
23 16
TriSalus Life Sciences, Inc.*
4 16
DocGo, Inc.*
24 15
Neuronetics, Inc.*
10 15
Outset Medical, Inc.*
4 15
FitLife Brands, Inc.*
1 14
Gyre Therapeutics, Inc.*
2 14
Journey Medical Corp.*
3 14
BRC, Inc. — Class A*
17 13
Lifevantage Corp.
3 13
Pulmonx Corp.*
10 13
TuHURA Biosciences, Inc.*
7 13
Cartesian Therapeutics, Inc.*
2 12
Avita Medical, Inc.*
3 11
Accuray, Inc.*
27 10
Forafric Global plc*
1 10
HireQuest, Inc.
1 10
Waldencast plc — Class A*
11 10
Alpha Teknova, Inc.*
3 9

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
| 71
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Atlantic International Corp.*
3 $ 9
Biote Corp. — Class A*
7 9
Ispire Technology, Inc.*
5 9
Zevia PBC — Class A*
8 9
Aardvark Therapeutics, Inc.*
2 8
AirSculpt Technologies, Inc.*
3 8
SBC Medical Group Holdings,
Inc.*
2 8
Myomo, Inc.*
9 6
Actuate Therapeutics, Inc.*
2 5
Inmune Bio, Inc.*
4 5
Solesence, Inc.*
5 5
Tvardi Therapeutics, Inc.*
1 3
Ligand Pharmaceuticals, Inc.
b
6 —
Total Consumer, Non-cyclical 170,030
INDUSTRIAL - 5 .1%
Bloom Energy Corp. — Class
A*
57 7,723
Fabrinet*
9 4,694
Kratos Defense & Security
Solutions, Inc.*
47 3,314
Sterling Infrastructure, Inc.*
8 3,258
Advanced Energy Industries,
Inc.
10 3,227
Modine Manufacturing Co.*
14 3,034
Dycom Industries, Inc.*
8 2,711
TTM Technologies, Inc.*
26 2,533
Chart Industries, Inc.*
12 2,481
SPX Technologies, Inc.*
12 2,399
Moog, Inc. — Class A
7 2,048
Watts Water Technologies,
Inc. — Class A
7 2,032
Primoris Services Corp.
14 2,003
ESCO Technologies, Inc.
7 1,970
Fluor Corp.*
42 1,959
AeroVironment, Inc.*
10 1,830
Sanmina Corp.*
14 1,815
JBT Marel Corp.
14 1,790
Zurn Elkay Water Solutions
Corp.
39 1,749
EnerSys
10 1,737
Federal Signal Corp.
16 1,730
Terex Corp.
29 1,714
Argan, Inc.
3 1,634
GATX Corp.
9 1,537
Applied Optoelectronics, Inc.*
17 1,438
Plexus Corp.*
7 1,418
UFP Industries, Inc.
15 1,382
Arcosa, Inc.
13 1,380
Construction Partners,
Inc. — Class A*
12 1,333
Granite Construction, Inc.
11 1,319
Matson, Inc.
8 1,312
Casella Waste Systems,
Inc. — Class A*
16 1,269
Joby Aviation, Inc.*
152 1,256
Enpro, Inc.
5 1,253
Atmus Filtration Technologies,
Inc.
22 1,249
Knife River Corp.*
15 1,225
Badger Meter, Inc.
8 1,219
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
INDUSTRIAL - 5.1% (continued)
Mirion Technologies, Inc.*
63 $ 1,171
Belden, Inc.
10 1,148
MYR Group, Inc.*
4 1,129
Mueller Water Products,
Inc. — Class A
41 1,127
AAR Corp.*
10 1,095
Powell Industries, Inc.
2 1,082
Itron, Inc.*
12 1,076
Novanta, Inc.*
9 1,063
OSI Systems, Inc.*
4 1,062
CSW Industrials, Inc.
4 1,042
Mercury Systems, Inc.*
14 1,021
Frontdoor, Inc.*
19 1,004
AZZ, Inc.
8 1,001
Vicor Corp.*
6 966
IES Holdings, Inc.*
2 953
Tutor Perini Corp.
12 926
Franklin Electric Company,
Inc.
10 922
Scorpio Tankers, Inc.
12 896
Kadant, Inc.
3 877
Avient Corp.
24 871
Cactus, Inc. — Class A
18 853
Exponent, Inc.
13 848
Archer Aviation, Inc. — Class
A*
157 812
International Seaways, Inc.
11 802
Standex International Corp.
3 765
Boise Cascade Co.
10 758
Griffon Corp.
10 727
Kennametal, Inc.
20 723
Materion Corp.
5 723
nLight, Inc.*
12 684
Trinity Industries, Inc.
21 676
DHT Holdings, Inc.
34 621
RXO, Inc.*
42 614
Centuri Holdings, Inc.*
21 613
Bel Fuse, Inc. — Class B
3 594
Knowles Corp.*
23 591
ArcBest Corp.
6 590
Helios Technologies, Inc.
9 582
Hub Group, Inc. — Class A
16 577
Vishay Intertechnology, Inc.
32 576
Intuitive Machines, Inc.*
29 538
Astronics Corp.*
8 534
Atkore, Inc.
9 530
Enerpac Tool Group Corp.
14 511
Amprius Technologies, Inc.*
30 506
Benchmark Electronics, Inc.
9 505
Alamo Group, Inc.
3 495
Ducommun, Inc.*
4 488
CECO Environmental Corp.*
8 477
Thermon Group Holdings,
Inc.*
9 454
Xometry, Inc. — Class A*
11 449
NuScale Power Corp.*
41 444
Werner Enterprises, Inc.
15 441
Teekay Tankers Ltd. — Class
A
6 440
O-I Glass, Inc.*
41 431

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
72 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
INDUSTRIAL - 5.1% (continued)
Hillman Solutions Corp.*
51 $ 424
Greenbrier Companies, Inc.
8 421
DXP Enterprises, Inc.*
3 419
Ichor Holdings Ltd.*
9 419
Albany International
Corp. — Class A
8 418
Worthington Enterprises, Inc.
8 417
American Superconductor
Corp.*
12 406
Greif, Inc. — Class A
6 402
Enviri Corp.*
20 392
CTS Corp.
8 382
Gorman-Rupp Co.
6 373
Lindsay Corp.
3 357
Napco Security Technologies,
Inc.
9 354
Red Cat Holdings, Inc.*
27 353
SFL Corporation Ltd.
32 345
Dorian LPG Ltd.
10 342
Proto Labs, Inc.*
6 342
Tennant Co.
5 332
Astec Industries, Inc.
6 323
World Kinect Corp.
14 323
Gibraltar Industries, Inc.*
8 319
Tecnoglass, Inc.
7 312
Nordic American Tankers Ltd.
53 311
Great Lakes Dredge & Dock
Corp.*
18 306
TriMas Corp.
8 288
Masterbrand, Inc.*
34 283
Voyager Technologies,
Inc. — Class A*
12 281
Worthington Steel, Inc.
9 273
Ryerson Holding Corp.
12 270
Energizer Holdings, Inc.
16 263
Evolv Technologies Holdings,
Inc.*
40 242
FLEX LNG Ltd.
8 238
Graham Corp.*
3 237
Allient, Inc.
4 236
Limbach Holdings, Inc.*
3 234
Redwire Corp.*
27 229
Enovix Corp.*
44 228
NANO Nuclear Energy, Inc.*
11 225
Cadre Holdings, Inc.
7 215
Myers Industries, Inc.
10 212
Marten Transport Ltd.
16 210
LSB Industries, Inc.*
14 209
Genco Shipping & Trading
Ltd.
9 203
Apogee Enterprises, Inc.
6 201
Montrose Environmental
Group, Inc.*
9 197
Costamare, Inc.
11 186
Janus International Group,
Inc.*
36 185
PureCycle Technologies, Inc.*
35 182
Smith & Wesson Brands, Inc.
12 172
Firefly Aerospace, Inc.*
6 171
Teekay Corp. Ltd.
14 171
Willis Lease Finance Corp.
1 170
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
INDUSTRIAL - 5.1% (continued)
Insteel Industries, Inc.
5 $ 168
Sturm Ruger & Company, Inc.
4 160
American Woodmark Corp.*
4 159
NWPX Infrastructure, Inc.*
2 156
Ardagh Metal Packaging S.A.
37 150
Metallus, Inc.*
9 147
Kimball Electronics, Inc.*
6 142
Energy Recovery, Inc.*
14 141
Ardmore Shipping Corp.
9 137
National Presto Industries,
Inc.
1 137
Park Aerospace Corp.
5 137
Navigator Holdings Ltd.
7 135
Beta Technologies,
Inc. — Class A*
9 132
LSI Industries, Inc.
7 130
Heartland Express, Inc.
12 125
Power Solutions International,
Inc.*
2 122
Cardinal Infrastructure Group,
Inc. — Class A*
3 119
Eastman Kodak Co.*
13 118
Bowman Consulting Group
Ltd.*
4 114
York Space Systems, Inc.*
5 111
Covenant Logistics Group,
Inc.
4 109
Orion Group Holdings, Inc.*
10 109
CryoPort, Inc.*
13 108
Manitowoc Company, Inc.*
9 105
Columbus McKinnon Corp.
7 102
Forward Air Corp.*
6 100
Hyster-Yale, Inc.
3 98
Himalaya Shipping Ltd.
7 93
Kopin Corp.*
40 90
Titan America S.A.
6 90
Greif, Inc. — Class B
1 88
Mesa Laboratories, Inc.
1 88
Aebi Schmidt Holding AG
9 87
Luxfer Holdings plc
7 85
L B Foster Co. — Class A*
3 84
Richtech Robotics,
Inc. — Class B*
40 84
Safe Bulkers, Inc.
13 82
Park-Ohio Holdings Corp.
3 72
M-Tron Industries, Inc.*
1 69
Standard BioTools, Inc.*
74 68
NVE Corp.
1 65
TSS, Inc.*
5 65
Latham Group, Inc.*
12 64
Radiant Logistics, Inc.*
9 63
Aspen Aerogels, Inc.*
18 62
Eve Holding, Inc.*
25 62
Mistras Group, Inc.*
4 59
Clearwater Paper Corp.*
4 58
Pangaea Logistics Solutions
Ltd.
8 57
AerSale Corp.*
9 56
Karat Packaging, Inc.
2 56
Tredegar Corp.*
7 56

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
| 73
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
INDUSTRIAL - 5.1% (continued)
Mayville Engineering
Company, Inc.*
3 $ 54
Lightbridge Corp.*
5 53
Perma-Fix Environmental
Services, Inc.*
5 53
Pure Cycle Corp.*
5 50
Pro-Dex, Inc.*
1 49
Byrna Technologies, Inc.*
5 46
Outdoor Holding Co.*
23 46
Ranpak Holdings Corp.*
13 46
Core Molding Technologies,
Inc.*
2 45
Gencor Industries, Inc.*
3 45
908 Devices, Inc.*
7 43
Concrete Pumping Holdings,
Inc.*
6 43
MicroVision, Inc.*
66 42
Universal Logistics Holdings,
Inc.
2 42
Proficient Auto Logistics, Inc.*
6 41
Sight Sciences, Inc.*
11 41
Turtle Beach Corp.*
4 41
Energy Services of America
Corp.
3 39
Palladyne AI Corp.*
6 36
Smith-Midland Corp.*
1 33
Costamare Bulkers Holdings
Ltd.*
2 31
Omega Flex, Inc.
1 31
JELD-WEN Holding, Inc.*
23 28
Ascent Industries Co.*
2 27
Arq, Inc.*
9 23
KULR Technology Group,
Inc.*
9 21
Eastern Co.
1 20
SKYX Platforms Corp.*
16 18
PAMT CORP*
2 17
AirJoule Technologies Corp.*
6 15
AIRO Group Holdings, Inc.*
2 15
Net Power, Inc.*
9 14
NL Industries, Inc.
2 12
Neonode, Inc.*
3 4
Southland Holdings, Inc.*
3 4
Total Industrial 140,824
CONSUMER, CYCLICAL - 2 .6%
FirstCash Holdings, Inc.
10 1,880
Installed Building Products,
Inc.
6 1,591
Brinker International, Inc.*
11 1,570
Taylor Morrison Home Corp.*
25 1,456
VSE Corp.
7 1,291
Boot Barn Holdings, Inc.*
8 1,171
Resideo Technologies, Inc.*
34 1,146
Champion Homes, Inc.*
15 1,116
Meritage Homes Corp.
18 1,113
Abercrombie & Fitch
Co. — Class A*
12 1,096
Life Time Group Holdings,
Inc.*
40 1,078
Urban Outfitters, Inc.*
17 1,077
Rush Enterprises,
Inc. — Class A
16 1,058
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
CONSUMER, CYCLICAL - 2.6% (continued)
PriceSmart, Inc.
7 $ 1,053
Tri Pointe Homes, Inc.*
22 1,028
UniFirst Corp.
4 1,006
Group 1 Automotive, Inc.
3 992
Kontoor Brands, Inc.
14 984
Asbury Automotive Group,
Inc.*
5 977
Dana, Inc.
29 976
Cavco Industries, Inc.*
2 969
Academy Sports & Outdoors,
Inc.
17 960
SkyWest, Inc.*
10 918
Patrick Industries, Inc.
8 889
Shake Shack, Inc. — Class A*
10 885
M/I Homes, Inc.*
7 857
Signet Jewelers Ltd.
10 846
Advance Auto Parts, Inc.
16 844
Garrett Motion, Inc.
46 836
Victoria's Secret & Co.*
18 834
KB Home
16 828
OPENLANE, Inc.*
28 816
Cinemark Holdings, Inc.
27 770
Polaris, Inc.
14 763
LCI Industries
6 738
Dorman Products, Inc.*
7 731
Red Rock Resorts,
Inc. — Class A
13 694
American Eagle Outfitters,
Inc.
41 685
Phinia, Inc.
10 684
Cheesecake Factory, Inc.
12 657
Acushnet Holdings Corp.
7 654
Steven Madden Ltd.
19 644
Visteon Corp.
7 638
Hilton Grand Vacations, Inc.*
16 626
HNI Corp.
18 601
Madison Square Garden
Entertainment Corp.*
10 589
OneSpaWorld Holdings Ltd.
25 574
Warby Parker, Inc. — Class
A*
26 548
Capri Holdings Ltd.*
31 546
National Vision Holdings, Inc.*
21 544
Rush Street Interactive,
Inc.*
24 522
Green Brick Partners, Inc.*
8 516
Atlanta Braves Holdings,
Inc. — Class C*
12 512
Lionsgate Studios Corp.*
52 499
Callaway Golf Co.*
35 486
Goodyear Tire & Rubber Co.*
70 464
Six Flags Entertainment
Corp.*
26 461
Marriott Vacations Worldwide
Corp.
7 456
Blue Bird Corp.*
8 454
Super Group SGHC Ltd.
42 454
Winmark Corp.
1 428
Peloton Interactive,
Inc. — Class A*
99 425
Central Garden & Pet
Co. — Class A*
13 421
IMAX Corp.*
11 418

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
74 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
CONSUMER, CYCLICAL - 2.6% (continued)
Sonos, Inc.*
31 $ 415
Adient plc*
20 404
Buckle, Inc.
8 403
Century Communities, Inc.
7 402
Interface, Inc.
15 374
Sally Beauty Holdings, Inc.*
27 374
Kohl's Corp.
28 361
Brightstar Lottery plc
28 357
Dauch Corp.*
60 356
La-Z-Boy, Inc.
11 354
JetBlue Airways Corp.*
78 345
Wolverine World Wide, Inc.
21 343
Leggett & Platt, Inc.
34 336
Allegiant Travel Co.*
4 324
Carter's, Inc.
9 322
Papa John's International, Inc.
9 292
Monarch Casino & Resort,
Inc.
3 287
G-III Apparel Group Ltd.
10 277
Sonic Automotive,
Inc. — Class A
4 274
XPEL, Inc.*
6 266
MillerKnoll, Inc.
18 260
Douglas Dynamics, Inc.
6 253
United Parks & Resorts, Inc.*
7 229
Alliance Laundry Holdings,
Inc.*
11 228
Gentherm, Inc.*
8 222
Pursuit Attractions and
Hospitality, Inc.*
6 220
ScanSource, Inc.*
6 218
Winnebago Industries, Inc.
7 217
Sun Country Airlines
Holdings, Inc.*
13 215
Standard Motor Products, Inc.
6 208
Gold.com, Inc.
5 200
LGI Homes, Inc.*
5 198
Daktronics, Inc.*
10 195
Global Business Travel Group
I*
34 190
Fox Factory Holding Corp.*
11 181
BJ's Restaurants, Inc.*
5 175
PC Connection, Inc.
3 175
Lindblad Expeditions
Holdings, Inc.*
10 173
Cracker Barrel Old Country
Store, Inc.
a
6 169
Ermenegildo Zegna N.V.
16 167
indie Semiconductor,
Inc. — Class A*
52 167
Beazer Homes USA, Inc.*
8 154
Oxford Industries, Inc.
4 154
First Watch Restaurant
Group, Inc.*
14 147
Sweetgreen, Inc. — Class A*
28 145
Accel Entertainment, Inc.*
13 142
Kura Sushi USA, Inc. — Class
A*
2 140
Sabre Corp.*
96 139
Miller Industries, Inc.
3 137
MarineMax, Inc.*
5 135
Ethan Allen Interiors, Inc.
6 134
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
CONSUMER, CYCLICAL - 2.6% (continued)
Golden Entertainment, Inc.
5 $ 133
Malibu Boats, Inc. — Class A*
5 130
Rush Enterprises,
Inc. — Class B
2 129
Global Industrial Co.
4 126
Bloomin' Brands, Inc.
23 124
Forestar Group, Inc.*
5 122
Solid Power, Inc.*
39 117
AMC Entertainment Holdings,
Inc. — Class A*
117 115
Build-A-Bear Workshop, Inc.
3 112
Clean Energy Fuels Corp.*
45 112
Cooper-Standard Holdings,
Inc.*
4 111
Dream Finders Homes,
Inc. — Class A*
8 111
Hovnanian Enterprises,
Inc. — Class A*
1 111
Camping World Holdings,
Inc. — Class A
16 109
BlueLinx Holdings, Inc.*
2 108
Aeva Technologies, Inc.*
8 105
Dine Brands Global, Inc.
4 105
Marcus Corp.
6 103
Arko Corp.
18 100
Titan Machinery, Inc.*
6 100
Movado Group, Inc.
4 98
El Pollo Loco Holdings, Inc.*
7 97
Arhaus, Inc.
14 95
Caleres, Inc.
9 95
Nu Skin Enterprises,
Inc. — Class A
13 95
Wabash National Corp.
11 95
Atlanta Braves Holdings,
Inc. — Class A*
2 94
Titan International, Inc.*
13 90
Genesco, Inc.*
3 87
Haverty Furniture Companies,
Inc.
4 85
MasterCraft Boat Holdings,
Inc.*
4 82
Portillo's, Inc. — Class A*
15 79
ThredUp, Inc. — Class A*
24 79
Shoe Carnival, Inc.
5 78
Strattec Security Corp.*
1 78
Microvast Holdings, Inc.*
51 77
Rocky Brands, Inc.
2 77
Dave & Buster's
Entertainment, Inc.*
7 76
Central Garden & Pet Co.*
2 74
Savers Value Village, Inc.*
10 74
Krispy Kreme, Inc.
21 71
Xperi, Inc.*
12 67
Zumiez, Inc.*
3 66
Weyco Group, Inc.
2 64
Hudson Technologies, Inc.*
10 59
Lovesac Co.*
4 59
EVgo, Inc.*
34 58
Hyliion Holdings Corp.*
33 58
Petco Health & Wellness
Company, Inc.*
21 58

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
| 75
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
CONSUMER, CYCLICAL - 2.6% (continued)
Falcon's Beyond Global,
Inc. — Class A*
4 $ 56
Frontier Group Holdings, Inc.*
15 53
Black Rock Coffee Bar,
Inc. — Class A*
4 52
Escalade, Inc.
3 52
Designer Brands,
Inc. — Class A
9 51
Inspired Entertainment, Inc.*
7 50
Methode Electronics, Inc.
9 50
Holley, Inc.*
16 49
Reservoir Media, Inc.*
5 49
Jack in the Box, Inc.
5 48
Johnson Outdoors,
Inc. — Class A
1 47
RCI Hospitality Holdings, Inc.
2 46
Webtoon Entertainment, Inc.*
5 46
Flexsteel Industries, Inc.
1 45
Citi Trends, Inc.*
1 43
Xponential Fitness,
Inc. — Class A*
7 42
JAKKS Pacific, Inc.
2 40
Hamilton Beach Brands
Holding Co. — Class A
2 38
Barnes & Noble Education,
Inc.*
4 35
Starz Entertainment Corp.*
3 34
Envela Corp.*
2 33
Motorcar Parts of America,
Inc.*
3 33
Superior Group of
Companies, Inc.
3 30
American Outdoor Brands,
Inc.*
3 28
Bassett Furniture Industries,
Inc.
2 28
Funko, Inc. — Class A*
9 28
OneWater Marine,
Inc. — Class A*
3 28
America's Car-Mart, Inc.*
2 25
J Jill, Inc.
2 23
Clarus Corp.
8 22
EVI Industries, Inc.
1 21
Bally's Corp.*
2 19
Virco Mfg. Corp.
3 18
Lakeland Industries, Inc.
2 16
Marine Products Corp.
2 15
OPAL Fuels, Inc. — Class A*
5 13
Sleep Number Corp.*
6 11
Torrid Holdings, Inc.*
6 11
Faraday Future Intelligent
Electric, Inc.*
24 7
Livewire Group, Inc.*
3 5
Total Consumer, Cyclical 70,784
TECHNOLOGY - 2 .2%
IonQ, Inc.*
89 2,566
Rambus, Inc.*
28 2,409
SiTime Corp.*
6 2,072
Planet Labs PBC*
70 1,957
FormFactor, Inc.*
20 1,940
Semtech Corp.*
24 1,845
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
TECHNOLOGY - 2.2% (continued)
Clearwater Analytics
Holdings, Inc. — Class A*
73 $ 1,726
DigitalOcean Holdings, Inc.*
20 1,716
Silicon Laboratories, Inc.*
8 1,665
D-Wave Quantum, Inc.*
95 1,371
Rigetti Computing, Inc.*
84 1,179
Clear Secure, Inc. — Class A
23 1,113
ACI Worldwide, Inc.*
27 1,107
Fastly, Inc. — Class A*
37 1,075
Commvault Systems, Inc.*
12 935
Maximus, Inc.
14 897
Box, Inc. — Class A*
37 875
Zeta Global Holdings
Corp. — Class A*
54 860
Kulicke & Soffa Industries,
Inc.
13 854
NCR Atleos Corp.*
19 828
Diodes, Inc.*
12 819
Qualys, Inc.*
9 791
Workiva, Inc.*
13 775
Power Integrations, Inc.
15 768
Ultra Clean Holdings, Inc.*
12 746
Axcelis Technologies, Inc.*
8 745
Impinj, Inc.*
7 719
Synaptics, Inc.*
,a
10 700
Waystar Holding Corp.*
29 699
Adeia, Inc.
29 697
SoundHound AI, Inc. — Class
A*
99 680
Varonis Systems, Inc.*
30 644
Photronics, Inc.*
15 606
NetScout Systems, Inc.*
19 604
Ambarella, Inc.*
11 566
CSG Systems International,
Inc.
7 560
SPS Commerce, Inc.*
10 557
Tenable Holdings, Inc.*
32 541
Insight Enterprises, Inc.*
8 536
Braze, Inc. — Class A*
22 519
BlackLine, Inc.*
14 518
ACM Research, Inc. — Class
A*
13 512
Veeco Instruments, Inc.*
15 508
Agilysys, Inc.*
7 498
Digi International, Inc.*
10 482
V2X, Inc.*
7 479
Navitas Semiconductor Corp.*
53 465
Pitney Bowes, Inc.
42 464
Diebold Nixdorf, Inc.*
6 453
LiveRamp Holdings, Inc.*
17 451
Freshworks, Inc. — Class A*
54 434
ASGN, Inc.*
11 426
BigBear.ai Holdings, Inc.*
112 394
Blackbaud, Inc.*
10 386
Intapp, Inc.*
15 385
MaxLinear, Inc.*
22 383
AvePoint, Inc.*
39 371
NextNav, Inc.*
23 368
Cohu, Inc.*
12 367
Quantum Computing, Inc.*
53 363

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
76 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
TECHNOLOGY - 2.2% (continued)
Donnelley Financial Solutions,
Inc.*
7 $ 330
Innodata, Inc.*
8 309
Five9, Inc.*
20 303
Aehr Test Systems*
8 297
PDF Solutions, Inc.*
9 294
Alkami Technology, Inc.*
18 282
Progress Software Corp.*
11 282
C3.ai, Inc. — Class A*
33 278
GigaCloud Technology,
Inc. — Class A*
6 272
Genius Sports Ltd.*
58 257
Ouster, Inc.*
14 257
SkyWater Technology, Inc.*
9 247
Appian Corp. — Class A*
10 241
NCR Voyix Corp.*
37 234
Penguin Solutions, Inc.*
13 229
Life360, Inc.*
5 204
Vertex, Inc. — Class A*
17 202
ACV Auctions, Inc. — Class
A*
43 182
Talkspace, Inc.*
33 171
Schrodinger Incorporated/
United States*
15 170
Mitek Systems, Inc.*
12 162
Amplitude, Inc. — Class A*
23 157
Alpha & Omega
Semiconductor Ltd.*
7 155
Cantaloupe, Inc.*
14 151
Porch Group, Inc.*
21 151
Asana, Inc. — Class A*
23 147
PagerDuty, Inc.*
23 143
SEMrush Holdings,
Inc. — Class A*
12 143
Pagaya Technologies
Ltd. — Class A*
12 140
I3 Verticals, Inc. — Class A*
6 134
PAR Technology Corp.*
10 133
Arteris, Inc.*
8 132
Navan, Inc. — Class A*
10 132
Vishay Precision Group, Inc.*
3 130
Ambiq Micro, Inc.*
5 127
Phreesia, Inc.*
15 126
Bandwidth, Inc. — Class A*
7 125
HeartFlow, Inc.*
5 122
Ibotta, Inc. — Class A*
4 120
Consensus Cloud Solutions,
Inc.*
5 119
Omada Health, Inc.*
9 113
CEVA, Inc.*
6 112
OneSpan, Inc.
10 105
Red Violet, Inc.*
3 104
Yext, Inc.*
27 104
Grid Dynamics Holdings, Inc.*
18 103
Rezolve AI plc*
39 100
Nutex Health, Inc.*
1 95
Rapid7, Inc.*
17 94
PubMatic, Inc. — Class A*
11 90
N-able, Inc.*
19 89
Blend Labs, Inc. — Class A*
51 87
McGraw Hill, Inc.*
6 82
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
TECHNOLOGY - 2.2% (continued)
ON24, Inc.*
10 $ 81
IBEX Holdings Ltd.*
3 80
Sprout Social, Inc. — Class A*
14 80
Climb Global Solutions, Inc.
4 79
Digital Turbine, Inc.*
27 78
Weave Communications, Inc.*
16 74
Cerence, Inc.*
11 69
Corsair Gaming, Inc.*
12 67
3D Systems Corp.*
35 66
Evolent Health, Inc. — Class
A*
29 66
Asure Software, Inc.*
7 60
Telos Corp.*
14 59
8x8, Inc.*
35 58
VTEX — Class A*
14 56
Commerce.com, Inc.*
18 48
Simulations Plus, Inc.*
4 47
Conduent, Inc.*
36 46
EverCommerce, Inc.*
4 46
Cricut, Inc. — Class A
12 45
Via Transportation,
Inc. — Class A*
3 45
Viant Technology,
Inc. — Class A*
4 45
Immersion Corp.
8 44
TruBridge, Inc.*
3 44
Rimini Street, Inc.*
13 43
Playtika Holding Corp.
15 42
Aeluma, Inc.*
3 39
eGain Corp.*
5 39
Vuzix Corp.*
17 39
Xerox Holdings Corp.
30 39
Unisys Corp.*
18 37
Blaize Holdings, Inc.*
20 36
Whitefiber, Inc.*
3 36
Claritev Corp.*
2 33
Richardson Electronics Ltd.
3 33
Atomera, Inc.*
8 30
Domo, Inc. — Class B*
9 28
Kaltura, Inc.*
20 24
CS Disco, Inc.*
6 23
Health Catalyst, Inc.*
18 23
ReposiTrak, Inc.
3 23
Rackspace Technology, Inc.*
22 22
Digimarc Corp.*
4 20
CSP, Inc.
2 17
WM Technology, Inc.*
23 15
Expensify, Inc. — Class A*
16 14
Silvaco Group, Inc.*
2 14
TTEC Holdings, Inc.*
5 13
Airship AI Holdings, Inc.*
5 11
Definitive Healthcare Corp.*
9 11
Playstudios, Inc.*
23 11
Teads Holding Co.*
9 6
Skillsoft Corp.*
1 4
Zspace, Inc.*
1 —
Total Technology 62,145
ENERGY - 1 .9%
Nextpower, Inc. — Class A*
38 4,581

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
| 77
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
ENERGY - 1.9% (continued)
SM Energy Co.
64 $ 1,996
Noble Corporation plc
33 1,619
Transocean Ltd.*
240 1,591
Valaris Ltd.*
16 1,569
Archrock, Inc.
44 1,531
Murphy Oil Corp.
36 1,485
Magnolia Oil & Gas
Corp. — Class A
47 1,484
Golar LNG Ltd.
26 1,407
CNX Resources Corp.*
36 1,388
Core Natural Resources, Inc.
13 1,361
California Resources Corp.
19 1,315
Warrior Met Coal, Inc.
14 1,304
Kodiak Gas Services, Inc.
22 1,283
Liberty Energy, Inc. — Class A
42 1,210
Tidewater, Inc.*
13 1,086
Peabody Energy Corp.
32 1,054
PBF Energy, Inc. — Class A
22 1,048
Patterson-UTI Energy, Inc.
90 975
Helmerich & Payne, Inc.
26 937
Oceaneering International,
Inc.*
25 887
Crescent Energy Co. — Class
A
63 850
Gulfport Energy Corp.*
4 846
Par Pacific Holdings, Inc.*
13 814
Sunrun, Inc.*
59 800
Plug Power, Inc.*
343 775
Seadrill Ltd.*
17 773
Northern Oil & Gas, Inc.
25 731
Delek US Holdings, Inc.
16 721
Solaris Energy Infrastructure,
Inc. — Class A
12 678
Alpha Metallurgical
Resources, Inc.*
3 616
Kinetik Holdings, Inc. — Class
A
12 581
DNOW, Inc.*
48 572
Sable Offshore Corp.*
32 529
Talos Energy, Inc.*
32 504
Comstock Resources, Inc.*
20 422
Eos Energy Enterprises, Inc.*
81 402
Select Water Solutions,
Inc. — Class A
25 382
Expro Group Holdings N.V.*
21 366
REX American Resources
Corp.*
8 365
Helix Energy Solutions Group,
Inc.*
36 356
NextDecade Corp.*
45 345
Nabors Industries Ltd.*
4 344
National Energy Services
Reunited Corp.*
16 343
Kosmos Energy Ltd.*
123 342
Bristow Group, Inc.
7 328
ProPetro Holding Corp.*
22 317
Shoals Technologies Group,
Inc. — Class A*
43 283
Array Technologies, Inc.*
39 282
TETRA Technologies, Inc.*
33 281
Green Plains, Inc.*
17 280
CVR Energy, Inc.*
8 269
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
ENERGY - 1.9% (continued)
Atlas Energy Solutions, Inc.
20 $ 262
Diversified Energy Co.
15 262
Innovex International, Inc.*
10 244
Fluence Energy, Inc.*
17 234
T1 Energy, Inc.*
53 233
Core Laboratories, Inc.
13 218
Excelerate Energy,
Inc. — Class A
6 201
Oil States International, Inc.*
16 186
VAALCO Energy, Inc.
28 177
Forum Energy Technologies,
Inc.*
3 176
BKV Corp.*
6 171
Ramaco Resources,
Inc. — Class A*
11 170
RPC, Inc.
24 170
Gevo, Inc.*
62 169
SunCoke Energy, Inc.
23 150
Riley Exploration Permian,
Inc.
4 146
Vitesse Energy, Inc.
8 145
Hallador Energy Co.*
8 130
SandRidge Energy, Inc.
8 130
Natural Gas Services Group,
Inc.
3 113
Flowco Holdings,
Inc. — Class A
5 103
Summit Midstream Corp.*
3 91
W&T Offshore, Inc.
26 89
ASP Isotopes, Inc.*
20 88
Granite Ridge Resources, Inc.
15 88
Ranger Energy Services,
Inc. — Class A
5 86
Matrix Service Co.*
7 80
Infinity Natural Resources,
Inc. — Class A*
4 70
Flotek Industries, Inc.*
4 68
NACCO Industries,
Inc. — Class A
1 52
Kolibri Global Energy, Inc.*
9 49
SEACOR Marine Holdings,
Inc.*
6 43
Evolution Petroleum Corp.
8 37
HighPeak Energy, Inc.
a
5 34
Epsilon Energy Ltd.
5 31
FutureFuel Corp.
7 27
New Fortress Energy, Inc.*
45 27
DMC Global, Inc.*
5 26
Montauk Renewables, Inc.*
18 21
SunPower, Inc.*
16 20
ProFrac Holding
Corp. — Class A*
3 19
Mammoth Energy Services,
Inc.*
6 15
Empire Petroleum Corp.*
4 12
Prairie Operating Co.*
6 12
NextNRG, Inc.*
5 2
Verde Clean Fuels, Inc.*
1 2
Total Energy 51,487
COMMUNICATIONS - 1 .3%
EchoStar Corp. — Class A*
35 4,097

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
78 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
COMMUNICATIONS - 1.3% (continued)
Credo Technology Group
Holding Ltd.*
42 $ 3,943
InterDigital, Inc.
7 2,114
Viavi Solutions, Inc.*
59 1,963
Lumen Technologies, Inc.*
247 1,717
Viasat, Inc.*
32 1,466
Applied Digital Corp.*
61 1,448
Hims & Hers Health, Inc.*
54 1,121
Telephone and Data Systems,
Inc.
26 1,095
Vistance Networks, Inc.*
56 1,019
Globalstar, Inc.*
13 863
Sphere Entertainment Co.*
7 822
Calix, Inc.*
16 784
Q2 Holdings, Inc.*
16 757
Cargurus, Inc.*
20 681
Extreme Networks, Inc.*
35 528
ePlus, Inc.
7 527
Ziff Davis, Inc.*
,a
11 462
Magnite, Inc.*
37 440
A10 Networks, Inc.
19 439
Uniti Group, Inc.*
44 413
Yelp, Inc.*
16 396
Figs, Inc. — Class A*
24 354
Upwork, Inc.*
32 351
TripAdvisor, Inc.*
30 320
Liberty Latin America
Ltd. — Class C*
34 300
Preformed Line Products Co.
1 271
Harmonic, Inc.*
30 269
USA TODAY Company, Inc.*
36 254
Revolve Group, Inc.*
11 249
ADTRAN Holdings, Inc.*
19 239
RealReal, Inc.*
25 227
Cogent Communications
Holdings, Inc.
12 226
Shenandoah
Telecommunications Co.
14 216
BlackSky Technology, Inc.*
8 201
IDT Corp. — Class B
4 196
Scholastic Corp.
5 195
Liquidity Services, Inc.*
6 183
Sprinklr, Inc. — Class A*
30 180
Stagwell, Inc.*
28 176
QuinStreet, Inc.*
14 168
NETGEAR, Inc.*
7 153
HealthStream, Inc.
7 145
Rumble, Inc.*
28 143
Serve Robotics, Inc.*
16 135
Sinclair, Inc.
10 129
Cars.com, Inc.*
15 122
Anterix, Inc.*
3 115
Grindr, Inc.*
9 109
EverQuote, Inc. — Class A*
7 108
Gray Media, Inc.
24 104
Ooma, Inc.*
7 102
Powerfleet Incorporated NJ*
33 102
Shutterstock, Inc.
6 100
Satellogic, Inc. — Class A*
18 98
Stitch Fix, Inc. — Class A*
29 96
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
COMMUNICATIONS - 1.3% (continued)
iHeartMedia, Inc. — Class A*
32 $ 93
Cable One, Inc.*
1 91
Frequency Electronics, Inc.*
2 89
Optimum Communications,
Inc. — Class A*
68 88
MediaAlpha, Inc. — Class A*
9 84
Groupon, Inc.*
7 83
ATN International, Inc.
3 82
Clearfield, Inc.*
3 79
Nextdoor Holdings, Inc.*
56 78
BK Technologies Corp.*
1 75
Gogo, Inc.*
18 72
Bed Bath & Beyond, Inc.*
15 70
Boston Omaha Corp. — Class
A*
6 70
Liberty Latin America
Ltd. — Class A*
8 69
Aviat Networks, Inc.*
3 68
fuboTV, Inc. — Class A*
7 66
EW Scripps Co. — Class A*
17 63
Newsmax, Inc.*
12 63
Angi, Inc.*
9 62
Bumble, Inc. — Class A*
19 62
AMC Networks, Inc. — Class
A*
9 61
Spok Holdings, Inc.
5 54
Ribbon Communications, Inc.*
25 53
National CineMedia, Inc.
17 52
Nexxen International Ltd.*
8 52
Entravision Communications
Corp. — Class A
17 50
Backblaze, Inc. — Class A*
14 48
LifeMD, Inc.*
10 36
Lands' End, Inc.*
3 34
Tucows, Inc. — Class A*
2 34
Inseego Corp.*
3 33
ZipRecruiter, Inc. — Class A*
18 33
Open Lending Corp.*
26 32
Phoenix Education Partners,
Inc.
1 31
CuriosityStream, Inc.
9 27
TechTarget, Inc.*
7 27
Crexendo, Inc.*
4 25
OptimizeRx Corp.*
4 25
Thryv Holdings, Inc.*
8 22
Advantage Solutions, Inc.*
1 21
1-800-Flowers.com,
Inc. — Class A*
6 18
Getty Images Holdings, Inc.*
21 17
Gambling.com Group Ltd.*
4 16
Gaia, Inc.*
5 14
AudioEye, Inc.*
2 13
BARK, Inc.*
25 13
Nerdy, Inc.*
16 13
Travelzoo*
2 12
Arena Group Holdings, Inc.*
3 6
Total Communications 35,810
BASIC MATERIALS - 1 .2%
Coeur Mining, Inc.*
264 4,955
Hecla Mining Co.
164 3,055

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
| 79
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
BASIC MATERIALS - 1.2% (continued)
Commercial Metals Co.
29 $ 1,781
Uranium Energy Corp.*
123 1,661
SSR Mining, Inc.*
54 1,588
Balchem Corp.
8 1,356
Energy Fuels, Inc.*
60 1,095
Cabot Corp.
14 1,054
Sensient Technologies Corp.
11 951
Perimeter Solutions, Inc.*
37 904
Constellium SE*
36 885
Chemours Co.
40 881
HB Fuller Co.
14 864
Century Aluminum Co.*
14 822
Hawkins, Inc.
5 768
USA Rare Earth, Inc.*
48 727
Ingevity Corp.*
10 712
Centrus Energy
Corp. — Class A*
4 694
Novagold Resources, Inc.*
73 656
Calumet, Inc.*
18 646
Perpetua Resources Corp.*
22 619
Minerals Technologies, Inc.
8 567
Rogers Corp.*
5 537
Innospec, Inc.
7 511
Quaker Chemical Corp.
4 497
Kaiser Aluminum Corp.
4 482
United States Lime &
Minerals, Inc.
3 392
Sylvamo Corp.
9 380
Ecovyst, Inc.*
29 373
Ivanhoe Electric Incorporated
/ US*
28 331
Tronox Holdings plc
32 313
Stepan Co.
6 300
US Antimony Corp.*
25 218
Compass Minerals
International, Inc.*
9 210
Oil-Dri Corporation of America
3 195
Koppers Holdings, Inc.
5 193
Rayonier Advanced Materials,
Inc.*
17 188
AdvanSix, Inc.
7 171
Ferroglobe plc
32 132
Intrepid Potash, Inc.*
3 128
NioCorp Developments Ltd.*
28 125
Mativ Holdings, Inc.
14 122
Dakota Gold Corp.*
23 116
Orion S.A.
15 98
Idaho Strategic Resources,
Inc.*
3 96
Contango Silver & Gold Inc*
5 94
Caledonia Mining Corporation
plc
4 90
Encore Energy Corp.*
48 86
Magnera Corp.*
9 86
Critical Metals Corp.*
9 71
American Battery Technology
Co.*
22 61
Vox Royalty Corp.
11 58
US Gold Corp.*
3 46
Kronos Worldwide, Inc.
6 39
Codexis, Inc.*
22 36
A
A
A SHARES VALUE
COMMON STOCKS - 27.5% (continued)
BASIC MATERIALS - 1.2% (continued)
Friedman Industries, Inc.
2 $ 35
Lifezone Metals Ltd.*
7 24
American Vanguard Corp.*
7 17
Valhi, Inc.
1 14
Trinseo plc
9 1
Total Basic Materials 34,107
UTILITIES - 0 .8%
Ormat Technologies, Inc.
16 1,791
Oklo, Inc.*
32 1,587
Portland General Electric Co.
30 1,583
Southwest Gas Holdings, Inc.
18 1,564
TXNM Energy, Inc.
26 1,520
New Jersey Resources Corp.
27 1,483
ONE Gas, Inc.
16 1,378
Spire, Inc.
15 1,358
Black Hills Corp.
19 1,319
Brookfield Infrastructure
Corp. — Class A
32 1,265
Northwestern Energy Group,
Inc.
16 1,055
Otter Tail Corp.
10 878
Avista Corp.
21 843
MGE Energy, Inc.
10 773
Chesapeake Utilities Corp.
6 758
American States Water Co.
10 756
California Water Service
Group
16 725
Hawaiian Electric Industries,
Inc.*
42 623
Northwest Natural Holding
Co.
11 585
H2O America
9 528
Middlesex Water Co.
5 260
Ameresco, Inc. — Class A*
9 230
Unitil Corp.
4 209
Consolidated Water Company
Ltd.
4 132
York Water Co.
4 122
Genie Energy Ltd. — Class B
6 85
RGC Resources, Inc.
2 44
Global Water Resources, Inc.
3 23
Total Utilities 23,477
OIL & GAS - 0 .0%
Borr Drilling Ltd.
70 404
GOVERNMENT - 0 .0%
Banco Latinoamericano
de Comercio Exterior
S.A. — Class E
7 357
Total Common Stocks
(Cost $616,583) 760,633
RIGHTS - 0 .0%
CONSUMER, NON-CYCLICAL - 0 .0%
Akero Therapeutics, Inc.
b
19 —
Assertio Holdings, Inc.*
,b
35 —
Cartesian Therapeutics, Inc.
b
69 —
Sanofi S.A.
b
15 —
Tobira Therapeutics, Inc.
b
8 —
Total Consumer, Non-cyclical —

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
80 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
RIGHTS - 0.0% (continued)
INDUSTRIAL - 0 .0%
M-Tron Industries, Inc.* 1 $ —
Total Rights
(Cost $14) —
EXCHANGE-TRADED FUNDS
c
- 33 .9%
Vanguard Russell 2000 ETF
4,679 468,696
iShares Russell 2000 Index
ETF
1,889 468,472
Total Exchange-Traded Funds
(Cost $827,474) 937,168
MUTUAL FUNDS - 12 .5%
Guggenheim Strategy Fund II
d
7,026 173,812
Guggenheim Ultra Short
Duration Fund —
Institutional Class
d
17,110 171,956
Total Mutual Funds
(Cost $341,275) 345,768
A
A
A SHARES VALUE
MONEY MARKET FUNDS
c
- 1 .1%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
e,f
29,386 $ 29,386
Total Money Market Funds
(Cost $29,386) 29,386
FACE
AMOUNT
REPURCHASE AGREEMENTS
g
- 11 .3%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 163,700 163,700
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 148,767 148,767
Total Repurchase Agreements
(Cost $312,467) 312,467
Total Investments - 86.3%
(Cost $2,127,199) $ 2,385,422
Other Assets & Liabilities, net - 13.7% 378,511
Total Net Assets - 100.0% $ 2,763,933
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 5 .
b
Value determined based on Level 3 inputs — See Note 3 .
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Affiliated issuer.
e
Rate indicated is the 7-day yield as of March 31, 2026.
f
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
g
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
Russell 2000 Index Mini Futures Contracts 10 Jun 2026 $ 1,255,850 $ (4,592)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements
Barclays Bank
plc
Russell 2000
Index Pay
4.43% (SOFR +
0.75%) At Maturity 06/16/26 181 $ 451,838 $ (7,577)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
| 81
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
BNP Paribas
Russell 2000
Index Pay
4.19% (Federal
Funds Rate +
0.55%) At Maturity 06/10/26 225 $ 561,755 $ (9,400)
Goldman Sachs
International
Russell 2000
Index Pay
4.34% (Federal
Funds Rate +
0.70%) At Maturity 06/15/26 64 159,609 (14,501)
$ 1,173,202 $ (31,478)
a
Includes cumulative appreciation (depreciation).
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 760,633 $ — $ —
a
$ 760,633
Rights —
a
— —
a
—
Exchange-Traded Funds 937,168 — — 937,168
Mutual Funds 345,768 — — 345,768
Money Market Funds 29,386 — — 29,386
Repurchase Agreements — 312,467 — 312,467
Total Assets $ 2,072,955 $ 312,467 $ — $ 2,385,422
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
b
$ 4,592 $ — $ — $ 4,592
Equity Index Swap Agreements
b
— 31,478 — 31,478
Total Liabilities $ 4,592 $ 31,478 $ — $ 36,070
a
Securities with a market value of $0.
b
Reported as unrealized appreciation/depreciation at period end.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
1.5x STRATEGY FUND
March 31, 2026
82 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Strategy
Fund II $ 174,304 $ — $ — $ — $ (492) $ 173,812 7,026 $ 2,126
Guggenheim Ultra
Short Duration Fund —
Institutional Class 172,469 — — — (513) 171,956 17,110 3,145
$ 346,773 $ — $ — $ — $ (1,005) $ 345,768 $ 5,271

| 83
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
RIGHTS - 0 .0%
CONSUMER, NON-CYCLICAL - 0 .0%
Tobira Therapeutics, Inc.*
,a
7 $ —
Total Rights
(Cost $—) —
EXCHANGE-TRADED FUNDS
b
- 27 .1%
Vanguard Russell 2000 ETF
2,308 231,192
iShares Russell 2000 Index
ETF
932 231,136
Total Exchange-Traded Funds
(Cost $408,357) 462,328
MONEY MARKET FUNDS
b
- 2 .4%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
40,666 40,666
Total Money Market Funds
(Cost $40,666) 40,666
FACE
AMOUNT
FEDERAL AGENCY DISCOUNT NOTES - 29 .3%
Federal Agricultural Mortgage
Corp.
3.62% due 04/27/26
e
$ 300,000 299,220
A
A
A
FACE
AMOUNT VALUE
FEDERAL AGENCY DISCOUNT NOTES - 29.3% (continued)
Freddie Mac
3.64% due 04/23/26
e
$ 200,000 $ 199,556
Total Federal Agency Discount Notes
(Cost $498,776) 498,776
U.S. TREASURY BILLS - 11 .7%
U.S. Treasury Bills
3.60% due 04/07/26
e
200,000 199,880
Total U.S. Treasury Bills
(Cost $199,880) 199,880
REPURCHASE AGREEMENTS
f
- 9 .7%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 86,137 86,137
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 78,279 78,279
Total Repurchase Agreements
(Cost $164,416) 164,416
Total Investments - 80.2%
(Cost $1,312,095) $ 1,366,066
Other Assets & Liabilities, net - 19.8% 337,522
Total Net Assets - 100.0% $ 1,703,588
*
Non-income producing security.
a
Value determined based on Level 3 inputs — See Note 3 .
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
e
Rate indicated is the effective yield at the time of purchase.
f
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
Russell 2000 Index Mini Futures Contracts 7 Jun 2026 $ 879,095 $ (3,214)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements
Barclays Bank
plc
Russell 2000
Index Pay
4.43% (Federal
Funds Rate
- 0.79%) At Maturity 06/16/26 (479,830) $ 472,635 $ (7,663)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2x STRATEGY FUND
March 31, 2026
84 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
Goldman Sachs
International
Russell 2000
Index Pay
4.34% (Federal
Funds Rate
- 0.70%) At Maturity 06/15/26 (901,341) $ 891,447 $ (10,965)
BNP Paribas
Russell 2000
Index Pay
4.19% (Federal
Funds Rate
- 0.55%) At Maturity 06/10/26 (710,137) 699,488 (11,317)
$ 2,063,570 $ (29,945)
a
Includes cumulative appreciation (depreciation).
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Rights $ — $ — $ —
a
$ —
Exchange-Traded Funds 462,328 — — 462,328
Money Market Funds 40,666 — — 40,666
Federal Agency Discount Notes — 498,776 — 498,776
U.S. Treasury Bills — 199,880 — 199,880
Repurchase Agreements — 164,416 — 164,416
Total Assets $ 502,994 $ 863,072 $ — $ 1,366,066
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
b
$ 3,214 $ — $ — $ 3,214
Equity Index Swap Agreements
b
— 29,945 — 29,945
Total Liabilities $ 3,214 $ 29,945 $ — $ 33,159
a
Securities with a market value of $0.
b
Reported as unrealized appreciation/depreciation at period end.

| 85
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE RUSSELL 2000
®
STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 6 .6%
Guggenheim Strategy Fund II
a
1,970 $ 48,748
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
4,778 48,021
Total Mutual Funds
(Cost $94,369) 96,769
MONEY MARKET FUNDS
b
- 0 .7%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
9,865 9,865
Total Money Market Funds
(Cost $9,865) 9,865
FACE
AMOUNT
REPURCHASE AGREEMENTS
e
- 29 .6%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 225,723 225,723
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
e
- 29.6% (continued)
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 205,132 $ 205,132
Total Repurchase Agreements
(Cost $430,855) 430,855
U.S. TREASURY BILLS - 17 .1%
U.S. Treasury Bills
3.60% due 04/07/26
f
250,000 249,850
Total U.S. Treasury Bills
(Cost $249,850) 249,850
FEDERAL AGENCY DISCOUNT NOTES - 15 .4%
Federal Home Loan Bank
3.64% due 04/06/26
f
100,000 99,950
Federal Farm Credit Bank
3.64% due 04/09/26
f
100,000 99,910
Fannie Mae Discount Notes
3.65% due 04/22/26
f
25,000 24,947
Total Federal Agency Discount Notes
(Cost $224,816) 224,807
Total Investments - 69.4%
(Cost $1,009,755) $ 1,012,146
Other Assets & Liabilities, net - 30.6% 445,740
Total Net Assets - 100.0% $ 1,457,886
a
Affiliated issuer.
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
e
Repurchase Agreements — See Note 4 .
f
Rate indicated is the effective yield at the time of purchase.
LLC — Limited Liability Company
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
a
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements Sold Short
BNP Paribas
Russell 2000
Index Receive
3.79% (Federal
Funds Rate +
0.15%) At Maturity 06/10/26 51 $ 128,521 $ 2,038
Barclays Bank
plc
Russell 2000
Index Receive
4.03% (SOFR +
0.35%) At Maturity 06/16/26 36 92,247 1,466
Goldman Sachs
International
Russell 2000
Index Receive
4.09% (Federal
Funds Rate +
0.45%) At Maturity 06/15/26 498 1,202,545 (41,581)
$ 1,423,313 $ (38,077)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE RUSSELL 2000
®
STRATEGY FUND
March 31, 2026
86 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
.
.
a
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 96,769 $ — $ — $ 96,769
Money Market Funds 9,865 — — 9,865
Repurchase Agreements — 430,855 — 430,855
U.S. Treasury Bills — 249,850 — 249,850
Federal Agency Discount Notes — 224,807 — 224,807
Equity Index Swap Agreements
a
— 3,504 — 3,504
Total Assets $ 106,634 $ 909,016 $ — $ 1,015,650
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
a
$ — $ 41,581 $ — $ 41,581
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE RUSSELL 2000
®
STRATEGY FUND
March 31, 2026
| 87
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Strategy
Fund II $ 48,886 $ — $ — $ — $ (138) $ 48,748 1,970 $ 597
Guggenheim Ultra
Short Duration Fund —
Institutional Class 48,165 — — — (144) 48,021 4,778 525
$ 97,051 $ — $ — $ — $ (282) $ 96,769 $ 1,122

88 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
NOVA FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 63 .4%
TECHNOLOGY - 19 .6%
NVIDIA Corp.
8,808 $ 1,536,115
Apple, Inc.
5,321 1,350,417
Microsoft Corp.
2,692 996,498
Broadcom, Inc.
1,719 532,048
Micron Technology, Inc.
408 137,839
Palantir Technologies,
Inc. — Class A*
828 121,120
Advanced Micro Devices,
Inc.*
591 120,227
Applied Materials, Inc.
288 98,436
Lam Research Corp.
453 96,788
Oracle Corp.
615 90,473
International Business
Machines Corp.
339 82,170
Intel Corp.*
1,702 75,109
KLA Corp.
48 70,676
Texas Instruments, Inc.
329 63,872
Salesforce, Inc.
340 63,468
Analog Devices, Inc.
177 56,311
QUALCOMM, Inc.
387 49,838
Accenture plc — Class A
223 44,219
Intuit, Inc.
101 43,670
ServiceNow, Inc.*
379 39,624
Adobe, Inc.*
149 36,219
Crowdstrike Holdings,
Inc. — Class A*
91 35,527
Sandisk Corp.*
54 34,308
Western Digital Corp.
123 33,270
Seagate Technology Holdings
plc
79 30,949
Cadence Design Systems,
Inc.*
99 27,509
Synopsys, Inc.*
69 27,357
Monolithic Power Systems,
Inc.
18 19,680
Fortinet, Inc.*
229 18,714
Autodesk, Inc.*
77 18,434
Lumentum Holdings, Inc.*
26 18,272
NXP Semiconductors N.V.
91 17,914
Dell Technologies,
Inc. — Class C
108 17,726
Teradyne, Inc.
57 16,898
Electronic Arts, Inc.
82 16,717
MSCI, Inc. — Class A
27 14,553
Datadog, Inc. — Class A*
119 14,048
Roper Technologies, Inc.
39 13,801
Microchip Technology, Inc.
196 12,664
Take-Two Interactive
Software, Inc.*
63 12,442
Hewlett Packard Enterprise
Co.
482 11,476
Fiserv, Inc.*
195 10,881
Paychex, Inc.
117 10,778
Cognizant Technology
Solutions Corp. — Class A
173 10,614
Workday, Inc. — Class A*
77 10,004
Fair Isaac Corp.*
9 9,608
ON Semiconductor Corp.*
143 8,855
Fidelity National Information
Services, Inc.
188 8,819
NetApp, Inc.
72 7,372
Leidos Holdings, Inc.
46 7,154
A
A
A SHARES VALUE
COMMON STOCKS - 63.4% (continued)
TECHNOLOGY - 19.6% (continued)
Broadridge Financial
Solutions, Inc.
42 $ 6,824
HP, Inc.
333 6,397
PTC, Inc.*
43 6,127
Akamai Technologies, Inc.*
52 5,972
Tyler Technologies, Inc.*
16 5,478
Super Micro Computer, Inc.*
182 4,144
Gartner, Inc.*
26 4,117
Jack Henry & Associates, Inc.
26 4,109
Zebra Technologies
Corp. — Class A*
18 3,763
Skyworks Solutions, Inc.
55 2,945
EPAM Systems, Inc.*
20 2,708
Total Technology 6,254,065
COMMUNICATIONS - 10 .4%
Amazon.com, Inc.*
3,540 737,276
Alphabet, Inc. — Class A
2,110 606,752
Alphabet, Inc. — Class C
1,695 486,228
Meta Platforms,
Inc. — Class A
793 453,699
Netflix, Inc.*
1,531 147,206
Cisco Systems, Inc.
1,432 111,109
Verizon Communications, Inc.
1,529 76,756
AT&T, Inc.
2,538 73,577
Walt Disney Co.
642 61,876
Uber Technologies, Inc.*
746 53,660
Booking Holdings, Inc.
12 50,524
Palo Alto Networks, Inc.*
293 46,974
Arista Networks, Inc.*
374 45,920
AppLovin Corp. — Class A*
98 39,004
Corning, Inc.
283 38,479
Comcast Corp. — Class A
1,301 37,352
T-Mobile US, Inc.
172 36,125
Motorola Solutions, Inc.
60 26,038
Warner Bros Discovery, Inc.*
898 24,659
DoorDash, Inc. — Class A*
136 20,420
Robinhood Markets,
Inc. — Class A*
286 19,820
Ciena Corp.*
51 19,800
Airbnb, Inc. — Class A*
154 19,447
eBay, Inc.
164 14,927
Expedia Group, Inc.
42 9,697
Omnicom Group, Inc.
114 8,585
VeriSign, Inc.
30 7,451
Charter Communications,
Inc. — Class A*
,a
31 6,692
F5, Inc.*
20 5,787
EchoStar Corp. — Class A*
49 5,736
CDW Corp.
47 5,688
Fox Corp. — Class A
73 4,263
GoDaddy, Inc. — Class A*
49 4,051
Gen Digital, Inc.
200 3,766
Trade Desk, Inc. — Class A*
160 3,630
News Corp. — Class A
134 3,341
FactSet Research Systems,
Inc.
13 2,821
Fox Corp. — Class B
51 2,708
News Corp. — Class B
44 1,254

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOVA FUND
March 31, 2026
| 89
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 63.4% (continued)
COMMUNICATIONS - 10.4% (continued)
Paramount Skydance
Corp. — Class B
113 $ 1,019
Total Communications 3,324,117
CONSUMER, NON-CYCLICAL - 8 .9%
Eli Lilly & Co.
287 263,974
Johnson & Johnson
874 213,641
AbbVie, Inc.
641 139,411
Procter & Gamble Co.
842 121,618
Merck & Company, Inc.
900 108,261
Coca-Cola Co.
1,403 106,698
Philip Morris International, Inc.
564 93,252
UnitedHealth Group, Inc.
328 88,754
PepsiCo, Inc.
495 76,869
Amgen, Inc.
195 68,611
Thermo Fisher Scientific, Inc.
136 66,848
Abbott Laboratories
630 64,682
Gilead Sciences, Inc.
450 62,716
Intuitive Surgical, Inc.*
129 59,468
Pfizer, Inc.
2,061 57,873
S&P Global, Inc.
111 47,213
Bristol-Myers Squibb Co.
738 44,760
Danaher Corp.
228 43,229
Vertex Pharmaceuticals, Inc.*
92 41,082
Stryker Corp.
125 41,074
Medtronic plc
465 40,292
Altria Group, Inc.
609 40,188
McKesson Corp.
44 38,076
Boston Scientific Corp.*
538 33,760
CVS Health Corp.
461 33,109
Automatic Data Processing,
Inc.
146 29,664
Quanta Services, Inc.
54 29,647
Regeneron Pharmaceuticals,
Inc.
37 28,588
HCA Healthcare, Inc.
57 26,975
Mondelez International,
Inc. — Class A
465 26,803
Cigna Group
96 25,608
Colgate-Palmolive Co.
292 24,887
Moody's Corp.
56 24,430
Elevance Health, Inc.
80 23,420
Cencora, Inc.
71 22,304
Cintas Corp.
123 20,804
Corteva, Inc.
244 20,425
Monster Beverage Corp.*
259 18,767
Zoetis, Inc.
153 18,086
Cardinal Health, Inc.
85 17,961
Edwards Lifesciences Corp.*
210 16,817
United Rentals, Inc.
23 16,757
IDEXX Laboratories, Inc.*
29 16,295
Becton Dickinson & Co.
103 16,195
Kroger Co.
211 15,268
PayPal Holdings, Inc.
334 15,107
Keurig Dr Pepper, Inc.
492 12,954
Archer-Daniels-Midland Co.
174 12,648
Sysco Corp.
174 12,411
Kenvue, Inc.
695 11,982
Block, Inc.*
199 11,976
ResMed, Inc.
53 11,897
A
A
A SHARES VALUE
COMMON STOCKS - 63.4% (continued)
CONSUMER, NON-CYCLICAL - 8.9% (continued)
GE HealthCare Technologies,
Inc.
165 $ 11,745
Agilent Technologies, Inc.
103 11,740
Kimberly-Clark Corp.
120 11,576
Hershey Co.
54 11,226
Waters Corp.*
36 10,721
IQVIA Holdings, Inc.*
61 10,403
Biogen, Inc.*
53 9,716
Verisk Analytics, Inc. — Class
A
51 9,677
Dexcom, Inc.*
140 8,792
Church & Dwight Company,
Inc.
86 8,026
Labcorp Holdings, Inc.
30 8,004
STERIS plc
36 7,961
Equifax, Inc.
44 7,923
Quest Diagnostics, Inc.
40 7,839
Constellation Brands,
Inc. — Class A
51 7,650
Humana, Inc.
44 7,629
Corpay, Inc.*
25 7,275
General Mills, Inc.
193 7,183
Kraft Heinz Co.
309 6,949
Tyson Foods, Inc. — Class A
102 6,535
West Pharmaceutical
Services, Inc.
26 6,517
Zimmer Biomet Holdings, Inc.
72 6,510
Estee Lauder Companies,
Inc. — Class A
90 6,459
Moderna, Inc.*
126 6,401
Bunge Global S.A.
49 6,233
Hologic, Inc.*
81 6,123
Global Payments, Inc.
86 5,788
Incyte Corp.*
61 5,741
Rollins, Inc.
106 5,661
Viatris, Inc.
418 5,647
Centene Corp.*
169 5,533
Insulet Corp.*
26 5,456
Cooper Companies, Inc.*
71 5,076
Avery Dennison Corp.
28 4,835
McCormick & Company, Inc.
92 4,640
Clorox Co.
44 4,560
Align Technology, Inc.*
24 4,114
J M Smucker Co.
39 3,761
Revvity, Inc.
a
41 3,592
Universal Health Services,
Inc. — Class B
20 3,579
Solventum Corp.*
53 3,461
Baxter International, Inc.
186 3,125
Charles River Laboratories
International, Inc.*
18 3,105
Bio-Techne Corp.
57 2,979
Conagra Brands, Inc.
173 2,720
Henry Schein, Inc.*
36 2,653
Molson Coors Beverage
Co. — Class B
61 2,627
Hormel Foods Corp.
106 2,401
DaVita, Inc.*
12 1,844
Brown-Forman Corp. — Class
B
62 1,639

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOVA FUND
March 31, 2026
90 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 63.4% (continued)
CONSUMER, NON-CYCLICAL - 8.9% (continued)
The Campbell's Co.
71 $ 1,581
Total Consumer, Non-cyclical 2,837,066
FINANCIAL - 8 .7%
Berkshire Hathaway,
Inc. — Class B*
665 318,668
JPMorgan Chase & Co.
977 287,394
Visa, Inc. — Class A
609 184,064
Mastercard, Inc. — Class A
295 147,400
Bank of America Corp.
2,405 117,244
Goldman Sachs Group, Inc.
109 92,213
Wells Fargo & Co.
1,121 89,243
Citigroup, Inc.
633 71,788
Morgan Stanley
436 71,752
American Express Co.
194 58,681
Charles Schwab Corp.
605 56,858
Welltower, Inc. REIT
253 50,021
Blackrock, Inc.
52 50,009
Prologis, Inc. REIT
337 44,545
Chubb Ltd.
132 43,023
Progressive Corp.
212 42,027
Capital One Financial Corp.
227 41,412
CME Group, Inc.
131 38,691
Equinix, Inc. REIT
36 35,289
Intercontinental Exchange,
Inc.
206 32,400
Blackstone, Inc.
271 31,162
PNC Financial Services
Group, Inc.
146 30,381
Marsh & McLennan
Companies, Inc.
175 30,354
Bank of New York Mellon
Corp.
249 29,539
American Tower Corp. REIT
170 29,339
U.S. Bancorp
563 29,282
Aon plc — Class A
78 25,177
KKR & Company, Inc.
249 23,032
Travelers Companies, Inc.
78 22,751
Simon Property Group, Inc.
REIT
118 22,010
Digital Realty Trust, Inc. REIT
117 21,085
Truist Financial Corp.
458 21,054
Realty Income Corp. REIT
333 20,373
Arthur J Gallagher & Co.
93 20,142
Allstate Corp.
94 19,490
Apollo Global Management,
Inc.
168 18,718
Aflac, Inc.
169 18,541
Public Storage REIT
57 15,440
Fifth Third Bancorp
326 15,146
American International Group,
Inc.
195 14,674
Ameriprise Financial, Inc.
33 14,665
CBRE Group, Inc. — Class A*
105 14,223
MetLife, Inc.
200 14,144
Coinbase Global,
Inc. — Class A*
81 14,143
Ventas, Inc. REIT
172 14,066
Nasdaq, Inc.
163 13,837
Hartford Insurance Group,
Inc.
101 13,658
Crown Castle, Inc. REIT
158 12,847
A
A
A SHARES VALUE
COMMON STOCKS - 63.4% (continued)
FINANCIAL - 8.7% (continued)
State Street Corp.
101 $ 12,783
Arch Capital Group Ltd.*
130 12,479
Prudential Financial, Inc.
126 12,309
Huntington Bancshares, Inc.
736 11,518
M&T Bank Corp.
55 11,370
Iron Mountain, Inc. REIT
107 10,929
Interactive Brokers Group,
Inc. — Class A
161 10,798
Cboe Global Markets, Inc.
38 10,681
VICI Properties, Inc. REIT
387 10,573
Extra Space Storage, Inc.
REIT
77 10,097
Willis Towers Watson plc
34 9,884
Northern Trust Corp.
68 9,491
Raymond James Financial,
Inc.
64 9,266
Citizens Financial Group, Inc.
154 9,235
Cincinnati Financial Corp.
57 8,969
Synchrony Financial
126 8,570
AvalonBay Communities, Inc.
REIT
51 8,331
Regions Financial Corp.
315 8,228
Ares Management
Corp. — Class A
75 8,182
Equity Residential REIT
125 7,394
W R Berkley Corp.
108 7,158
T. Rowe Price Group, Inc.
79 7,121
Brown & Brown, Inc.
106 6,912
KeyCorp
340 6,817
SBA Communications Corp.
REIT
39 6,712
Loews Corp.
61 6,511
Principal Financial Group, Inc.
72 6,488
Weyerhaeuser Co. REIT
261 6,376
CoStar Group, Inc.*
154 6,212
Essex Property Trust, Inc.
REIT
23 5,566
Kimco Realty Corp. REIT
244 5,483
Mid-America Apartment
Communities, Inc. REIT
42 5,129
Invitation Homes, Inc. REIT
204 5,069
Everest Group Ltd.
15 4,903
Regency Centers Corp. REIT
60 4,540
Host Hotels & Resorts, Inc.
REIT
232 4,445
Healthpeak Properties, Inc.
REIT
252 4,140
Globe Life, Inc.
29 4,036
Assurant, Inc.
18 3,921
Invesco Ltd.
161 3,911
UDR, Inc. REIT
109 3,682
Camden Property Trust REIT
37 3,613
Federal Realty Investment
Trust REIT
28 2,974
BXP, Inc. REIT
53 2,751
Alexandria Real Estate
Equities, Inc. REIT
57 2,646
Franklin Resources, Inc.
111 2,622
Erie Indemnity Co. — Class A
9 2,262
Total Financial 2,775,082
INDUSTRIAL - 5 .4%
Caterpillar, Inc.
169 119,730

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOVA FUND
March 31, 2026
| 91
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 63.4% (continued)
INDUSTRIAL - 5.4% (continued)
General Electric Co.
380 $ 107,833
RTX Corp.
487 93,942
GE Vernova, Inc.
98 85,544
Boeing Co.*
285 56,724
Amphenol Corp. — Class A
446 56,352
Union Pacific Corp.
215 52,163
Honeywell International, Inc.
230 51,987
Deere & Co.
91 51,260
Eaton Corporate plc
141 50,431
Lockheed Martin Corp.
73 44,120
Parker-Hannifin Corp.
46 41,181
Vertiv Holdings Co. — Class A
139 34,831
Howmet Aerospace, Inc.
145 33,417
Trane Technologies plc
80 33,339
Northrop Grumman Corp.
48 32,748
General Dynamics Corp.
92 31,576
Waste Management, Inc.
135 31,022
Johnson Controls
International plc
222 29,071
FedEx Corp.
78 27,782
3M Co.
191 27,739
CSX Corp.
674 27,668
Emerson Electric Co.
204 26,728
United Parcel Service,
Inc. — Class B
268 26,366
CRH plc
243 25,544
Illinois Tool Works, Inc.
95 24,728
L3Harris Technologies, Inc.
68 23,470
Norfolk Southern Corp.
81 23,247
TransDigm Group, Inc.
20 23,179
TE Connectivity plc
106 22,156
Comfort Systems USA, Inc.
13 17,927
AMETEK, Inc.
83 17,792
Keysight Technologies, Inc.*
62 17,507
Coherent Corp.*
68 16,198
Carrier Global Corp.
285 16,048
Republic Services, Inc.
73 15,988
Westinghouse Air Brake
Technologies Corp.
62 15,494
Rockwell Automation, Inc.
41 14,714
Garmin Ltd.
59 13,689
Old Dominion Freight Line,
Inc.
67 13,092
Vulcan Materials Co.
48 13,070
Martin Marietta Materials, Inc.
22 12,951
Axon Enterprise, Inc.*
29 12,316
EMCOR Group, Inc.
16 11,813
Otis Worldwide Corp.
141 10,868
Xylem, Inc.
88 10,516
Ingersoll Rand, Inc.
129 10,336
Teledyne Technologies, Inc.*
17 10,285
Dover Corp.
49 10,214
Jabil, Inc.
38 10,094
Hubbell, Inc.
19 9,324
Mettler-Toledo International,
Inc.*
7 8,828
Veralto Corp.
90 7,958
Smurfit Westrock plc
189 7,532
CH Robinson Worldwide, Inc.
43 7,141
A
A
A SHARES VALUE
COMMON STOCKS - 63.4% (continued)
INDUSTRIAL - 5.4% (continued)
Expeditors International of
Washington, Inc.
49 $ 7,018
Snap-on, Inc.
19 6,901
Packaging Corporation of
America
32 6,791
Amcor plc
167 6,638
Fortive Corp.
114 6,302
Ball Corp.
97 5,734
J.B. Hunt Transport Services,
Inc.
27 5,721
Trimble, Inc.*
86 5,610
Lennox International, Inc.
12 5,570
Textron, Inc.
63 5,516
Jacobs Solutions, Inc.
43 5,473
Huntington Ingalls Industries,
Inc.
14 5,319
Pentair plc
59 5,140
IDEX Corp.
27 5,118
Nordson Corp.
19 5,055
Allegion plc
31 4,504
Masco Corp.
74 4,467
Generac Holdings, Inc.*
21 4,102
Stanley Black & Decker, Inc.
56 3,979
Builders FirstSource, Inc.*
40 3,293
A O Smith Corp.
41 2,704
Total Industrial 1,738,528
CONSUMER, CYCLICAL - 5 .2%
Tesla, Inc.*
1,019 378,813
Walmart, Inc.
1,589 197,481
Costco Wholesale Corp.
161 160,425
Home Depot, Inc.
361 118,729
McDonald's Corp.
258 80,184
TJX Companies, Inc.
403 64,359
Lowe's Companies, Inc.
203 47,965
Starbucks Corp.
413 37,001
O'Reilly Automotive, Inc.*
305 28,154
Cummins, Inc.
50 26,901
Marriott International,
Inc. — Class A
80 26,166
Ross Stores, Inc.
117 25,346
Hilton Worldwide Holdings,
Inc.
83 25,239
Royal Caribbean Cruises Ltd.
91 25,041
General Motors Co.
328 24,436
NIKE, Inc. — Class B
432 22,818
PACCAR, Inc.
190 21,945
AutoZone, Inc.*
6 20,267
Target Corp.
164 19,877
Fastenal Co.
416 19,302
WW Grainger, Inc.
16 17,453
Ford Motor Co.
1,420 16,387
Carvana Co.*
51 16,033
Yum! Brands, Inc.
101 15,703
Delta Air Lines, Inc.
235 15,623
Chipotle Mexican Grill,
Inc. — Class A*
472 15,109
DR Horton, Inc.
98 13,448
Carnival Corp.
417 10,792
United Airlines Holdings, Inc.*
117 10,772
Copart, Inc.*
323 10,724

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOVA FUND
March 31, 2026
92 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 63.4% (continued)
CONSUMER, CYCLICAL - 5.2% (continued)
Tapestry, Inc.
73 $ 10,301
Dollar General Corp.
80 9,498
Tractor Supply Co.
192 8,698
Live Nation Entertainment,
Inc.*
57 8,693
Ulta Beauty, Inc.*
16 8,363
Darden Restaurants, Inc.
42 8,234
PulteGroup, Inc.
70 8,233
Williams-Sonoma, Inc.
43 7,840
Dollar Tree, Inc.*
67 7,337
Lennar Corp. — Class A
78 6,773
Southwest Airlines Co.
178 6,687
NVR, Inc.*
1 6,590
Lululemon Athletica, Inc.*
39 5,971
Las Vegas Sands Corp.
110 5,927
Aptiv plc*
77 5,347
Genuine Parts Co.
50 5,287
Deckers Outdoor Corp.*
51 5,105
TKO Group Holdings, Inc.
24 4,840
Ralph Lauren Corp. — Class
A
14 4,816
Best Buy Co, Inc.
71 4,558
Hasbro, Inc.
48 4,493
Domino's Pizza, Inc.
11 3,947
Wynn Resorts Ltd.
31 3,148
Norwegian Cruise Line
Holdings Ltd.*
165 3,085
MGM Resorts International*
70 2,591
Pool Corp.
12 2,428
Total Consumer, Cyclical 1,671,283
ENERGY - 2 .6%
Exxon Mobil Corp.
1,515 257,035
Chevron Corp.
680 140,692
ConocoPhillips
444 58,608
Williams Companies, Inc.
443 32,242
EOG Resources, Inc.
197 28,480
SLB Ltd.
542 27,853
Valero Energy Corp.
111 27,426
Phillips 66
146 26,598
Marathon Petroleum Corp.
107 26,127
Kinder Morgan, Inc.
710 23,806
Baker Hughes Co.
358 21,856
ONEOK, Inc.
228 20,609
Targa Resources Corp.
78 19,557
Occidental Petroleum Corp.
261 16,965
EQT Corp.
226 14,383
Diamondback Energy, Inc.
70 13,845
Halliburton Co.
304 11,853
Devon Energy Corp.
225 11,322
Texas Pacific Land Corp.
a
21 9,966
Coterra Energy, Inc.
275 9,664
Expand Energy Corp.
86 9,441
First Solar, Inc.*
39 7,693
APA Corp.
129 5,475
Total Energy 821,496
UTILITIES - 1 .6%
NextEra Energy, Inc.
755 70,124
Southern Co.
399 38,512
Duke Energy Corp.
282 36,925
A
A
A SHARES VALUE
COMMON STOCKS - 63.4% (continued)
UTILITIES - 1.6% (continued)
Constellation Energy Corp.
113 $ 31,555
American Electric Power
Company, Inc.
196 25,692
Sempra
237 23,029
Dominion Energy, Inc.
310 19,164
Entergy Corp.
164 18,427
Exelon Corp.
371 18,187
Vistra Corp.
115 17,288
Xcel Energy, Inc.
214 17,000
Consolidated Edison, Inc.
131 14,827
Public Service Enterprise
Group, Inc.
181 14,652
PG&E Corp.
797 14,003
WEC Energy Group, Inc.
118 13,661
NRG Energy, Inc.
77 11,253
Atmos Energy Corp.
60 11,083
Ameren Corp.
100 10,992
DTE Energy Co.
75 10,967
PPL Corp.
268 10,238
CenterPoint Energy, Inc.
237 10,229
Edison International
139 10,172
American Water Works
Company, Inc.
71 9,662
FirstEnergy Corp.
188 9,524
Eversource Energy
136 9,422
CMS Energy Corp.
111 8,611
NiSource, Inc.
173 8,072
Evergy, Inc.
83 6,799
Alliant Energy Corp.
93 6,674
Pinnacle West Capital Corp.
43 4,332
AES Corp.
258 3,635
Total Utilities 514,711
BASIC MATERIALS - 1 .0%
Linde plc
169 83,784
Newmont Corp.
396 42,867
Freeport-McMoRan, Inc.
521 30,624
Sherwin-Williams Co.
84 26,926
Ecolab, Inc.
92 24,474
Air Products and Chemicals,
Inc.
81 23,530
Nucor Corp.
83 14,035
Dow, Inc.
260 10,829
Steel Dynamics, Inc.
50 9,000
Qnity Electronics, Inc.
76 8,769
PPG Industries, Inc.
81 8,657
Albemarle Corp.
43 7,720
LyondellBasell Industries
N.V. — Class A
93 7,492
CF Industries Holdings, Inc.
57 7,401
International Paper Co.
191 6,819
DuPont de Nemours, Inc.
148 6,778
International Flavors &
Fragrances, Inc.
93 6,747
Mosaic Co.
115 2,933
Total Basic Materials 329,385
Total Common Stocks
(Cost $11,026,625) 20,265,733

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOVA FUND
March 31, 2026
| 93
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 12 .5%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
b
202,415 $ 2,034,270
Guggenheim Strategy Fund II
b
78,932 1,952,767
Total Mutual Funds
(Cost $3,941,469) 3,987,037
MONEY MARKET FUNDS
c
- 2 .2%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
d,e
703,612 703,612
Total Money Market Funds
(Cost $703,612) 703,612
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
f
- 9 .9%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 1,654,963 $ 1,654,963
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 1,503,993 1,503,993
Total Repurchase Agreements
(Cost $3,158,956) 3,158,956
Total Investments - 88.0%
(Cost $18,830,662) $ 28,115,338
Other Assets & Liabilities, net - 12.0% 3,833,705
Total Net Assets - 100.0% $ 31,949,043
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 5 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of March 31, 2026.
e
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
f
Repurchase Agreements — See Note 4 .
CME — Chicago Mercantile Exchange
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures Contracts 31 Jun 2026 $ 10,184,275 $ (11,505)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
BNP Paribas S&P 500 Index Pay
4.49% (Federal
Funds Rate +
0.85%) At Maturity 06/10/26 1,275 $ 8,259,360 $ 59,996
Goldman Sachs
International S&P 500 Index Pay
4.59% (Federal
Funds Rate +
0.95%) At Maturity 06/15/26 668 4,402,386 (45,604)
Barclays Bank
plc S&P 500 Index Pay
4.58% (SOFR +
0.90%) At Maturity 06/16/26 742 4,954,704 (115,003)
$ 17,616,450 $ (100,611)
a
Includes cumulative appreciation (depreciation).

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOVA FUND
March 31, 2026
94 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 20,265,733 $ — $ — $ 20,265,733
Mutual Funds 3,987,037 — — 3,987,037
Money Market Funds 703,612 — — 703,612
Repurchase Agreements — 3,158,956 — 3,158,956
Equity Index Swap Agreements
a
— 59,996 — 59,996
Total Assets $ 24,956,382 $ 3,218,952 $ — $ 28,175,334
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
a
$ 11,505 $ — $ — $ 11,505
Equity Index Swap Agreements
a
— 160,607 — 160,607
Total Liabilities $ 11,505 $ 160,607 $ — $ 172,112
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOVA FUND
March 31, 2026
| 95
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 2,040,342 $ — $ — $ — $ (6,072) $ 2,034,270 202,415 $ 22,241
Guggenheim Strategy
Fund II 1,958,292 — — — (5,525) 1,952,767 78,932 23,887
$ 3,998,634 $ — $ — $ — $ (11,597) $ 3,987,037 $ 46,128

96 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
S&P 500
®
2x STRATEGY FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 87 .9%
TECHNOLOGY - 27 .1%
NVIDIA Corp.
32,346 $ 5,641,142
Apple, Inc.
19,542 4,959,564
Microsoft Corp.
9,885 3,659,130
Broadcom, Inc.
6,311 1,953,318
Micron Technology, Inc.
1,498 506,084
Palantir Technologies,
Inc. — Class A*
3,041 444,837
Advanced Micro Devices,
Inc.*
2,170 441,443
Applied Materials, Inc.
1,056 360,930
Lam Research Corp.
1,662 355,103
Oracle Corp.
2,256 331,880
International Business
Machines Corp.
1,244 301,533
Intel Corp.*
6,250 275,813
KLA Corp.
174 256,199
Texas Instruments, Inc.
1,208 234,521
Salesforce, Inc.
1,247 232,778
Analog Devices, Inc.
650 206,791
QUALCOMM, Inc.
1,420 182,868
Accenture plc — Class A
819 162,400
Intuit, Inc.
370 159,981
ServiceNow, Inc.*
1,392 145,534
Adobe, Inc.*
545 132,479
Crowdstrike Holdings,
Inc. — Class A*
335 130,787
Sandisk Corp.*
196 124,527
Western Digital Corp.
451 121,991
Seagate Technology Holdings
plc
290 113,610
Synopsys, Inc.*
255 101,102
Cadence Design Systems,
Inc.*
362 100,589
Monolithic Power Systems,
Inc.
65 71,068
Fortinet, Inc.*
840 68,645
Autodesk, Inc.*
282 67,511
Lumentum Holdings, Inc.*
95 66,762
NXP Semiconductors N.V.
335 65,948
Dell Technologies,
Inc. — Class C
395 64,831
Teradyne, Inc.
207 61,367
Electronic Arts, Inc.
300 61,161
MSCI, Inc. — Class A
98 52,823
Datadog, Inc. — Class A*
437 51,588
Roper Technologies, Inc.
142 50,248
Microchip Technology, Inc.
720 46,519
Take-Two Interactive
Software, Inc.*
231 45,623
Hewlett Packard Enterprise
Co.
1,768 42,096
Fiserv, Inc.*
715 39,897
Paychex, Inc.
430 39,612
Cognizant Technology
Solutions Corp. — Class A
636 39,019
Workday, Inc. — Class A*
283 36,767
Fair Isaac Corp.*
31 33,094
ON Semiconductor Corp.*
525 32,508
Fidelity National Information
Services, Inc.
689 32,321
NetApp, Inc.
264 27,031
Leidos Holdings, Inc.
170 26,438
A
A
A SHARES VALUE
COMMON STOCKS - 87.9% (continued)
TECHNOLOGY - 27.1% (continued)
Broadridge Financial
Solutions, Inc.
155 $ 25,184
HP, Inc.
1,222 23,475
PTC, Inc.*
158 22,513
Akamai Technologies, Inc.*
192 22,051
Tyler Technologies, Inc.*
57 19,516
Super Micro Computer, Inc.*
669 15,233
Jack Henry & Associates, Inc.
96 15,172
Gartner, Inc.*
94 14,884
Zebra Technologies
Corp. — Class A*
65 13,590
Skyworks Solutions, Inc.
200 10,710
EPAM Systems, Inc.*
73 9,884
Total Technology 22,952,023
COMMUNICATIONS - 14 .4%
Amazon.com, Inc.*
13,003 2,708,135
Alphabet, Inc. — Class A
7,749 2,228,302
Alphabet, Inc. — Class C
6,225 1,785,703
Meta Platforms,
Inc. — Class A
2,911 1,665,470
Netflix, Inc.*
5,620 540,363
Cisco Systems, Inc.
5,259 408,046
Verizon Communications, Inc.
5,613 281,773
AT&T, Inc.
9,318 270,129
Walt Disney Co.
2,358 227,264
Uber Technologies, Inc.*
2,739 197,016
Booking Holdings, Inc.
43 181,044
Palo Alto Networks, Inc.*
1,075 172,344
Arista Networks, Inc.*
1,375 168,822
AppLovin Corp. — Class A*
361 143,678
Corning, Inc.
1,039 141,273
Comcast Corp. — Class A
4,776 137,119
T-Mobile US, Inc.
631 132,529
Motorola Solutions, Inc.
220 95,473
Warner Bros Discovery, Inc.*
3,299 90,590
DoorDash, Inc. — Class A*
497 74,625
Robinhood Markets,
Inc. — Class A*
1,052 72,904
Ciena Corp.*
187 72,599
Airbnb, Inc. — Class A*
563 71,096
eBay, Inc.
602 54,794
Expedia Group, Inc.
156 36,019
Omnicom Group, Inc.
419 31,555
VeriSign, Inc.
110 27,320
Charter Communications,
Inc. — Class A*
,a
115 24,826
F5, Inc.*
75 21,700
CDW Corp.
173 20,936
EchoStar Corp. — Class A*
178 20,838
Fox Corp. — Class A
267 15,593
GoDaddy, Inc. — Class A*
180 14,881
Gen Digital, Inc.
734 13,821
Trade Desk, Inc. — Class A*
586 13,296
News Corp. — Class A
492 12,266
FactSet Research Systems,
Inc.
49 10,632
Fox Corp. — Class B
188 9,983
News Corp. — Class B
162 4,619

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
2x STRATEGY FUND
March 31, 2026
| 97
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 87.9% (continued)
COMMUNICATIONS - 14.4% (continued)
Paramount Skydance
Corp. — Class B
a
413 $ 3,725
Total Communications 12,203,101
CONSUMER, NON-CYCLICAL - 12 .3%
Eli Lilly & Co.
1,055 970,357
Johnson & Johnson
3,207 783,919
AbbVie, Inc.
2,353 511,754
Procter & Gamble Co.
3,094 446,897
Merck & Company, Inc.
3,303 397,318
Coca-Cola Co.
5,153 391,886
Philip Morris International, Inc.
2,071 342,419
UnitedHealth Group, Inc.
1,206 326,332
PepsiCo, Inc.
1,819 282,473
Amgen, Inc.
717 252,276
Thermo Fisher Scientific, Inc.
499 245,273
Abbott Laboratories
2,315 237,681
Gilead Sciences, Inc.
1,652 230,239
Intuitive Surgical, Inc.*
472 217,587
Pfizer, Inc.
7,568 212,509
S&P Global, Inc.
407 173,113
Bristol-Myers Squibb Co.
2,711 164,422
Danaher Corp.
837 158,695
Vertex Pharmaceuticals, Inc.*
338 150,931
Stryker Corp.
458 150,494
Medtronic plc
1,706 147,825
Altria Group, Inc.
2,235 147,488
McKesson Corp.
163 141,054
Boston Scientific Corp.*
1,974 123,869
CVS Health Corp.
1,694 121,663
Automatic Data Processing,
Inc.
536 108,905
Quanta Services, Inc.
198 108,706
Regeneron Pharmaceuticals,
Inc.
133 102,761
HCA Healthcare, Inc.
208 98,434
Mondelez International,
Inc. — Class A
1,706 98,334
Cigna Group
351 93,629
Colgate-Palmolive Co.
1,073 91,452
Moody's Corp.
203 88,559
Elevance Health, Inc.
294 86,069
Cencora, Inc.
259 81,362
Cintas Corp.
451 76,282
Corteva, Inc.
895 74,920
Monster Beverage Corp.*
949 68,765
Zoetis, Inc.
562 66,434
Cardinal Health, Inc.
313 66,140
Edwards Lifesciences Corp.*
772 61,822
United Rentals, Inc.
83 60,470
IDEXX Laboratories, Inc.*
106 59,560
Becton Dickinson & Co.
378 59,433
Kroger Co.
774 56,007
PayPal Holdings, Inc.
1,225 55,407
Keurig Dr Pepper, Inc.
1,808 47,605
Archer-Daniels-Midland Co.
639 46,449
Sysco Corp.
638 45,509
Kenvue, Inc.
2,550 43,962
Block, Inc.*
729 43,871
ResMed, Inc.
193 43,325
A
A
A SHARES VALUE
COMMON STOCKS - 87.9% (continued)
CONSUMER, NON-CYCLICAL - 12.3% (continued)
GE HealthCare Technologies,
Inc.
607 $ 43,206
Agilent Technologies, Inc.
377 42,970
Kimberly-Clark Corp.
442 42,640
Hershey Co.
197 40,954
Waters Corp.*
130 38,714
IQVIA Holdings, Inc.*
226 38,542
Biogen, Inc.*
195 35,749
Verisk Analytics, Inc. — Class
A
186 35,294
Dexcom, Inc.*
512 32,154
Church & Dwight Company,
Inc.
315 29,396
Labcorp Holdings, Inc.
110 29,349
Equifax, Inc.
160 28,811
STERIS plc
130 28,747
Quest Diagnostics, Inc.
146 28,613
Constellation Brands,
Inc. — Class A
186 27,900
Humana, Inc.
160 27,742
Corpay, Inc.*
93 27,062
General Mills, Inc.
710 26,426
Kraft Heinz Co.
1,135 25,526
West Pharmaceutical
Services, Inc.
96 24,061
Tyson Foods, Inc. — Class A
375 24,026
Zimmer Biomet Holdings, Inc.
264 23,871
Estee Lauder Companies,
Inc. — Class A
329 23,612
Moderna, Inc.*
463 23,520
Bunge Global S.A.
180 22,896
Hologic, Inc.*
296 22,375
Global Payments, Inc.
317 21,334
Incyte Corp.*
223 20,989
Rollins, Inc.
390 20,830
Viatris, Inc.
1,532 20,697
Centene Corp.*
621 20,332
Insulet Corp.*
93 19,515
Cooper Companies, Inc.*
260 18,590
Avery Dennison Corp.
103 17,786
McCormick & Company, Inc.
337 16,998
Clorox Co.
161 16,684
Align Technology, Inc.*
89 15,257
J M Smucker Co.
142 13,694
Revvity, Inc.
a
151 13,229
Universal Health Services,
Inc. — Class B
73 13,065
Solventum Corp.*
196 12,799
Baxter International, Inc.
685 11,508
Charles River Laboratories
International, Inc.*
65 11,213
Bio-Techne Corp.
208 10,870
Conagra Brands, Inc.
637 10,014
Henry Schein, Inc.*
133 9,802
Molson Coors Beverage
Co. — Class B
225 9,689
Hormel Foods Corp.
387 8,766
DaVita, Inc.*
44 6,762
Brown-Forman Corp. — Class
B
227 6,002

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
2x STRATEGY FUND
March 31, 2026
98 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 87.9% (continued)
CONSUMER, NON-CYCLICAL - 12.3% (continued)
The Campbell's Co.
262 $ 5,835
Total Consumer, Non-cyclical 10,409,062
FINANCIAL - 12 .0%
Berkshire Hathaway,
Inc. — Class B*
2,441 1,169,727
JPMorgan Chase & Co.
3,588 1,055,446
Visa, Inc. — Class A
2,238 676,413
Mastercard, Inc. — Class A
1,084 541,631
Bank of America Corp.
8,833 430,609
Goldman Sachs Group, Inc.
399 337,550
Wells Fargo & Co.
4,116 327,675
Citigroup, Inc.
2,326 263,792
Morgan Stanley
1,600 263,312
American Express Co.
713 215,668
Charles Schwab Corp.
2,223 208,918
Blackrock, Inc.
192 184,648
Welltower, Inc. REIT
929 183,673
Prologis, Inc. REIT
1,237 163,507
Chubb Ltd.
484 157,750
Progressive Corp.
779 154,429
Capital One Financial Corp.
832 151,782
CME Group, Inc.
479 141,473
Equinix, Inc. REIT
131 128,411
Intercontinental Exchange,
Inc.
756 118,904
Blackstone, Inc.
997 114,645
PNC Financial Services
Group, Inc.
538 111,952
Marsh & McLennan
Companies, Inc.
643 111,528
Bank of New York Mellon
Corp.
916 108,665
U.S. Bancorp
2,069 107,609
American Tower Corp. REIT
623 107,517
Aon plc — Class A
285 91,992
KKR & Company, Inc.
914 84,545
Travelers Companies, Inc.
287 83,712
Simon Property Group, Inc.
REIT
433 80,767
Digital Realty Trust, Inc. REIT
430 77,490
Truist Financial Corp.
1,680 77,230
Realty Income Corp. REIT
1,224 74,884
Arthur J Gallagher & Co.
341 73,854
Allstate Corp.
346 71,740
Apollo Global Management,
Inc.
618 68,858
Aflac, Inc.
621 68,130
Public Storage REIT
209 56,614
Fifth Third Bancorp
1,197 55,613
Ameriprise Financial, Inc.
121 53,772
American International Group,
Inc.
714 53,728
CBRE Group, Inc. — Class A*
386 52,288
Coinbase Global,
Inc. — Class A*
297 51,859
MetLife, Inc.
733 51,838
Ventas, Inc. REIT
632 51,685
Nasdaq, Inc.
598 50,764
Hartford Insurance Group,
Inc.
371 50,170
Crown Castle, Inc. REIT
579 47,078
A
A
A SHARES VALUE
COMMON STOCKS - 87.9% (continued)
FINANCIAL - 12.0% (continued)
State Street Corp.
371 $ 46,954
Arch Capital Group Ltd.*
476 45,691
Prudential Financial, Inc.
462 45,133
Huntington Bancshares, Inc.
2,701 42,271
M&T Bank Corp.
202 41,757
Iron Mountain, Inc. REIT
394 40,243
Interactive Brokers Group,
Inc. — Class A
593 39,773
Cboe Global Markets, Inc.
139 39,069
VICI Properties, Inc. REIT
1,423 38,876
Extra Space Storage, Inc.
REIT
283 37,110
Willis Towers Watson plc
127 36,919
Northern Trust Corp.
248 34,613
Citizens Financial Group, Inc.
566 33,943
Raymond James Financial,
Inc.
233 33,736
Cincinnati Financial Corp.
207 32,571
Synchrony Financial
463 31,493
AvalonBay Communities, Inc.
REIT
188 30,710
Regions Financial Corp.
1,155 30,169
Ares Management
Corp. — Class A
274 29,893
Equity Residential REIT
457 27,032
W R Berkley Corp.
396 26,247
T. Rowe Price Group, Inc.
291 26,231
Brown & Brown, Inc.
390 25,432
KeyCorp
1,247 25,002
SBA Communications Corp.
REIT
142 24,440
Loews Corp.
224 23,910
Principal Financial Group, Inc.
263 23,699
Weyerhaeuser Co. REIT
959 23,428
CoStar Group, Inc.*
564 22,752
Essex Property Trust, Inc.
REIT
86 20,812
Kimco Realty Corp. REIT
897 20,156
Mid-America Apartment
Communities, Inc. REIT
155 18,929
Invitation Homes, Inc. REIT
751 18,662
Everest Group Ltd.
54 17,650
Regency Centers Corp. REIT
218 16,494
Host Hotels & Resorts, Inc.
REIT
851 16,305
Healthpeak Properties, Inc.
REIT
925 15,198
Globe Life, Inc.
105 14,613
Assurant, Inc.
67 14,593
Invesco Ltd.
591 14,355
UDR, Inc. REIT
400 13,512
Camden Property Trust REIT
137 13,379
Federal Realty Investment
Trust REIT
105 11,152
BXP, Inc. REIT
196 10,172
Franklin Resources, Inc.
409 9,661
Alexandria Real Estate
Equities, Inc. REIT
207 9,609
Erie Indemnity Co. — Class A
34 8,545
Total Financial 10,188,739
INDUSTRIAL - 7 .6%
Caterpillar, Inc.
619 438,537

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
2x STRATEGY FUND
March 31, 2026
| 99
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 87.9% (continued)
INDUSTRIAL - 7.6% (continued)
General Electric Co.
1,396 $ 396,143
RTX Corp.
1,786 344,519
GE Vernova, Inc.
359 313,371
Boeing Co.*
1,044 207,787
Amphenol Corp. — Class A
1,636 206,709
Union Pacific Corp.
790 191,670
Honeywell International, Inc.
844 190,769
Deere & Co.
335 188,706
Eaton Corporate plc
517 184,915
Lockheed Martin Corp.
270 163,185
Parker-Hannifin Corp.
168 150,400
Vertiv Holdings Co. — Class A
509 127,545
Trane Technologies plc
295 122,938
Howmet Aerospace, Inc.
533 122,835
Northrop Grumman Corp.
177 120,757
General Dynamics Corp.
337 115,665
Waste Management, Inc.
494 113,516
Johnson Controls
International plc
814 106,593
FedEx Corp.
287 102,224
3M Co.
701 101,806
CSX Corp.
2,475 101,599
Emerson Electric Co.
748 98,003
United Parcel Service,
Inc. — Class B
983 96,708
CRH plc
892 93,767
Illinois Tool Works, Inc.
349 90,841
TransDigm Group, Inc.
75 86,922
Norfolk Southern Corp.
299 85,813
L3Harris Technologies, Inc.
248 85,597
TE Connectivity plc
390 81,518
AMETEK, Inc.
305 65,380
Keysight Technologies, Inc.*
228 64,380
Comfort Systems USA, Inc.
46 63,434
Coherent Corp.*
249 59,314
Carrier Global Corp.
1,046 58,900
Republic Services, Inc.
268 58,697
Westinghouse Air Brake
Technologies Corp.
226 56,480
Rockwell Automation, Inc.
150 53,832
Garmin Ltd.
218 50,578
Old Dominion Freight Line,
Inc.
245 47,873
Vulcan Materials Co.
175 47,653
Martin Marietta Materials, Inc.
80 47,094
Axon Enterprise, Inc.*
105 44,592
EMCOR Group, Inc.
60 44,299
Otis Worldwide Corp.
517 39,850
Xylem, Inc.
324 38,718
Ingersoll Rand, Inc.
473 37,897
Teledyne Technologies, Inc.*
62 37,511
Dover Corp.
179 37,313
Jabil, Inc.
140 37,188
Hubbell, Inc.
71 34,843
Mettler-Toledo International,
Inc.*
27 34,052
Veralto Corp.
331 29,267
Smurfit Westrock plc
695 27,696
CH Robinson Worldwide, Inc.
158 26,239
A
A
A SHARES VALUE
COMMON STOCKS - 87.9% (continued)
INDUSTRIAL - 7.6% (continued)
Expeditors International of
Washington, Inc.
178 $ 25,495
Packaging Corporation of
America
118 25,042
Snap-on, Inc.
68 24,699
Amcor plc
615 24,446
Fortive Corp.
416 22,997
Ball Corp.
357 21,102
J.B. Hunt Transport Services,
Inc.
99 20,978
Trimble, Inc.*
316 20,613
Textron, Inc.
231 20,226
Jacobs Solutions, Inc.
156 19,856
Huntington Ingalls Industries,
Inc.
52 19,755
Lennox International, Inc.
42 19,494
Pentair plc
218 18,990
IDEX Corp.
100 18,955
Nordson Corp.
70 18,624
Allegion plc
115 16,708
Masco Corp.
271 16,360
Generac Holdings, Inc.*
78 15,236
Stanley Black & Decker, Inc.
206 14,638
Builders FirstSource, Inc.*
147 12,103
A O Smith Corp.
150 9,891
Total Industrial 6,380,646
CONSUMER, CYCLICAL - 7 .3%
Tesla, Inc.*
3,744 1,391,832
Walmart, Inc.
5,835 725,174
Costco Wholesale Corp.
591 588,890
Home Depot, Inc.
1,325 435,779
McDonald's Corp.
948 294,629
TJX Companies, Inc.
1,478 236,037
Lowe's Companies, Inc.
746 176,265
Starbucks Corp.
1,516 135,818
O'Reilly Automotive, Inc.*
1,121 103,480
Cummins, Inc.
184 98,996
Marriott International,
Inc. — Class A
293 95,832
Ross Stores, Inc.
430 93,151
Hilton Worldwide Holdings,
Inc.
305 92,744
Royal Caribbean Cruises Ltd.
335 92,185
General Motors Co.
1,203 89,623
NIKE, Inc. — Class B
1,585 83,720
PACCAR, Inc.
699 80,734
AutoZone, Inc.*
22 74,311
Target Corp.
603 73,084
Fastenal Co.
1,528 70,899
WW Grainger, Inc.
57 62,176
Ford Motor Co.
5,216 60,193
Carvana Co.*
188 59,103
Yum! Brands, Inc.
370 57,528
Delta Air Lines, Inc.
865 57,505
Chipotle Mexican Grill,
Inc. — Class A*
1,733 55,473
DR Horton, Inc.
359 49,262
Carnival Corp.
1,531 39,622
United Airlines Holdings, Inc.*
430 39,590
Copart, Inc.*
1,185 39,342

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
2x STRATEGY FUND
March 31, 2026
100 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 87.9% (continued)
CONSUMER, CYCLICAL - 7.3% (continued)
Tapestry, Inc.
270 $ 38,100
Dollar General Corp.
292 34,669
Live Nation Entertainment,
Inc.*
210 32,027
Tractor Supply Co.
703 31,846
Ulta Beauty, Inc.*
59 30,840
Darden Restaurants, Inc.
153 29,994
PulteGroup, Inc.
255 29,991
Williams-Sonoma, Inc.
158 28,808
Dollar Tree, Inc.*
246 26,939
NVR, Inc.*
4 26,359
Lennar Corp. — Class A
287 24,923
Southwest Airlines Co.
654 24,571
Lululemon Athletica, Inc.*
142 21,740
Las Vegas Sands Corp.
402 21,660
Aptiv plc*
283 19,652
Genuine Parts Co.
185 19,564
Deckers Outdoor Corp.*
189 18,917
TKO Group Holdings, Inc.
87 17,544
Ralph Lauren Corp. — Class
A
51 17,543
Best Buy Co, Inc.
259 16,628
Hasbro, Inc.
177 16,567
Domino's Pizza, Inc.
41 14,710
Wynn Resorts Ltd.
112 11,374
Norwegian Cruise Line
Holdings Ltd.*
605 11,313
MGM Resorts International*
255 9,438
Pool Corp.
44 8,903
Total Consumer, Cyclical 6,137,597
ENERGY - 3 .6%
Exxon Mobil Corp.
5,563 943,819
Chevron Corp.
2,494 516,009
ConocoPhillips
1,630 215,160
Williams Companies, Inc.
1,626 118,340
EOG Resources, Inc.
721 104,235
SLB Ltd.
1,990 102,266
Valero Energy Corp.
405 100,067
Phillips 66
536 97,648
Marathon Petroleum Corp.
393 95,963
Kinder Morgan, Inc.
2,606 87,379
Baker Hughes Co.
1,315 80,281
ONEOK, Inc.
837 75,656
Targa Resources Corp.
286 71,709
Occidental Petroleum Corp.
957 62,205
EQT Corp.
831 52,885
Diamondback Energy, Inc.
258 51,030
Halliburton Co.
1,114 43,435
Devon Energy Corp.
825 41,514
Texas Pacific Land Corp.
a
77 36,541
Coterra Energy, Inc.
1,009 35,456
Expand Energy Corp.
317 34,800
First Solar, Inc.*
142 28,011
APA Corp.
471 19,989
Total Energy 3,014,398
UTILITIES - 2 .2%
NextEra Energy, Inc.
2,772 257,463
Southern Co.
1,466 141,498
Duke Energy Corp.
1,035 135,523
A
A
A SHARES VALUE
COMMON STOCKS - 87.9% (continued)
UTILITIES - 2.2% (continued)
Constellation Energy Corp.
415 $ 115,889
American Electric Power
Company, Inc.
719 94,247
Sempra
869 84,441
Dominion Energy, Inc.
1,136 70,228
Entergy Corp.
602 67,641
Exelon Corp.
1,361 66,716
Vistra Corp.
424 63,740
Xcel Energy, Inc.
786 62,440
Consolidated Edison, Inc.
480 54,326
Public Service Enterprise
Group, Inc.
664 53,751
PG&E Corp.
2,926 51,410
WEC Energy Group, Inc.
433 50,128
NRG Energy, Inc.
283 41,358
Atmos Energy Corp.
220 40,638
Ameren Corp.
368 40,451
DTE Energy Co.
275 40,210
PPL Corp.
985 37,627
Edison International
512 37,468
CenterPoint Energy, Inc.
868 37,463
American Water Works
Company, Inc.
259 35,247
FirstEnergy Corp.
692 35,057
Eversource Energy
499 34,571
CMS Energy Corp.
407 31,575
NiSource, Inc.
637 29,722
Evergy, Inc.
305 24,986
Alliant Energy Corp.
341 24,470
Pinnacle West Capital Corp.
159 16,019
AES Corp.
948 13,357
Total Utilities 1,889,660
BASIC MATERIALS - 1 .4%
Linde plc
621 307,867
Newmont Corp.
1,452 157,179
Freeport-McMoRan, Inc.
1,913 112,446
Sherwin-Williams Co.
306 98,088
Ecolab, Inc.
339 90,181
Air Products and Chemicals,
Inc.
296 85,985
Nucor Corp.
305 51,575
Dow, Inc.
954 39,734
Steel Dynamics, Inc.
183 32,940
Qnity Electronics, Inc.
279 32,191
PPG Industries, Inc.
299 31,957
Albemarle Corp.
157 28,186
LyondellBasell Industries
N.V. — Class A
342 27,552
CF Industries Holdings, Inc.
207 26,877
International Paper Co.
703 25,097
DuPont de Nemours, Inc.
545 24,961
International Flavors &
Fragrances, Inc.
341 24,740
Mosaic Co.
422 10,761
Total Basic Materials 1,208,317
Total Common Stocks
(Cost $54,633,417) 74,383,543

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
2x STRATEGY FUND
March 31, 2026
| 101
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
b
- 2 .4%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
2,021,298 $ 2,021,298
Total Money Market Funds
(Cost $2,021,298) 2,021,298
FACE
AMOUNT
REPURCHASE AGREEMENTS
e
- 0 .6%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 275,745 275,745
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
e
- 0.6% (continued)
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 250,590 $ 250,590
Total Repurchase Agreements
(Cost $526,335) 526,335
Total Investments - 90.9%
(Cost $57,181,050) $ 76,931,176
Other Assets & Liabilities, net - 9.1% 7,728,721
Total Net Assets - 100.0% $ 84,659,897
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 5 .
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
e
Repurchase Agreements — See Note 4 .
CME — Chicago Mercantile Exchange
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures Contracts 91 Jun 2026 $ 29,895,775 $ (841,447)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements
Goldman Sachs
International S&P 500 Index Pay
4.59% (Federal
Funds Rate +
0.95%) At Maturity 06/15/26 1,859 $ 12,254,322 $ (131,161)
Barclays Bank
plc S&P 500 Index Pay
4.58% (SOFR +
0.90%) At Maturity 06/16/26 5,348 35,279,165 (392,414)
BNP Paribas S&P 500 Index Pay
4.49% (Federal
Funds Rate +
0.85%) At Maturity 06/10/26 2,776 18,505,357 (402,515)
$ 66,038,844 $ (926,090)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
2x STRATEGY FUND
March 31, 2026
102 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
a
Includes cumulative appreciation (depreciation).
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 74,383,543 $ — $ — $ 74,383,543
Money Market Funds 2,021,298 — — 2,021,298
Repurchase Agreements — 526,335 — 526,335
Total Assets $ 76,404,841 $ 526,335 $ — $ 76,931,176
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
a
$ 841,447 $ — $ — $ 841,447
Equity Index Swap Agreements
a
— 926,090 — 926,090
Total Liabilities $ 841,447 $ 926,090 $ — $ 1,767,537
a
Reported as unrealized appreciation/depreciation at period end.

| 103
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE S&P 500
®
STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 6 .0%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
11,574 $ 116,315
Guggenheim Strategy Fund II
a
4,623 114,368
Total Mutual Funds
(Cost $227,678) 230,683
MONEY MARKET FUNDS
b
- 0 .7%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
28,952 28,952
Total Money Market Funds
(Cost $28,952) 28,952
FACE
AMOUNT
REPURCHASE AGREEMENTS
e
- 38 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 780,134 780,134
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 708,969 708,969
Total Repurchase Agreements
(Cost $1,489,103) 1,489,103
A
A
A
FACE
AMOUNT VALUE
FEDERAL AGENCY DISCOUNT NOTES - 34 .8%
Federal Home Loan Bank
3.61% due 04/15/26
f
$ 500,000 $ 499,252
3.64% due 04/06/26
f
100,000 99,950
Federal Farm Credit Bank
3.64% due 04/09/26
f
500,000 499,551
Federal Agricultural Mortgage
Corp.
3.63% due 04/27/26
f
150,000 149,610
Fannie Mae Discount Notes
3.63% due 04/22/26
f
100,000 99,787
Total Federal Agency Discount Notes
(Cost $1,348,233) 1,348,150
U.S. TREASURY BILLS - 6 .4%
U.S. Treasury Bills
3.62% due 04/07/26
f
250,000 249,850
Total U.S. Treasury Bills
(Cost $249,850) 249,850
Total Investments - 86.3%
(Cost $3,343,816) $ 3,346,738
Other Assets & Liabilities, net - 13.7% 532,511
Total Net Assets - 100.0% $ 3,879,249
a
Affiliated issuer.
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
e
Repurchase Agreements — See Note 4 .
f
Rate indicated is the effective yield at the time of purchase.
LLC — Limited Liability Company
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
a
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements Sold Short
Goldman Sachs
International S&P 500 Index Receive
4.29% (Federal
Funds Rate +
0.65%) At Maturity 06/15/26 209 $ 1,414,199 $ 54,460
Barclays Bank
plc S&P 500 Index Receive
4.28% (SOFR +
0.60%) At Maturity 06/16/26 110 730,522 10,190
BNP Paribas S&P 500 Index Receive
4.09% (Federal
Funds Rate +
0.45%) At Maturity 06/10/26 275 1,761,125 (33,003)
$ 3,905,846 $ 31,647

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE S&P 500
®
STRATEGY FUND
March 31, 2026
104 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
a
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 230,683 $ — $ — $ 230,683
Money Market Funds 28,952 — — 28,952
Repurchase Agreements — 1,489,103 — 1,489,103
Federal Agency Discount Notes — 1,348,150 — 1,348,150
U.S. Treasury Bills — 249,850 — 249,850
Equity Index Swap Agreements
a
— 64,650 — 64,650
Total Assets $ 259,635 $ 3,151,753 $ — $ 3,411,388
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
a
$ — $ 33,003 $ — $ 33,003
a
Reported as unrealized appreciation/depreciation at period end.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE S&P 500
®
STRATEGY FUND
March 31, 2026
| 105
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 116,663 $ — $ — $ — $ (348) $ 116,315 11,574 $ 1,272
Guggenheim Strategy
Fund II 114,691 — — 1 (324) 114,368 4,623 1,399
$ 231,354 $ — $ — $ 1 $ (672) $ 230,683 $ 2,671

106 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
S&P 500
®
PURE GROWTH FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 100 .1%
TECHNOLOGY - 24 .1%
Sandisk Corp.*
1,457 $ 925,690
Monolithic Power Systems,
Inc.
476 520,435
KLA Corp.
324 477,061
Palantir Technologies,
Inc. — Class A*
2,909 425,528
Micron Technology, Inc.
1,160 391,894
NVIDIA Corp.
2,227 388,389
Lam Research Corp.
1,755 374,973
Crowdstrike Holdings,
Inc. — Class A*
916 357,615
Broadcom, Inc.
1,133 350,675
Lumentum Holdings, Inc.*
464 326,081
Advanced Micro Devices,
Inc.*
1,455 295,991
Applied Materials, Inc.
849 290,180
Datadog, Inc. — Class A*
1,868 220,517
Microsoft Corp.
433 160,284
Total Technology 5,505,313
INDUSTRIAL - 18 .6%
Comfort Systems USA, Inc.
540 744,655
Howmet Aerospace, Inc.
2,329 536,741
Vertiv Holdings Co. — Class A
1,984 497,151
Amphenol Corp. — Class A
3,688 465,979
GE Vernova, Inc.
472 412,009
EMCOR Group, Inc.
555 409,762
RTX Corp.
1,936 373,454
Coherent Corp.*
1,274 303,480
Caterpillar, Inc.
414 293,302
TransDigm Group, Inc.
192 222,520
Total Industrial 4,259,053
COMMUNICATIONS - 18 .4%
Ciena Corp.*
1,513 587,392
EchoStar Corp. — Class A*
4,421 517,566
Arista Networks, Inc.*
3,041 373,374
AppLovin Corp. — Class A*
782 311,236
Expedia Group, Inc.
1,335 308,238
Uber Technologies, Inc.*
4,074 293,043
Robinhood Markets,
Inc. — Class A*
4,096 283,853
Meta Platforms,
Inc. — Class A
493 282,060
Netflix, Inc.*
2,473 237,779
VeriSign, Inc.
948 235,445
DoorDash, Inc. — Class A*
1,439 216,066
Alphabet, Inc. — Class A
748 215,095
Booking Holdings, Inc.
45 189,464
Alphabet, Inc. — Class C
596 170,969
Total Communications 4,221,580
CONSUMER, CYCLICAL - 16 .5%
TKO Group Holdings, Inc.
2,249 453,511
Tapestry, Inc.
2,886 407,244
Wynn Resorts Ltd.
3,838 389,749
Carnival Corp.
14,314 370,446
Ralph Lauren Corp. — Class
A
1,048 360,502
Royal Caribbean Cruises Ltd.
1,302 358,284
Las Vegas Sands Corp.
6,450 347,526
Hilton Worldwide Holdings,
Inc.
1,038 315,635
A
A
A SHARES VALUE
COMMON STOCKS - 100.1% (continued)
CONSUMER, CYCLICAL - 16.5% (continued)
Marriott International,
Inc. — Class A
878 $ 287,167
Ulta Beauty, Inc.*
487 254,560
O'Reilly Automotive, Inc.*
2,378 219,513
Total Consumer, Cyclical 3,764,137
CONSUMER, NON-CYCLICAL - 12 .3%
HCA Healthcare, Inc.
913 432,068
Quanta Services, Inc.
764 419,451
Eli Lilly & Co.
436 401,020
Incyte Corp.*
4,222 397,375
IDEXX Laboratories, Inc.*
494 277,574
Monster Beverage Corp.*
3,658 265,059
Insulet Corp.*
1,242 260,621
Rollins, Inc.
3,532 188,644
Intuitive Surgical, Inc.*
380 175,176
Total Consumer, Non-cyclical 2,816,988
FINANCIAL - 5 .6%
Berkshire Hathaway,
Inc. — Class B*
1,225 587,020
Interactive Brokers Group,
Inc. — Class A
6,497 435,754
Welltower, Inc. REIT
1,351 267,106
Total Financial 1,289,880
BASIC MATERIALS - 1 .8%
Newmont Corp.
3,696 400,092
ENERGY - 1 .5%
First Solar, Inc.*
1,787 352,504
UTILITIES - 1 .3%
Vistra Corp.
1,932 290,438
Total Common Stocks
(Cost $18,500,007) 22,899,985
FACE
AMOUNT
REPURCHASE AGREEMENTS
a
- 0 .3%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 40,487 40,487
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 36,794 36,794
Total Repurchase Agreements
(Cost $77,281) 77,281
Total Investments - 100.4%
(Cost $18,577,288) $ 22,977,266
Other Assets & Liabilities, net - (0.4)% (82,698)
Total Net Assets - 100.0% $ 22,894,568

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
PURE GROWTH FUND
March 31, 2026
| 107
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
*
Non-income producing security.
a
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 22,899,985 $ — $ — $ 22,899,985
Repurchase Agreements — 77,281 — 77,281
Total Assets $ 22,899,985 $ 77,281 $ — $ 22,977,266
– – – –

108 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
S&P 500
®
PURE VALUE FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .1%
CONSUMER, NON-CYCLICAL - 29 .1%
Bunge Global S.A.
4,577 $ 582,194
Archer-Daniels-Midland Co.
6,433 467,615
Tyson Foods, Inc. — Class A
6,436 412,355
Cigna Group
1,343 358,245
CVS Health Corp.
4,604 330,659
Kroger Co.
4,326 313,029
Centene Corp.*
9,460 309,720
Elevance Health, Inc.
907 265,524
Conagra Brands, Inc.
16,314 256,456
Humana, Inc.
1,384 239,972
McKesson Corp.
262 226,724
Cardinal Health, Inc.
1,067 225,468
Viatris, Inc.
16,302 220,240
Kraft Heinz Co.
9,574 215,319
Global Payments, Inc.
3,052 205,400
Cencora, Inc.
621 195,081
Molson Coors Beverage
Co. — Class B
4,149 178,656
Baxter International, Inc.
8,740 146,832
Sysco Corp.
1,997 142,446
Hormel Foods Corp.
5,839 132,253
Henry Schein, Inc.*
1,697 125,069
UnitedHealth Group, Inc.
377 102,013
Universal Health Services,
Inc. — Class B
563 100,760
Pfizer, Inc.
3,254 91,372
The Campbell's Co.
4,084 90,951
Biogen, Inc.*
490 89,832
Block, Inc.*
1,349 81,183
Zimmer Biomet Holdings, Inc.
865 78,213
Keurig Dr Pepper, Inc.
2,841 74,804
Total Consumer, Non-cyclical 6,258,385
FINANCIAL - 18 .5%
Everest Group Ltd.
943 308,220
Alexandria Real Estate
Equities, Inc. REIT
4,678 217,153
Prudential Financial, Inc.
2,194 214,332
Franklin Resources, Inc.
8,602 203,179
Citigroup, Inc.
1,563 177,260
American International Group,
Inc.
2,301 173,150
Loews Corp.
1,617 172,599
Invesco Ltd.
6,764 164,298
Citizens Financial Group, Inc.
2,693 161,499
MetLife, Inc.
2,218 156,857
Truist Financial Corp.
3,182 146,277
Allstate Corp.
669 138,710
M&T Bank Corp.
654 135,195
Principal Financial Group, Inc.
1,445 130,209
Assurant, Inc.
572 124,587
Arch Capital Group Ltd.*
1,223 117,396
VICI Properties, Inc. REIT
4,216 115,181
KeyCorp
5,607 112,420
Huntington Bancshares, Inc.
6,826 106,827
Regions Financial Corp.
4,043 105,603
U.S. Bancorp
1,952 101,523
State Street Corp.
800 101,248
Chubb Ltd.
308 100,386
Travelers Companies, Inc.
322 93,921
A
A
A SHARES VALUE
COMMON STOCKS - 99.1% (continued)
FINANCIAL - 18.5% (continued)
PNC Financial Services
Group, Inc.
434 $ 90,311
Hartford Insurance Group,
Inc.
658 88,981
Fifth Third Bancorp
1,662 77,217
Bank of America Corp.
1,497 72,979
Capital One Financial Corp.
349 63,668
Total Financial 3,971,186
ENERGY - 11 .7%
Phillips 66
1,763 321,183
Valero Energy Corp.
1,223 302,179
APA Corp.
6,317 268,093
Marathon Petroleum Corp.
1,048 255,901
Occidental Petroleum Corp.
2,625 170,625
Diamondback Energy, Inc.
861 170,297
Devon Energy Corp.
3,278 164,949
Chevron Corp.
695 143,796
Halliburton Co.
3,561 138,843
ConocoPhillips
952 125,664
Coterra Energy, Inc.
3,545 124,571
Exxon Mobil Corp.
694 117,744
SLB Ltd.
1,966 101,033
ONEOK, Inc.
1,117 100,966
Total Energy 2,505,844
CONSUMER, CYCLICAL - 11 .4%
Ford Motor Co.
32,018 369,488
General Motors Co.
4,929 367,210
Target Corp.
2,836 343,723
Best Buy Company, Inc.
2,654 170,387
United Airlines Holdings, Inc.*
1,786 164,437
Delta Air Lines, Inc.
2,435 161,879
Dollar General Corp.
1,230 146,038
MGM Resorts International*
3,508 129,831
Southwest Airlines Co.
3,347 125,747
Lennar Corp. — Class A
1,339 116,279
Aptiv plc*
1,672 116,104
PulteGroup, Inc.
727 85,502
DR Horton, Inc.
573 78,627
Genuine Parts Co.
711 75,188
Total Consumer, Cyclical 2,450,440
BASIC MATERIALS - 10 .4%
Dow, Inc.
14,485 603,300
LyondellBasell Industries
N.V. — Class A
5,886 474,176
Mosaic Co.
16,430 418,965
DuPont de Nemours, Inc.
6,894 315,745
International Paper Co.
5,129 183,106
International Flavors &
Fragrances, Inc.
1,760 127,688
Nucor Corp.
673 113,804
Total Basic Materials 2,236,784
COMMUNICATIONS - 6 .1%
Comcast Corp. — Class A
9,481 272,200
Charter Communications,
Inc. — Class A*
1,189 256,681
Paramount Skydance
Corp. — Class B
a
19,778 178,398
Verizon Communications, Inc.
3,116 156,423
AT&T, Inc.
4,452 129,063

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
PURE VALUE FUND
March 31, 2026
| 109
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.1% (continued)
COMMUNICATIONS - 6.1% (continued)
Omnicom Group, Inc.
1,322 $ 99,560
Warner Bros Discovery, Inc.*
2,828 77,657
Walt Disney Co.
743 71,610
News Corp. — Class A
2,320 57,838
News Corp. — Class B
775 22,095
Total Communications 1,321,525
INDUSTRIAL - 5 .7%
Smurfit Westrock plc
7,950 316,808
Stanley Black & Decker, Inc.
2,956 210,053
FedEx Corp.
483 172,035
Amcor plc
3,528 140,238
Textron, Inc.
1,293 113,215
Huntington Ingalls Industries,
Inc.
268 101,813
Ball Corp.
1,705 100,783
Builders FirstSource, Inc.*
943 77,637
Total Industrial 1,232,582
UTILITIES - 4 .2%
PG&E Corp.
11,061 194,342
Edison International
2,483 181,706
AES Corp.
8,759 123,414
Consolidated Edison, Inc.
971 109,898
Pinnacle West Capital Corp.
1,077 108,508
A
A
A SHARES VALUE
COMMON STOCKS - 99.1% (continued)
UTILITIES - 4.2% (continued)
Eversource Energy
1,358 $ 94,082
Exelon Corp.
1,869 91,618
Total Utilities 903,568
TECHNOLOGY - 2 .0%
Hewlett Packard Enterprise
Co.
8,051 191,695
HP, Inc.
6,551 125,845
Fiserv, Inc.*
2,109 117,682
Total Technology 435,222
Total Common Stocks
(Cost $16,826,158) 21,315,536
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 45,505 45,505
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 41,354 41,354
Total Repurchase Agreements
(Cost $86,859) 86,859
Total Investments - 99.5%
(Cost $16,913,017) $ 21,402,395
Other Assets & Liabilities, net - 0.5% 111,721
Total Net Assets - 100.0% $ 21,514,116
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 5 .
b
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 21,315,536 $ — $ — $ 21,315,536
Repurchase Agreements — 86,859 — 86,859
Total Assets $ 21,315,536 $ 86,859 $ — $ 21,402,395
– – – –

110 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
S&P MIDCAP 400
®
PURE GROWTH FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 100 .2%
INDUSTRIAL - 31 .2%
Woodward, Inc.
720 $ 257,702
MasTec, Inc.*
774 249,027
Sterling Infrastructure, Inc.*
549 223,591
Fabrinet*
404 210,694
Curtiss-Wright Corp.
291 198,206
ATI, Inc.*
1,299 188,953
Dycom Industries, Inc.*
536 181,607
TTM Technologies, Inc.*
1,737 169,219
Advanced Energy Industries,
Inc.
512 165,227
AeroVironment, Inc.*
876 160,352
Vicor Corp.*
979 157,619
BWX Technologies, Inc.
712 145,597
XPO, Inc.*
743 144,551
Chart Industries, Inc.*
627 129,632
Kratos Defense & Security
Solutions, Inc.*
1,803 127,129
nVent Electric plc
1,050 124,194
EnerSys
690 119,867
SPX Technologies, Inc.*
574 114,766
ITT, Inc.
524 99,838
Flex Ltd.*
1,500 98,190
RBC Bearings, Inc.*
167 90,701
Flowserve Corp.
1,132 83,213
Hexcel Corp.
1,024 82,872
Watts Water Technologies,
Inc. — Class A
278 80,701
Moog, Inc. — Class A
226 66,137
Tetra Tech, Inc.
2,034 61,264
TopBuild Corp.*
128 44,966
Total Industrial 3,775,815
CONSUMER, NON-CYCLICAL - 26 .0%
Arrowhead Pharmaceuticals,
Inc.*
4,202 263,465
Halozyme Therapeutics, Inc.*
3,575 231,052
United Therapeutics Corp.*
360 213,473
Medpace Holdings, Inc.*
441 211,764
Celsius Holdings, Inc.*
4,833 171,475
Ensign Group, Inc.
850 171,275
Exelixis, Inc.*
3,603 154,533
UL Solutions, Inc. — Class A
1,767 151,450
Neurocrine Biosciences, Inc.*
1,064 140,171
Penumbra, Inc.*
426 139,886
Tenet Healthcare Corp.*
732 138,136
Globus Medical, Inc. — Class
A*
1,562 134,582
Option Care Health, Inc.*
4,606 123,993
Elanco Animal Health, Inc.*
4,834 115,678
API Group Corp.*
2,804 113,618
Jazz Pharmaceuticals plc*
591 111,728
Coca-Cola Consolidated, Inc.
494 94,720
Valvoline, Inc.*
2,624 88,376
LivaNova plc*
1,153 73,285
HealthEquity, Inc.*
820 68,527
Encompass Health Corp.
697 67,421
Grand Canyon Education,
Inc.*
390 66,312
Sotera Health Co.*
4,186 60,027
Paylocity Holding Corp.*
432 46,673
Total Consumer, Non-cyclical 3,151,620
A
A
A SHARES VALUE
COMMON STOCKS - 100.2% (continued)
CONSUMER, CYCLICAL - 11 .2%
Five Below, Inc.*
1,067 $ 243,788
FirstCash Holdings, Inc.
1,009 189,692
Boyd Gaming Corp.
1,666 136,912
Somnigroup International, Inc.
1,542 113,985
Travel + Leisure Co.
1,613 111,603
Hilton Grand Vacations, Inc.*
2,603 101,829
Casey's General Stores, Inc.
131 95,350
RB Global, Inc.
985 94,412
Ollie's Bargain Outlet
Holdings, Inc.*
903 83,112
Planet Fitness, Inc. — Class
A*
983 73,116
Churchill Downs, Inc.
649 58,300
Wingstop, Inc.
334 51,760
Total Consumer, Cyclical 1,353,859
TECHNOLOGY - 10 .2%
Rambus, Inc.*
2,131 183,330
Twilio, Inc. — Class A*
1,129 142,051
CACI International,
Inc. — Class A*
236 128,353
MACOM Technology
Solutions Holdings, Inc.*
569 126,358
Everpure, Inc. — Class A*
1,767 104,324
Okta, Inc.*
954 75,089
Appfolio, Inc. — Class A*
450 71,019
Dropbox, Inc. — Class A*
2,965 67,365
SiTime Corp.*
181 62,508
Dynatrace, Inc.*
1,685 62,311
Pegasystems, Inc.
1,398 59,499
Guidewire Software, Inc.*
375 56,085
Doximity, Inc. — Class A*
2,134 49,722
ExlService Holdings, Inc.*
1,449 44,122
Total Technology 1,232,136
BASIC MATERIALS - 5 .7%
Carpenter Technology Corp.
612 241,220
Hecla Mining Co.
11,232 209,252
Royal Gold, Inc.
666 169,491
NewMarket Corp.
115 73,709
Total Basic Materials 693,672
ENERGY - 5 .6%
TechnipFMC plc
4,302 297,397
Valaris Ltd.*
3,030 297,061
Antero Midstream Corp.
3,565 81,282
Total Energy 675,740
FINANCIAL - 4 .4%
Sabra Health Care REIT, Inc.
6,871 132,129
Federated Hermes, Inc.
1,986 112,626
Affiliated Managers Group,
Inc.
313 86,607
CareTrust REIT, Inc.
2,092 76,672
Kinsale Capital Group, Inc.
198 67,649
First Industrial Realty Trust,
Inc.
993 57,445
Total Financial 533,128
COMMUNICATIONS - 3 .6%
InterDigital, Inc.
807 243,714
Hims & Hers Health, Inc.*
4,958 102,928

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P MIDCAP 400
®
PURE GROWTH FUND
March 31, 2026
| 111
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 100.2% (continued)
COMMUNICATIONS - 3.6% (continued)
New York Times Co. — Class
A
1,005 $ 84,149
Total Communications 430,791
UTILITIES - 2 .3%
Talen Energy Corp.*
588 187,707
Ormat Technologies, Inc.
863 96,587
Total Utilities 284,294
Total Common Stocks
(Cost $10,583,171) 12,131,055
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
a
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 32,761 $ 32,761
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 29,772 29,772
Total Repurchase Agreements
(Cost $62,533) 62,533
Total Investments - 100.7%
(Cost $10,645,704) $ 12,193,588
Other Assets & Liabilities, net - (0.7)% (84,477)
Total Net Assets - 100.0% $ 12,109,111
*
Non-income producing security.
a
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 12,131,055 $ — $ — $ 12,131,055
Repurchase Agreements — 62,533 — 62,533
Total Assets $ 12,131,055 $ 62,533 $ — $ 12,193,588
– – – –

112 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
S&P MIDCAP 400
®
PURE VALUE FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .5%
CONSUMER, CYCLICAL - 23 .8%
Lear Corp.
1,250 $ 151,350
PVH Corp.
1,651 115,174
Harley-Davidson, Inc.
4,941 99,907
Macy's, Inc.
5,411 97,885
Lithia Motors, Inc. — Class A
390 97,391
Penske Automotive Group,
Inc.
623 93,151
Alaska Air Group, Inc.*
2,275 83,674
AutoNation, Inc.*
413 80,642
Taylor Morrison Home Corp.*
1,346 78,391
BorgWarner, Inc.
1,238 67,174
Whirlpool Corp.
1,242 66,969
KB Home
1,278 66,136
Goodyear Tire & Rubber Co.*
9,162 60,744
Thor Industries, Inc.
697 55,683
Murphy USA, Inc.
106 52,361
Aramark
1,167 47,310
American Airlines Group, Inc.*
4,224 45,366
WESCO International, Inc.
159 43,505
Visteon Corp.
424 38,631
Columbia Sportswear Co.
669 36,668
BJ's Wholesale Club
Holdings, Inc.*
342 33,660
Gap, Inc.
1,388 33,590
Bath & Body Works, Inc.
1,452 27,109
Polaris, Inc.
493 26,868
Total Consumer, Cyclical 1,599,339
FINANCIAL - 20 .8%
Brighthouse Financial, Inc.*
2,238 134,011
Reinsurance Group of
America, Inc.
518 105,755
Park Hotels & Resorts, Inc.
REIT
9,235 97,245
Flagstar Bank North America
4,549 59,910
Valley National Bancorp
4,370 53,664
Unum Group
727 53,093
Voya Financial, Inc.
766 52,333
First American Financial Corp.
818 49,317
Bank OZK
1,033 47,404
Prosperity Bancshares, Inc.
688 46,220
FNB Corp.
2,759 46,130
Selective Insurance Group,
Inc.
602 45,385
Corebridge Financial, Inc.
1,877 44,785
CNO Financial Group, Inc.
1,076 44,181
Jones Lang LaSalle, Inc.*
140 42,605
United Bankshares, Inc.
1,023 42,373
Ally Financial, Inc.
1,059 41,545
Associated Banc-Corp
1,520 39,307
SouthState Bank Corp.
409 37,841
Webster Financial Corp.
534 37,070
Columbia Banking System,
Inc.
1,240 34,013
Cousins Properties, Inc. REIT
1,506 33,990
Zions Bancorp North America
587 33,823
Old National Bancorp
1,518 33,548
Pinnacle Financial Partners,
Inc.
348 29,977
Kilroy Realty Corp. REIT
1,027 28,972
Hancock Whitney Corp.
453 28,806
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
FINANCIAL - 20.8% (continued)
Starwood Property Trust, Inc.
REIT
1,600 $ 27,552
Jefferies Financial Group, Inc.
627 25,876
Total Financial 1,396,731
INDUSTRIAL - 20 .7%
Avnet, Inc.
3,285 202,422
Arrow Electronics, Inc.*
1,375 197,189
TD SYNNEX Corp.
763 128,726
Fluor Corp.*
2,213 103,236
Sonoco Products Co.
1,817 98,282
Greif, Inc. — Class A
1,183 79,344
Terex Corp.
1,318 77,894
Avient Corp.
1,868 67,808
GXO Logistics, Inc.*
1,287 66,731
Knight-Swift Transportation
Holdings, Inc.
1,139 65,584
CNH Industrial N.V.
5,892 64,812
Ryder System, Inc.
271 55,476
Silgan Holdings, Inc.
1,308 50,750
Graphic Packaging Holding
Co.
5,036 50,058
AGCO Corp.
374 43,335
UFP Industries, Inc.
444 40,901
Total Industrial 1,392,548
ENERGY - 13 .7%
PBF Energy, Inc. — Class A
4,717 224,623
HF Sinclair Corp.
2,596 161,964
Chord Energy Corp.
931 132,370
NOV, Inc.
6,026 113,349
Matador Resources Co.
1,309 82,703
Ovintiv, Inc.
1,302 77,287
Murphy Oil Corp.
1,699 70,084
Permian Resources
Corp. — Class A
2,850 60,762
Total Energy 923,142
CONSUMER, NON-CYCLICAL - 10 .1%
Albertsons Companies,
Inc. — Class A
5,331 90,840
Darling Ingredients, Inc.*
1,329 82,198
Performance Food Group
Co.*
889 76,152
Flowers Foods, Inc.
8,277 67,457
Coty, Inc. — Class A*
31,683 63,683
Pilgrim's Pride Corp.
1,593 60,152
US Foods Holding Corp.*
646 59,568
Post Holdings, Inc.*
580 57,339
Envista Holdings Corp.*
1,864 47,290
Ingredion, Inc.
367 41,346
Euronet Worldwide, Inc.*
462 30,663
Total Consumer, Non-cyclical 676,688
BASIC MATERIALS - 6 .9%
Olin Corp.
5,536 164,585
Westlake Corp.
962 112,381
Alcoa Corp.
970 64,340
Cleveland-Cliffs, Inc.*
7,570 63,967
Cabot Corp.
439 33,061
Commercial Metals Co.
444 27,275
Total Basic Materials 465,609

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P MIDCAP 400
®
PURE VALUE FUND
March 31, 2026
| 113
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.5% (continued)
TECHNOLOGY - 3 .5%
Concentrix Corp.
4,715 $ 129,002
Science Applications
International Corp.
508 48,219
Kyndryl Holdings, Inc.*
2,298 30,150
KBR, Inc.
658 24,254
Total Technology 231,625
Total Common Stocks
(Cost $5,406,453) 6,685,682
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
a
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 16,161 $ 16,161
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 14,687 14,687
Total Repurchase Agreements
(Cost $30,848) 30,848
Total Investments - 100.0%
(Cost $5,437,301) $ 6,716,530
Other Assets & Liabilities, net - 0.0% 400
Total Net Assets - 100.0% $ 6,716,930
*
Non-income producing security.
a
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 6,685,682 $ — $ — $ 6,685,682
Repurchase Agreements — 30,848 — 30,848
Total Assets $ 6,685,682 $ 30,848 $ — $ 6,716,530
– – – –

114 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
S&P SMALLCAP 600
®
PURE GROWTH FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .1%
CONSUMER, NON-CYCLICAL - 28 .9%
Protagonist Therapeutics,
Inc.*
936 $ 98,654
Phibro Animal Health
Corp. — Class A
1,686 93,253
PTC Therapeutics, Inc.*
1,251 85,231
Laureate Education, Inc.*
2,050 71,422
ANI Pharmaceuticals, Inc.*
922 70,902
ACADIA Pharmaceuticals,
Inc.*
3,146 70,030
TransMedics Group, Inc.*
649 64,517
Chefs' Warehouse, Inc.*
1,021 60,698
Indivior Pharmaceuticals, Inc.*
1,949 59,406
Krystal Biotech, Inc.*
228 58,897
Progyny, Inc.*
3,343 56,764
Ligand Pharmaceuticals,
Inc. — Class B*
281 56,102
Catalyst Pharmaceuticals,
Inc.*
2,224 55,066
Collegium Pharmaceutical,
Inc.*
1,659 54,863
TG Therapeutics, Inc.*
1,599 53,119
Covista, Inc.*
460 53,015
Apellis Pharmaceuticals, Inc.*
1,275 51,293
BrightSpring Health Services,
Inc.*
1,187 50,578
Artivion, Inc.*
1,201 43,981
Vita Coco Company, Inc.*
905 43,359
Cal-Maine Foods, Inc.
a
519 41,079
Pediatrix Medical Group, Inc.*
1,886 40,342
Healthcare Services Group,
Inc.*
2,116 39,252
Sezzle, Inc.*
598 37,847
National HealthCare Corp.
235 37,529
Veracyte, Inc.*
1,013 32,629
Harmony Biosciences
Holdings, Inc.*
1,157 32,408
Alkermes plc*
915 32,354
Corcept Therapeutics, Inc.*
794 32,006
Privia Health Group, Inc.*
1,505 30,958
Pacira BioSciences, Inc.*
1,296 29,290
Tootsie Roll Industries, Inc.
599 25,589
UFP Technologies, Inc.*
130 25,168
EVERTEC, Inc.
851 24,015
Vital Farms, Inc.*
1,421 20,064
ADMA Biologics, Inc.*
2,043 18,407
Inspire Medical Systems, Inc.*
173 8,923
Ligand Pharmaceuticals, Inc.
b
338 —
Total Consumer, Non-cyclical 1,759,010
INDUSTRIAL - 20 .7%
Argan, Inc.
184 100,216
Powell Industries, Inc.
172 93,066
Primoris Services Corp.
597 85,395
DXP Enterprises, Inc.*
602 84,117
OSI Systems, Inc.*
261 69,298
ESCO Technologies, Inc.
224 63,027
AAR Corp.*
572 62,611
National Presto Industries,
Inc.
443 60,718
MYR Group, Inc.*
213 60,134
International Seaways, Inc.
784 57,138
A
A
A SHARES VALUE
COMMON STOCKS - 99.1% (continued)
INDUSTRIAL - 20.7% (continued)
Everus Construction Group,
Inc.*
474 $ 55,960
Enviri Corp.*
2,666 52,307
AZZ, Inc.
404 50,553
Federal Signal Corp.
394 42,607
Sanmina Corp.*
293 37,985
Armstrong World Industries,
Inc.
209 34,443
Mirion Technologies, Inc.*
1,704 31,677
Mercury Systems, Inc.*
433 31,570
Proto Labs, Inc.*
531 30,278
Granite Construction, Inc.
242 29,011
Badger Meter, Inc.
155 23,614
JBT Marel Corp.
181 23,144
Zurn Elkay Water Solutions
Corp.
505 22,644
Brady Corp. — Class A
255 20,716
Standex International Corp.
81 20,644
Frontdoor, Inc.*
384 20,298
Total Industrial 1,263,171
FINANCIAL - 19 .7%
StoneX Group, Inc.*
1,011 81,537
ARMOUR Residential REIT,
Inc. REIT
4,759 79,380
Adamas Trust, Inc. REIT
10,761 79,201
SiriusPoint Ltd.*
3,534 76,122
Acadian Asset Management,
Inc.
1,396 75,970
EZCORP, Inc. — Class A*
2,898 73,551
Enova International, Inc.*
442 60,037
St. Joe Co.
912 57,274
Mercury General Corp.
649 57,209
Palomar Holdings, Inc.*
474 56,643
Ellington Financial, Inc. REIT
4,394 52,069
Curbline Properties Corp.
REIT
1,949 50,265
HCI Group, Inc.
319 49,321
PennyMac Mortgage
Investment Trust REIT
4,025 46,932
Axos Financial, Inc.*
527 44,842
Pathward Financial, Inc.
468 41,760
Bancorp, Inc.*
763 40,996
Virtu Financial, Inc. — Class A
868 38,175
WisdomTree, Inc.
2,352 34,245
PJT Partners, Inc. — Class A
193 26,966
NMI Holdings, Inc.*
711 26,670
StepStone Group,
Inc. — Class A
553 26,389
Preferred Bank/Los Angeles
CA
250 22,672
Total Financial 1,198,226
TECHNOLOGY - 10 .2%
DigitalOcean Holdings, Inc.*
1,176 100,877
Clear Secure, Inc. — Class A
2,000 96,820
ACM Research, Inc. — Class
A*
2,161 85,035
Adeia, Inc.
3,212 77,184
Life360, Inc.*
1,682 68,659
CSG Systems International,
Inc.
602 48,124
FormFactor, Inc.*
408 39,572

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P SMALLCAP 600
®
PURE GROWTH FUND
March 31, 2026
| 115
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 99.1% (continued)
TECHNOLOGY - 10.2% (continued)
Waystar Holding Corp.*
1,015 $ 24,472
Digi International, Inc.*
477 22,992
LiveRamp Holdings, Inc.*
860 22,807
PDF Solutions, Inc.*
634 20,738
Agilysys, Inc.*
189 13,446
Total Technology 620,726
COMMUNICATIONS - 8 .3%
Uniti Group, Inc.*
9,278 87,028
Sphere Entertainment Co.*
649 76,193
Viavi Solutions, Inc.*
1,782 59,305
Liquidity Services, Inc.*
1,771 54,139
Viasat, Inc.*
1,102 50,472
Calix, Inc.*
847 41,494
Lyft, Inc. — Class A*
2,746 36,522
Etsy, Inc.*
549 27,439
TripAdvisor, Inc.*
2,020 21,533
Upwork, Inc.*
1,669 18,292
Sprinklr, Inc. — Class A*
2,912 17,472
Gogo, Inc.*
4,318 17,358
Total Communications 507,247
CONSUMER, CYCLICAL - 8 .2%
PriceSmart, Inc.
348 52,374
OneSpaWorld Holdings Ltd.
2,137 49,044
Urban Outfitters, Inc.*
724 45,865
Brinker International, Inc.*
296 42,260
OPENLANE, Inc.*
1,418 41,335
Acushnet Holdings Corp.
384 35,896
VSE Corp.
184 33,930
National Vision Holdings, Inc.*
1,250 32,375
Boot Barn Holdings, Inc.*
220 32,199
XPEL, Inc.*
657 29,079
Installed Building Products,
Inc.
100 26,515
Red Rock Resorts,
Inc. — Class A
450 24,012
A
A
A SHARES VALUE
COMMON STOCKS - 99.1% (continued)
CONSUMER, CYCLICAL - 8.2% (continued)
Monarch Casino & Resort,
Inc.
222 $ 21,223
Dorman Products, Inc.*
155 16,176
Cavco Industries, Inc.*
33 15,982
Total Consumer, Cyclical 498,265
ENERGY - 2 .3%
Tidewater, Inc.*
946 79,038
Archrock, Inc.
1,316 45,797
Sunrun, Inc.*
1,399 18,970
Total Energy 143,805
UTILITIES - 0 .4%
Clearway Energy,
Inc. — Class C
426 16,738
Clearway Energy,
Inc. — Class A
173 6,776
Total Utilities 23,514
BASIC MATERIALS - 0 .4%
Sensient Technologies Corp.
256 22,129
Total Common Stocks
(Cost $4,861,986) 6,036,093
FACE
AMOUNT
REPURCHASE AGREEMENTS
c
- 0 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 13,088 13,088
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 11,895 11,895
Total Repurchase Agreements
(Cost $24,983) 24,983
Total Investments - 99.5%
(Cost $4,886,969) $ 6,061,076
Other Assets & Liabilities, net - 0.5% 33,020
Total Net Assets - 100.0% $ 6,094,096
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 5 .
b
Value determined based on Level 3 inputs — See Note 3 .
c
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P SMALLCAP 600
®
PURE GROWTH FUND
March 31, 2026
116 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 6,036,093 $ — $ —
a
$ 6,036,093
Repurchase Agreements — 24,983 — 24,983
Total Assets $ 6,036,093 $ 24,983 $ — $ 6,061,076
– – – –
a
Securities with a market value of $0.

| 117
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
S&P SMALLCAP 600
®
PURE VALUE FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 99 .4%
CONSUMER, CYCLICAL - 29 .9%
MarineMax, Inc.*
4,738 $ 128,210
CarMax, Inc.*
2,761 114,802
Newell Brands, Inc.
33,296 114,205
Marriott Vacations Worldwide
Corp.
1,599 104,127
G-III Apparel Group Ltd.
3,752 103,930
Adient plc*
4,935 99,736
MillerKnoll, Inc.
6,810 98,473
Century Communities, Inc.
1,629 93,472
Dauch Corp.*
15,752 93,409
Oxford Industries, Inc.
2,417 93,079
ScanSource, Inc.*
2,545 92,384
JetBlue Airways Corp.*
19,727 87,193
Cracker Barrel Old Country
Store, Inc.
a
3,097 87,057
Titan International, Inc.*
12,584 86,955
Winnebago Industries, Inc.
2,692 83,425
Tri Pointe Homes, Inc.*
1,701 79,488
Carter's, Inc.
2,209 78,994
Asbury Automotive Group,
Inc.*
401 78,359
Leggett & Platt, Inc.
7,655 75,631
Kohl's Corp.
5,730 73,917
Sonic Automotive,
Inc. — Class A
1,052 72,136
LGI Homes, Inc.*
1,779 70,324
Fox Factory Holding Corp.*
4,253 70,004
Caesars Entertainment, Inc.*
2,535 67,000
Under Armour, Inc. — Class
A*
11,163 65,973
Penn Entertainment, Inc.*
4,324 64,990
Group 1 Automotive, Inc.
188 62,158
Standard Motor Products, Inc.
1,754 60,934
Advance Auto Parts, Inc.
1,152 60,768
LKQ Corp.
1,988 58,388
Dream Finders Homes,
Inc. — Class A*
3,895 54,218
Sun Country Airlines
Holdings, Inc.*
3,165 52,286
Phinia, Inc.
691 47,292
Sally Beauty Holdings, Inc.*
3,303 45,747
Academy Sports & Outdoors,
Inc.
802 45,273
Central Garden & Pet
Co. — Class A*
1,333 43,216
Rush Enterprises,
Inc. — Class A
632 41,782
Meritage Homes Corp.
669 41,371
PC Connection, Inc.
704 41,156
Under Armour, Inc. — Class
C*
6,963 40,316
M/I Homes, Inc.*
291 35,633
Allegiant Travel Co.*
322 26,095
Ethan Allen Interiors, Inc.
1,036 23,061
La-Z-Boy, Inc.
622 19,991
Central Garden & Pet Co.*
209 7,685
Total Consumer, Cyclical 3,084,643
CONSUMER, NON-CYCLICAL - 21 .8%
Acadia Healthcare Company,
Inc.*
7,677 179,565
Edgewell Personal Care Co.
a
6,949 148,292
ManpowerGroup, Inc.
4,489 132,246
A
A
A SHARES VALUE
COMMON STOCKS - 99.4% (continued)
CONSUMER, NON-CYCLICAL - 21.8% (continued)
AdaptHealth Corp.*
10,484 $ 124,760
Andersons, Inc.
1,570 112,695
Fresh Del Monte Produce,
Inc.
2,731 109,950
Vestis Corp.*
13,783 108,334
United Natural Foods, Inc.*
2,324 104,719
Molina Healthcare, Inc.*
778 103,707
Select Medical Holdings Corp.
5,964 97,154
Universal Corp.
1,736 91,487
Quanex Building Products
Corp.
4,956 89,059
Deluxe Corp.
3,086 84,988
Perrigo Company plc
7,843 84,234
Upbound Group, Inc.
4,406 79,528
Astrana Health, Inc.*
3,102 76,061
AMN Healthcare Services,
Inc.*
3,837 70,371
ABM Industries, Inc.
1,786 68,797
Grocery Outlet Holding Corp.*
9,590 67,609
Organon & Co.
9,691 58,049
Monro, Inc.
3,550 56,942
PROG Holdings, Inc.
1,727 49,548
Matthews International
Corp. — Class A
1,395 36,019
Robert Half, Inc.
1,317 33,452
Insperity, Inc.
982 26,553
GEO Group, Inc.*
1,572 26,425
CoreCivic, Inc.*
1,303 24,640
Total Consumer, Non-cyclical 2,245,184
INDUSTRIAL - 13 .0%
Ichor Holdings Ltd.*
3,312 154,372
ArcBest Corp.
1,250 122,950
Greenbrier Companies, Inc.
2,015 106,090
World Kinect Corp.
3,644 84,067
Heartland Express, Inc.
6,603 68,671
Vishay Intertechnology, Inc.
3,710 66,780
RXO, Inc.*
4,521 66,097
Boise Cascade Co.
843 63,942
American Woodmark Corp.*
1,478 58,869
Werner Enterprises, Inc.
1,994 58,643
Mohawk Industries, Inc.*
591 58,190
Masterbrand, Inc.*
6,019 50,018
O-I Glass, Inc.*
4,621 48,567
Metallus, Inc.*
2,861 46,749
Benchmark Electronics, Inc.
704 39,466
Worthington Steel, Inc.
1,256 38,120
Marten Transport Ltd.
2,790 36,633
Matson, Inc.
207 33,936
Apogee Enterprises, Inc.
999 33,506
Schneider National,
Inc. — Class B
1,232 32,475
Hub Group, Inc. — Class A
890 32,076
Energizer Holdings, Inc.
1,275 20,935
Forward Air Corp.*
1,092 18,247
Total Industrial 1,339,399
FINANCIAL - 11 .4%
Kemper Corp.
3,162 96,631
Genworth Financial, Inc.*
11,666 94,728
Lincoln National Corp.
2,398 85,129

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P SMALLCAP 600
®
PURE VALUE FUND
March 31, 2026
118 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 99.4% (continued)
FINANCIAL - 11.4% (continued)
Pebblebrook Hotel Trust
4,917 $ 62,102
Jackson Financial,
Inc. — Class A
568 60,049
Rithm Capital Corp. REIT
5,990 56,785
Merchants Bancorp
1,235 52,994
Safehold, Inc. REIT
3,584 48,491
Employers Holdings, Inc.
1,166 47,969
Cushman & Wakefield Ltd.*
3,808 46,686
Hope Bancorp, Inc.
3,668 40,971
PRA Group, Inc.*
2,292 40,110
Bread Financial Holdings, Inc.
511 38,269
Apollo Commercial Real
Estate Finance, Inc. REIT
3,529 37,266
Arbor Realty Trust, Inc. REIT
4,715 36,353
Franklin BSP Realty Trust,
Inc. REIT
4,120 34,979
Easterly Government
Properties, Inc. REIT
1,578 33,816
Innovative Industrial
Properties, Inc. REIT
670 33,607
Encore Capital Group, Inc.*
455 31,905
Capitol Federal Financial, Inc.
4,212 30,031
Apple Hospitality REIT, Inc.
2,602 29,949
Hilltop Holdings, Inc.
785 28,119
First Financial Bancorp
965 26,904
Provident Financial Services,
Inc.
1,232 26,069
Navient Corp.
2,826 23,117
Stewart Information Services
Corp.
351 21,615
eXp World Holdings, Inc.
2,644 15,838
Total Financial 1,180,482
ENERGY - 9 .6%
Patterson-UTI Energy, Inc.
14,904 161,410
SM Energy Co.
4,195 130,800
Crescent Energy Co. — Class
A
9,111 122,999
Helix Energy Solutions Group,
Inc.*
10,609 104,923
Bristow Group, Inc.
1,381 64,755
Atlas Energy Solutions, Inc.
4,317 56,639
RPC, Inc.
7,751 54,877
Peabody Energy Corp.
1,543 50,842
Northern Oil & Gas, Inc.
1,635 47,791
Liberty Energy, Inc. — Class A
1,552 44,698
DNOW, Inc.*
3,344 39,827
Talos Energy, Inc.*
2,490 39,242
California Resources Corp.
534 36,963
Core Natural Resources, Inc.
320 33,514
Total Energy 989,280
BASIC MATERIALS - 5 .0%
Koppers Holdings, Inc.
3,399 131,473
Stepan Co.
2,002 100,060
FMC Corp.
a
5,267 90,698
Kaiser Aluminum Corp.
388 46,758
A
A
A SHARES VALUE
COMMON STOCKS - 99.4% (continued)
BASIC MATERIALS - 5.0% (continued)
Eastman Chemical Co.
571 $ 43,579
Chemours Co.
1,960 43,179
Minerals Technologies, Inc.
511 36,240
Sylvamo Corp.
690 29,145
Total Basic Materials 521,132
COMMUNICATIONS - 4 .3%
Scholastic Corp.
2,849 111,282
Ziff Davis, Inc.*
,a
1,884 79,053
IAC, Inc.*
1,724 69,012
Versant Media Group, Inc.*
1,725 63,860
Shenandoah
Telecommunications Co.
3,660 56,437
Shutterstock, Inc.
2,097 34,831
Cable One, Inc.*
340 31,011
Total Communications 445,486
TECHNOLOGY - 3 .9%
DXC Technology Co.*
8,673 109,020
ASGN, Inc.*
2,118 81,988
Insight Enterprises, Inc.*
881 59,036
Alpha & Omega
Semiconductor Ltd.*
2,226 49,328
Corsair Gaming, Inc.*
8,322 46,187
Amentum Holdings, Inc.*
1,544 40,267
NCR Voyix Corp.*
3,141 19,883
Total Technology 405,709
UTILITIES - 0 .5%
Hawaiian Electric Industries,
Inc.*
3,303 49,017
Total Common Stocks
(Cost $8,895,466) 10,260,332
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 0 .5%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 26,482 26,482
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 24,066 24,066
Total Repurchase Agreements
(Cost $50,548) 50,548
Total Investments - 99.9%
(Cost $8,946,014) $ 10,310,880
Other Assets & Liabilities, net - 0.1% 6,613
Total Net Assets - 100.0% $ 10,317,493

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P SMALLCAP 600
®
PURE VALUE FUND
March 31, 2026
| 119
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
*
Non-income producing security.
a
All or a portion of this security is on loan at March 31, 2026 — See Note 5 .
b
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 10,260,332 $ — $ — $ 10,260,332
Repurchase Agreements — 50,548 — 50,548
Total Assets $ 10,260,332 $ 50,548 $ — $ 10,310,880
– – – –

120 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 7 .7%
Guggenheim Strategy Fund II
a
10,941 $ 270,687
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
19,735 198,336
Total Mutual Funds
(Cost $456,853) 469,023
FACE
AMOUNT
FEDERAL AGENCY DISCOUNT NOTES - 51 .4%
Federal Farm Credit Bank
3.64% due 04/09/26
b
$ 1,000,000 999,103
Fannie Mae Discount Notes
3.65% due 04/22/26
b
1,000,000 997,874
Federal Home Loan Bank
3.64% due 04/06/26
b
650,000 649,672
Freddie Mac
3.64% due 04/23/26
b
500,000 498,889
Total Federal Agency Discount Notes
(Cost $3,145,627) 3,145,538
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 43 .0%
U.S. Treasury Bonds
4.88% due 02/15/56
b
$ 2,700,000 $ 2,633,765
Total U.S. Treasury Bills
(Cost $2,643,704) 2,633,765
REPURCHASE AGREEMENTS
c
- 16 .1%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 517,159 517,159
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 469,983 469,983
Total Repurchase Agreements
(Cost $987,142) 987,142
Total Investments - 118.2%
(Cost $7,233,326) $ 7,235,468
Other Assets & Liabilities, net - (18.2)% (1,116,016)
Total Net Assets - 100.0% $ 6,119,452
a
Affiliated issuer.
b
Rate indicated is the effective yield at the time of purchase.
c
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
a
Interest Rate Futures Contracts Purchased
U.S. Treasury Ultra Long Bond Futures Contracts 41 Jun 2026 $ 4,764,969 $ 2,958
– –
a
Includes cumulative appreciation (depreciation).
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 469,023 $ — $ — $ 469,023
Federal Agency Discount Notes — 3,145,538 — 3,145,538
U.S. Treasury Bills — 2,633,765 — 2,633,765
Repurchase Agreements — 987,142 — 987,142

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
March 31, 2026
| 121
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Futures Contracts
a
$ 2,958 $ — $ — $ 2,958
Total Assets $ 471,981 $ 6,766,445 $ — $ 7,238,426
– – – –
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Strategy
Fund II $ 271,672 $ — $ — $ — $ (985) $ 270,687 10,941 $ 3,309
Guggenheim Ultra
Short Duration Fund —
Institutional Class 199,125 — — — (789) 198,336 19,735 2,147
$ 470,797 $ — $ — $ — $ (1,774) $ 469,023 $ 5,456

122 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 20 .3%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
31,603 $ 317,612
Guggenheim Strategy Fund II
a
12,691 313,983
Total Mutual Funds
(Cost $625,627) 631,595
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 54 .4%
Individual Repurchase Agreements - 43 .4%
Mizuho Securities USA LLC
issued 03/31/26 at 3.45% due
04/01/26 (secured by a U.S.
Treasury Bond, at a rate
of 4.75% and maturing
02/15/2056 as collateral,
with a value of $ 674,367) to
be repurchased at $674,431 $ 674,367 674,367
Barclays Capital, Inc. issued
03/31/26 at 3.40% due
04/01/26 (secured by a U.S.
Treasury Bond, at a rate
of 3.4% and maturing
02/15/2056 as collateral,
with a value of $ 673,750) to
be repurchased at $673,814 673,750 673,750
Joint Repurchase Agreements - 11 .0%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 177,878 177,878
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
b
- 54.4% (continued)
Joint Repurchase Agreements - 11.0% (continued)
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 161,652 $ 161,652
Total Repurchase Agreements
(Cost $1,687,647) 1,687,647
FEDERAL AGENCY DISCOUNT NOTES - 16 .1%
Freddie Mac
3.64% due 04/23/26
c
200,000 199,556
Federal Home Loan Bank
3.64% due 04/06/26
c
150,000 149,924
Fannie Mae Discount Notes
3.65% due 04/22/26
c
150,000 149,681
Total Federal Agency Discount Notes
(Cost $499,161) 499,161
Total Investments - 90.8%
(Cost $2,812,435) $ 2,818,403
U.S. GOVERNMENT SECURITIES SOLD SHORT - ( 81 .7 ) %
U.S. Treasury Bonds
4.75% due 02/15/56 (2,600,000) (2,536,219)
A A A
Total U.S. Government Securities Sold Short
(Proceeds $2,583,281) (2,536,219)
Other Assets & Liabilities, net - 90.9% 2,820,871
Total Net Assets - 100.0% $ 3,103,055
a
Affiliated issuer.
b
Repurchase Agreements — See Note 4 .
c
Rate indicated is the effective yield at the time of purchase.
LLC — Limited Liability Company
plc — Public Limited Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
a
Interest Rate Futures Contracts Sold Short
U.S. Treasury Ultra Long Bond Futures Contracts 4 Jun 2026 $ 464,875 $ 13,940
– –
a
Includes cumulative appreciation (depreciation).

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
March 31, 2026
| 123
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 631,595 $ — $ — $ 631,595
Repurchase Agreements — 1,687,647 — 1,687,647
Federal Agency Discount Notes — 499,161 — 499,161
Interest Rate Futures Contracts
a
13,940 — — 13,940
Total Assets $ 645,535 $ 2,186,808 $ — $ 2,832,343
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
U.S. Government Securities Sold Short $ — $ 2,536,219 $ — $ 2,536,219
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 318,877 $ — $ — $ — $ (1,265) $ 317,612 31,603 $ 3,438
Guggenheim Strategy
Fund II 315,125 — — — (1,142) 313,983 12,691 3,839
$ 634,002 $ — $ — $ — $ (2,407) $ 631,595 $ 7,277

124 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
HIGH YIELD STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
EXCHANGE-TRADED FUND
a
- 6 .5%
iShares iBoxx $ High Yield
Corporate Bond ETF
1,556 $ 123,795
State Street SPDR Bloomberg
High Yield Bond ETF
1,245 119,172
Total Exchange-Traded Fund
(Cost $263,173) 242,967
MUTUAL FUNDS - 30 .4%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
b
57,301 575,872
Guggenheim Strategy Fund II
b
23,000 569,011
Total Mutual Funds
(Cost $1,124,043) 1,144,883
MONEY MARKET FUNDS
a
- 0 .1%
Dreyfus Treasury Obligations
Cash Management Fund
— Institutional Shares,
3.54%
c,d
2,391 2,391
Total Money Market Funds
(Cost $2,391) 2,391
A
A
A
FACE
AMOUNT VALUE
FEDERAL AGENCY DISCOUNT NOTES - 39 .8%
Federal Home Loan Bank
3.64% due 04/08/26
e
$ 500,000 $ 499,648
Freddie Mac
3.64% due 04/23/26
e
500,000 498,889
Federal Agricultural Mortgage
Corp.
3.62% due 04/27/26
e
500,000 498,700
Total Federal Agency Discount Notes
(Cost $1,497,237) 1,497,237
REPURCHASE AGREEMENTS
f
- 9 .1%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 179,374 179,374
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 163,011 163,011
Total Repurchase Agreements
(Cost $342,385) 342,385
Total Investments - 85.9%
(Cost $3,229,229) $ 3,229,863
Other Assets & Liabilities, net - 14.1% 532,072
Total Net Assets - 100.0% $ 3,761,935
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Affiliated issuer.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
e
Rate indicated is the effective yield at the time of purchase.
f
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Interest Rate Futures Contracts Purchased
U.S. Treasury 5 Year Note Futures Contracts 30 Jun 2026 $ 3,245,156 $ (48,331)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Credit Index Swap Agreements
BNP Paribas
iShares iBoxx
$ High Yield
Corporate Bond
ETF Pay
4.19% (Federal
Funds Rate +
0.55%) At Maturity 06/10/26 364 $ 28,894 $ 30

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
HIGH YIELD STRATEGY FUND
March 31, 2026
| 125
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
BNP Paribas
State Street
SPDR
Bloomberg High
Yield Bond ETF Pay
4.19% (Federal
Funds Rate +
0.55%) At Maturity 06/10/26 192 $ 18,357 $ 20
Goldman Sachs
International
iShares iBoxx
$ High Yield
Corporate Bond
ETF Pay
3.64% (Federal
Funds Rate) At Maturity 01/07/27 86 6,830 8
$ 54,081 $ 58
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Appreciation
a
Barclays Bank
plc ICE
CDX.
NA.HY.45.V2 5.00% Quarterly 12/20/30
$ 3,019,500
$ (166,349) $ (180,982) $ 14,633
Centrally Cleared Credit Default Swap Agreements Protection Sold
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
Unrealized
Depreciation
a
Barclays Bank
plc ICE
CDX.
NA.HY.45.V2 5.00% Quarterly 12/20/30
$ 6,385,500
$ 351,788 $ 440,876 $ (89,088)
a
Includes cumulative appreciation (depreciation).
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
CDX.NA.HY.45.V2 — Credit Default Swap North American High Yield Series 45 Index Version 2
ICE — Intercontinental Exchange
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Exchange-Traded Fund $ 242,967 $ — $ — $ 242,967
Mutual Funds 1,144,883 — — 1,144,883
Money Market Funds 2,391 — — 2,391
Federal Agency Discount Notes — 1,497,237 — 1,497,237
Repurchase Agreements — 342,385 — 342,385
Credit Default Swap Agreements
a
— 14,633 — 14,633
Credit Index Swap Agreements
a
— 58 — 58
Total Assets $ 1,390,241 $ 1,854,313 $ — $ 3,244,554
– – – –

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
HIGH YIELD STRATEGY FUND
March 31, 2026
126 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Futures Contracts
a
$ 48,331 $ — $ — $ 48,331
Credit Default Swap Agreements
a
— 89,088 — 89,088
Total Liabilities $ 48,331 $ 89,088 $ — $ 137,419
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 578,164 $ — $ — $ — $ (2,292) $ 575,872 57,301 $ 6,234
Guggenheim Strategy
Fund II 571,081 — — — (2,070) 569,011 23,000 6,956
$ 1,149,245 $ — $ — $ — $ (4,362) $ 1,144,883 $ 13,190

| 127
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
EUROPE 1.25x STRATEGY FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 41 .9%
CONSUMER, NON-CYCLICAL - 12 .1%
AstraZeneca plc
146 $ 28,794
Novartis AG ADR
179 27,342
Roche Holding AG ADR
532 26,446
Nestle S.A. ADR
243 24,081
British American Tobacco plc
ADR
205 11,986
Unilever plc ADR
205 11,679
Novo Nordisk A/S ADR
303 11,135
GSK plc ADR
193 10,652
Sanofi S.A. ADR
214 10,311
L'Oreal S.A. ADR
114 9,340
EssilorLuxottica S.A. ADR
59 6,873
Anheuser-Busch InBev S.A.
ADR
97 6,729
RELX plc ADR
172 5,702
Total Consumer, Non-cyclical 191,070
FINANCIAL - 9 .3%
HSBC Holdings plc ADR
323 26,644
Banco Santander S.A. ADR
1,391 15,690
Allianz SE ADR
359 15,092
Banco Bilbao Vizcaya
Argentaria S.A. ADR
541 11,718
UBS Group AG
291 11,369
UniCredit SpA ADR
284 10,241
Zurich Insurance Group AG
ADR
276 9,801
BNP Paribas S.A. ADR
195 9,280
Intesa Sanpaolo SpA ADR
240 8,782
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen ADR
614 7,718
AXA S.A. ADR
166 7,634
ING Groep N.V. ADR
276 7,190
London Stock Exchange
Group plc ADR*
185 5,519
Total Financial 146,678
INDUSTRIAL - 6 .7%
Siemens AG ADR
142 17,307
Schneider Electric SE ADR
273 14,859
Siemens Energy AG ADR
74 12,485
Rolls-Royce Holdings plc ADR
793 12,228
ABB Ltd. ADR
149 11,992
Safran S.A. ADR
139 11,402
Airbus SE ADR
222 10,490
Vinci S.A. ADR
220 8,257
Rheinmetall AG ADR
22 7,392
Total Industrial 106,412
TECHNOLOGY - 4 .2%
ASML Holding N.V.
37 48,871
SAP SE ADR
97 16,607
Total Technology 65,478
A
A
A SHARES VALUE
COMMON STOCKS - 41.9% (continued)
ENERGY - 3 .5%
Shell plc ADR
267 $ 24,831
TotalEnergies SE
206 18,742
BP plc ADR
259 12,173
Total Energy 55,746
UTILITIES - 1 .9%
Iberdrola S.A. ADR
146 13,467
National Grid plc ADR
98 8,291
Enel SpA ADR
734 7,986
Total Utilities 29,744
CONSUMER, CYCLICAL - 1 .8%
LVMH Moet Hennessy Louis
Vuitton SE ADR
118 12,890
Cie Financiere Richemont
S.A. ADR
507 8,959
Hermes International SCA
ADR
33 6,260
Total Consumer, Cyclical 28,109
BASIC MATERIALS - 1 .3%
Air Liquide S.A. ADR
274 11,371
Rio Tinto plc ADR
101 9,422
Total Basic Materials 20,793
COMMUNICATIONS - 1 .1%
Deutsche Telekom AG ADR
332 12,311
Prosus N.V. ADR
580 5,365
Total Communications 17,676
Total Common Stocks
(Cost $368,425) 661,706
MUTUAL FUNDS - 26 .0%
Guggenheim Strategy Fund II
a
9,255 228,972
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
18,098 181,885
Total Mutual Funds
(Cost $407,812) 410,857
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 12 .3%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 101,750 101,750
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 92,468 92,468
Total Repurchase Agreements
(Cost $194,218) 194,218
Total Investments - 80.2%
(Cost $970,455) $ 1,266,781
Other Assets & Liabilities, net - 19.8% 311,622
Total Net Assets - 100.0% $ 1,578,403
*
Non-income producing security.
a
Affiliated issuer.
b
Repurchase Agreements — See Note 4 .

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
EUROPE 1.25x STRATEGY FUND
March 31, 2026
128 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Equity Futures Contracts Purchased
STOXX 50 Index Futures Contracts 23 Jun 2026 $ 1,299,284 $ 7,291
Currency Futures Contracts Purchased
Euro FX Futures Contracts 9 Jun 2026 1,305,000 $ (791)
– –
a
Includes cumulative appreciation (depreciation).
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 661,706 $ — $ — $ 661,706
Mutual Funds 410,857 — — 410,857
Repurchase Agreements — 194,218 — 194,218
Equity Futures Contracts
a
7,291 — — 7,291
Total Assets $ 1,079,854 $ 194,218 $ — $ 1,274,072
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Currency Futures Contracts
a
$ 791 $ — $ — $ 791
a
Reported as unrealized appreciation/depreciation at period end.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
EUROPE 1.25x STRATEGY FUND
March 31, 2026
| 129
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Strategy
Fund II $ 229,620 $ — $ — $ — $ (648) $ 228,972 9,255 $ 2,801
Guggenheim Ultra
Short Duration Fund —
Institutional Class 182,428 — — — (543) 181,885 18,098 1,989
$ 412,048 $ — $ — $ — $ (1,191) $ 410,857 $ 4,790

130 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
JAPAN 2x STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
FEDERAL AGENCY DISCOUNT NOTES - 33 .5%
Freddie Mac
3.64% due 04/23/26
a
$ 200,000 $ 199,556
Federal Farm Credit Bank
3.64% due 04/09/26
a
185,000 184,834
Federal Home Loan Bank
3.64% due 04/06/26
a
150,000 149,924
Federal Agricultural Mortgage
Corp.
3.62% due 04/27/26
a
150,000 149,610
Total Federal Agency Discount Notes
(Cost $683,940) 683,924
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
b
- 17 .8%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 190,241 $ 190,241
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 172,887 172,887
Total Repurchase Agreements
(Cost $363,128) 363,128
Total Investments - 51.3%
(Cost $1,047,068) $ 1,047,052
Other Assets & Liabilities, net - 48.7% 990,538
Total Net Assets - 100.0% $ 2,037,590
a
Rate indicated is the effective yield at the time of purchase.
b
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Currency Futures Contracts Purchased
Japanese Yen Futures Contracts 51 Jun 2026 $ 4,042,069 $ (24,807)
Equity Futures Contracts Purchased
Micro Nikkei Stock Average Futures Contracts 33 Jun 2026 876,150 $ (8,990)
Nikkei 225 (CME) Index Futures Contracts 12 Jun 2026 3,185,400 (93,596)
$ (102,586)
– –
a
Includes cumulative appreciation (depreciation).
CME — Chicago Mercantile Exchange
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Federal Agency Discount Notes $ — $ 683,924 $ — $ 683,924
Repurchase Agreements — 363,128 — 363,128
Total Assets $ — $ 1,047,052 $ — $ 1,047,052
– – – –

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
JAPAN 2x STRATEGY FUND
March 31, 2026
| 131
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Currency Futures Contracts
a
$ 24,807 $ — $ — $ 24,807
Equity Futures Contracts
a
102,586 — — 102,586
Total Liabilities $ 127,393 $ — $ — $ 127,393
a
Reported as unrealized appreciation/depreciation at period end.

132 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
STRENGTHENING DOLLAR 2x STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
a
- 32 .3%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 227,177 $ 227,177
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 206,453 206,453
Total Repurchase Agreements
(Cost $433,630) 433,630
FEDERAL AGENCY DISCOUNT NOTES - 29 .7%
Federal Home Loan Bank
3.64% due 04/06/26
b
150,000 149,924
Freddie Mac
3.64% due 04/23/26
b
150,000 149,667
A
A
A
FACE
AMOUNT VALUE
FEDERAL AGENCY DISCOUNT NOTES - 29.7% (continued)
Federal Agricultural Mortgage
Corp.
3.62% due 04/27/26
b
$ 100,000 $ 99,740
Total Federal Agency Discount Notes
(Cost $399,331) 399,331
U.S. TREASURY BILLS - 18 .6%
U.S. Treasury Bills
3.60% due 04/07/26
b
250,000 249,850
Total U.S. Treasury Bills
(Cost $249,850) 249,850
Total Investments - 80.6%
(Cost $1,082,811) $ 1,082,811
Other Assets & Liabilities, net - 19.4% 261,567
Total Net Assets - 100.0% $ 1,344,378
a
Repurchase Agreements — See Note 4 .
b
Rate indicated is the effective yield at the time of purchase.
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
a
Currency Futures Contracts Purchased
U.S. Dollar Index Futures Contracts 21 Jun 2026 $ 2,092,545 $ 12,700
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Currency Index Swap Agreements
Goldman Sachs
International U.S. Dollar Index Pay N/A At Maturity 06/17/26 6,084 $ 605,827 $ (4,173)
a
Includes cumulative appreciation (depreciation).
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
STRENGTHENING DOLLAR 2x STRATEGY FUND
March 31, 2026
| 133
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Repurchase Agreements $ — $ 433,630 $ — $ 433,630
Federal Agency Discount Notes — 399,331 — 399,331
U.S. Treasury Bills — 249,850 — 249,850
Currency Futures Contracts
a
12,700 — — 12,700
Total Assets $ 12,700 $ 1,082,811 $ — $ 1,095,511
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Currency Index Swap Agreements
a
$ — $ 4,173 $ — $ 4,173
a
Reported as unrealized appreciation/depreciation at period end.

134 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
WEAKENING DOLLAR 2x STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
FEDERAL AGENCY DISCOUNT NOTES - 56 .5%
Fannie Mae Discount Notes
3.65% due 04/22/26
a
$ 50,000 $ 49,894
Freddie Mac
3.64% due 04/23/26
a
50,000 49,889
Federal Agricultural Mortgage
Corp.
3.62% due 04/27/26
a
50,000 49,870
Total Federal Agency Discount Notes
(Cost $149,653) 149,653
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
b
- 26 .7%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 37,106 $ 37,106
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 33,722 33,722
Total Repurchase Agreements
(Cost $70,828) 70,828
Total Investments - 83.2%
(Cost $220,481) $ 220,481
Other Assets & Liabilities, net - 16.8% 44,601
Total Net Assets - 100.0% $ 265,082
a
Rate indicated is the effective yield at the time of purchase.
b
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
a
Currency Futures Contracts Sold Short
U.S. Dollar Index Futures Contracts 4 Jun 2026 $ 398,580 $ (2,670)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Equity Index Swap Agreements Sold Short
Goldman Sachs
International U.S. Dollar Index Receive At Maturity 06/17/26 1,303 $ 130,000 $ 257
a
Includes cumulative appreciation (depreciation).
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
WEAKENING DOLLAR 2x STRATEGY FUND
March 31, 2026
| 135
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Federal Agency Discount Notes $ — $ 149,653 $ — $ 149,653
Repurchase Agreements — 70,828 — 70,828
Equity Index Swap Agreements
a
— 257 — 257
Total Assets $ — $ 220,738 $ — $ 220,738
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Currency Futures Contracts
a
$ 2,670 $ — $ — $ 2,670
a
Reported as unrealized appreciation/depreciation at period end.

136 |
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
COMMODITIES STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 23 .7%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
113,501 $ 1,140,682
Guggenheim Strategy Fund II
a
45,022 1,113,837
Total Mutual Funds
(Cost $2,249,924) 2,254,519
FACE
AMOUNT
REPURCHASE AGREEMENTS
b
- 25 .1%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 1,251,918 1,251,918
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 1,137,715 1,137,715
Total Repurchase Agreements
(Cost $2,389,633) 2,389,633
FEDERAL AGENCY DISCOUNT NOTES - 21 .0%
Federal Home Loan Bank
3.64% due 04/08/26
c
500,000 499,648
A
A
A
FACE
AMOUNT VALUE
FEDERAL AGENCY DISCOUNT NOTES - 21.0% (continued)
Fannie Mae Discount Notes
3.65% due 04/22/26
c
$ 500,000 $ 498,937
Freddie Mac
3.64% due 04/23/26
c
500,000 498,889
Federal Agricultural Mortgage
Corp.
3.62% due 04/27/26
c
500,000 498,700
Total Federal Agency Discount Notes
(Cost $1,996,174) 1,996,174
U.S. TREASURY BILLS - 5 .8%
U.S. Treasury Bills
3.62% due 04/07/26
c
550,000 549,670
Total U.S. Treasury Bills
(Cost $549,670) 549,670
Total Investments - 75.6%
(Cost $7,185,401) $ 7,189,996
Other Assets & Liabilities, net - 24.4% 2,323,921
Total Net Assets - 100.0% $ 9,513,917
a
Affiliated issuer.
b
Repurchase Agreements — See Note 4 .
c
Rate indicated is the effective yield at the time of purchase.
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
a
Commodity Futures Contracts Purchased
S&P Goldman Sachs Commodity Index Futures Contracts 51 Apr 2026 $ 9,500,997 $ 517,011
– –
a
Includes cumulative appreciation (depreciation).

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
COMMODITIES STRATEGY FUND
March 31, 2026
| 137
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 2,254,519 $ — $ — $ 2,254,519
Repurchase Agreements — 2,389,633 — 2,389,633
Federal Agency Discount Notes — 1,996,174 — 1,996,174
U.S. Treasury Bills — 549,670 — 549,670
Commodity Futures Contracts
a
517,011 — — 517,011
Total Assets $ 2,771,530 $ 4,935,477 $ — $ 7,707,007
– – – –
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 1,144,087 $ — $ — $ — $ (3,405) $ 1,140,682 113,501 $ 8,617
Guggenheim Strategy
Fund II 1,116,989 — — — (3,152) 1,113,837 45,022 9,398
$ 2,261,076 $ — $ — $ — $ (6,557) $ 2,254,519 $ 18,015

138 |
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
GLOBAL MANAGED FUTURES STRATEGY FUND
March 31, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MUTUAL FUNDS - 38 .8%
Guggenheim Variable
Insurance Strategy Fund III
— Institutional Shares
a
100,294 $ 2,483,283
Guggenheim Strategy Fund
III
a
89,107 2,213,416
Guggenheim Strategy Fund II
a
4,552 112,621
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
7,274 73,100
Total Mutual Funds
(Cost $4,886,644) 4,882,420
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
b
- 31 .0%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 2,037,738 $ 2,037,738
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 1,851,851 1,851,851
Total Repurchase Agreements
(Cost $3,889,589) 3,889,589
Total Investments - 69.8%
(Cost $8,776,233) $ 8,772,009
Other Assets & Liabilities, net - 30.2% 3,793,191
Total Net Assets - 100.0% $ 12,565,200
a
Affiliated issuer.
b
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Commodity Futures Contracts Purchased
LME Primary Aluminum Futures Contracts 16 Apr 2026 $ 1,408,564 $ 163,998
New York Harbor Ultra-Low Sulfur Diesel Futures Contracts 2 Apr 2026 345,559 54,743
Cattle Feeder Futures Contracts 4 May 2026 732,950 53,401
Low Sulphur Gas Oil Futures Contracts 2 May 2026 247,850 51,898
Live Cattle Futures Contracts 9 Jun 2026 875,790 34,523
Silver Futures Contracts 1 May 2026 374,595 21,147
Brent Crude Futures Contracts 2 Apr 2026 207,940 11,672
Gold 100 oz. Futures Contracts 1 Jun 2026 467,860 6,777
Soybean Futures Contracts 3 May 2026 175,650 1,347
Gasoline RBOB Futures Contracts 1 Apr 2026 134,564 472
Sugar #11 Futures Contracts 7 Apr 2026 121,677 (1,194)
LME Zinc Futures Contracts 2 May 2026 162,047 (1,618)
LME Lead Futures Contracts 3 May 2026 141,338 (2,894)
LME Nickel Futures Contracts 1 Apr 2026 101,689 (3,950)
LME Zinc Futures Contracts 2 Apr 2026 161,408 (5,148)
Soybean Meal Futures Contracts 8 May 2026 253,120 (6,063)
LME Lead Futures Contracts 4 Apr 2026 187,585 (6,381)
Copper Futures Contracts 1 May 2026 140,350 (9,845)
$ 362,885
Currency Futures Contracts Purchased
Japanese Yen Futures Contracts 1 Jun 2026 79,175 443
Mexican Peso Futures Contracts 11 Jun 2026 304,480 93
$ 536

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
GLOBAL MANAGED FUTURES STRATEGY FUND
March 31, 2026
| 139
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Futures Contracts (continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Interest Rate Futures Contracts Purchased
Euro - Bund Futures Contracts 4 Jun 2026 $ 579,653 $ (5,802)
Equity Futures Contracts Purchased
IBEX 35 Index Futures Contracts 2 Apr 2026 392,164 $ 2,030
MSCI Emerging Markets Index Futures Contracts 2 Jun 2026 145,460 (2,207)
Euro STOXX 50 Index Futures Contracts 4 Jun 2026 254,023 (4,504)
FTSE 100 Index Futures Contracts 14 Jun 2026 1,889,630 (8,223)
FTSE Taiwan Index Futures Contracts 2 Apr 2026 206,640 (10,020)
Nikkei 225 (OSE) Index Futures Contracts 1 Jun 2026 322,389 (14,121)
FTSE/JSE TOP 40 Index Futures Contracts 18 Jun 2026 1,137,508 (19,606)
$ (56,651)
Currency Futures Contracts Sold Short
Canadian Dollar Futures Contracts 52 Jun 2026 (3,744,000) 56,128
British Pound Futures Contracts 1 Jun 2026 (82,663) (58)
Australian Dollar Futures Contracts 1 Jun 2026 (68,825) (99)
$ 55,971
Interest Rate Futures Contracts Sold Short
Long Gilt Futures Contracts 5 Jun 2026 (580,907) 15,518
U.S. Treasury 2 Year Note Futures Contracts 45 Jun 2026 (9,335,039) 10,457
U.S. Treasury Long Bond Futures Contracts 9 Jun 2026 (1,024,875) 10,265
U.S. Treasury Ultra Long Bond Futures Contracts 5 Jun 2026 (582,813) 4,276
Australian Government 3 Year Bond Futures Contracts 50 Jun 2026 (3,575,058) 3,400
Australian Government 10 Year Bond Futures Contracts 8 Jun 2026 (594,629) 1,395
Euro - Bobl Futures Contracts 4 Jun 2026 (533,610) (1,574)
U.S. Treasury 10 Year Note Futures Contracts 6 Jun 2026 (666,281) (1,865)
U.S. Treasury 5 Year Note Futures Contracts 16 Jun 2026 (1,730,875) (4,339)
Canadian Government 10 Year Bond Futures Contracts 10 Jun 2026 (862,823) (5,124)
Euro - Schatz Futures Contracts 63 Jun 2026 (7,699,562) (9,651)
$ 22,758
Equity Futures Contracts Sold Short
DAX Index Futures Contracts 1 Jun 2026 (659,818) 19,947
S&P 500 Index Mini Futures Contracts 1 Jun 2026 (328,538) 3,573
Mini MSCI EAFE Index Futures Contracts 1 Jun 2026 (145,055) 1,666
Dow Jones Industrial Average Index Mini Futures Contracts 2 Jun 2026 (465,820) 438
Russell 2000 Index Mini Futures Contracts 2 Jun 2026 (251,220) (453)
CAC 40 10 Euro Index Futures Contracts 6 Apr 2026 (542,601) (6,673)
$ 18,498

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
GLOBAL MANAGED FUTURES STRATEGY FUND
March 31, 2026
140 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Futures Contracts (continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Commodity Futures Contracts Sold Short
Platinum Futures Contracts 1 Jul 2026 $ 98,510 $ 13,074
LME Lead Futures Contracts 4 Apr 2026 187,585 7,932
LME Lead Futures Contracts 7 May 2026 329,788 7,009
LME Nickel Futures Contracts 2 Apr 2026 57,680 6,395
LME Zinc Futures Contracts 2 Apr 2026 161,408 4,095
LME Nickel Futures Contracts 1 Apr 2026 101,689 2,029
WTI Crude Futures Contracts 2 Apr 2026 202,760 1,619
LME Nickel Futures Contracts 1 May 2026 102,162 504
Cotton #2 Futures Contracts 1 May 2026 35,000 (4)
Hard Red Winter Wheat Futures Contracts 3 May 2026 95,325 (624)
Cocoa Futures Contracts 2 May 2026 66,000 (726)
Corn Futures Contracts 10 May 2026 228,875 (1,660)
Soybean Oil Futures Contracts 3 May 2026 123,984 (4,604)
LME Zinc Futures Contracts 3 May 2026 243,071 (7,376)
LME Primary Aluminum Futures Contracts 5 May 2026 438,005 (23,424)
Wheat Futures Contracts 17 May 2026 523,813 (32,787)
LME Primary Aluminum Futures Contracts 16 Apr 2026 1,408,564 (163,508)
$ (192,056)
– –
a
Includes cumulative appreciation (depreciation).
OSE — Oslo Stock Exchange
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Mutual Funds $ 4,882,420 $ — $ — $ 4,882,420
Repurchase Agreements — 3,889,589 — 3,889,589
Commodity Futures Contracts
a
442,635 — — 442,635
Currency Futures Contracts
a
56,664 — — 56,664
Interest Rate Futures Contracts
a
29,793 15,518 — 45,311
Equity Futures Contracts
a
27,654 — — 27,654
Total Assets $ 5,439,166 $ 3,905,107 $ — $ 9,344,273
– – – –

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
GLOBAL MANAGED FUTURES STRATEGY FUND
March 31, 2026
| 141
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Currency Futures Contracts
a
$ 157 $ — $ — $ 157
Interest Rate Futures Contracts
a
28,355 — — 28,355
Equity Futures Contracts
a
46,201 19,606 — 65,807
Commodity Futures Contracts
a
271,806 — — 271,806
Total Liabilities $ 346,519 $ 19,606 $ — $ 366,125
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Variable
Insurance Strategy Fund
III — Institutional Shares $ 2,489,300 $ — $ — $ — $ (6,017) $ 2,483,283 100,294 $ 30,201
Guggenheim Strategy
Fund III 2,219,653 — — — (6,237) 2,213,416 89,107 26,921
Guggenheim Strategy
Fund II 112,940 — — — (319) 112,621 4,552 1,378
Guggenheim Ultra
Short Duration Fund —
Institutional Class 73,318 — — — (218) 73,100 7,274 799
$ 4,895,211 $ — $ — $ — $ (12,791) $ 4,882,420 $ 59,299

142 |
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 25 .7%
FINANCIAL - 7 .5%
ProAssurance Corp.*
12,998 $ 321,310
Air Lease Corp.
4,721 306,582
International Money Express,
Inc.*
18,087 285,775
Janus Henderson Group plc
5,231 268,716
DigitalBridge Group, Inc.
16,917 260,860
Kennedy-Wilson Holdings,
Inc.
14,142 153,016
Diamond Hill Investment
Group, Inc.
690 118,749
Veris Residential, Inc. REIT
4,187 79,009
Peakstone Realty Trust REIT
3,670 76,666
Brighthouse Financial, Inc.*
1,252 74,970
Compass, Inc. — Class A*
2 15
Seven Hills Realty Trust REIT
1 8
Total Financial 1,945,676
CONSUMER, NON-CYCLICAL - 6 .2%
Hologic, Inc.*
4,566 345,144
Nathan's Famous, Inc.
1,903 191,689
Select Medical Holdings Corp.
11,436 186,292
Enhabit, Inc.*
11,609 163,571
Arcellx, Inc.*
1,386 159,141
Apellis Pharmaceuticals, Inc.*
3,808 153,196
Udemy, Inc.*
26,042 120,314
Masimo Corp.*
450 80,041
Day One Biopharmaceuticals,
Inc.*
3,630 77,827
Terns Pharmaceuticals, Inc.*
1,453 76,602
Calavo Growers, Inc.
1,829 47,170
BioCryst Pharmaceuticals,
Inc.*
1 10
Total Consumer, Non-cyclical 1,600,997
TECHNOLOGY - 6 .0%
Onestream, Inc.*
13,197 316,728
CSG Systems International,
Inc.
3,016 241,099
Electronic Arts, Inc.
1,088 221,810
Cantaloupe, Inc.*
19,656 212,481
SEMrush Holdings,
Inc. — Class A*
16,357 195,303
Silicon Laboratories, Inc.*
924 192,331
Clearwater Analytics
Holdings, Inc. — Class A*
4,852 114,750
Qorvo, Inc.*
910 70,434
Total Technology 1,564,936
INDUSTRIAL - 4 .4%
Chart Industries, Inc.*
2,299 475,318
Sealed Air Corp.
5,644 237,330
Norfolk Southern Corp.
738 211,806
Great Lakes Dredge & Dock
Corp.*
7,000 119,000
American Woodmark Corp.*
2,415 96,190
Total Industrial 1,139,644
UTILITIES - 1 .2%
TXNM Energy, Inc.
4,043 236,354
Northwestern Energy Group,
Inc.
1,335 88,030
Total Utilities 324,384
A
A
A SHARES VALUE
COMMON STOCKS - 25.7% (continued)
CONSUMER, CYCLICAL - 0 .3%
Tri Pointe Homes, Inc.*
1,702 $ 79,534
COMMUNICATIONS - 0 .1%
Warner Bros Discovery, Inc.*
1,045 28,696
Total Common Stocks
(Cost $6,678,632) 6,683,867
RIGHTS - 0 .0%
FINANCIAL - 0 .0%
Sycamore Partners LLC*
,a
19,209 2
CONSUMER, NON-CYCLICAL - 0 .0%
Assertio Holdings, Inc.*
,a
4,974 1
Bristol-Myers Squibb Co.*
,a
5,897 —
Johnson & Johnson*
,a
1,553 —
Sanofi S.A.
Expiring 06/30/32*
,a
2,004 —
Total Consumer, Non-cyclical 1
Total Rights
(Cost $1,940) 3
MUTUAL FUNDS - 26 .2%
Guggenheim Strategy Fund
III
b
99,249 2,465,342
Guggenheim Variable
Insurance Strategy Fund III
— Institutional Shares
b
86,555 2,143,103
Guggenheim Strategy Fund II
b
67,185 1,662,153
Guggenheim Ultra Short
Duration Fund —
Institutional Class
b
54,685 549,583
Total Mutual Funds
(Cost $6,865,318) 6,820,181
CLOSED-END MUTUAL FUNDS
c
- 4 .8%
Nuveen S&P 500 Dynamic
Overwrite Fund
4,762 76,525
PIMCO New York Municipal
Income Fund II
5,377 36,832
BlackRock Technology and
Private Equity Term Trust
5,467 36,082
Principal Real Estate Income
Fund
3,682 35,384
Duff & Phelps Utility and
Infrastructure Fund, Inc.
2,435 35,161
Sprott Focus Trust, Inc.
3,634 34,741
BlackRock Health Sciences
Term Trust
2,390 34,320
Neuberger Next Generation
Connectivity Fund, Inc.
2,665 34,299
Tri-Continental Corp.
1,085 34,275
SRH Total Return Fund, Inc.
2,002 34,234
Ellsworth Growth and Income
Fund Ltd.
3,062 34,141
General American Investors
Co., Inc.
581 33,971
Bancroft Fund Ltd.
1,577 33,968
John Hancock Diversified
Income Fund
3,126 33,948
Royce Micro-Cap Trust, Inc.
2,992 33,840
Gabelli Dividend & Income
Trust
1,244 33,501
Royce Global Trust, Inc.
2,489 33,258

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
| 143
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
CLOSED-END MUTUAL FUNDS
c
- 4.8% (continued)
Mexico Fund, Inc.
1,575 $ 32,965
Clough Global Equity Fund
4,348 32,740
European Equity Fund, Inc.
3,221 31,856
Eaton Vance Tax Managed
Global Buy Write
Opportunities Fund
2,971 26,085
BlackRock Science and
Technology Term Trust
1,157 25,628
Western Asset Inflation-
Linked Opportunities &
Income Fund
3,003 25,405
abrdn Australia Equity Fund,
Inc.
1,629 19,744
New Germany Fund, Inc.
1,824 18,641
Virtus Convertible & Income
Fund
1,163 17,305
Mexico Equity and Income
Fund, Inc.
1,107 14,280
Templeton Emerging Markets
Fund
700 12,243
Allspring Global Dividend
Opportunity Fund
1,994 11,625
MFS Municipal Income Trust
2,109 11,368
abrdn National Municipal
Income Fund
1,115 11,105
Gabelli Global Small and Mid
Cap Value Trust
655 9,838
BlackRock MuniHoldings
Fund, Inc.
842 9,498
abrdn Emerging Markets ex
China Fund, Inc.
1,276 9,302
BlackRock MuniYield New
York Quality Fund, Inc.
627 6,019
Nuveen Floating Rate Income
Fund
670 5,038
Nuveen Credit Strategies
Income Fund
1,030 5,016
BNY Mellon High Yield
Strategies Fund
2,048 4,997
Eaton Vance Senior Floating-
Rate Trust
469 4,943
BlackRock Municipal 2030
Target Term Trust
217 4,926
Nuveen Core Plus Impact
Fund
483 4,922
Western Asset Premier Bond
Fund
462 4,888
BlackRock Corporate High
Yield Fund, Inc.
573 4,882
Nuveen NASDAQ 100
Dynamic Overwrite Fund
183 4,881
Allspring Income
Opportunities Fund
751 4,867
BlackRock MuniYield
Pennsylvania Quality Fund
441 4,864
Nuveen Global High Income
Fund
398 4,864
BlackRock Multi-Sector
Income Trust
388 4,858
XAI Madison Equity Premium
Income Fund
832 4,851
Nuveen Core Equity Alpha
Fund
327 4,833
Nuveen Real Asset Income
and Growth Fund
391 4,809
Cohen & Steers Real Estate
Opportunities and Income
Fund
329 4,784
A
A
A SHARES VALUE
CLOSED-END MUTUAL FUNDS
c
- 4.8% (continued)
BlackRock MuniYield Quality
Fund III, Inc.
455 $ 4,782
Flaherty & Crumrine Total
Return Fund
288 4,781
BlackRock MuniYield Quality
Fund, Inc.
434 4,765
Nuveen Real Estate Income
Fund
638 4,760
BrandywineGLOBAL Global
Income Opportunities Fund,
Inc.
620 4,755
Western Asset Intermediate
Muni Fund, Inc.
616 4,731
Allspring Utilities and High
Income Fund
385 4,659
MFS High Income Municipal
Trust
1,114 4,133
Western Asset Investment
Grade Income Fund, Inc.
265 3,205
MFS Intermediate High
Income Fund
1,833 2,969
BlackRock Virginia Municipal
Bond Trust
258 2,673
Invesco Senior Income Trust
819 2,637
NYLI CBRE Global
Infrastructure Megatrends
Term Fund
178 2,615
Neuberger Energy
Infrastructure and Income
Fund, Inc.
247 2,596
Western Asset Diversified
Income Fund
193 2,594
RiverNorth Flexible Municipal
Income Fund, Inc.
184 2,582
BlackRock Resources &
Commodities Strategy Trust
214 2,579
Barings Global Short Duration
High Yield Fund
188 2,568
John Hancock Premium
Dividend Fund
196 2,568
KKR Income Opportunities
Fund
233 2,563
PIMCO Dynamic Income
Strategy Fund
116 2,559
Nuveen Multi-Asset Income
Fund
205 2,542
BlackRock MuniHoldings
California Quality Fund, Inc.
244 2,538
Highland Opportunities and
Income Fund
441 2,518
Flaherty & Crumrine Dynamic
Preferred and Income
Fund, Inc.
125 2,509
Highland Global Allocation
Fund
312 2,505
Western Asset Global High
Income Fund, Inc.
420 2,478
abrdn Life Sciences Investors
149 2,424
MFS High Yield Municipal
Trust
661 2,366
MFS Government Markets
Income Trust
801 2,355
Eaton Vance Floating-Rate
Income Trust
219 2,350
RiverNorth Managed Duration
Municipal Income Fund
II, Inc.
160 2,350

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
144 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
CLOSED-END MUTUAL FUNDS
c
- 4.8% (continued)
MFS Multimarket Income
Trust
508 $ 2,347
Eaton Vance Senior Income
Trust
470 2,345
AllianceBernstein Global High
Income Fund, Inc.
230 2,339
Western Asset Inflation-
Linked Income Fund
289 2,335
MFS Investment Grade
Municipal Trust
292 2,333
Western Asset Investment
Grade Opportunity Trust,
Inc.
145 2,333
Nuveen New York AMT-Free
Quality Municipal Income
Fund
228 2,328
MFS Charter Income Trust
384 2,327
BNY Mellon Strategic
Municipal Bond Fund, Inc.
387 2,326
Eaton Vance Municipal Bond
Fund
238 2,325
Invesco Bond Fund
155 2,325
PIMCO Municipal Income
Fund II
307 2,324
RiverNorth / DoubleLine
Strategic Opportunity Fund,
Inc.
303 2,324
Western Asset High Income
Opportunity Fund, Inc.
639 2,320
BNY Mellon Strategic
Municipals, Inc.
368 2,315
abrdn Healthcare Investors
130 2,313
Western Asset Managed
Municipals Fund, Inc.
225 2,313
BlackRock Taxable Municipal
Bond Trust
143 2,312
Liberty All-Star Equity Fund
414 2,298
TCW Strategic Income Fund,
Inc.
509 2,285
BlackRock Credit Allocation
Income Trust
226 2,283
Franklin Ltd. Duration Income
Trust
391 2,280
Cohen & Steers Infrastructure
Fund, Inc.
88 2,277
Liberty All Star Growth Fund,
Inc.
479 2,275
Flaherty & Crumrine Preferred
and Income Opportunity
Fund, Inc.
251 2,269
John Hancock Income
Securities Trust
207 2,265
Western Asset Global
Corporate Opportunity
Fund, Inc.
210 2,260
Thornburg Income Builder
Opportunities Trust
107 2,257
Voya Emerging Markets High
Dividend Equity Fund
338 2,251
Flaherty & Crumrine Preferred
and Income Securities Fund
145 2,246
Eaton Vance Tax-Managed
Buy-Write Opportunities
Fund
164 2,242
LMP Capital and Income
Fund, Inc.
150 2,240
Nuveen Multi-Market Income
Fund
380 2,238
A
A
A SHARES VALUE
CLOSED-END MUTUAL FUNDS
c
- 4.8% (continued)
Flaherty & Crumrine Preferred
and Income Fund
200 $ 2,236
Eaton Vance Tax-Managed
Buy-Write Income Fund
155 2,235
Eaton Vance Tax-Advantaged
Dividend Income Fund
91 2,234
John Hancock Investors Trust
173 2,233
Eaton Vance Enhanced
Equity Income Fund II
109 2,230
Eaton Vance Risk-Managed
Diversified Equity Income
Fund
273 2,230
First Trust Enhanced Equity
Income Fund
109 2,224
Neuberger Real Estate
Securities Income Fund,
Inc.
775 2,201
Royce Small-Cap Trust, Inc.
132 2,191
BlackRock Enhanced Global
Dividend Trust
199 2,181
Morgan Stanley Emerging
Markets Debt Fund, Inc.
310 2,176
Voya Asia Pacific High
Dividend Equity Income
Fund
295 2,174
Gabelli Healthcare &
WellnessRx Trust
240 2,172
Eaton Vance Tax-Managed
Global Diversified Equity
Income Fund
248 2,148
Eaton Vance Tax-Advantaged
Global Dividend
Opportunities Fund
79 2,105
BlackRock Enhanced
International Dividend Trust
387 2,094
Eaton Vance Tax-Advantaged
Global Dividend Income
Fund
104 2,093
Virtus Artificial Intelligence &
Technology Opportunities
Fund
96 2,055
Virtus Convertible & Income
Fund II
150 2,012
Credit Suisse High Yield
Credit Fund
918 1,744
Total Closed-End Mutual Funds
(Cost $1,177,044) 1,255,177
MASTER LIMITED PARTNERSHIPS - 0 .0%
ENERGY - 0 .0%
Western Midstream Partners,
LP
1 41
Total Master Limited Partnerships
(Cost $—) 41
FACE
AMOUNT
REPURCHASE AGREEMENTS
d
- 13 .4%
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 $ 1,821,441 1,821,441

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
| 145
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
d
- 13.4% (continued)
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 $ 1,655,285 $ 1,655,285
Total Repurchase Agreements
(Cost $3,476,726) 3,476,726
Total Investments - 70.1%
(Cost $18,199,660) $ 18,235,995
SHARES
EXCHANGE-TRADED FUNDS SOLD SHORT
c
- ( 5 .1 ) %
iShares Agency Bond ETF (2) (219)
VanEck Gold Miners ETF (30) (2,753)
iShares Core High Dividend
ETF (35) (4,750)
iShares MSCI All Country Asia
ex Japan ETF (66) (6,355)
Schwab U.S. Aggregate Bond
ETF (342) (7,941)
iShares iBoxx USD
Investment Grade
Corporate Bond ETF (96) (10,463)
iShares Floating Rate Bond
ETF (228) (11,617)
State Street SPDR S&P
Biotech ETF (95) (12,134)
State Street Health Care
Select Sector SPDR ETF (92) (13,488)
Invesco Senior Loan ETF (766) (15,634)
State Street Technology
Select Sector SPDR ETF (122) (16,214)
iShares U.S. Real Estate ETF (227) (21,465)
iShares MSCI Emerging
Markets ETF (471) (26,748)
iShares iBoxx USD High Yield
Corporate Bond ETF (349) (27,767)
iShares TIPS Bond ETF (278) (30,680)
State Street Utilities Select
Sector SPDR ETF (687) (31,527)
iShares Latin America 40 ETF (904) (32,110)
iShares Russell 1000 Growth
ETF (110) (46,904)
iShares Russell 2000 Index
ETF (306) (75,888)
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS SOLD SHORT
c
- (5.1)% (continued)
iShares Russell 1000 Value
ETF (372) $ (79,485)
iShares MSCI EAFE ETF (1,005) (97,616)
State Street SPDR Bloomberg
Convertible Securities ETF (1,216) (111,288)
iShares National Muni Bond
ETF (1,189) (126,212)
State Street SPDR Nuveen
ICE High Yield Municipal
Bond ETF (6,152) (152,570)
State Street SPDR S&P 500
ETF Trust (266) (172,991)
State Street SPDR Nuveen
ICE Municipal Bond ETF (4,464) (202,398)
A A A
Total Exchange-Traded Funds Sold Short
(Proceeds $1,381,337) (1,337,217)
COMMON STOCKS SOLD SHORT - ( 2 .2 ) %
FINANCIAL - ( 0 .0 ) %
Fifth Third Bancorp — (13)
Nicolet Bankshares, Inc. (1) (149)
Total Financial (162)
TECHNOLOGY - ( 0 .2 ) %
Skyworks Solutions, Inc. (874) (46,803)
A A A
UTILITIES - ( 0 .3 ) %
Black Hills Corp. (1,308) (90,788)
A A A
CONSUMER, NON-CYCLICAL - ( 0 .6 ) %
Mission Produce, Inc.* (1,791) (24,644)
Coursera, Inc.* (20,834) (121,254)
Total Consumer, Non-cyclical (145,898)
INDUSTRIAL - ( 1 .1 ) %
Masterbrand, Inc.* (12,437) (103,351)
Union Pacific Corp. (738) (179,054)
Total Industrial (282,405)
Total Common Stocks Sold Short
(Proceeds $651,894) (566,056)
Total Securities Sold Short - (7.3)%
(Proceeds $2,033,231) $ (1,903,273)
Other Assets & Liabilities, net - 37.2% 9,666,872
Total Net Assets - 100.0% $ 25,999,594
*
Non-income producing security.
a
Value determined based on Level 3 inputs — See Note 3 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
146 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
b
Commodity Futures Contracts Purchased
Low Sulphur Gas Oil Futures Contracts 2 May 2026 $ 242,650 $ 51,815
Soybean Oil Futures Contracts 9 Dec 2026 352,620 48,254
New York Harbor Ultra-Low Sulfur Diesel Futures Contracts 1 May 2026 172,532 27,372
Brent Crude Futures Contracts 2 Jun 2026 208,620 21,872
Cotton #2 Futures Contracts 9 May 2026 315,000 21,061
Cotton #2 Futures Contracts 21 Dec 2026 780,570 17,716
Soybean Futures Contracts 8 Nov 2026 463,000 16,322
Low Sulphur Gas Oil Futures Contracts 1 Jul 2026 98,450 15,048
Cattle Feeder Futures Contracts 1 May 2026 183,238 13,247
Live Cattle Futures Contracts 3 Jun 2026 291,930 11,508
Corn Futures Contracts 1 May 2026 22,888 686
Sugar #11 Futures Contracts 1 May 2026 17,382 (3)
Soybean Futures Contracts 6 May 2026 351,300 (4,235)
Natural Gas Futures Contracts 2 May 2026 57,840 (4,465)
Soybean Meal Futures Contracts 6 May 2026 189,840 (5,946)
Natural Gas Futures Contracts 6 Jun 2026 180,660 (9,308)
Copper Futures Contracts 1 May 2026 140,838 (9,845)
Coffee ‘C’ Futures Contracts 4 Sep 2026 417,150 (27,833)
$ 183,266
Interest Rate Futures Contracts Purchased
Euro - BTP Italian Government Bond Futures Contracts 5 Jun 2026 671,924 5,409
Canadian Government 10 Year Bond Futures Contracts 3 Jun 2026 258,847 1,008
Euro - Bund Futures Contracts 3 Jun 2026 434,739 722
$ 7,139
Currency Futures Contracts Purchased
Japanese Yen Futures Contracts 13 Jun 2026 1,029,275 (3,260)
New Zealand Dollar Futures Contracts 2 Jun 2026 115,060 (3,545)
Australian Dollar Futures Contracts 8 Jun 2026 550,600 (10,328)
$ (17,133)
Equity Futures Contracts Purchased
FTSE 100 Index Futures Contracts 9 Jun 2026 1,214,762 6,016
S&P MidCap 400 Index Mini Futures Contracts 1 Jun 2026 339,650 2,463
Euro STOXX 50 Index Futures Contracts 3 Jun 2026 190,517 (185)
IBEX 35 Index Futures Contracts 1 Apr 2026 196,082 (2,643)
CBOE Volatility Index Futures Contracts 17 Sep 2026 413,950 (4,749)
FTSE Taiwan Index Futures Contracts 1 Apr 2026 103,320 (5,010)
NASDAQ-100 Index Mini Futures Contracts 1 Jun 2026 478,300 (9,957)
CBOE Volatility Index Futures Contracts 19 Aug 2026 461,706 (12,198)
FTSE/JSE TOP 40 Index Futures Contracts 12 Jun 2026 758,339 (22,197)
$ (48,460)
Currency Futures Contracts Sold Short
Swiss Franc Futures Contracts 9 Jun 2026 (1,417,275) 37,125
Canadian Dollar Futures Contracts 26 Jun 2026 (1,872,000) 26,534
Euro FX Futures Contracts 8 Jun 2026 (1,158,550) 3,036
$ 66,695

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
| 147
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Futures Contracts (continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
b
Equity Futures Contracts Sold Short
CBOE Volatility Index Futures Contracts 4 Apr 2026 $ (100,090) $ 13,035
Dow Jones Industrial Average Index Mini Futures Contracts 3 Jun 2026 (698,730) 5,479
CBOE Volatility Index Futures Contracts 6 May 2026 (146,472) 779
Russell 2000 Index Mini Futures Contracts 1 Jun 2026 (125,610) 423
CAC 40 10 Euro Index Futures Contracts 4 Apr 2026 (361,734) (418)
$ 19,298
Commodity Futures Contracts Sold Short
Natural Gas Futures Contracts 9 Jul 2026 291,420 31,966
Coffee ‘C’ Futures Contracts 2 May 2026 223,763 13,831
Platinum Futures Contracts 1 Jul 2026 98,390 13,074
Cocoa Futures Contracts 4 May 2026 130,840 10,482
Coffee ‘C’ Futures Contracts 1 Jul 2026 109,050 7,253
Hard Red Winter Wheat Futures Contracts 7 May 2026 222,425 (4,739)
Soybean Futures Contracts 5 Jul 2026 296,500 (6,078)
Soybean Oil Futures Contracts 5 May 2026 206,640 (8,956)
Cotton #2 Futures Contracts 16 Jul 2026 577,040 (12,501)
Soybean Oil Futures Contracts 7 Jul 2026 289,296 (13,118)
Wheat Futures Contracts 9 May 2026 277,313 (16,502)
$ 14,712
Interest Rate Futures Contracts Sold Short
Australian Government 3 Year Bond Futures Contracts 31 Jun 2026 (2,216,536) 5,269
Long Gilt Futures Contracts 7 Jun 2026 (813,269) 2,694
Australian Government 10 Year Bond Futures Contracts 1 Jun 2026 (74,329) 287
U.S. Treasury Ultra Long Bond Futures Contracts 2 Jun 2026 (233,125) (27)
U.S. Treasury 10 Year Note Futures Contracts 3 Jun 2026 (333,141) (42)
U.S. Treasury Long Bond Futures Contracts 5 Jun 2026 (569,375) (87)
Euro - Bobl Futures Contracts 2 Jun 2026 (266,805) (286)
U.S. Treasury 5 Year Note Futures Contracts 5 Jun 2026 (540,899) (1,724)
Euro - Schatz Futures Contracts 41 Jun 2026 (5,010,826) (2,163)
U.S. Treasury 2 Year Note Futures Contracts 11 Jun 2026 (2,281,899) (3,005)
$ 916
– –
Custom Basket Swap Agreements
Counterparty
Reference
Obligation Type
a
Financing
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Value and
Unrealized
Appreciation
OTC Custom Basket Swap Agreements
Morgan Stanley
Capital Services
LLC
MS Long/Short
Equity Custom
Basket Pay
3.34% (Federal
Funds Rate - 0.3%) At Maturity 08/31/28 $ 8,428,976 $ 504,393
OTC Custom Basket Swap Agreements Sold Short
Morgan Stanley
Capital Services
LLC
MS Long/Short
Equity Custom
Basket Receive
4.04% (Federal
Funds Rate + 0.4%) At Maturity 08/31/28 5,214,098 252,690

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
148 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Shares
Percentage
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
Innoviva, Inc. 4,011 4.29% $ 26,203
Biogen, Inc. 485 0.55% 20,806
Royalty Pharma plc — Class A 1,495 2.08% 20,697
Bristol-Myers Squibb Co. 1,366 1.65% 20,461
Jazz Pharmaceuticals plc 285 0.53% 19,489
Alkermes plc 3,121 2.83% 18,630
Perdoceo Education Corp. 1,380 2.69% 17,641
Catalyst Pharmaceuticals, Inc. 2,594 4.04% 16,433
Incyte Corp. 924 1.06% 12,232
Regeneron Pharmaceuticals, Inc. 33 0.13% 7,176
Archer-Daniels-Midland Co. 1,122 1.38% 6,336
Pfizer, Inc. 3,426 3.56% 6,278
Utah Medical Products, Inc. 1,021 1.61% 6,142
Exelixis, Inc. 884 2.33% 3,405
Seneca Foods Corp. — Class A 252 0.66% 3,183
PayPal Holdings, Inc. 515 2.21% 2,458
Ingles Markets, Inc. — Class A 461 1.11% 2,073
BioMarin Pharmaceutical, Inc. 681 1.77% 1,651
Pediatrix Medical Group, Inc. 914 4.68% 1,371
Aurinia Pharmaceuticals, Inc. 1,347 6.75% 221
Kura Oncology, Inc. 3,895 12.30% 166
Bio-Rad Laboratories, Inc. — Class A 149 0.36% (733)
PTC Therapeutics, Inc. 565 1.47% (1,067)
Ingredion, Inc. 797 0.89% (1,250)
Graham Holdings Co. — Class B 77 0.09% (3,634)
Viatris, Inc. 3,322 7.40% (4,270)
Cal-Maine Foods, Inc. 562 1.26% (4,885)
PROG Holdings, Inc. 1,466 3.49% (8,122)
Collegium Pharmaceutical, Inc. 1,024 3.02% (8,232)
Harmony Biosciences Holdings, Inc. 1,910 3.57% (9,478)
ADT, Inc. 8,593 15.22% (11,015)
SIGA Technologies, Inc. 7,305 18.69% (12,423)
Alarm.com Holdings, Inc. 1,816 2.32% (18,252)
Total Consumer, Non-cyclical $ 129,691
Financial
Enova International, Inc. 389 0.74% 21,753
RenaissanceRe Holdings Ltd. 302 0.34% 15,543
Enact Holdings, Inc. 2,164 2.45% 14,802
Hamilton Insurance Group Ltd. — Class B 3,158 3.35% 14,182
Bread Financial Holdings, Inc. 983 1.34% 14,003
Jackson Financial, Inc. — Class A 684 0.95% 10,947
Synchrony Financial 1,047 1.47% 8,055
MGIC Investment Corp. 3,392 3.81% 5,413
NMI Holdings, Inc. 1,739 2.67% 5,339
Arch Capital Group Ltd. 923 1.04% 4,831
Hartford Insurance Group, Inc. 643 0.74% 3,459
Travelers Companies, Inc. 292 0.34% 2,447
Essent Group Ltd. 1,499 1.71% 1,951

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
| 149
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Shares
Percentage
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET (continued)
Financial (continued)
Northrim BanCorp, Inc. 1,658 4.37% $ 388
Capital City Bank Group, Inc. 680 2.30% 14
Allstate Corp. 191 0.48% (54)
United Fire Group, Inc. 981 2.70% (92)
Bank of America Corp. 1,403 2.05% (1,893)
Pathward Financial, Inc. 659 1.12% (2,034)
Heritage Commerce Corp. 3,493 8.01% (3,256)
Mercury General Corp. 948 1.13% (3,821)
OneMain Holdings, Inc. 1,137 1.87% (4,229)
Capital One Financial Corp. 371 0.55% (13,552)
Total Financial $ 94,196
Industrial
Mueller Industries, Inc. 770 0.90% 30,530
Teekay Tankers Ltd. — Class A 803 1.36% 17,894
Scorpio Tankers, Inc. 773 1.34% 16,023
AZZ, Inc. 692 0.80% 15,421
Snap-on, Inc. 236 0.28% 14,409
Oshkosh Corp. 473 0.68% 11,541
Lindsay Corp. 570 0.84% 2,747
AGCO Corp. 397 0.86% 2,344
EnerSys 304 0.58% 2,152
Gencor Industries, Inc. 3,691 6.67% 766
UFP Industries, Inc. 919 1.09% 500
A O Smith Corp. 1,245 1.52% (613)
Textron, Inc. 526 1.14% (1,636)
Toro Co. 263 1.07% (1,940)
Gibraltar Industries, Inc. 609 2.51% (5,369)
Luxfer Holdings plc 3,358 8.21% (5,696)
Alamo Group, Inc. 497 0.61% (12,559)
Total Industrial $ 86,514
Communications
Millicom International Cellular S.A. 1,260 1.33% 41,985
AT&T, Inc. 3,150 3.45% 22,992
Verizon Communications, Inc. 1,784 1.99% 21,677
Uniti Group, Inc. 3,676 10.66% 10,156
Lumen Technologies, Inc. 2,940 14.39% 5,187
Comcast Corp. — Class A 2,860 3.48% 1,108
Expedia Group, Inc. 134 0.43% 1,035
Maplebear, Inc. 573 2.67% 440
Sprinklr, Inc. — Class A 4,656 16.67% 233
IDT Corp. — Class B 1,179 2.04% (578)
Harmonic, Inc. 3,283 11.14% (2,055)
Spok Holdings, Inc. 2,466 9.17% (6,455)
Yelp, Inc. 2,357 4.04% (11,089)
Total Communications $ 84,636
Utilities
National Fuel Gas Co. 975 1.06% 23,489
Portland General Electric Co. 1,686 1.90% 16,740
Clearway Energy, Inc. — Class C 1,661 2.55% 15,596

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
150 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Shares
Percentage
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET (continued)
Utilities (continued)
UGI Corp. 2,473 2.75% $ 8,471
Otter Tail Corp. 1,034 1.14% 8,030
Consolidated Edison, Inc. 560 0.88% 7,896
Consolidated Water Co. Ltd. 1,230 3.02% 675
MDU Resources Group, Inc. 4,398 4.83% (412)
Edison International 717 1.37% (536)
Duke Energy Corp. 689 0.76% (943)
OGE Energy Corp. 1,865 2.09% (1,728)
Brookfield Infrastructure Corp. — Class A 622 2.53% (5,573)
Total Utilities $ 71,705
Energy
APA Corp. 1,864 2.36% 25,515
Basic Materials
Newmont Corp. 758 0.92% 21,638
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E 1,836 1.96% 12,144
Consumer, Cyclical
BorgWarner, Inc. 1,211 1.84% 21,526
Allison Transmission Holdings, Inc. 713 0.85% 16,590
Lear Corp. 737 0.83% 7,869
Blue Bird Corp. 1,225 1.76% 7,781
Strattec Security Corp. 602 1.28% 6,380
Boyd Gaming Corp. 1,094 1.22% 874
Signet Jewelers Ltd. 273 1.18% (1,789)
General Motors Co. 724 1.34% (2,191)
PACCAR, Inc. 508 0.87% (2,301)
Johnson Outdoors, Inc. — Class A 645 2.15% (2,442)
Gentex Corp. 1,754 4.58% (2,640)
Rush Enterprises, Inc. — Class A 493 1.51% (3,036)
Ford Motor Co. 3,785 8.67% (3,382)
Sonos, Inc. 2,227 7.46% (4,152)
Gentherm, Inc. 1,055 3.60% (4,924)
Macy's, Inc. 1,326 5.53% (5,464)
Visteon Corp. 801 1.10% (7,119)
Dolby Laboratories, Inc. — Class A 1,396 1.67% (8,787)
Autoliv, Inc. 817 0.95% (13,859)
Total Consumer, Cyclical $ (1,066)
Technology
Cirrus Logic, Inc. 654 0.69% 28,646
Bandwidth, Inc. — Class A 5,834 5.61% 19,807
NetScout Systems, Inc. 3,007 3.15% 18,428
Mitek Systems, Inc. 1,823 7.41% 8,072
VTEX — Class A 6,671 25.00% 6,452
Zoom Communications, Inc. 1,168 1.24% 5,284
LiveRamp Holdings, Inc. 1,572 3.77% 1,116
Adobe, Inc. 67 0.41% (2,164)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
| 151
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Shares
Percentage
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET (continued)
Technology (continued)
Paycom Software, Inc. 179 0.82% $ (2,476)
Qualys, Inc. 275 1.14% (2,881)
Cognizant Technology Solutions Corp. — Class A 776 1.63% (2,936)
Qorvo, Inc. 812 1.29% (6,391)
NetApp, Inc. 902 0.98% (6,790)
Cricut, Inc. — Class A 7,072 26.74% (9,223)
OneSpan, Inc. 3,383 9.50% (10,247)
Amdocs Ltd. 1,319 1.53% (10,422)
Skyworks Solutions, Inc. 867 1.87% (11,812)
QUALCOMM, Inc. 413 0.78% (12,148)
Dropbox, Inc. — Class A 3,456 4.40% (12,777)
PagerDuty, Inc. 3,286 16.10% (18,118)
Total Technology $ (20,580)
Total MS LONG/SHORT EQUITY LONG CUSTOM BASKET $ 504,393
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Financial
Walker & Dunlop, Inc. 1,169 (2.25)% 28,737
Cannae Holdings, Inc. 2,832 (8.80)% 24,979
Live Oak Bancshares, Inc. 2,467 (3.02)% 20,816
Franklin BSP Realty Trust, Inc. 8,974 (11.78)% 18,152
Western Alliance Bancorp 1,138 (1.41)% 17,893
SL Green Realty Corp. 2,267 (2.71)% 17,277
Ellington Financial, Inc. 7,365 (8.44)% 13,073
Rithm Capital Corp. 9,174 (10.55)% 12,900
CBRE Group, Inc. — Class A 549 (0.74)% 12,691
Weyerhaeuser Co. 3,671 (4.09)% 10,311
PennyMac Mortgage Investment Trust 7,533 (8.58)% 8,827
SBA Communications Corp. 398 (0.58)% 8,114
Redwood Trust, Inc. 15,016 (17.83)% 7,867
Smartstop Self Storage REIT, Inc. 2,803 (3.30)% 6,541
St Joe Co. 505 (1.59)% 5,103
Jefferies Financial Group, Inc. 1,183 (2.42)% 3,991
Federal Agricultural Mortgage Corp. — Class C 233 (0.67)% 2,862
Rithm Property Trust, Inc. 1,759 (7.47)% 2,723
Lamar Advertising Co. — Class A 541 (0.79)% 2,433
American Tower Corp. 296 (0.58)% 2,251
Millrose Properties, Inc. 2,140 (3.57)% 2,202
Ventas, Inc. 402 (1.22)% 1,879
Chimera Investment Corp. 5,088 (7.97)% 1,465
Welltower, Inc. 156 (0.51)% 1,387
LPL Financial Holdings, Inc. 111 (0.33)% 1,061
American Healthcare REIT, Inc. 896 (2.12)% 900
Beacon Financial Corp. 2,209 (3.33)% 487
Horizon Bancorp, Inc. 5,318 (6.04)% 329
Equity LifeStyle Properties, Inc. 1,278 (1.60)% (412)
Lincoln National Corp. 2,617 (2.82)% (1,385)
Macerich Co. 4,118 (5.29)% (2,068)
Primis Financial Corp. 2,925 (7.53)% (3,087)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
152 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Shares
Percentage
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET (continued)
Financial (continued)
Iron Mountain, Inc. 846 (0.98)% $ (3,221)
SLM Corp. 2,335 (4.67)% (4,352)
First Foundation, Inc. 10,235 (16.95)% (5,675)
Merchants Bancorp 1,066 (2.33)% (10,689)
Equinix, Inc. 94 (0.10)% (17,761)
Total Financial $ 188,601
Consumer, Non-cyclical
First Advantage Corp. 4,480 (8.50)% 19,164
CRA International, Inc. 485 (0.62)% 16,777
Rollins, Inc. 1,534 (1.87)% 15,428
OrthoPediatrics Corp. 4,640 (6.30)% 13,341
Verisk Analytics, Inc. 423 (0.53)% 12,733
ManpowerGroup, Inc. 3,221 (3.39)% 10,061
Cintas Corp. 390 (0.59)% 6,511
Limoneira Co. 6,260 (7.45)% 2,856
Medifast, Inc. 2,310 (9.81)% 1,298
Matthews International Corp. — Class A 1,483 (3.87)% (1,482)
FTI Consulting, Inc. 546 (0.57)% (5,739)
Tejon Ranch Co. 4,663 (5.31)% (13,390)
Insperity, Inc. 2,608 (3.70)% (14,121)
Total Consumer, Non-cyclical $ 63,437
Consumer, Cyclical
LGI Homes, Inc. 984 (2.53)% 11,141
Freshpet, Inc. 297 (1.70)% 7,654
Capri Holdings Ltd. 1,465 (5.68)% 5,017
JetBlue Airways Corp. 17,673 (22.62)% 4,115
RB Global, Inc. 886 (1.04)% 3,765
Tesla, Inc. 60 (0.27)% 3,541
Penn Entertainment, Inc. 3,772 (6.65)% (2,686)
Total Consumer, Cyclical $ 32,547
Technology
NCR Voyix Corp. 6,027 (15.80)% 30,700
Palantir Technologies, Inc. — Class A 158 (0.68)% (1,552)
Total Technology $ 29,148
Industrial
Casella Waste Systems, Inc. — Class A 788 (1.26)% 12,087
RXO, Inc. 3,418 (6.84)% 7,045
Exponent, Inc. 1,165 (1.53)% 6,726
Waste Management, Inc. 299 (0.44)% 3,974
Republic Services, Inc. 315 (0.46)% 3,892
Saia, Inc. 57 (0.28)% 3,718
Clean Harbors, Inc. 235 (0.35)% 1,206
Knife River Corp. 929 (1.22)% 373
Enviri Corp. 2,916 (5.10)% (3,434)
Trinity Industries, Inc. 1,800 (3.11)% (6,896)
XPO, Inc. 162 (0.51)% (9,682)
Total Industrial $ 19,009
Basic Materials
International Paper Co. 1,875 (2.80)% 17,627

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
| 153
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Shares
Percentage
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET (continued)
Basic Materials (continued)
Sherwin-Williams Co. 261 (0.31)% $ 9,092
Air Products and Chemicals, Inc. 332 (0.34)% (1,903)
Balchem Corp. 496 (0.59)% (4,194)
Westlake Corp. 481 (0.86)% (5,693)
Kronos Worldwide, Inc. 15,869 (15.22)% (17,923)
Dow, Inc. 2,351 (2.40)% (30,669)
Total Basic Materials $ (33,663)
Energy
Core Laboratories, Inc. 2,314 (5.96)% 3,980
Select Water Solutions, Inc. 2,047 (6.54)% (3,150)
Natural Gas Services Group, Inc. 963 (2.65)% (4,805)
NextDecade Corp. 3,815 (13.05)% (6,482)
Viper Energy, Inc. — Class A 1,956 (2.13)% (15,645)
Archrock, Inc. 2,211 (2.87)% (20,287)
Total Energy $ (46,389)
Total MS LONG/SHORT EQUITY SHORT CUSTOM BASKET $ 252,690
a
Custom Basket Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
b
Includes cumulative appreciation (depreciation).
MS — Morgan Stanley Capital Services LLC
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 6,683,867 $ — $ — $ 6,683,867
Rights — — 3 3
Mutual Funds 6,820,181 — — 6,820,181
Closed-End Mutual Funds 1,255,177 — — 1,255,177
Master Limited Partnerships 41 — — 41
Repurchase Agreements — 3,476,726 — 3,476,726
Commodity Futures Contracts
a
321,507 — — 321,507
Currency Futures Contracts
a
66,695 — — 66,695
Equity Futures Contracts
a
28,195 — — 28,195
Interest Rate Futures Contracts
a
7,285 8,104 — 15,389
Equity Custom Basket Swap Agreements
a
— 757,083 — 757,083
Total Assets $ 15,182,948 $ 4,241,913 $ 3 $ 19,424,864
– – – –

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
MULTI-HEDGE STRATEGIES FUND
March 31, 2026
154 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Futures Contracts
a
$ 7,334 $ — $ — $ 7,334
Currency Futures Contracts
a
17,133 — — 17,133
Equity Futures Contracts
a
35,160 22,197 — 57,357
Commodity Futures Contracts
a
123,529 — — 123,529
Common Stocks Sold Short 566,056 — — 566,056
Exchange-Traded Funds Sold Short 1,337,217 — — 1,337,217
Total Liabilities $ 2,086,429 $ 22,197 $ — $ 2,108,626
a
Reported as unrealized appreciation/depreciation at period end.
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/88525/000139834425021766/fp0095396-56_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Strategy
Fund III $ 2,472,289 $ — $ — $ — $ (6,947) $ 2,465,342 99,249 $ 29,985
Guggenheim Variable
Insurance Strategy Fund
III — Institutional Shares 2,148,296 — — — (5,193) 2,143,103 86,555 26,063
Guggenheim Strategy
Fund II 1,666,856 — — — (4,703) 1,662,153 67,185 20,333
Guggenheim Ultra
Short Duration Fund —
Institutional Class 551,223 — — — (1,640) 549,583 54,685 6,009
$ 6,838,664 $ — $ — $ — $ (18,483) $ 6,820,181 $ 82,390

RYDEX VARIABLE TRUST FUNDS | 155
March 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)
Note 1 ‒ Organization, Consolidation of Subsidiaries and Significant Accounting Policies
Organization
Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange
Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each
Fund separately.
This report covers the following Funds:
Fund Name Diversification Status
Banking Fund Diversified
Basic Materials Fund Diversified
Biotechnology Fund Diversified
Consumer Products Fund Diversified
Electronics Fund Non-diversified
Energy Fund Diversified
Energy Services Fund Non-diversified
Financial Services Fund Diversified
Health Care Fund Diversified
Internet Fund Diversified
Leisure Fund Diversified
Precious Metals Fund Non-diversified
Real Estate Fund Diversified
Retailing Fund Diversified
Technology Fund Diversified
Telecommunications Fund Non-diversified
Transportation Fund Diversified
Utilities Fund Diversified
Dow 2x Strategy Fund Non-diversified
Inverse Dow 2x Strategy Fund Non-diversified
Mid-Cap 1.5x Strategy Fund Non-diversified
Inverse Mid-Cap Strategy Fund Non-diversified
NASDAQ-100
®
Fund Non-diversified
NASDAQ-100
®
2x Strategy Fund Non-diversified
Inverse NASDAQ-100
®
Strategy Fund Non-diversified
Russell 2000
®
1.5x Strategy Fund Non-diversified
Russell 2000
®
2x Strategy Fund Non-diversified
Inverse Russell 2000
®
Strategy Fund Non-diversified
Nova Fund Non-diversified
S&P 500
®
2x Strategy Fund Non-diversified
Inverse S&P 500
®
Strategy Fund Non-diversified
S&P 500
®
Pure Growth Fund Non-diversified
S&P 500
®
Pure Value Fund Non-diversified
S&P MidCap 400
®
Pure Growth Fund Non-diversified
S&P MidCap 400
®
Pure Value Fund Non-diversified

156 | RYDEX VARIABLE TRUST FUNDS
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NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.
Consolidation of Subsidiaries
The consolidated schedules of investments of the Commodities Strategy Fund, Global Managed Futures Strategy Fund
and Multi-Hedge Strategies Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary
(each, a “Subsidiary” and together, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge
Strategies Fund.
Each of the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund
may invest up to 25% of its total assets in its respective Subsidiary, which is intended to provide the Fund with exposure to certain investments consistent with the Funds’ investment objectives and policies while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’
investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Security Investors, LLC (the "Adviser") as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the
Fund Name Diversification Status
S&P SmallCap 600
®
Pure Growth Fund Non-diversified
S&P SmallCap 600
®
Pure Value Fund Non-diversified
Government Long Bond 1.2x Strategy Fund Diversified
Inverse Government Long Bond Strategy Fund Diversified
High Yield Strategy Fund Non-diversified
Europe 1.25x Strategy Fund Non-diversified
Japan 2x Strategy Fund Non-diversified
Strengthening Dollar 2x Strategy Fund Non-diversified
Weakening Dollar 2x Strategy Fund Non-diversified
Commodities Strategy Fund Non-diversified
Global Managed Futures Strategy Fund Diversified
Multi-Hedge Strategies Fund Diversified
Note 1 ‒ Organization, Consolidation of Subsidiaries and Significant Accounting Policies (continued)

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NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
“Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”)
reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The
Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation
Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.
Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the
Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation
Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities.
In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Open-end investment companies are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Note 1 ‒ Organization, Consolidation of Subsidiaries and Significant Accounting Policies (continued)

158 | RYDEX VARIABLE TRUST FUNDS
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NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.
In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security.
Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
Note 2 ‒ Financial Instruments and Derivatives
As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments.
These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction.
Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
Note 1 ‒ Organization, Consolidation of Subsidiaries and Significant Accounting Policies (continued)

RYDEX VARIABLE TRUST FUNDS | 159
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NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
The Funds may utilize derivatives for the following purposes:
Duration: the use of an instrument to manage the interest rate risk of a portfolio.
Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.
Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.
Liquidity: the ability to buy or sell exposure with little price/market impact.
Speculation: the use of an instrument to express macro-economic and other investment views.
If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed upon amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract;
(iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds' Schedule of Investments.
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-
lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount
Note 2 ‒ Financial Instruments and Derivatives (continued)

160 | RYDEX VARIABLE TRUST FUNDS
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NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.
Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or
“buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities.
The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in
Note 2 ‒ Financial Instruments and Derivatives (continued)

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NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the
U.S. dollar.
The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.
Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s
®
,
countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the
U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Funds may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.
Note 3 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level
1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a
Note 2 ‒ Financial Instruments and Derivatives (continued)

162 | RYDEX VARIABLE TRUST FUNDS
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NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 4 ‒ Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102%
of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At March 31, 2026, the repurchase agreements in the joint account were as follows:
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
Note 5 ‒ Portfolio Securities Loaned
The Funds may lend their securities to approved brokers to earn additional income. Securities lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Bank of New York Mellon Corp. (“BNY”) acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral and
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
J.P. Morgan Securities LLC 3.66%
Due 04/01/2026
$ 18,291,856 $ 18,294,806 U.S. Treasury Strip Coupon
0.00% Due 11/15/36 $ 19,093,780 $ 18,657,698
— — —
Bank of America Securities, Inc.
3.65% Due 04/01/2026
16,623,236 16,626,144 U.S. Treasury Strip Coupon
0.00% Due 11/15/36 21,783,938 13,469,967
U.S. Treasury Strip Principal
0.00% Due 05/15/38
- 05/15/44 7,556,300 3,485,732
29,340,238 16,955,699
34,915,092
Note 3 ‒ Fair Value Measurement (continued)

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NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
proceeds are invested in the Dreyfus Treasury Obligations Cash Management Fund – Institutional Shares. The Funds
bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.
At March 31, 2026, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.
Note 6 ‒ Market Risks
The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others,
Gross Amounts Not Offset in the
Statements of Assets and Liabilities Securities Lending Collateral
Fund
Value of
Securities
Loaned
Collateral
Received
a
Net
Amount
Cash
Collateral
Invested
Non-Cash
Collateral
Total
Collateral
Basic Materials Fund
$ 32,029 $ (31,970)
b
$ 59 $ — $ 31,970 $ 31,970
Consumer Products Fund
23,033 (23,033) — — 23,405 23,405
Electronics Fund
139,924 (129,579)
b
10,345 — 129,579 129,579
Internet Fund
7,763 (7,763) — — 7,930 7,930
Leisure Fund
37,903 (37,903) — — 38,954 38,954
Technology Fund
91,562 (90,857)
b
705 — 90,857 90,857
Mid-Cap 1.5x Strategy Fund
1,681 (1,597)
b
84 — 1,597 1,597
NASDAQ-100
®
Fund
250,884 (250,884) — — 255,051 255,051
NASDAQ-100
®
2x Strategy
Fund
215,432 (215,432) — — 218,387 218,387
Russell 2000 1.5x Strategy
Fund
1,784 (1,784) — — 1,786 1,786
Nova Fund
12,675 (12,675) — — 12,894 12,894
S&P 500
®
2x Strategy Fund
57,801 (57,801) — — 58,644 58,644
S&P 500
®
Pure Value Fund
112,227 (112,227) — — 113,479 113,479
S&P SmallCap 600
®
Pure
Growth Fund
30,789 (30,789) — — 31,287 31,287
S&P SmallCap 600
®
Pure
Value Fund
299,717 (299,717) — — 304,406 304,406
a
Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.
b
Subsequent to March 31, 2026, additional collateral was received.
Note 5 ‒ Portfolio Securities Loaned (continued)

164 | RYDEX VARIABLE TRUST FUNDS
March 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the
Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.
Note 6 ‒ Market Risks (continued)

THE RYDEX VARIABLE TRUST FUNDS | 165
OTHER INFORMATION
OTHER INFORMATION
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the
Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global
Industry Classification Standards and Barclays Global Classification Scheme.